     As Filed with the Securities and Exchange Commission on April 11, 2018



                                      REGISTRATION NOS. 333-160722 and 811-04001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                    POST-EFFECTIVE AMENDMENT NO. 9                    [X]
                                AND/OR
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                          AMENDMENT NO. 270                           [X]
                   (CHECK APPROPRIATE BOX OR BOXES)


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (Exact Name of Registrant)


                      METROPOLITAN LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   200 PARK AVENUE, NEW YORK, NEW YORK 10166

              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, Including Area Code:(212) 578-9500

                     Name and Address of Agent for Service:


                             STEPHEN GAUSTER, ESQ.

               Senior Vice President and Interim General Counsel

                      Metropolitan Life Insurance Company
                                200 Park Avenue
                               New York, NY 10166

                                    COPY TO:


                                W. THOMAS CONNER
                               Vedder Price P.C.
                           1633 Broadway, 31st Floor
                               New York, NY 10019


                                 ------------

Approximate Date of Proposed Public Offering: On April 30, 2018 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 30, 2018 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
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This Registration Statement incorporates by reference the two supplements dated May 1, 2017 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 26, 2017 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 30, 2016 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 27, 2016 pursuant to paragraph (b) of Rule 485.


This Registration Statement incorporates by reference the two supplements dated April 30, 2015 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 17, 2015 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 28, 2014 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 17, 2014 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 29, 2013 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 16, 2013 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 30, 2012 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 17, 2012 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated May 1, 2011 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 15, 2011 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated May 1, 2010 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 20, 2010 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the prospectus dated April 30, 1999 (the "Prospectus") and the following supplements to the Prospectus for the contracts:

Supplement dated November 9, 2009 to the Prospectus (As Annually Supplemented); Supplements dated May 1, 2009 to the Prospectus (As Annually Supplemented); Supplement dated April 28, 2008 to the Prospectus (As Annually Supplemented); Supplement dated October 19, 2007 to the Prospectus (As Supplemented); Supplement dated April 30, 2007 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2006 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2005 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2004 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2003 to the Prospectus (As Annually Supplemented); Supplement dated October 4, 2002 to the Prospectus, As Supplemented May 1, 2002; Supplement dated May 1, 2002 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2001 to the Prospectus, As Supplemented May 1, 2000; Supplement dated January 22, 2001 to Prospectuses dated May 1, 2000 and April 30, 1999, as supplemented May 1, 2000; and Supplement dated May 1, 2000 to the Prospectus, as filed in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on November 2, 2009.

                               ZENITH ACCUMULATOR


                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                                200 Park Avenue
                            New York, New York 10166



                               Designated Office:
                         Annuity Administrative Office
                                 P.O. Box 14594
                           Des Moines, IA 50306-3594




                        SUPPLEMENT DATED APRIL 30, 2018

       TO THE PROSPECTUS DATED APRIL 30, 1999 (AS ANNUALLY SUPPLEMENTED).



     This supplement updates certain information in the prospectus dated April 30, 1999 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by Metropolitan Life Separate Account E (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2018, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated April 30, 1999, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to MetLife Investors Distribution Company at 200 Park Avenue, New York, New York 10166 or telephoning 1-800-777-5897.

     We currently are not offering any new Contracts. However, Owners of existing Contracts may continue to make purchase payments. Contract Owners may allocate Assets to Divisions of the Eligible Funds. Divisions may be referred to as "Investment Divisions" or "Subaccounts" in prior prospectuses or in the Contract.


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
      American Funds Bond Fund
      American Funds Global Small Capitalization Fund
      American Funds Growth Fund
      American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
      Brighthouse Asset Allocation 100 Portfolio -- Class A
      Brighthouse/Wellington Large Cap Research Portfolio -- Class B Clarion Global Real Estate Portfolio -- Class B
      ClearBridge Aggressive Growth Portfolio -- Class A

      Harris Oakmark International Portfolio -- Class E

      Invesco Small Cap Growth Portfolio -- Class B
      MFS(R) Research International Portfolio -- Class B
      Morgan Stanley Mid Cap Growth Portfolio -- Class B
      Oppenheimer Global Equity Portfolio -- Class B
      PIMCO Inflation Protected Bond Portfolio -- Class B
      PIMCO Total Return Portfolio -- Class B
      SSGA Growth and Income ETF Portfolio -- Class B
      SSGA Growth ETF Portfolio -- Class B
      T. Rowe Price Mid Cap Growth Portfolio -- Class B


      Victory Sycamore Mid Cap Value Portfolio -- Class B (formerly Invesco Mid
         Cap Value Portfolio)

BRIGHTHOUSE FUNDS TRUST II
      Baillie Gifford International Stock Portfolio -- Class A
      BlackRock Bond Income Portfolio -- Class A

      BlackRock Capital Appreciation Portfolio -- Class A

      BlackRock Ultra-Short Term Bond Portfolio -- Class A
      Brighthouse Asset Allocation 20 Portfolio -- Class B
      Brighthouse Asset Allocation 40 Portfolio -- Class B
      Brighthouse Asset Allocation 60 Portfolio -- Class B
      Brighthouse Asset Allocation 80 Portfolio -- Class B
      Brighthouse/Artisan Mid Cap Value Portfolio -- Class A
      Brighthouse/Wellington Balanced Portfolio -- Class B
      Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

      Frontier Mid Cap Growth Portfolio -- Class B
      Jennison Growth Portfolio -- Class A
      Loomis Sayles Small Cap Core Portfolio -- Class A
      Loomis Sayles Small Cap Growth Portfolio -- Class B
      MetLife Aggregate Bond Index Portfolio -- Class B
      MetLife Mid Cap Stock Index Portfolio -- Class B
      MetLife MSCI EAFE(R) Index Portfolio -- Class B
      MetLife Russell 2000(R) Index Portfolio -- Class B
      MetLife Stock Index Portfolio -- Class B
      MFS(R) Total Return Portfolio -- Class E
      MFS(R) Value Portfolio -- Class A


      MFS(R) Value Portfolio -- Class E

      Neuberger Berman Genesis Portfolio -- Class A
      T. Rowe Price Large Cap Growth Portfolio -- Class B
      T. Rowe Price Small Cap Growth Portfolio -- Class B
      Western Asset Management Strategic Bond Opportunities Portfolio -- Class
         B
      Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
      Equity-Income Portfolio

     Please see "Additional Information Regarding Eligible Funds" for more information.

     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP:// WWW.SEC.GOV.

     THE FINANCIAL INDUSTRY REGULATORY AUTHORITY (FINRA) PROVIDES BACKGROUND INFORMATION ABOUT BROKER-DEALERS AND THEIR REGISTERED REPRESENTATIVES THROUGH FINRA BROKERCHECK. YOU MAY CONTACT THE FINRA BROKERCHECK HOTLINE AT 1-800-289-9999, OR LOG ON TO WWW.FINRA.ORG. AN INVESTOR BROCHURE THAT INCLUDES INFORMATION DESCRIBING FINRA BROKERCHECK IS AVAILABLE THROUGH THE HOTLINE OR ON-LINE.

     CURRENT PROSPECTUSES FOR THE ELIGIBLE FUNDS CAN BE OBTAINED BY CALLING 1-800-777-5897.


     WE DO NOT GUARANTEE HOW ANY OF THE DIVISIONS OF THE ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                 EXPENSE TABLE



     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Divisions. State premium taxes of 0% to 3.5% may also be deducted.



CONTRACT OWNER TRANSACTION EXPENSES


        Sales Charge Imposed on Purchase Payments...........................              None
        Contingent Deferred Sales Charge (as a percentage of Contract Value)   6.5% declining annually--
                                                                                      See Note (1)
        Transfer Fee(2).....................................................   $10

--------
NOTES:
(1) The Contingent Deferred Sales Charge is a declining percentage of contract value withdrawn, as follows:


IF WITHDRAWN DURING CONTRACT YEAR      CHARGE
-----------------------------------   -------
  1................................   6.5%
  2................................   6.0%
  3................................   5.5%
  4................................   5.0%
  5................................   4.5%
  6................................   4.0%
  7................................   3.5%
  8................................   3.0%
  9................................   2.0%
  10...............................   1.0%
  11...............................   0%

(2) Currently, we do not charge this fee. We reserve the right to impose a charge of $10 on each transfer in excess of four per year.


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.


ANNUAL CONTRACT FEE


        Administration Contract Charge(1)........   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the Divisions)


                                                                AMERICAN FUNDS
                                                                BOND DIVISION,
                                                                AMERICAN FUNDS
                                                                GROWTH-INCOME
                                                                  DIVISION,
                                                                AMERICAN FUNDS
                                                               GROWTH DIVISION,
                                                              AND AMERICAN FUNDS          ALL
                                                                 GLOBAL SMALL            OTHER
                                                           CAPITALIZATION DIVISION     DIVISIONS
                                                          -------------------------   ----------
       Mortality and Expense Risk Charge(2)............   1.20%                        .95%
       Administration Asset Charge.....................    .40%                        .40%
                                                          ----                         ---
         Total Variable Account Annual Expenses........   1.60%                       1.35%
                                                          ====                        ====

--------
NOTE:
(1)   The Administration Contract Charge is not imposed after annuitization.

(2) We are waiving .08% of the Mortality and Expense Risk Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We will waive the following amount of the Mortality and Expense Risk Charge: an amount, if any, equal to the Eligible Fund expenses that are in excess of the indicated percentage for the Division investing in the following Eligible Fund: 0.87% for the Division investing in the Oppenheimer Global Equity Portfolio -- Class B.




ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017


     The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Eligible Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future. The second table shows each Eligible Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Eligible Funds provided this information and we have not independently verified it. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund. Current prospectuses for the Eligible Funds can be obtained by calling 800-777-5897.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                     MINIMUM*     MAXIMUM
                                                                                    ----------   --------
Total Annual Eligible Fund Operating Expenses....................................
(expenses that are deducted from Eligible Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)...................     0.27%       1.22%





                                                                                              MINIMUM*     MAXIMUM
                                                                                             ----------   --------
Net Total Annual Fund Operating Expenses (1)
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any applicable waiver or expense
 reimbursement)...........................................................................     0.26%       1.21%





NOTE:
(1)
The range of Net Total Annual Eligible Fund Operating Expenses takes into account arrangements for certain Eligible
Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses for a period of at
least one year from the date of the portfolio's 2018 prospectus as described in more detail below.
*
Does not take into consideration any portfolio of the American Funds Insurance Series, for which an additional
Mortality and Expense Risk charge applies.


ELIGIBLE FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.


                                                 DISTRIBUTION              ACQUIRED
                                                    AND/OR                   FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                    SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT      (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                           FEE          FEES       EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------- ------------ -------------- ---------- ---------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund..........    0.36%         0.25%        0.02%       --        0.63%           --          0.63%
American Funds Global Small
 Capitalization Fund..............    0.70%         0.25%        0.04%       --        0.99%           --          0.99%
American Funds Growth Fund........    0.33%         0.25%        0.02%       --        0.60%           --          0.60%

                                                     DISTRIBUTION             ACQUIRED
                                                        AND/OR                  FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                       SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                        MANAGEMENT     (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                               FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
American Funds Growth-Income
 Fund.................................    0.26%     0.25%           0.02%      --         0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
Brighthouse Asset Allocation 100
 Portfolio -- Class A.................    0.07%       --            0.01%    0.67%        0.75%       --              0.75%
Brighthouse/Wellington Large Cap
 Research Portfolio -- Class B........    0.56%     0.25%           0.02%      --         0.83%     0.04%             0.79%
Clarion Global Real Estate Portfolio
 -- Class B...........................    0.61%     0.25%           0.05%      --         0.91%       --              0.91%
ClearBridge Aggressive Growth
 Portfolio -- Class A.................    0.55%       --            0.03%      --         0.58%     0.02%             0.56%
Harris Oakmark International
 Portfolio -- Class E.................    0.77%     0.15%           0.04%      --         0.96%     0.02%             0.94%
Invesco Small Cap Growth Portfolio
 -- Class B...........................    0.85%     0.25%           0.03%      --         1.13%     0.02%             1.11%
MFS(R) Research International
 Portfolio -- Class A++...............    0.69%       --            0.05%      --         0.74%     0.10%             0.64%
MFS(R) Research International
 Portfolio -- Class B.................    0.69%     0.25%           0.05%      --         0.99%     0.10%             0.89%
Morgan Stanley Mid Cap Growth
 Portfolio -- Class B.................    0.65%     0.25%           0.04%      --         0.94%     0.02%             0.92%
Oppenheimer Global Equity Portfolio
 -- Class B...........................    0.66%     0.25%           0.04%      --         0.95%     0.10%             0.85%
PIMCO Inflation Protected Bond
 Portfolio -- Class B.................    0.47%     0.25%           0.50%      --         1.22%     0.01%             1.21%
PIMCO Total Return Portfolio --
 Class B..............................    0.48%     0.25%           0.08%      --         0.81%     0.03%             0.78%
SSGA Growth and Income ETF
 Portfolio -- Class B.................    0.31%     0.25%           0.01%    0.20%        0.77%       --              0.77%
SSGA Growth ETF Portfolio --
 Class B..............................    0.32%     0.25%           0.02%    0.21%        0.80%       --              0.80%
T. Rowe Price Mid Cap Growth
 Portfolio -- Class B.................    0.75%     0.25%           0.03%      --         1.03%       --              1.03%
Victory Sycamore Mid Cap Value
 Portfolio -- Class B.................    0.65%     0.25%           0.03%      --         0.93%     0.09%             0.84%
BRIGHTHOUSE FUNDS TRUST II
Baillie Gifford International Stock
 Portfolio -- Class A.................    0.79%       --            0.06%      --         0.85%     0.12%             0.73%
BlackRock Bond Income Portfolio --
 Class A..............................    0.33%       --            0.18%      --         0.51%       --              0.51%
BlackRock Capital Appreciation
 Portfolio -- Class A.................    0.69%       --            0.03%      --         0.72%     0.09%             0.63%
BlackRock Ultra-Short Term Bond
 Portfolio -- Class A.................    0.35%       --            0.04%      --         0.39%     0.03%             0.36%

                                                       DISTRIBUTION             ACQUIRED
                                                          AND/OR                  FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                         SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                          MANAGEMENT     (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                 FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
Brighthouse Asset Allocation 20
 Portfolio -- Class B...................    0.09%     0.25%         0.03%      0.57%        0.94%     0.02%           0.92%
Brighthouse Asset Allocation 40
 Portfolio -- Class B...................    0.06%     0.25%           --       0.59%        0.90%       --            0.90%
Brighthouse Asset Allocation 60
 Portfolio -- Class B...................    0.05%     0.25%           --       0.61%        0.91%       --            0.91%
Brighthouse Asset Allocation 80
 Portfolio -- Class B...................    0.05%     0.25%         0.01%      0.64%        0.95%       --            0.95%
Brighthouse/Artisan Mid Cap Value
 Portfolio -- Class A...................    0.82%       --          0.03%        --         0.85%     0.05%           0.80%
Brighthouse/Wellington Balanced
 Portfolio -- Class B...................    0.46%     0.25%         0.08%        --         0.79%       --            0.79%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio -- Class A.....    0.70%       --          0.02%        --         0.72%     0.11%           0.61%
Frontier Mid Cap Growth Portfolio --
 Class B................................    0.71%     0.25%         0.04%        --         1.00%     0.02%           0.98%
Jennison Growth Portfolio --
 Class A................................    0.60%       --          0.02%        --         0.62%     0.08%           0.54%
Loomis Sayles Small Cap Core
 Portfolio -- Class A...................    0.90%       --          0.07%      0.03%        1.00%     0.08%           0.92%
Loomis Sayles Small Cap Growth
 Portfolio -- Class B...................    0.90%     0.25%         0.07%        --         1.22%     0.09%           1.13%
MetLife Aggregate Bond Index
 Portfolio -- Class B...................    0.25%     0.25%         0.03%        --         0.53%     0.01%           0.52%
MetLife Mid Cap Stock Index
 Portfolio -- Class B...................    0.25%     0.25%         0.04%      0.01%        0.55%       --            0.55%
MetLife MSCI EAFE(R) Index Portfolio
 -- Class B.............................    0.30%     0.25%         0.07%      0.01%        0.63%       --            0.63%
MetLife Russell 2000(R) Index
 Portfolio -- Class B...................    0.25%     0.25%         0.06%      0.01%        0.57%       --            0.57%
MetLife Stock Index Portfolio --
 Class A+...............................    0.25%       --          0.02%        --         0.27%     0.01%           0.26%
MetLife Stock Index Portfolio --
 Class B................................    0.25%     0.25%         0.02%        --         0.52%     0.01%           0.51%
MFS(R) Total Return Portfolio --
 Class A+...............................    0.56%       --          0.05%        --         0.61%       --            0.61%
MFS(R) Total Return Portfolio --
 Class E................................    0.56%     0.15%         0.05%        --         0.76%       --            0.76%
MFS(R) Value Portfolio -- Class A.......    0.70%       --          0.02%        --         0.72%     0.14%           0.58%
MFS(R) Value Portfolio -- Class E.......    0.70%     0.15%         0.02%        --         0.87%     0.14%           0.73%
Neuberger Berman Genesis Portfolio
 -- Class A.............................    0.81%       --          0.04%        --         0.85%     0.01%           0.84%
T. Rowe Price Large Cap Growth
 Portfolio -- Class B...................    0.60%     0.25%         0.02%        --         0.87%     0.05%           0.82%
T. Rowe Price Small Cap Growth
 Portfolio -- Class B...................    0.47%     0.25%         0.03%        --         0.75%       --            0.75%

                                                 DISTRIBUTION             ACQUIRED
                                                    AND/OR                  FUND       TOTAL       FEE WAIVER    NET TOTAL
                                                   SERVICE                  FEES       ANNUAL        AND/OR       ANNUAL
                                    MANAGEMENT     (12B-1)       OTHER       AND     OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                           FEE          FEES      EXPENSES   EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------- ------------ ------------- ---------- ---------- ----------- --------------- ----------
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class A++........................    0.56%       --            0.04%      --         0.60%     0.06%           0.54%
Western Asset Management Strategic
 Bond Opportunities Portfolio --
 Class B..........................    0.56%     0.25%           0.04%      --         0.85%     0.06%           0.79%
Western Asset Management
 U.S. Government Portfolio --
 Class A..........................    0.47%       --            0.02%      --         0.49%     0.01%           0.48%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio...........    0.44%       --            0.09%    0.03%        0.56%     --              0.56%



+     Aavailable under Contracts issued prior to May 1, 1995.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from April 30, 2018 through April 30, 2019. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.



     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)


     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   (1) If you surrender your Contract or annuitize under a non-life contingency option (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:



                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    --------   ---------   ---------   ---------
  (a)............     $842      $1,082      $1,345      $2,015
  (b)............     $937      $1,368      $1,826      $2,993


   (2) If you do not surrender your Contract or if you annuitize under a variable life contingency option (no contingent deferred sales charges would be deducted(2)):



                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    --------   ---------   ---------   ---------
  (a)............     $192        $532      $  895      $1,915
  (b)............     $287        $818      $1,376      $2,893

     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
--------
NOTES:
(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.071% has been used. (See Note
      (1) to the second table on p. A-3.)

(2) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the first example would apply. (See "Contingent Deferred Sales Charge".)


     Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus supplement (p. A-25).




THE COMPANYMetropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $270.2 billion general account portfolio invested primarily in investment grade corporate bonds, structured finance securities, mortgage loans and U.S. Treasury and agency securities, as well as real estate and corporate equity, at December 31,
                                     2017.




                      INVESTMENTS OF THE VARIABLE ACCOUNT



     Purchase payments applied to the Variable Account will be invested in Divisions of one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 Divisions (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."



     The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.


     You will find complete information about the Eligible Funds, including the risks associated with each, in the prospectuses for the Eligible Funds. They should be read carefully along with this prospectus before investing. Current prospectuses for the Eligible Funds can be obtained by calling 1-800-777-5897.



ELIGIBLE FUND                     INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
 AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Bond Fund        Seeks as high a level of current income       Capital Research and
                                  as is consistent with the preservation of     Management Companysm
                                  capital.
  American Funds Global Small     Seeks long-term growth of capital.            Capital Research and
   Capitalization Fund                                                          Management Companysm

ELIGIBLE FUND                       INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
  American Funds Growth Fund        Seeks growth of capital.                     Capital Research and
                                                                                 Management Companysm
  American Funds                    Seeks long-term growth of capital and        Capital Research and
   Growth-Income Fund               income.                                      Management Companysm
 BRIGHTHOUSE FUNDS TRUST I
  Brighthouse Asset Allocation      Seeks growth of capital.                     Brighthouse Investment
   100 Portfolio -- Class A                                                      Advisers, LLC
  Brighthouse/Wellington Large      Seeks long-term capital appreciation.        Brighthouse Investment
   Cap Research Portfolio --                                                     Advisers, LLC
   Class B                                                                       Subadviser: Wellington
                                                                                 Management Company LLP
  Clarion Global Real Estate        Seeks total return through investment in     Brighthouse Investment
   Portfolio -- Class B             real estate securities, emphasizing both     Advisers, LLC
                                    capital appreciation and current income.     Subadviser: CBRE Clarion
                                                                                 Securities LLC
  ClearBridge Aggressive            Seeks capital appreciation.                  Brighthouse Investment
   Growth Portfolio -- Class A                                                   Advisers, LLC
                                                                                 Subadviser: ClearBridge
                                                                                 Investments, LLC
  Harris Oakmark International      Seeks long-term capital appreciation.        Brighthouse Investment
   Portfolio -- Class E                                                          Advisers, LLC
                                                                                 Subadviser: Harris Associates
                                                                                 L.P.
  Invesco Small Cap Growth          Seeks long-term growth of capital.           Brighthouse Investment
   Portfolio -- Class B                                                          Advisers, LLC
                                                                                 Subadviser: Invesco Advisers,
                                                                                 Inc.
  MFS(R) Research International     Seeks capital appreciation.                  Brighthouse Investment
   Portfolio -- Class A++                                                        Advisers, LLC
                                                                                 Subadviser: Massachusetts
                                                                                 Financial Services Company
  MFS(R) Research International     Seeks capital appreciation.                  Brighthouse Investment
   Portfolio -- Class B                                                          Advisers, LLC
                                                                                 Subadviser: Massachusetts
                                                                                 Financial Services Company
  Morgan Stanley Mid Cap            Seeks capital appreciation.                  Brighthouse Investment
   Growth Portfolio -- Class B                                                   Advisers, LLC
                                                                                 Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
  Oppenheimer Global Equity         Seeks capital appreciation.                  Brighthouse Investment
   Portfolio -- Class B                                                          Advisers, LLC
                                                                                 Subadviser: OppenheimerFunds,
                                                                                 Inc.
  PIMCO Inflation Protected         Seeks maximum real return, consistent        Brighthouse Investment
   Bond Portfolio -- Class B        with preservation of capital and prudent     Advisers, LLC
                                    investment management.                       Subadviser: Pacific Investment
                                                                                 Management Company LLC

ELIGIBLE FUND                        INVESTMENT OBJECTIVE                           INVESTMENT ADVISER/SUBADVISER
  PIMCO Total Return Portfolio       Seeks maximum total return, consistent         Brighthouse Investment
   -- Class B                        with the preservation of capital and           Advisers, LLC
                                     prudent investment management.                 Subadviser: Pacific Investment
                                                                                    Management Company LLC
  SSGA Growth and Income ETF         Seeks growth of capital and income.            Brighthouse Investment
   Portfolio -- Class B                                                             Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
  SSGA Growth ETF Portfolio --       Seeks growth of capital.                       Brighthouse Investment
   Class B                                                                          Advisers, LLC
                                                                                    Subadviser: SSGA Funds
                                                                                    Management, Inc.
  T. Rowe Price Mid Cap Growth       Seeks long-term growth of capital.             Brighthouse Investment
   Portfolio -- Class B                                                             Advisers, LLC
                                                                                    Subadviser: T. Rowe Price
                                                                                    Associates, Inc.
  Victory Sycamore Mid Cap           Seeks high total return by investing in        Brighthouse Investment
   Value Portfolio -- Class B        equity securities of mid-sized companies.      Advisers, LLC
                                                                                    Subadviser: Victory Capital
                                                                                    Management Inc.
 BRIGHTHOUSE FUNDS TRUST II
  Baillie Gifford International      Seeks long-term growth of capital.             Brighthouse Investment
   Stock Portfolio -- Class A                                                       Advisers, LLC
                                                                                    Subadviser: Baillie Gifford
                                                                                    Overseas Limited
  BlackRock Bond Income              Seeks a competitive total return primarily     Brighthouse Investment
   Portfolio -- Class A              from investing in fixed-income securities.     Advisers, LLC
                                                                                    Subadviser: BlackRock Advisors,
                                                                                    LLC
  BlackRock Capital Appreciation     Seeks long-term growth of capital.             Brighthouse Investment
   Portfolio -- Class A                                                             Advisers, LLC
                                                                                    Subadviser: BlackRock Advisors,
                                                                                    LLC
  BlackRock Ultra-Short Term         Seeks a high level of current income           Brighthouse Investment
   Bond Portfolio -- Class A         consistent with preservation of capital.       Advisers, LLC
                                                                                    Subadviser: BlackRock Advisors,
                                                                                    LLC
  Brighthouse Asset Allocation       Seeks a high level of current income,          Brighthouse Investment
   20 Portfolio -- Class B           with growth of capital as a secondary          Advisers, LLC
                                     objective.
  Brighthouse Asset Allocation       Seeks high total return in the form of         Brighthouse Investment
   40 Portfolio -- Class B           income and growth of capital, with a           Advisers, LLC
                                     greater emphasis on income.
  Brighthouse Asset Allocation       Seeks a balance between a high level of        Brighthouse Investment
   60 Portfolio -- Class B           current income and growth of capital,          Advisers, LLC
                                     with a greater emphasis on growth of
                                     capital.

ELIGIBLE FUND                       INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
  Brighthouse Asset Allocation      Seeks growth of capital.                      Brighthouse Investment
   80 Portfolio -- Class B                                                        Advisers, LLC
  Brighthouse/Artisan Mid Cap       Seeks long-term capital growth.               Brighthouse Investment
   Value Portfolio -- Class A                                                     Advisers, LLC
                                                                                  Subadviser: Artisan Partners
                                                                                  Limited Partnership
  Brighthouse/Wellington            Seeks long-term capital appreciation with     Brighthouse Investment
   Balanced Portfolio --            some current income.                          Advisers, LLC
   Class B                                                                        Subadviser: Wellington
                                                                                  Management Company LLP
  Brighthouse/Wellington Core       Seeks to provide a growing stream of          Brighthouse Investment
   Equity Opportunities             income over time and, secondarily,            Advisers, LLC
   Portfolio -- Class A             long-term capital appreciation and            Subadviser: Wellington
                                    current income.                               Management Company LLP
  Frontier Mid Cap Growth           Seeks maximum capital appreciation.           Brighthouse Investment
   Portfolio -- Class B                                                           Advisers, LLC
                                                                                  Subadviser: Frontier Capital
                                                                                  Management Company, LLC
  Jennison Growth Portfolio --      Seeks long-term growth of capital.            Brighthouse Investment
   Class A                                                                        Advisers, LLC
                                                                                  Subadviser: Jennison Associates
                                                                                  LLC
  Loomis Sayles Small Cap Core      Seeks long-term capital growth from           Brighthouse Investment
   Portfolio -- Class A             investments in common stocks or other         Advisers, LLC
                                    equity securities.                            Subadviser: Loomis, Sayles &
                                                                                  Company, L.P.
  Loomis Sayles Small Cap           Seeks long-term capital growth.               Brighthouse Investment
   Growth Portfolio -- Class B                                                    Advisers, LLC
                                                                                  Subadviser: Loomis, Sayles &
                                                                                  Company, L.P.
  MetLife Aggregate Bond Index      Seeks to track the performance of the         Brighthouse Investment
   Portfolio -- Class B             Bloomberg Barclays U.S. Aggregate             Advisers, LLC
                                    Bond Index.                                   Subadviser: MetLife Investment
                                                                                  Advisors, LLC
  MetLife Mid Cap Stock Index       Seeks to track the performance of the         Brighthouse Investment
   Portfolio -- Class B             Standard & Poor's MidCap 400(R)               Advisers, LLC
                                    Composite Stock Price Index.                  Subadviser: MetLife Investment
                                                                                  Advisors, LLC
  MetLife MSCI EAFE(R) Index        Seeks to track the performance of the         Brighthouse Investment
   Portfolio -- Class B             MSCI EAFE(R) Index.                           Advisers, LLC
                                                                                  Subadviser: MetLife Investment
                                                                                  Advisors, LLC
  MetLife Russell 2000(R) Index     Seeks to track the performance of the         Brighthouse Investment
   Portfolio -- Class B             Russell 2000(R) Index.                        Advisers, LLC
                                                                                  Subadviser: MetLife Investment
                                                                                  Advisors, LLC

ELIGIBLE FUND                       INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
  MetLife Stock Index Portfolio     Seeks to track the performance of the         Brighthouse Investment
   -- Class A+                      Standard & Poor's 500(R) Composite            Advisers, LLC
                                    Stock Price Index.                            Subadviser: MetLife Investment
                                                                                  Advisors, LLC
  MetLife Stock Index Portfolio     Seeks to track the performance of the         Brighthouse Investment
   -- Class B                       Standard & Poor's 500(R) Composite            Advisers, LLC
                                    Stock Price Index.                            Subadviser: MetLife Investment
                                                                                  Advisors, LLC
  MFS(R) Total Return Portfolio     Seeks a favorable total return through        Brighthouse Investment
   -- Class A+                      investment in a diversified portfolio.        Advisers, LLC
                                                                                  Subadviser: Massachusetts
                                                                                  Financial Services Company
  MFS(R) Total Return Portfolio     Seeks a favorable total return through        Brighthouse Investment
   -- Class E                       investment in a diversified portfolio.        Advisers, LLC
                                                                                  Subadviser: Massachusetts
                                                                                  Financial Services Company
  MFS(R) Value Portfolio --         Seeks capital appreciation.                   Brighthouse Investment
   Class A                                                                        Advisers, LLC
                                                                                  Subadviser: Massachusetts
                                                                                  Financial Services Company
  MFS(R) Value Portfolio --         Seeks capital appreciation.                   Brighthouse Investment
   Class E                                                                        Advisers, LLC
                                                                                  Subadviser: Massachusetts
                                                                                  Financial Services Company
  Neuberger Berman Genesis          Seeks high total return, consisting           Brighthouse Investment
   Portfolio -- Class A             principally of capital appreciation.          Advisers, LLC
                                                                                  Subadviser: Neuberger Berman
                                                                                  Investment Advisers LLC
  T. Rowe Price Large Cap           Seeks long-term growth of capital.            Brighthouse Investment
   Growth Portfolio -- Class B                                                    Advisers, LLC
                                                                                  Subadviser: T. Rowe Price
                                                                                  Associates, Inc.
  T. Rowe Price Small Cap           Seeks long-term capital growth.               Brighthouse Investment
   Growth Portfolio -- Class B                                                    Advisers, LLC
                                                                                  Subadviser: T. Rowe Price
                                                                                  Associates, Inc.
  Western Asset Management          Seeks to maximize total return consistent     Brighthouse Investment
   Strategic Bond Opportunities     with preservation of capital.                 Advisers, LLC
   Portfolio -- Class A++                                                         Subadviser: Western Asset
                                                                                  Management Company
  Western Asset Management          Seeks to maximize total return consistent     Brighthouse Investment
   Strategic Bond Opportunities     with preservation of capital.                 Advisers, LLC
   Portfolio -- Class B                                                           Subadviser: Western Asset
                                                                                  Management Company

ELIGIBLE FUND                       INVESTMENT OBJECTIVE                          INVESTMENT ADVISER/SUBADVISER
  Western Asset Management          Seeks to maximize total return consistent     Brighthouse Investment
   U.S. Government Portfolio        with preservation of capital and              Advisers, LLC
   -- Class A                       maintenance of liquidity.                     Subadviser: Western Asset
                                                                                  Management Company
 FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- INITIAL CLASS
  Equity-Income Portfolio           Seeks reasonable income. The fund will        Fidelity Management & Research
                                    also consider the potential for capital       Company
                                    appreciation. The fund's goal is to           Subadviser: FMR Co., Inc.
                                    achieve a yield which exceeds the
                                    composite yield on the securities
                                    comprising the S&P 500(R) Index.



+     Aavailable under Contracts issued prior to May 1, 1995.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



ADDITIONAL INFORMATION REGARDING ELIGIBLE FUNDS


BRIGHTHOUSE FUNDS TRUST I


     Class A shares of MFS(R) Research International are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of April 28, 2008). See Expense Table--Brighthouse Funds Trust I (p. A-5).


BRIGHTHOUSE FUNDS TRUST II

     Class A shares of the Western Asset Management Strategic Bond Opportunities Portfolio are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of May 1, 2016). Western Asset Management Strategic Bond Opportunities Class B shares are available. See Expense Table - Brighthouse Funds Trust II (p. A-7)


     For Contracts issued prior to May 1, 1995, the MetLife Stock Index Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MetLife Stock Index Portfolio Class B is available. See the Expense Table-- Brighthouse Funds Trust II (p. A-6) for expense differences for these classes.


     For Contracts issued prior to May 1, 1995, the MFS Total Return Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available. See the Expense Table--Brighthouse Funds Trust II (p. A-6) for Expense differences for these classes.


                                     * * *





     For more information regarding the Investment Adviser and the subadviser of the Brighthouse Funds Trust I and Brighthouse Funds Trust II Portfolios, see the Statement of Additional Information for the Contracts, and also see the Brighthouse Funds Trust I and Brighthouse Funds Trust II prospectuses and Statements of Additional Information.



     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds. For more information about the Investment Adviser, see the American Funds Insurance Series(R) prospectus and its Statement of Additional Information.

     Fidelity Management & Research Company is the Investment Manager for the Portfolio of the Variable Insurance Products Fund. For more information about the Investment Manager, see the Variable Insurance Products fund prospectus and its Statement of Additional Information.



     You can also get information about Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(R) or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO ELIGIBLE FUNDS


     An investment adviser or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in our role as an intermediary, with respect to the Eligible Funds. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the prospectuses for the Eligible Funds for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


     Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the "Table of Expenses." Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor MetLife Investors Distribution Company ("MLIDC"). Payments under a Portfolio's 12b-1 Plan decrease the Portfolio's investment returns. MLIDC is the principal underwriter and distributor of the Contract. MLIDC's principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to . An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


     On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") where MetLife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2017, approximately 85% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should We or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments We receive could cease or be substantially reduced which may have a material impact on Our financial statements.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS



     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the previous purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a), 401(k), or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code"). (At this time, the Contracts are only available on a limited basis to plans qualified under
   Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1997;

      4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

      5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").


     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should not be purchased for use with such plans.


     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.


     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.


     In the case of certain IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.


     Because the underlying tax-favored retirement plan itself provides tax
     ----------------------------------------------------------------------
deferral, whether or not a variable annuity is purchased, you should consider
-----------------------------------------------------------------------------
whether the features and benefits unique to variable annuities are appropriate
------------------------------------------------------------------------------
for your needs when purchasing a Qualified Contract.
----------------------------------------------------

     Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



                       FEDERAL INCOME TAX CONSIDERATIONS


     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.


     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


     Naming a non-natural person, such as a trust or estate, as a designated beneficiary, may eliminate the ability to stretch the payment over an individual's life or life expectancy, and may also eliminate the ability to continue these benefits beyond the otherwise allowed payout period under the Internal Revenue Code. If a non-natural person, such as a trust, is the owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.


     The following discussion generally applies to Contracts owned by natural persons.


     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     It is conceivable that the charges for certain optional benefits such as the guaranteed death benefit may be considered as deemed distributions subject to immediate taxation. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;

   o  made on or after the death of an Owner;

   o  attributable to the taxpayer's becoming disabled;

   o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

   o under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.


     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract as part of a tax-free Section 1035 exchange.


     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.


     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that (a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.


     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.


     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.



     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between Divisions after the annuity starting date. Consult your own tax advisor.



     3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare
     ---------------------------------
      tax on the lesser of:

      1. the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

      2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).


     "Net investment income" in Item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(b), or 457(b)), but such income will increase modified adjusted gross income in Item 2.


     You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.



     Partial Annuitization. Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio or excludable amount will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax advisor before you partially annuitize your contract.



     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in the prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.


     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.


     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.



     Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2018, $5,500 plus, for Owners age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Contract may provide death benefits that could exceed the greater of premiums paid or the Contract Value. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules.



     THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR

SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $12,500 for 2018. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59- 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59- 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year for which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.


     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     The IRS adopted regulations in 2007 affecting 403(b) plans and arrangements. As part of these regulations, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under 403(b). These regulations were generally effective January 1, 2009. Prior to 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.


     In consideration of these regulations, we have determined to only make available the Contract for purchase (including transfers) where your employer currently permits salary reduction contributions to be made to the Contract.

     If your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract, we urge you to consult with your tax advisor prior to making additional purchase payments.


     Section 457(b) Plan. An eligible section 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer which must be a tax-exempt entity under Section 501(c) of the Code. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD SONSULT THEIR TAX ADVISER.


     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.


     Required Minimum Distributions ("RMDs"). Qualified Contracts (including Contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.


     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Other Tax Issues. Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

   o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

   o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

   o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.


     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


     Annuity purchases by residents of Puerto Rico. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.



     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                              FINANCIAL STATEMENTS


     Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166 or telephoning 1-800-777-5897.



                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



                     METROPOLITAN LIFE SEPARATE ACCOUNT E++
                        CONDENSED FINANCIAL INFORMATION
--------

++ Effective November 9, 2009, the Company transferred the assets of each of the Sub-Accounts of The New England Variable Account with and into the Divisions of Metropolitan Life Separate Account E.


     Set forth below are accumulation unit values through December 31, 2017 for each Division of Metropolitan Life Separate Account E.


     Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each Division credited to the Contract by the Accumulation Unit Value of the Division. The Accumulation Unit Value of a Division depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.




                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
Baillie Gifford International Stock Division (Class A) (previously Julius Baer
International Stock Division and before that FI International Stock
 Sub-Account and before that Putnam International Stock Sub-Account and before that Morgan
Stanley International Magnum Equity
 Sub-Account)
  01/01/2008 to 12/31/2008........    2.043649         1.126487            2,767,234
  01/01/2009 to 12/31/2009........    1.126487         1.357766            2,221,387
  01/01/2010 to 12/31/2010........    1.357766         1.436168            2,081,244
  01/01/2011 to 12/31/2011........    1.436168         1.135379            1,758,621
  01/01/2012 to 12/31/2012........    1.135379         1.338699            1,465,179
  01/01/2013 to 12/31/2013........    1.338699         1.526021            1,277,453
  01/01/2014 to 12/31/2014........    1.526021         1.458824              910,640
  01/01/2015 to 12/31/2015........    1.458824         1.410907              743,941
  01/01/2016 to 12/31/2016........    1.410907         1.466847              653,215
  01/01/2017 to 12/31/2017........    1.466847         1.955934              576,029
BlackRock Bond Income Division (Class A)
  01/01/2008 to 12/31/2008........    5.213355         4.966949            4,684,401
  01/01/2009 to 12/31/2009........    4.966949         5.364309            3,937,913
  01/01/2010 to 12/31/2010........    5.364309         5.733625            3,308,173
  01/01/2011 to 12/31/2011........    5.733625         6.028218            2,910,885
  01/01/2012 to 12/31/2012........    6.028218         6.395712            2,517,435
  01/01/2013 to 12/31/2013........    6.395712         6.261595            2,150,532
  01/01/2014 to 12/31/2014........    6.261595         6.615297            1,818,457
  01/01/2015 to 12/31/2015........    6.615297         6.565331            1,614,562
  01/01/2016 to 12/31/2016........    6.565331         6.679538            1,327,853
  01/01/2017 to 12/31/2017........    6.679538         6.860669            1,234,595
BlackRock Capital Appreciation Division (Class A)
  01/01/2008 to 12/31/2008........    3.317618         2.078103            8,575,721

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2009 to 12/31/2009........     2.078103          2.804514           7,059,728
  01/01/2010 to 12/31/2010........     2.804514          3.315331           5,886,682
  01/01/2011 to 12/31/2011........     3.315331          2.978340           4,933,420
  01/01/2012 to 12/31/2012........     2.978340          3.360496           4,250,848
  01/01/2013 to 12/31/2013........     3.360496          4.449966           3,426,081
  01/01/2014 to 12/31/2014........     4.449966          4.780936           2,971,479
  01/01/2015 to 12/31/2015........     4.780936          5.012998           2,617,716
  01/01/2016 to 12/31/2016........     5.012998          4.949993           2,351,013
  01/01/2017 to 12/31/2017........     4.949993          6.540886           2,066,300
BlackRock Capital Appreciation Division (Class A) (previously BlackRock Legacy Large Cap
Growth Division (Class B) and before that FI Large Cap
 Sub-Account)
  01/01/2008 to 12/31/2008........    17.783641          9.658129               9,881
  01/01/2009 to 05/01/2009........     9.658129         10.080821                   0
BlackRock Large Cap Value Division (Class E)
  01/01/2008 to 12/31/2008........     1.479249          0.948017             449,810
  01/01/2009 to 12/31/2009........     0.948017          1.039841             318,002
  01/01/2010 to 12/31/2010........     1.039841          1.118262             325,790
  01/01/2011 to 12/31/2011........     1.118262          1.126769             185,073
  01/01/2012 to 12/31/2012........     1.126769          1.268740             148,560
  01/01/2013 to 12/31/2013........     1.268740          1.650856             182,949
  01/01/2014 to 12/31/2014........     1.650856          1.788171             123,778
  01/01/2015 to 12/31/2015........     1.788171          1.657160             100,490
  01/01/2016 to 12/31/2016........     1.657160          1.931515              92,384
  01/01/2017 to 12/31/2017........     1.931515          2.048883             103,182
BlackRock Ultra-Short Term Bon Division (Class A)
  01/01/2008 to 12/31/2008........     2.539147          2.576485          10,227,886
  01/01/2009 to 12/31/2009........     2.576485          2.552627           6,104,139
  01/01/2010 to 12/31/2010........     2.552627          2.518666           4,439,672
  01/01/2011 to 12/31/2011........     2.518666          2.484983           3,983,593
  01/01/2012 to 12/31/2012........     2.484983          2.451479           2,811,685
  01/01/2013 to 12/31/2013........     2.451479          2.418605           2,616,363
  01/01/2014 to 12/31/2014........     2.418605          2.386173           2,442,639
  01/01/2015 to 12/31/2015........     2.386173          2.354252           2,349,846
  01/01/2016 to 12/31/2016........     2.354252          2.330784           1,442,013
  01/01/2017 to 12/31/2017........     2.330784          2.320021           1,265,172
Brighthouse Asset Allocation 100 Portfolio (Class A) (previously MetLife Asset Allocation
100 Division (Class A))
  04/29/2013 to 12/31/2013........    26.505620         30.957739           2,169,719
  01/01/2014 to 12/31/2014........    30.957739         32.142276           1,894,102
  01/01/2015 to 12/31/2015........    32.142276         31.181851           1,686,976
  01/01/2016 to 12/31/2016........    31.181851         33.591455           1,474,603
  01/01/2017 to 12/31/2017........    33.591455         40.835183           1,295,471
Brighthouse Asset Allocation 20 Portfolio (Class B) (previously MetLife Asset Allocation
20 Division (Class B))
  01/01/2008 to 12/31/2008........    11.316619          9.558158              54,330
  01/01/2009 to 12/31/2009........     9.558158         11.365537              63,449
  01/01/2010 to 12/31/2010........    11.365537         12.340301              34,666
  01/01/2011 to 12/31/2011........    12.340301         12.571162              38,041
  01/01/2012 to 12/31/2012........    12.571162         13.540148              44,870
  01/01/2013 to 12/31/2013........    13.540148         13.931148              44,761
  01/01/2014 to 12/31/2014........    13.931148         14.358970              77,055
  01/01/2015 to 12/31/2015........    14.358970         14.083476              73,957
  01/01/2016 to 12/31/2016........    14.083476         14.524065              72,579
  01/01/2017 to 12/31/2017........    14.524065         15.323222              70,364
Brighthouse Asset Allocation 40 Portfolio (Class B) (previously MetLife Asset Allocation
40 Division (Class B))
  01/01/2008 to 12/31/2008........    11.744567          9.084388             116,642
  01/01/2009 to 12/31/2009........     9.084388         11.084648              79,520
  01/01/2010 to 12/31/2010........    11.084648         12.196592              18,651

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2011 to 12/31/2011........    12.196592         12.159605              30,963
  01/01/2012 to 12/31/2012........    12.159605         13.370640              45,742
  01/01/2013 to 12/31/2013........    13.370640         14.632504              45,080
  01/01/2014 to 12/31/2014........    14.632504         15.147485              42,054
  01/01/2015 to 12/31/2015........    15.147485         14.783967              24,950
  01/01/2016 to 12/31/2016........    14.783967         15.473673              17,874
  01/01/2017 to 12/31/2017........    15.473673         16.891471              17,377
Brighthouse Asset Allocation 60 Portfolio (Class B) (previously MetLife Asset Allocation
60 Division (Class B))
  01/01/2008 to 12/31/2008........    12.212967          8.598785             316,897
  01/01/2009 to 12/31/2009........     8.598785         10.734187             265,802
  01/01/2010 to 12/31/2010........    10.734187         11.985168             262,273
  01/01/2011 to 12/31/2011........    11.985168         11.662922             192,437
  01/01/2012 to 12/31/2012........    11.662922         13.029240             182,762
  01/01/2013 to 12/31/2013........    13.029240         15.166351             167,069
  01/01/2014 to 12/31/2014........    15.166351         15.718682             155,797
  01/01/2015 to 12/31/2015........    15.718682         15.311295             138,113
  01/01/2016 to 12/31/2016........    15.311295         16.179302             118,891
  01/01/2017 to 12/31/2017........    16.179302         18.314501             106,157
Brighthouse Asset Allocation 80 Portfolio (Class B) (previously MetLife Asset Allocation
80 Division (Class B))
  01/01/2008 to 12/31/2008........    12.674051          8.112800             111,283
  01/01/2009 to 12/31/2009........     8.112800         10.332698              63,175
  01/01/2010 to 12/31/2010........    10.332698         11.692668              62,009
  01/01/2011 to 12/31/2011........    11.692668         11.101051              55,806
  01/01/2012 to 12/31/2012........    11.101051         12.636499              46,155
  01/01/2013 to 12/31/2013........    12.636499         15.498005              43,018
  01/01/2014 to 12/31/2014........    15.498005         16.089458              44,595
  01/01/2015 to 12/31/2015........    16.089458         15.604466              34,807
  01/01/2016 to 12/31/2016........    15.604466         16.648505              20,602
  01/01/2017 to 12/31/2017........    16.648505         19.573312              23,365
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (previously Met/Artisan Mid Cap
Value Division (Class A))
  01/01/2008 to 12/31/2008........     3.775411          2.011047           5,093,889
  01/01/2009 to 12/31/2009........     2.011047          2.808729           4,101,207
  01/01/2010 to 12/31/2010........     2.808729          3.187947           3,400,592
  01/01/2011 to 12/31/2011........     3.187947          3.357832           2,830,254
  01/01/2012 to 12/31/2012........     3.357832          3.705577           2,334,792
  01/01/2013 to 12/31/2013........     3.705577          5.003301           1,922,180
  01/01/2014 to 12/31/2014........     5.003301          5.031343           1,657,497
  01/01/2015 to 12/31/2015........     5.031343          4.495181           1,398,205
  01/01/2016 to 12/31/2016........     4.495181          5.453402           1,272,471
  01/01/2017 to 12/31/2017........     5.453402          6.070172           1,091,314
Brighthouse/Wellington Balanced Portfolio (Class B) (previously Met/Wellington Balanced
Division (Class B))
  01/01/2008 to 12/31/2008........    44.233821         32.744497               5,187
  01/01/2009 to 12/31/2009........    32.744497         37.797674               2,069
  01/01/2010 to 12/31/2010........    37.797674         40.764465               1,785
  01/01/2011 to 12/31/2011........    40.764465         41.662422               1,778
  01/01/2012 to 12/31/2012........    41.662422         46.077468               2,049
  01/01/2013 to 12/31/2013........    46.077468         54.677389               2,083
  01/01/2014 to 12/31/2014........    54.677389         59.489879               3,181
  01/01/2015 to 12/31/2015........    59.489879         60.038958               2,753
  01/01/2016 to 12/31/2016........    60.038958         63.226897               2,640
  01/01/2017 to 12/31/2017........    63.226897         71.646492               4,656
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (previously
Met/Wellington Core Equity Opportunities Division (Class A))
  01/01/2008 to 12/31/2008........     4.018597          2.404505          11,351,260
  01/01/2009 to 12/31/2009........     2.404505          3.131080           9,066,382
  01/01/2010 to 12/31/2010........     3.131080          3.459801           7,418,295
  01/01/2011 to 12/31/2011........     3.459801          3.275797           6,071,858

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2012 to 12/31/2012........      3.275797         3.647309          5,166,609
  01/01/2013 to 12/31/2013........      3.647309         4.811095          4,377,016
  01/01/2014 to 12/31/2014........      4.811095         5.251381          3,649,806
  01/01/2015 to 12/31/2015........      5.251381         5.305094          3,151,618
  01/01/2016 to 12/31/2016........      5.305094         5.618388          2,790,610
  01/01/2017 to 12/31/2017........      5.618388         6.600292          2,423,126
Brighthouse/Wellington Large Cap Research Portfolio (Class B) (previously Met/Wellington
Large Cap Research Division (Class B))
  01/01/2008 to 12/31/2008........      7.974359         4.932059             34,390
  01/01/2009 to 12/31/2009........      4.932059         5.800016             24,680
  01/01/2010 to 12/31/2010........      5.800016         6.434971             27,809
  01/01/2011 to 12/31/2011........      6.434971         6.365065             46,217
  01/01/2012 to 12/31/2012........      6.365065         7.121518             44,756
  01/01/2013 to 12/31/2013........      7.121518         9.434750             25,279
  01/01/2014 to 12/31/2014........      9.434750        10.565327             11,229
  01/01/2015 to 12/31/2015........     10.565327        10.892097             10,003
  01/01/2016 to 12/31/2016........     10.892097        11.635551              9,643
  01/01/2017 to 12/31/2017........     11.635551        13.998607              9,571
Clarion Global Real Estate Division (Class B)
  01/01/2008 to 12/31/2008........     16.331587         9.397492             97,041
  01/01/2009 to 12/31/2009........      9.397492        12.491908             70,201
  01/01/2010 to 12/31/2010........     12.491908        14.309532             62,613
  01/01/2011 to 12/31/2011........     14.309532        13.329346             45,991
  01/01/2012 to 12/31/2012........     13.329346        16.567309             37,717
  01/01/2013 to 12/31/2013........     16.567309        16.924694             36,287
  01/01/2014 to 12/31/2014........     16.924694        18.913103             33,238
  01/01/2015 to 12/31/2015........     18.913103        18.397973             33,330
  01/01/2016 to 12/31/2016........     18.397973        18.309894             23,560
  01/01/2017 to 12/31/2017........     18.309894        20.006170             19,964
ClearBridge Aggressive Growth Division (Class A)
  05/02/2011 to 12/31/2011........      0.860177         0.781459            234,706
  01/01/2012 to 12/31/2012........      0.781459         0.915969            216,224
  01/01/2013 to 12/31/2013........      0.915969         1.318536            566,717
  01/01/2014 to 12/31/2014........      1.318536         1.549574            862,575
  01/01/2015 to 12/31/2015........      1.549574         1.470555            579,029
  01/01/2016 to 12/31/2016........      1.470555         1.494136            443,169
  01/01/2017 to 12/31/2017........      1.494136         1.749819            308,335
ClearBridge Aggressive Growth Division (Class A) (previously ClearBridge Aggressive Growth
Division II (Class B))
  01/01/2008 to 12/31/2008........    181.223037       103.701306              5,978
  01/01/2009 to 12/31/2009........    103.701306       146.155656              9,958
  01/01/2010 to 12/31/2010........    146.155656       157.747000              6,012
  01/01/2011 to 12/31/2011........    157.747000       143.893132              2,723
  01/01/2012 to 12/31/2012........    143.893132       173.915707              1,960
  01/01/2013 to 12/31/2013........    173.915707       220.975747              1,858
  01/01/2014 to 04/25/2014........    220.975747       230.139777                  0
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason ClearBridge Aggressive Growth Division (Class B) and before that Legg Mason
Partners Aggressive Growth Division and before that
 Janus Aggressive Growth Sub-Account and before that Janus Growth Sub-Account)
  01/01/2008 to 12/31/2008........      0.794818         0.477910            216,157
  01/01/2009 to 12/31/2009........      0.477910         0.626917            126,622
  01/01/2010 to 12/31/2010........      0.626917         0.765640            102,491
  01/01/2011 to 04/29/2011........      0.765640         0.860273                  0
ClearBridge Aggressive Growth Division (Class A) (previously Legg Mason ClearBridge
Aggressive Growth Division (Class A) and before that Legg
 Mason Value Equity Division (Class A))
  01/01/2008 to 12/31/2008........      0.953585         0.428705            363,007
  01/01/2009 to 12/31/2009........      0.428705         0.582780            371,343

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2010 to 12/31/2010........     0.582780          0.620100            203,483
  01/01/2011 to 04/29/2011........     0.620100          0.659651                  0
Fidelity VIP Equity-Income Division (Initial Class)
  01/01/2008 to 12/31/2008........     6.659949          3.767725          5,033,446
  01/01/2009 to 12/31/2009........     3.767725          4.840104          4,053,216
  01/01/2010 to 12/31/2010........     4.840104          5.498669          3,360,529
  01/01/2011 to 12/31/2011........     5.498669          5.477785          2,903,337
  01/01/2012 to 12/31/2012........     5.477785          6.339273          2,457,884
  01/01/2013 to 12/31/2013........     6.339273          8.014750          2,113,359
  01/01/2014 to 12/31/2014........     8.014750          8.596647          1,833,533
  01/01/2015 to 12/31/2015........     8.596647          8.145119          1,521,265
  01/01/2016 to 12/31/2016........     8.145119          9.483804          1,354,156
  01/01/2017 to 12/31/2017........     9.483804         10.563534          1,204,427
Frontier Mid Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........    50.946162         27.221248              6,226
  01/01/2009 to 12/31/2009........    27.221248         40.032217              7,802
  01/01/2010 to 12/31/2010........    40.032217         45.417694              6,907
  01/01/2011 to 12/31/2011........    45.417694         43.356012              4,807
  01/01/2012 to 12/31/2012........    43.356012         47.345021              4,352
  01/01/2013 to 12/31/2013........    47.345021         61.860416              3,701
  01/01/2014 to 12/31/2014........    61.860416         67.668609              3,766
  01/01/2015 to 12/31/2015........    67.668609         68.499831              3,531
  01/01/2016 to 12/31/2016........    68.499831         71.066927              3,854
  01/01/2017 to 12/31/2017........    71.066927         87.600385              3,082
Harris Oakmark International Division (Class E)
  01/01/2008 to 12/31/2008........     1.967374          1.148507          2,028,450
  01/01/2009 to 12/31/2009........     1.148507          1.759341          1,522,709
  01/01/2010 to 12/31/2010........     1.759341          2.022262          1,540,759
  01/01/2011 to 12/31/2011........     2.022262          1.713475          1,163,906
  01/01/2012 to 12/31/2012........     1.713475          2.185196            850,500
  01/01/2013 to 12/31/2013........     2.185196          2.816637            911,303
  01/01/2014 to 12/31/2014........     2.816637          2.621428            811,569
  01/01/2015 to 12/31/2015........     2.621428          2.471084            721,184
  01/01/2016 to 12/31/2016........     2.471084          2.640542            572,496
  01/01/2017 to 12/31/2017........     2.640542          3.400458            565,328
Invesco Mid Cap Value Division (Class B)
  04/30/2012 to 12/31/2012........     2.549699          2.621965            698,630
  01/01/2013 to 12/31/2013........     2.621965          3.370751            599,748
  01/01/2014 to 12/31/2014........     3.370751          3.646244            408,941
  01/01/2015 to 12/31/2015........     3.646244          3.274261            348,887
  01/01/2016 to 12/31/2016........     3.274261          3.731197            298,750
  01/01/2017 to 12/31/2017........     3.731197          4.030103            274,699
Invesco Mid Cap Value Division (Class B) (previously Lord Abbett Mid Cap Value Division
(Class B) and before that Neuberger Berman Mid Cap
 Value Division)
  01/01/2008 to 12/31/2008........     2.678582          1.387940          1,546,199
  01/01/2009 to 12/31/2009........     1.387940          2.023071          1,127,702
  01/01/2010 to 12/31/2010........     2.023071          2.515896            991,540
  01/01/2011 to 12/31/2011........     2.515896          2.316562            864,422
  01/01/2012 to 04/27/2012........     2.316562          2.562192                  0
Invesco Small Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........     1.608185          0.972101            209,723
  01/01/2009 to 12/31/2009........     0.972101          1.283420            205,287
  01/01/2010 to 12/31/2010........     1.283420          1.597755            159,726
  01/01/2011 to 12/31/2011........     1.597755          1.559332             71,812
  01/01/2012 to 12/31/2012........     1.559332          1.818765             55,668
  01/01/2013 to 12/31/2013........     1.818765          2.515296             39,979

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2014 to 12/31/2014........     2.515296          2.677882             48,937
  01/01/2015 to 12/31/2015........     2.677882          2.596803             45,816
  01/01/2016 to 12/31/2016........     2.596803          2.854936             37,683
  01/01/2017 to 12/31/2017........     2.854936          3.530305             35,169
Jennison Growth Division (Class A)
  01/01/2008 to 12/31/2008........     0.553005          0.346832            452,773
  01/01/2009 to 12/31/2009........     0.346832          0.479018            263,794
  01/01/2010 to 12/31/2010........     0.479018          0.527549            230,362
  01/01/2011 to 12/31/2011........     0.527549          0.523165            760,463
  01/01/2012 to 12/31/2012........     0.523165          0.597584            361,511
  01/01/2013 to 12/31/2013........     0.597584          0.807728            333,029
  01/01/2014 to 12/31/2014........     0.807728          0.869064            410,298
  01/01/2015 to 12/31/2015........     0.869064          0.949878            271,828
  01/01/2016 to 12/31/2016........     0.949878          0.938737            229,606
  01/01/2017 to 12/31/2017........     0.938737          1.271896            376,738
Jennison Growth Division (Class B) (previously Oppenheimer Capital Appreciation Division)
  01/01/2008 to 12/31/2008........    13.034267          6.951537             19,629
  01/01/2009 to 12/31/2009........     6.951537          9.855584             15,039
  01/01/2010 to 12/31/2010........     9.855584         10.637162             12,149
  01/01/2011 to 12/31/2011........    10.637162         10.349923             10,628
  01/01/2012 to 04/27/2012........    10.349923         11.645520                  0
Loomis Sayles Small Cap Core Division (Class A)
  01/01/2008 to 12/31/2008........     3.656788          2.312601          6,352,290
  01/01/2009 to 12/31/2009........     2.312601          2.971741          5,311,394
  01/01/2010 to 12/31/2010........     2.971741          3.738974          4,482,610
  01/01/2011 to 12/31/2011........     3.738974          3.710750          3,821,379
  01/01/2012 to 12/31/2012........     3.710750          4.193533          3,099,532
  01/01/2013 to 12/31/2013........     4.193533          5.835224          2,700,844
  01/01/2014 to 12/31/2014........     5.835224          5.973364          2,365,694
  01/01/2015 to 12/31/2015........     5.973364          5.805111          1,965,760
  01/01/2016 to 12/31/2016........     5.805111          6.831001          1,707,962
  01/01/2017 to 12/31/2017........     6.831001          7.767045          1,475,598
Loomis Sayles Small Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........     1.121357          0.649277            297,746
  01/01/2009 to 12/31/2009........     0.649277          0.830666            265,471
  01/01/2010 to 12/31/2010........     0.830666          1.076436            271,831
  01/01/2011 to 12/31/2011........     1.076436          1.091186            256,468
  01/01/2012 to 12/31/2012........     1.091186          1.193752            247,812
  01/01/2013 to 12/31/2013........     1.193752          1.747543            203,151
  01/01/2014 to 12/31/2014........     1.747543          1.740224            204,089
  01/01/2015 to 12/31/2015........     1.740224          1.741392            169,593
  01/01/2016 to 12/31/2016........     1.741392          1.821935            152,646
  01/01/2017 to 12/31/2017........     1.821935          2.277212            151,731
MetLife Aggregate Bond Index Portfolio (Class B) (previously Barclays Aggregate Bond Index
Division (Class B))
  01/01/2008 to 12/31/2008........     1.387871          1.446309          1,375,741
  01/01/2009 to 12/31/2009........     1.446309          1.497972          1,199,574
  01/01/2010 to 12/31/2010........     1.497972          1.562027          1,067,756
  01/01/2011 to 12/31/2011........     1.562027          1.653376          1,013,928
  01/01/2012 to 12/31/2012........     1.653376          1.690215            826,242
  01/01/2013 to 12/31/2013........     1.690215          1.625334            643,500
  01/01/2014 to 12/31/2014........     1.625334          1.691386            605,173
  01/01/2015 to 12/31/2015........     1.691386          1.670199            477,021
  01/01/2016 to 12/31/2016........     1.670199          1.683068            321,532
  01/01/2017 to 12/31/2017........     1.683068          1.709783            249,552
MetLife Asset Allocation 100 Division (Class A) (previously MetLife Aggressive Allocation
Division)
  01/01/2008 to 12/31/2008........    12.967317          7.618291             64,229

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2009 to 12/31/2009........     7.618291          9.882929             58,065
  01/01/2010 to 12/31/2010........     9.882929         11.280381             54,415
  01/01/2011 to 04/29/2011........    11.280381         12.233916                  0
MetLife Asset Allocation 100 Division (Class A) (previously MetLife Aggressive Strategy
Division (Class B))
  05/02/2011 to 12/31/2011........    12.197370         10.449559             30,388
  01/01/2012 to 12/31/2012........    10.449559         12.034629             19,405
  01/01/2013 to 04/26/2013........    12.034629         13.098380                  0
MetLife Asset Allocation 100 Division (Class A) (previously Zenith Equity Division (Class
A))
  01/01/2008 to 12/31/2008........    25.393986         15.400707          4,869,966
  01/01/2009 to 12/31/2009........    15.400707         19.814045          4,080,664
  01/01/2010 to 12/31/2010........    19.814045         22.312063          3,428,528
  01/01/2011 to 12/31/2011........    22.312063         21.267033          2,926,397
  01/01/2012 to 12/31/2012........    21.267033         23.927427          2,462,029
  01/01/2013 to 04/26/2013........    23.927427         26.322842                  0
MetLife Mid Cap Stock Index Division (Class B)
  01/01/2008 to 12/31/2008........     1.661625          1.042931          1,061,301
  01/01/2009 to 12/31/2009........     1.042931          1.407349          1,343,790
  01/01/2010 to 12/31/2010........     1.407349          1.749427          1,090,428
  01/01/2011 to 12/31/2011........     1.749427          1.688262            791,770
  01/01/2012 to 12/31/2012........     1.688262          1.954132            689,277
  01/01/2013 to 12/31/2013........     1.954132          2.560877            590,517
  01/01/2014 to 12/31/2014........     2.560877          2.759620            500,661
  01/01/2015 to 12/31/2015........     2.759620          2.651244            425,827
  01/01/2016 to 12/31/2016........     2.651244          3.142458            387,885
  01/01/2017 to 12/31/2017........     3.142458          3.584985            349,241
MetLife MSCI EAFE(R) Index Portfolio (Class B) (previously MSCI EAFE(R) Index Division
(Class B))
  01/01/2008 to 12/31/2008........     1.677449          0.956530          1,206,131
  01/01/2009 to 12/31/2009........     0.956530          1.210660            957,353
  01/01/2010 to 12/31/2010........     1.210660          1.288948            924,239
  01/01/2011 to 12/31/2011........     1.288948          1.110838            781,355
  01/01/2012 to 12/31/2012........     1.110838          1.293392            731,512
  01/01/2013 to 12/31/2013........     1.293392          1.550666            622,129
  01/01/2014 to 12/31/2014........     1.550666          1.433984            610,423
  01/01/2015 to 12/31/2015........     1.433984          1.396649            509,513
  01/01/2016 to 12/31/2016........     1.396649          1.391701            460,796
  01/01/2017 to 12/31/2017........     1.391701          1.710955            403,480
MetLife Russell 2000(R) Index Portfolio (Class B) (previously Russell 2000(R) Index
Division (Class B))
  01/01/2008 to 12/31/2008........     1.790916          1.171913          1,061,072
  01/01/2009 to 12/31/2009........     1.171913          1.452887            823,979
  01/01/2010 to 12/31/2010........     1.452887          1.814394            777,785
  01/01/2011 to 12/31/2011........     1.814394          1.713370            649,291
  01/01/2012 to 12/31/2012........     1.713370          1.961600            577,682
  01/01/2013 to 12/31/2013........     1.961600          2.674244            481,003
  01/01/2014 to 12/31/2014........     2.674244          2.764538            371,913
  01/01/2015 to 12/31/2015........     2.764538          2.604958            254,459
  01/01/2016 to 12/31/2016........     2.604958          3.108768            234,404
  01/01/2017 to 12/31/2017........     3.108768          3.508589            210,200
MetLife Stock Index Division (Class A)
  01/01/2008 to 12/31/2008........     4.752122          2.948834          2,822,363
  01/01/2009 to 12/31/2009........     2.948834          3.672624          2,339,469
  01/01/2010 to 12/31/2010........     3.672624          4.160506          2,000,324
  01/01/2011 to 12/31/2011........     4.160506          4.180195          1,695,159
  01/01/2012 to 12/31/2012........     4.180195          4.773721          1,396,448
  01/01/2013 to 12/31/2013........     4.773721          6.217730          1,207,439
  01/01/2014 to 12/31/2014........     6.217730          6.954107          1,080,970
  01/01/2015 to 12/31/2015........     6.954107          6.940863            947,221

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2016 to 12/31/2016........     6.940863          7.647076            776,834
  01/01/2017 to 12/31/2017........     7.647076          9.169951            685,740
MetLife Stock Index Division (Class B)
  01/01/2008 to 12/31/2008........     4.486461          2.776954            196,680
  01/01/2009 to 12/31/2009........     2.776954          3.449868            155,083
  01/01/2010 to 12/31/2010........     3.449868          3.896827             95,176
  01/01/2011 to 12/31/2011........     3.896827          3.907550             77,423
  01/01/2012 to 12/31/2012........     3.907550          4.449647             60,285
  01/01/2013 to 12/31/2013........     4.449647          5.781561             55,158
  01/01/2014 to 12/31/2014........     5.781561          6.451192             52,507
  01/01/2015 to 12/31/2015........     6.451192          6.422817             32,034
  01/01/2016 to 12/31/2016........     6.422817          7.057970             31,221
  01/01/2017 to 12/31/2017........     7.057970          8.442097             26,259
MFS(R) Research International Division (Class A)
  11/07/2008 to 12/31/2008........     2.198518          2.224149          5,690,361
  01/01/2009 to 12/31/2009........     2.224149          2.895001          4,509,096
  01/01/2010 to 12/31/2010........     2.895001          3.189068          3,613,173
  01/01/2011 to 12/31/2011........     3.189068          2.817963          3,074,753
  01/01/2012 to 12/31/2012........     2.817963          3.251819          2,494,255
  01/01/2013 to 12/31/2013........     3.251819          3.836356          2,119,150
  01/01/2014 to 12/31/2014........     3.836356          3.529971          1,812,356
  01/01/2015 to 12/31/2015........     3.529971          3.430516          1,520,752
  01/01/2016 to 12/31/2016........     3.430516          3.361761          1,272,138
  01/01/2017 to 12/31/2017........     3.361761          4.262422          1,080,683
MFS(R) Research International Division (Class A) (previously Fidelity VIP Overseas
Sub-Account)
  01/01/2008 to 11/07/2008........     3.925233          2.198518                  0
MFS(R) Research International Division (Class B)
  01/01/2008 to 12/31/2008........     1.818114          1.033772          1,165,438
  01/01/2009 to 12/31/2009........     1.033772          1.341855          1,394,681
  01/01/2010 to 12/31/2010........     1.341855          1.474852            691,913
  01/01/2011 to 12/31/2011........     1.474852          1.299211            578,157
  01/01/2012 to 12/31/2012........     1.299211          1.495847            349,923
  01/01/2013 to 12/31/2013........     1.495847          1.759990            271,968
  01/01/2014 to 12/31/2014........     1.759990          1.615718            240,639
  01/01/2015 to 12/31/2015........     1.615718          1.565777            233,150
  01/01/2016 to 12/31/2016........     1.565777          1.531259            196,437
  01/01/2017 to 12/31/2017........     1.531259          1.936141            184,709
MFS(R) Total Return Division (Class A)
  01/01/2008 to 12/31/2008........     4.932295          3.788071          5,071,888
  01/01/2009 to 12/31/2009........     3.788071          4.432386          4,259,336
  01/01/2010 to 12/31/2010........     4.432386          4.813620          3,623,734
  01/01/2011 to 12/31/2011........     4.813620          4.863944          3,201,572
  01/01/2012 to 12/31/2012........     4.863944          5.354272          2,435,315
  01/01/2013 to 12/31/2013........     5.354272          6.285766          2,042,817
  01/01/2014 to 12/31/2014........     6.285766          6.737291          1,800,994
  01/01/2015 to 12/31/2015........     6.737291          6.636558          1,628,355
  01/01/2016 to 12/31/2016........     6.636558          7.149937          1,381,513
  01/01/2017 to 12/31/2017........     7.149937          7.932247          1,221,664
MFS(R) Total Return Division (Class E)
  01/01/2008 to 12/31/2008........    47.897749         36.731894            120,624
  01/01/2009 to 12/31/2009........    36.731894         42.914072             98,901
  01/01/2010 to 12/31/2010........    42.914072         46.538182             82,035
  01/01/2011 to 12/31/2011........    46.538182         46.950578             67,533
  01/01/2012 to 12/31/2012........    46.950578         51.607000             57,453
  01/01/2013 to 12/31/2013........    51.607000         60.495129             50,380
  01/01/2014 to 12/31/2014........    60.495129         64.743964             43,138

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2015 to 12/31/2015........    64.743964        63.680209              35,748
  01/01/2016 to 12/31/2016........    63.680209        68.501177              29,306
  01/01/2017 to 12/31/2017........    68.501177        75.886816              26,571
MFS(R) Value Division (Class A)
  04/29/2013 to 12/31/2013........     3.191846         3.737858           1,843,615
  01/01/2014 to 12/31/2014........     3.737858         4.086332           1,658,479
  01/01/2015 to 12/31/2015........     4.086332         4.025445           1,427,628
  01/01/2016 to 12/31/2016........     4.025445         4.542998           1,296,250
  01/01/2017 to 12/31/2017........     4.542998         5.289142           1,129,355
MFS(R) Value Division (Class A) (previously FI Value Leaders Division (Class A))
  01/01/2008 to 12/31/2008........     3.320481         1.999941           4,252,202
  01/01/2009 to 12/31/2009........     1.999941         2.404154           3,437,801
  01/01/2010 to 12/31/2010........     2.404154         2.717359           2,809,526
  01/01/2011 to 12/31/2011........     2.717359         2.516122           2,372,714
  01/01/2012 to 12/31/2012........     2.516122         2.873563           2,039,303
  01/01/2013 to 04/26/2013........     2.873563         3.166694                   0
MFS(R) Value Division (Class A) (previously MFS(R) Value Division (Class E))
  01/01/2008 to 12/31/2008........     1.415429         0.927051             618,583
  01/01/2009 to 12/31/2009........     0.927051         1.103679             577,473
  01/01/2010 to 12/31/2010........     1.103679         1.211422             606,022
  01/01/2011 to 12/31/2011........     1.211422         1.204843             378,957
  01/01/2012 to 12/31/2012........     1.204843         1.383462             312,188
  01/01/2013 to 04/26/2013........     1.383462         1.569161                   0
Morgan Stanley Mid Cap Growth Division (Class B)
  05/03/2010 to 12/31/2010........     1.295934         1.505615             490,737
  01/01/2011 to 12/31/2011........     1.505615         1.382643             484,989
  01/01/2012 to 12/31/2012........     1.382643         1.490614             156,035
  01/01/2013 to 12/31/2013........     1.490614         2.044527             133,681
  01/01/2014 to 12/31/2014........     2.044527         2.037568             112,538
  01/01/2015 to 12/31/2015........     2.037568         1.909276              92,816
  01/01/2016 to 12/31/2016........     1.909276         1.724310              98,351
  01/01/2017 to 12/31/2017........     1.724310         2.380264              91,823
Morgan Stanley Mid Cap Growth Division (Class B) (previously FI Mid Cap Opportunities
Sub-Account and before that Janus Mid Cap
 Sub-Account)
  01/01/2008 to 12/31/2008........     2.046088         0.899629             320,300
  01/01/2009 to 12/31/2009........     0.899629         1.185188             302,873
  01/01/2010 to 04/30/2010........     1.185188         1.282945                   0
Neuberger Berman Genesis Division (Class A)
  01/01/2008 to 12/31/2008........     2.066181         1.255554           3,157,059
  01/01/2009 to 12/31/2009........     1.255554         1.401637           2,452,204
  01/01/2010 to 12/31/2010........     1.401637         1.681240           2,011,182
  01/01/2011 to 12/31/2011........     1.681240         1.754972           1,675,938
  01/01/2012 to 12/31/2012........     1.754972         1.904910           1,359,180
  01/01/2013 to 12/31/2013........     1.904910         2.603376           1,207,068
  01/01/2014 to 12/31/2014........     2.603376         2.568738           1,058,230
  01/01/2015 to 12/31/2015........     2.568738         2.549017             808,521
  01/01/2016 to 12/31/2016........     2.549017         2.984734             716,374
  01/01/2017 to 12/31/2017........     2.984734         3.408681             547,987
Neuberger Berman Genesis Division (Class A) (previously MLA Mid Cap Division (Class B))
  01/01/2008 to 12/31/2008........     1.573190         0.957591             280,916
  01/01/2009 to 12/31/2009........     0.957591         1.292056             188,235
  01/01/2010 to 12/31/2010........     1.292056         1.566133             165,093
  01/01/2011 to 12/31/2011........     1.566133         1.463651             143,860
  01/01/2012 to 12/31/2012........     1.463651         1.520246             127,497
  01/01/2013 to 04/26/2013........     1.520246         1.648627                   0

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
Oppenheimer Global Equity Division (Class B)
  01/01/2008 to 12/31/2008........    20.336533         11.925811             29,143
  01/01/2009 to 12/31/2009........    11.925811         16.448896             31,952
  01/01/2010 to 12/31/2010........    16.448896         18.813136             27,188
  01/01/2011 to 12/31/2011........    18.813136         17.001221             24,507
  01/01/2012 to 12/31/2012........    17.001221         20.323672             15,394
  01/01/2013 to 12/31/2013........    20.323672         25.487741             16,160
  01/01/2014 to 12/31/2014........    25.487741         25.684670             16,034
  01/01/2015 to 12/31/2015........    25.684670         26.337542             14,982
  01/01/2016 to 12/31/2016........    26.337542         26.044399             13,279
  01/01/2017 to 12/31/2017........    26.044399         35.135547              9,117
PIMCO Inflation Protection Bond Division (Class B)
  01/01/2008 to 12/31/2008........    12.158272         11.168445            147,426
  01/01/2009 to 12/31/2009........    11.168445         13.007430            106,799
  01/01/2010 to 12/31/2010........    13.007430         13.829023            127,064
  01/01/2011 to 12/31/2011........    13.829023         15.164142            120,079
  01/01/2012 to 12/31/2012........    15.164142         16.325836             95,708
  01/01/2013 to 12/31/2013........    16.325836         14.612977             51,877
  01/01/2014 to 12/31/2014........    14.612977         14.834134             35,531
  01/01/2015 to 12/31/2015........    14.834134         14.180068             24,143
  01/01/2016 to 12/31/2016........    14.180068         14.687170             22,571
  01/01/2017 to 12/31/2017........    14.687170         14.993256             19,541
PIMCO Total Return Division (Class B)
  01/01/2008 to 12/31/2008........     1.337485          1.324910          4,830,601
  01/01/2009 to 12/31/2009........     1.324910          1.542808          5,900,033
  01/01/2010 to 12/31/2010........     1.542808          1.646488          4,737,797
  01/01/2011 to 12/31/2011........     1.646488          1.675957          3,488,256
  01/01/2012 to 12/31/2012........     1.675957          1.806652          3,030,647
  01/01/2013 to 12/31/2013........     1.806652          1.748286          2,310,488
  01/01/2014 to 12/31/2014........     1.748286          1.797145          1,653,864
  01/01/2015 to 12/31/2015........     1.797145          1.773137          1,250,960
  01/01/2016 to 12/31/2016........     1.773137          1.795013          1,199,601
  01/01/2017 to 12/31/2017........     1.795013          1.850715          1,078,669
SSGA Growth and Income ETF Division (Class B)
  01/01/2008 to 12/31/2008........    11.612202          8.585168                  0
  01/01/2009 to 12/31/2009........     8.585168         10.578008              9,856
  01/01/2010 to 12/31/2010........    10.578008         11.713492             29,839
  01/01/2011 to 12/31/2011........    11.713492         11.679368              2,337
  01/01/2012 to 12/31/2012........    11.679368         13.002009             18,690
  01/01/2013 to 12/31/2013........    13.002009         14.486473             53,424
  01/01/2014 to 12/31/2014........    14.486473         15.122865             23,840
  01/01/2015 to 12/31/2015........    15.122865         14.627171             25,009
  01/01/2016 to 12/31/2016........    14.627171         15.265732             26,590
  01/01/2017 to 12/31/2017........    15.265732         17.450304             27,305
SSGA Growth ETF Division (Class B)
  01/01/2008 to 12/31/2008........    11.902093          7.870894              1,308
  01/01/2009 to 12/31/2009........     7.870894         10.025004              8,729
  01/01/2010 to 12/31/2010........    10.025004         11.290542             19,228
  01/01/2011 to 12/31/2011........    11.290542         10.902286              8,994
  01/01/2012 to 12/31/2012........    10.902286         12.372150              8,779
  01/01/2013 to 12/31/2013........    12.372150         14.412225              8,656
  01/01/2014 to 12/31/2014........    14.412225         14.983803              4,659
  01/01/2015 to 12/31/2015........    14.983803         14.441245              6,325
  01/01/2016 to 12/31/2016........    14.441245         15.227757              6,797
  01/01/2017 to 12/31/2017........    15.227757         17.974305              7,247

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
T. Rowe Price Large Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........    15.270728          8.737535             78,533
  01/01/2009 to 12/31/2009........     8.737535         12.330312             72,800
  01/01/2010 to 12/31/2010........    12.330312         14.201921             76,812
  01/01/2011 to 12/31/2011........    14.201921         13.824787             75,243
  01/01/2012 to 12/31/2012........    13.824787         16.185399             55,812
  01/01/2013 to 12/31/2013........    16.185399         22.159125             64,239
  01/01/2014 to 12/31/2014........    22.159125         23.791514             62,681
  01/01/2015 to 12/31/2015........    23.791514         25.940060             62,011
  01/01/2016 to 12/31/2016........    25.940060         25.984233             64,560
  01/01/2017 to 12/31/2017........    25.984233         34.219071             55,191
T. Rowe Price Large Cap Growth Division (Class B) (previously RCM Technology Division
(Class B))
  01/01/2008 to 12/31/2008........     0.642392          0.352036            822,638
  01/01/2009 to 12/31/2009........     0.352036          0.552147            826,863
  01/01/2010 to 12/31/2010........     0.552147          0.695588          1,368,437
  01/01/2011 to 12/31/2011........     0.695588          0.618371          1,046,636
  01/01/2012 to 12/31/2012........     0.618371          0.683962            624,549
  01/01/2013 to 04/26/2013........     0.683962          0.715347                  0
T. Rowe Price Mid Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........     0.980220          0.582646          2,231,230
  01/01/2009 to 12/31/2009........     0.582646          0.836223          1,710,772
  01/01/2010 to 12/31/2010........     0.836223          1.053408          1,313,301
  01/01/2011 to 12/31/2011........     1.053408          1.022188          1,589,729
  01/01/2012 to 12/31/2012........     1.022188          1.146392          1,127,876
  01/01/2013 to 12/31/2013........     1.146392          1.544739          1,058,053
  01/01/2014 to 12/31/2014........     1.544739          1.718714          1,029,602
  01/01/2015 to 12/31/2015........     1.718714          1.808828            901,076
  01/01/2016 to 12/31/2016........     1.808828          1.895498            862,430
  01/01/2017 to 12/31/2017........     1.895498          2.332890            737,293
T. Rowe Price Small Cap Growth Division (Class B)
  01/01/2008 to 12/31/2008........    15.992747         10.047530             15,624
  01/01/2009 to 12/31/2009........    10.047530         13.742614             14,218
  01/01/2010 to 12/31/2010........    13.742614         18.258171             29,661
  01/01/2011 to 12/31/2011........    18.258171         18.274532             37,871
  01/01/2012 to 12/31/2012........    18.274532         20.896340             21,451
  01/01/2013 to 12/31/2013........    20.896340         29.722698             24,019
  01/01/2014 to 12/31/2014........    29.722698         31.273148             21,064
  01/01/2015 to 12/31/2015........    31.273148         31.613969             20,766
  01/01/2016 to 12/31/2016........    31.613969         34.771489             15,924
  01/01/2017 to 12/31/2017........    34.771489         42.037365             16,404
Western Asset Management Strategic Bond Opportunities Division (Class B)
  05/02/2016 to 12/31/2016........    30.315864         31.454596             24,161
  01/01/2017 to 12/31/2017........    31.454596         33.495712             21,108
Western Asset Management Strategic Bond Opportunities Division (Class B) (previously Lord
Abbett Bond Debenture Division (Class B))
  01/01/2008 to 12/31/2008........     1.917566          1.539849            989,224
  01/01/2009 to 12/31/2009........     1.539849          2.077858            833,716
  01/01/2010 to 12/31/2010........     2.077858          2.315800          1,014,098
  01/01/2011 to 12/31/2011........     2.315800          2.386695            914,426
  01/01/2012 to 12/31/2012........     2.386695          2.659374            683,446
  01/01/2013 to 12/31/2013........     2.659374          2.833061            529,994
  01/01/2014 to 12/31/2014........     2.833061          2.930045            428,421
  01/01/2015 to 12/31/2015........     2.930045          2.827899            305,537
  01/01/2016 to 04/29/2016........     2.827899          2.914327                  0
Western Asset Management U.S. Government Division (Class A)
  01/01/2008 to 12/31/2008........     1.724243          1.694938          2,029,424
  01/01/2009 to 12/31/2009........     1.694938          1.744655          1,706,206

                                               1.35% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2010 to 12/31/2010........    1.744655         1.821283            1,546,520
  01/01/2011 to 12/31/2011........    1.821283         1.895916            1,314,198
  01/01/2012 to 12/31/2012........    1.895916         1.933394              925,896
  01/01/2013 to 12/31/2013........    1.933394         1.893388              709,399
  01/01/2014 to 12/31/2014........    1.893388         1.920500              646,180
  01/01/2015 to 12/31/2015........    1.920500         1.905580              506,145
  01/01/2016 to 12/31/2016........    1.905580         1.904159              467,019
  01/01/2017 to 12/31/2017........    1.904159         1.915037

                                                                             393,262




                                               1.60% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
American Funds Bond Division (Class 2)
  01/01/2008 to 12/31/2008........    15.520310         13.845478             52,814
  01/01/2009 to 12/31/2009........    13.845478         15.343360             41,521
  01/01/2010 to 12/31/2010........    15.343360         16.072959             37,306
  01/01/2011 to 12/31/2011........    16.072959         16.783999             24,616
  01/01/2012 to 12/31/2012........    16.783999         17.403721             38,001
  01/01/2013 to 12/31/2013........    17.403721         16.757799             23,746
  01/01/2014 to 12/31/2014........    16.757799         17.362262             19,431
  01/01/2015 to 12/31/2015........    17.362262         17.133526             19,235
  01/01/2016 to 12/31/2016........    17.133526         17.358019             17,724
  01/01/2017 to 12/31/2017........    17.358019         17.709312             12,554
American Funds Global Small Capitalization Division (Class 2)
  01/01/2008 to 12/31/2008........     3.466071          1.585284          1,832,329
  01/01/2009 to 12/31/2009........     1.585284          2.516436          1,590,104
  01/01/2010 to 12/31/2010........     2.516436          3.031619          1,261,864
  01/01/2011 to 12/31/2011........     3.031619          2.412378          1,041,248
  01/01/2012 to 12/31/2012........     2.412378          2.805424            792,409
  01/01/2013 to 12/31/2013........     2.805424          3.541667            711,772
  01/01/2014 to 12/31/2014........     3.541667          3.559431            608,490
  01/01/2015 to 12/31/2015........     3.559431          3.512234            368,206
  01/01/2016 to 12/31/2016........     3.512234          3.529014            313,965
  01/01/2017 to 12/31/2017........     3.529014          4.372522            295,528
American Funds Growth Division (Class 2)
  01/01/2008 to 12/31/2008........    16.835173          9.282169            660,933
  01/01/2009 to 12/31/2009........     9.282169         12.735064            535,131
  01/01/2010 to 12/31/2010........    12.735064         14.874350            423,920
  01/01/2011 to 12/31/2011........    14.874350         14.012636            317,544
  01/01/2012 to 12/31/2012........    14.012636         16.256136            277,378
  01/01/2013 to 12/31/2013........    16.256136         20.814002            245,619
  01/01/2014 to 12/31/2014........    20.814002         22.226579            212,521
  01/01/2015 to 12/31/2015........    22.226579         23.373900            147,840
  01/01/2016 to 12/31/2016........    23.373900         25.185384            133,093
  01/01/2017 to 12/31/2017........    25.185384         31.799541            114,880
American Funds Growth-Income Division (Class 2)
  01/01/2008 to 12/31/2008........    11.442093          6.998060            552,127
  01/01/2009 to 12/31/2009........     6.998060          9.038553            409,436
  01/01/2010 to 12/31/2010........     9.038553          9.911591            350,549
  01/01/2011 to 12/31/2011........     9.911591          9.576075            265,450
  01/01/2012 to 12/31/2012........     9.576075         11.070735            217,382
  01/01/2013 to 12/31/2013........    11.070735         14.544951            207,743
  01/01/2014 to 12/31/2014........    14.544951         15.836329            179,231
  01/01/2015 to 12/31/2015........    15.836329         15.811667            146,385

                                               1.60% VARIABLE ACCOUNT CHARGE
                                   ------------------------------------------------------
                                     ACCUMULATION                          NUMBER OF
                                    UNIT VALUE AT     ACCUMULATION     ACCUMULATION UNITS
                                     BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT END
                                        PERIOD      ENDING OF PERIOD       OF PERIOD
                                   --------------- ------------------ -------------------
  01/01/2016 to 12/31/2016........   15.811667         17.353480            123,869
  01/01/2017 to 12/31/2017........   17.353480         20.901544            108,997


--------
NOTES:

   For Contracts issued prior to May 1, 1995, the MFS(R) Total Return Sub-Account Class A is available.

   MFS(R) Total Return Division was previously the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the accumulation unit value history of the Balanced Sub-Account through the date of the merger. For Contracts issued on and after May 1, 1995, the MFS Total Return Sub-Account Class E is available.

   Zenith Equity Division was previously the Capital Growth Sub-Account. Effective May 1, 2002, the Zenith Equity Portfolio of the New England Zenith Fund changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. On or about April 28, 2003, these series of the Zenith Fund were reorganized into newly established portfolios of the Metropolitan Series Fund (renamed as of March 6, 2017, Brighthouse Funds Trust II). Effective on or about May 1, 2009, one of these portfolios of the Metropolitan Series Fund merged with and into a portfolio of Met Investors Series Trust (renamed as of March 6, 2017, Brighthouse Funds Trust I).

   Clearbridge Aggressive Growth Division was previously the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. On April 29, 2011, the Legg Mason Value Equity Portfolio merged into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division, formerly the Legg Mason Value Equity Division, formerly the MFS Investors Trust Sub-Account and formerly the MFS Research Managers Sub-Account) reflects the accumulation unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

   For Contracts issued prior to May 1, 1995, the MetLife Stock Index Sub-Account Class A is available.

   For Contracts issued on and after May 1, 1995, the MetLife Stock Index Sub-Account Class B is available.

   MetLife Stock Index Division (Class A) was previously the Westpeak Stock Index Sub-Account. On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series of the New England Zenith Fund. Information shown for the MetLife Stock Index Sub-Account Class A reflects the accumulation unit value history of the Westpeak Stock Index Sub-Account through the date of the substitution.

   Baillie Gifford International Stock Division was previously the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. Information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution. Effective January 7, 2008, FI International Stock Portfolio changed its name to Julius Baer International Stock Portfolio. Effective May 1, 2009, Julius Baer International Stock Portfolio changed its name to Artio International Stock Portfolio. Effective February 1, 2012 Artio International Stock Portfolio changes its name to Baillie Gifford International Stock Portfolio.

   ClearBridge Aggressive Growth Division was previously the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the accumulation unit value history of the Janus Growth Sub-Account through the date of the merger. Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio. Effective November 2, 2009, Legg Mason Partners Aggressive Growth Portfolio changed its name to Legg Mason ClearBridge Aggressive Growth Portfolio. Effective April 29, 2011, Class B shares of Legg Mason ClearBridge Aggressive Growth Portfolio were exchanged for Class A shares. Effective April 29, 2013, Legg Mason ClearBridge Aggressive Growth Portfolio changed its name to ClearBridge Aggressive Growth Portfolio.

   Morgan Stanley Mid Cap Growth Division was previously the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the April 30, 2004 merger. On or about April 30, 2010, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund since April 30, 2004, merged with and into the Van Kampen Mid Cap Growth Portfolio and was immediately renamed the Morgan Stanley Mid Cap Growth Portfolio. Information shown for the Morgan Stanley Mid-Cap Growth Sub-Account reflects the accumulation unit value history of the FI Mid Cap Opportunities Sub-Account since April 30, 2004 through the date of the April 30, 2010 merger.

   Morgan Stanley Mid Cap Growth Division was previously the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account through the date of the merger. Since the merger, on or about April 30, 2010, the FI Mid Cap Opportunities Portfolio merged with and into the Van Kampen Mid Cap Growth Portfolio and was immediately renamed the Morgan Stanley Mid Cap Growth Portfolio.

   Jennison Growth Division was previously the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/
   Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/ Putnam Voyager Sub-Account) reflects the accumulation unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

   Clearbridge Aggressive Growth Division was previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. On April 29, 2011, the Legg Mason Value Equity Portfolio merged into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division, formerly the Legg Mason Value Equity Sub-Account and formerly the MFS Investors Trust Sub-Account) reflects the accumulation unit value history of the MFS Investors Sub-Account Class A through the date of the merger.

   BlackRock Large Cap Core Division was previously the BlackRock Large Cap Sub-Account. On or about April 30, 2007, the BlackRock Large Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the BlackRock Large Cap Core Portfolio. Information shown for the BlackRock Large Cap Core Sub-Account (formerly the BlackRock Investment Trust Sub-Account) reflects the accumulation unit value history of the BlackRock Large Cap Sub-Account through the date of the merger.

   MFS(R) Research International Division was previously the Fidelity VIP Overseas Sub-Account. On November 7, 2008, the MFS(R) Research International Portfolio--Class A was substituted for the Fidelity VIP Overseas Portfolio--Initial Class. Information shown for the MFS(R) Research International Sub-Account reflects the accumulation unit value history of the Fidelity VIP Overseas Sub-Account through the date of the substitution.

   BlackRock Legacy Large Cap Growth Division was previously the FI Large Cap Sub-Account. Effective May 4, 2009, the FI Large Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the BlackRock Legacy Large Cap Growth Portfolio. Information shown for the BlackRock Legacy Large Cap Growth Division (Class B) reflects the accumulation unit value history of the FI Large Cap Sub-Account through the date of the merger.

   Class A shares of MFS(R) Research International were substituted for the Fidelity VIP Overseas Portfolio Initial Class on November 7, 2008. Class A shares are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of April 28, 2008).

   Clearbridge Aggressive Growth Division was previously the Legg Mason Value Equity Division. On April 29, 2011, the Legg Mason Value Equity Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Legg Mason ClearBridge Aggressive Growth Portfolio. Information shown for the ClearBridge Aggressive Growth Division (formerly the Legg Mason ClearBridge Aggressive Growth Division and formerly the Legg Mason Value Equity Division) reflects the unit value history of the Legg Mason Value Equity Division through the date of the merger.

   MetLife Aggressive Strategy Division was previously the MetLife Aggressive Allocation Division. On April 29, 2011, the MetLife Aggressive Allocation Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MetLife Aggressive Strategy Portfolio. Information shown for the MetLife Aggressive Strategy Division (formerly the MetLife Aggressive Allocation Division) reflects the unit value history of the MetLife Aggressive Allocation Division through the date of the merger.

   Jennison Growth Division was previously the Oppenheimer Capital Appreciation Division. On April 30, 2012, the Oppenheimer Capital Appreciation Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Division (formerly the Oppenheimer Capital Appreciation Division) reflects the unit value history of Oppenheimer Capital Appreciation Division through the date of the merger.

   MFS(R) Value Division was previously the FI Value Leaders Division. On April 29, 2013, the FI Value Leaders Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS(R) Value Portfolio and Class E shares were exchanged for Class A shares. Information shown for the MFS(R) Value Division (formerly the FI Value Leaders Division) reflects the unit value history of FI Value Leaders Division through the date of the merger.

   Neuberger Berman Genesis Division was previously the MLA Mid Cap Division. On April 29, 2013, the MLA Mid Cap Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Neuberger Berman Genesis Portfolio. Information shown for the Neuberger Berman Genesis Division (formerly the MLA Mid Cap Division) reflects the unit value history of MLA Mid Cap Division through the date of the merger.

   T. Rowe Price Large Cap Growth Division was previously the RCM Technology Division. On April 29, 2013, the RCM Technology Portfolio that had been offered as an Eligible Fund through that date, merged with and into the T. Rowe Price Large Cap Growth Portfolio. Information shown for the T. Rowe Price Large Cap Growth Division (formerly the RCM Technology Division) reflects the unit value history of RCM Technology Division through the date of the merger.

   MetLife Aggressive Strategy Division was previously the Zenith Equity Division. On April 29, 2013, the Zenith Equity Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MetLife Aggressive Strategy Portfolio. Information shown for the MetLife Aggressive Strategy Division (formerly the Zenith Equity Division) reflects the unit value history of Zenith Equity Division through the date of the merger.

   ClearBridge Aggressive Growth Division was previously the ClearBridge Aggressive Growth Portfolio II Division. Effective April 28, 2014, the ClearBridge Aggressive Growth Portfolio II (Class B) that had been offered as an Eligible Fund through that date, merged with and into the ClearBridge Aggressive Growth Portfolio (Class A). Information shown for the ClearBridge Aggressive Growth Division reflects the unit value history of ClearBridge Aggressive Growth Portfolio II Division through the date of the April 25, 2014 merger.

   Western Asset Management Strategic Bond Opportunities Portfolio Division was previously the Lord Abbett Bond Debenture Portfolio Division. Effective as of May 1, 2016, the Lord Abbett Bond Debenture Portfolio

   (Class B) that had been offered as an Eligible Fund through that date, merged with and into Western Asset Management Strategic Bond Opportunities Portfolio (Class B). Information shown for the Western Asset Management Strategic Bond Opportunities Portfolio (Class B) Division reflects the unit value history of Lord Abbett Bond Debenture Portfolio (Class B) Division through the date of the May 1, 2016 merger.

   MFS(R) Value Portfolio Division was previously BlackRock Large Cap Value Portfolio Division. Effective as of April 27, 2018, the BlackRock Large Cap Value Portfolio (Class E) that had been offered as an Eligible Fund through that date, merged with and into MFS(R) Value Portfolio (Class E). Information shown for the MFS(R) Value Portfolio (Class E) Division reflects the unit value history of BlackRock Large Cap Value Portfolio (Class E) Division through the date of the Apil 27, 2018 merger.

   * * *


     Name Changes:
     ------------

   Effective December 15, 2017:
Invesco Mid Cap Value Portfolio was renamed Victory Sycamore Mid Cap Value
   Portfolio.

   * * *

                                  PREMIUM TAX


     Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.




                             CONTRACTS USED WITH TAX
JURISDICTION               QUALIFIED RETIREMENT PLANS     ALL OTHER CONTRACTS
-----------------------   ----------------------------   --------------------
California.............   0.50%*                         2.35%
Florida(1).............   1.00%                          1.00%
Maine(2)...............    --                            2.00%
Nevada.................    --                            3.50%
Puerto Rico(3).........   1.00%                          1.00%
South Dakota(4)........    --                            1.25%
West Virginia..........   1.00%                          1.00%
Wyoming................    --                            1.00%


--------

*     Contracts sold to (section)408(a) IRA Trusts are taxed at 2.35%.


     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.
(1) Annuity purchase payments are exempt from taxation provided that the tax savings are passed back to the Contract Owners. Otherwise, they are taxable at 1.0%.

(2) Special rate of 1% applies for certified Long Term Care and qualified group disability Contracts.

(3) The Company will not deduct premium taxes paid by us to Puerto Rico from purchase payments, Contract Value, withdrawals, death benefits or income payments.

(4) Special rate applies for large case annuity Contracts. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case Contracts is not subject to retaliation.



                               TABLE OF CONTENTS
                                     OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             FOR ZENITH ACCUMULATOR




HISTORY
INVESTMENT ADVISERS
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE DATA
CALCULATION OF YIELDS
NET INVESTMENT FACTOR
ANNUITY PAYMENTS
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
TAX STATUS OF THE CONTRACTS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL MATTERS
FINANCIAL STATEMENTS

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

   MetLife Investors Distribution Company
     200 Park Avenue
     New York, NY 10166


      [ ] Zenith Accumulator -- Metropolitan Life Separate Account E
      [ ] Brighthouse Funds Trust I
      [ ] Brighthouse Funds Trust II
      [ ] American Funds Insurance Series(R)
      [ ] Variable Insurance Products Fund
      [ ] My current address is:




      -------------------------------        Name        -------------------------------
              Contract Number
      -------------------------------        Address     -------------------------------
                 Signature
                                                         -------------------------------
                                                                                      Zip

                               ZENITH ACCUMULATOR


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY

                      METROPOLITAN LIFE INSURANCE COMPANY



                        SUPPLEMENT DATED APRIL 30, 2018

        TO THE PROSPECTUS DATED APRIL 30, 1999 AS ANNUALLY SUPPLEMENTED.

     The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The Contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").



1.  GENERAL TAX TREATMENT OF ANNUITIES

     For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.


     Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.


     From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered. The total amounts accumulated under a variable annuity contract with respect to which an individual prepaid the special 10% tax under Puerto Rico Act No. 77-2014, will be considered as premiums or consideration paid for the annuity.


     Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.


     The 2011 PR Code provides an exclusion from gross income for amounts received as a qualified retirement annuity from a private employer due to separation from employment. The annuity must be in connection with a qualified retirement plan established under the 2011 PR Code. The amount of the annual exclusion is $15,000 for retirees that are 60 years old or older and $11,000 for the other retirees. Such exclusion can be applied in conjunction with the 3% inclusion in gross income test described above.


     The following example illustrates the applicability of the exclusion. An annuity was bought in 2005, for $10,000 consideration, payable in installments totalizing $18,000 annually. For the taxable year 2013, the 65 years old beneficiary of the annuity commenced receiving benefits thereunder. The first $15,000 are exempt and in relation to the other $3,000, $2,700 will be attributed to the recovery of the consideration paid and $300 will have to be included in gross income (3% of $10,000). If the beneficiary of the annuity receives exempt amounts attributable to the consideration paid totalizing $10,000, then all amounts he receives thereafter under the annuity contract, which exceed the exclusion provided by the 2011 PR Code, would be included in gross income. Accordingly, if for the taxable year 2016, the $10,000 consideration was fully recovered, the beneficiary would have to include in gross income only $3,000 because $15,000 would be exempt under the 2011 PR Code.

     No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 15%.



2.  A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

     A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.


     The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.


     When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.


     The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.


     If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.


     A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.


     Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.



3.  A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

     A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee. Notwithstanding the mechanism that is selected, the assets of a qualified retirement plan trust will be exempt from the estate and inheritance provisions of the Puerto Rico Civil Code. Therefore, said assets will be distributed as provided in the terms of the retirement plan without being subject to the estate and inheritance provisions of the Puerto Rico Civil Code.


     Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements. In the case of qualified retirement plan that contains a Cash or Deferred Arrangement, the same will be exempt from the applicability of the Actual Deferral Percentage

(Nondiscrimination) Test to the extent the retirement plan has less than 100 participants, the employer business generates less than $10 million in annual gross income and the retirement plan provides to eligible employees a benefit of no less than 3% of their compensation.


     The trust created under the qualified plan is exempt from tax on its investment income.


a.  Contributions

     The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year. The employer deduction limit for contributions to profit sharing and stock bonus qualified retirement plans is equal to 25% of the compensation otherwise paid or accrued during the taxable year.


b.  Distributions

     The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.


     In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.


     The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution.



     Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source for distributions made before January 1, 2018. For distributions occurring after December 31, 2017, a 20% ordinary income tax rate may apply to the total distribution if the payor withholds the 10% tax prescribed by the statute and deposits the withheld amount with the Puerto Rico Treasury within the time frame required by the 2011 PR Code.



     A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico Registered Investment Company (RIC), fixed or variable annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico bank deposits.


     In the case of distributions in the form of annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and

$11,000 for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described in (1) -above, will generally constitute ordinary income subject to a 10% withholding tax.


     The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


c.  Rollover

     Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.



4.  ERISA CONSIDERATIONS

     In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section -1022(i)(l). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(l) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA
Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


     Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse", spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



5.  A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

     A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01 of the 2011 PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.


     This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.


     An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

     Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.


a.  Contributions

     A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.


     Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.


     The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.


b.  Distributions

     Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.




ZAVA-PR2018

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                               ZENITH ACCUMULATOR


                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS


                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                 APRIL 30, 2018


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 (as annually supplemented) and should be read in conjunction therewith. A copy of the Prospectus dated April 30, 1999, the supplement dated April 30, 2018, and any previous supplements may be obtained by writing to Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166.


SAI Book 207
ZAVA-0517
                                       1

                               TABLE OF CONTENTS





                                                                PAGE
                                                               -----
HISTORY.....................................................      3
INVESTMENT ADVISERS.........................................      3
DISTRIBUTION OF THE CONTRACTS...............................      3
CALCULATION OF PERFORMANCE DATA.............................      4
CALCULATION OF YIELDS.......................................      5
NET INVESTMENT FACTOR.......................................      7
ANNUITY PAYMENTS............................................      7
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........      9
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........      9
TAX STATUS OF THE CONTRACTS.................................     10
LEGAL MATTERS...............................................     11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     11
FINANCIAL STATEMENTS........................................     12

                                    HISTORY



     Metropolitan Life Separate Account E (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was first established on September 27, 1983 and meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Sales of the Contracts have been discontinued. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


                              INVESTMENT ADVISERS


     The Variable Account invests in the Portfolios of American Funds Insurance Series(Reg. TM), Brighthouse Funds Trust I, Brighthouse Funds Trust II, and Fidelity Variable Insurance Products. The Investment Adviser to each fund may, from time to time, replace the subadviser, if applicable, with a new subadviser.



                         DISTRIBUTION OF THE CONTRACTS


     MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the Contracts. MLIDC's principal business address is 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). MLIDC enters into selling agreements with other broker-dealers ("selling firms") and compensates them for their services. Sales representatives are appointed as our insurance agents.


     The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years.



                                      AGGREGATE AMOUNT OF
                                                COMMISSIONS
                                       RETAINED BY DISTRIBUTOR AFTER
                 AGGREGATE AMOUNT OF  PAYMENTS TO ITS REGISTERED
                 COMMISSIONS PAID TO              PERSONS
  FISCAL YEAR        DISTRIBUTOR             AND SELLING FIRMS
--------------- --------------------- ------------------------------
   2017.........$  [to_come]          $0
   2016.........$105,828,670          $0
   2015.........$118,054,844          $0


     MLIDC passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with MLIDC, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA


                          AVERAGE ANNUAL TOTAL RETURN



     We may provide illustrations to show hypothetical Average Annual Total Returns for each Division based on the actual investment experience of the Divisions, Brighthouse Funds Trust I, Brighthouse Funds Trust II, the American Funds Insurance Series(Reg. TM) and the Fidelity(Reg. TM) Variable Insurance Products Fund. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average Annual Total Returns will be provided for a Division for 1, 5 and 10 years, or for a shorter period, if applicable.



     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.


     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Division at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.


     Division Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Division through which the Eligible Fund is available. Eligible Fund Total Return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Division under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.


     Certain portfolios of Brighthouse Funds Trust I and Brighthouse Funds Trust II have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior subadvisory history see "INVESTMENT ADVICE" on page II-3.



     As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Division of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 1, 5 and 10 year periods and the year-to-date period ending with the date of the illustration.

Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.


     We may also show daily unit values for each Division in advertising and sales literature, including our website.


                             CALCULATION OF YIELDS


7-DAY YIELD



From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Term Bond Division for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Division or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Division value by the Division value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Division value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%) and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.


The current yield will be calculated according to the following formula:


                    Current Yield = ((NCF-ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of the BlackRock Ultra-Short Term Bond Division for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                  Effective Yield = (1 + ((NCF-ES)/UV))365/7-1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.


     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Term Bond Division will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Term Bond Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the division is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Ultra-Short Term Bond Division may also be presented for periods other than a 7-day period.

OTHER DIVISION YIELDS


From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Divisions for a Contract for a 30-day or one-month period. The annualized yield of a Division refers to income generated by the Division over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Division during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Division units less division expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then
(3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.

The 30-day or one-month yield is calculated according to the following formula:


                   Yield = 2 x ((((NI-ES)/(U x UV)) + 1)6-1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Division's units.

ES = expenses of the Division for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for a Division will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Division's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR



     The net investment factor ("Net Investment Factor") for each Division is determined on each day on which the New York Stock Exchange is open for trading as follows:



       (1) The net asset value per share of the Eligible Fund held in the Division determined as of the close of regular trading on the New York Stock Exchange on a particular day;


       (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

       (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

       (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.


                                ANNUITY PAYMENTS


     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.


     When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."



     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each Division to provide the annuity. This initial payment is converted into Annuity Units, the number of which remains constant. Each annuity payment is in an amount equal to that number of Annuity Units multiplied by the applicable Annuity Unit Value for that payment (described below). The applicable Annuity Unit Value for each Division will change from day to day depending upon the investment performance of the Division, which in turn depends upon the investment performance of the Eligible Fund in which the Division invests.



     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment. The definition of the Assumed Investment Return, and the effect of the level of the Assumed Investment Return on the amount of payments is explained in the prospectus under "Amount of Variable Annuity Payments."



     The number of Annuity Units credited under a variable payment option is determined as follows:


       (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract, are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)


       (2) The number of Annuity Units is determined by dividing the amount of the initial payment by the applicable Annuity Unit Value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment.


     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of Annuity Units by the applicable Annuity Unit Value which is determined at least 14 days before the payment is due.


     The value of an Annuity Unit for each Division depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial Annuity Unit Values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an Annuity Unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)


     The Annuity Unit Value for each Division is equal to the corresponding Annuity Unit Value for the Division previously determined multiplied by the applicable Net Investment Factor for that Division for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of Annuity Unit Values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the Annuity Unit Value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the Annuity Unit Value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable Divisions will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Division to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.



              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS


     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.


     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".


     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Interest Rate of 5% which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.


     The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.


     We may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.


               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS


     We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these tables use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.

     The illustrations reflect the daily charge to the Divisions for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain Division(s) and the daily administration asset charge which is equivalent to an annual charge of .40%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."


     The illustrations reflect the performance from the year of inception of the Selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return
(AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by us. The rates may differ at the time you annuitize.



     The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.


                          TAX STATUS OF THE CONTRACTS


     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.



     DIVERSIFICATION REQUIREMENTS. Section 817 of the Internal Revenue Code
(Code) requires that the investments of each Division be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Division, through the Eligible Fund in which it invests, will satisfy these diversification requirements.


     If Eligible Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable Contract Owners, including losing the benefit of tax deferral.


     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary Annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.


     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



     Other rules may apply to Qualified Contracts.



                                 LEGAL MATTERS


     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected division(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.



                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements and financial highlights comprising each of the Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                              FINANCIAL STATEMENTS



     The financial statements and financial highlights comprising each of the Divisions of the Variable Account and the consolidated financial statements of the Company are included herein.



     The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2 as of December 31, 2017, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, the financial highlights in Note 9 for the respective stated periods in the five years then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2017, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated period in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 23, 2018



We have served as the Separate Account's auditor since 1984.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                            AMERICAN FUNDS
                                             AMERICAN FUNDS         AMERICAN FUNDS           GLOBAL SMALL          AMERICAN FUNDS
                                                  BOND               GLOBAL GROWTH          CAPITALIZATION             GROWTH
                                                DIVISION               DIVISION                DIVISION               DIVISION
                                          --------------------   --------------------    --------------------   --------------------
ASSETS:
   Investments at fair value............  $         88,742,247   $            373,749    $        501,546,468   $      1,071,645,697
   Due from Metropolitan Life
     Insurance Company..................                    --                     --                       3                      3
                                          --------------------   --------------------    --------------------   --------------------
        Total Assets....................            88,742,247                373,749             501,546,471          1,071,645,700
                                          --------------------   --------------------    --------------------   --------------------
LIABILITIES:
   Accrued fees.........................                    15                     --                      20                     10
   Due to Metropolitan Life
     Insurance Company..................                    --                     --                      --                     --
                                          --------------------   --------------------    --------------------   --------------------
        Total Liabilities...............                    15                     --                      20                     10
                                          --------------------   --------------------    --------------------   --------------------

NET ASSETS..............................  $         88,742,232   $            373,749    $        501,546,451   $      1,071,645,690
                                          ====================   ====================    ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         88,605,060   $            373,749    $        500,994,403   $      1,070,767,658
   Net assets from Contracts in payout..               137,172                     --                 552,048                878,032
                                          --------------------   --------------------    --------------------   --------------------
        Total Net Assets................  $         88,742,232   $            373,749    $        501,546,451   $      1,071,645,690
                                          ====================   ====================    ====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                          BHFTI ALLIANZ
                                                                                        GLOBAL INVESTORS       BHFTI AMERICAN
                                             AMERICAN FUNDS        BHFTI AB GLOBAL           DYNAMIC           FUNDS BALANCED
                                              GROWTH-INCOME      DYNAMIC ALLOCATION     MULTI-ASSET PLUS         ALLOCATION
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        845,856,819  $      1,634,691,188  $         79,721,576  $        919,484,653
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           845,856,819         1,634,691,188            79,721,576           919,484,653
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     9                     4                     4                     9
   Due to Metropolitan Life
     Insurance Company..................                   174                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   183                     5                     4                    10
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        845,856,636  $      1,634,691,183  $         79,721,572  $        919,484,643
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        844,498,284  $      1,634,638,800  $         79,721,572  $        919,068,785
   Net assets from Contracts in payout..             1,358,352                52,383                    --               415,858
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        845,856,636  $      1,634,691,183  $         79,721,572  $        919,484,643
                                          ====================  ====================  ====================  ====================


                                             BHFTI AMERICAN                             BHFTI AMERICAN
                                              FUNDS GROWTH         BHFTI AMERICAN       FUNDS MODERATE       BHFTI AQR GLOBAL
                                               ALLOCATION           FUNDS GROWTH          ALLOCATION           RISK BALANCED
                                                DIVISION              DIVISION             DIVISION              DIVISION
                                          --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        479,556,350  $        395,973,382  $       949,575,561  $      1,234,346,282
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                   --                    --
                                          --------------------  --------------------  -------------------  --------------------
        Total Assets....................           479,556,350           395,973,382          949,575,561         1,234,346,282
                                          --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     7                     6                    3                     4
   Due to Metropolitan Life
     Insurance Company..................                    --                     3                    1                     3
                                          --------------------  --------------------  -------------------  --------------------
        Total Liabilities...............                     7                     9                    4                     7
                                          --------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        479,556,343  $        395,973,373  $       949,575,557  $      1,234,346,275
                                          ====================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        479,480,422  $        395,921,520  $       949,110,411  $      1,234,309,056
   Net assets from Contracts in payout..                75,921                51,853              465,146                37,219
                                          --------------------  --------------------  -------------------  --------------------
        Total Net Assets................  $        479,556,343  $        395,973,373  $       949,575,557  $      1,234,346,275
                                          ====================  ====================  ===================  ====================


                                             BHFTI BLACKROCK
                                             GLOBAL TACTICAL       BHFTI BLACKROCK
                                               STRATEGIES            HIGH YIELD
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $      2,029,561,010  $            413,604
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................         2,029,561,010               413,604
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                     2
   Due to Metropolitan Life
     Insurance Company..................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                     6                     2
                                          --------------------  --------------------

NET ASSETS..............................  $      2,029,561,004  $            413,602
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      2,029,455,307  $            413,602
   Net assets from Contracts in payout..               105,697                    --
                                          --------------------  --------------------
        Total Net Assets................  $      2,029,561,004  $            413,602
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                                                                             BHFTI BRIGHTHOUSE/
                                            BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE     ABERDEEN EMERGING
                                          ASSET ALLOCATION 100      BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        248,628,052  $      3,869,437,240  $         19,791,291  $         58,423,947
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           248,628,052         3,869,437,240            19,791,291            58,423,947
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     4                     6                     9
   Due to Metropolitan Life
     Insurance Company..................                     7                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                     4                     6                    10
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        248,628,040  $      3,869,437,236  $         19,791,285  $         58,423,937
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        241,708,072  $      3,869,337,049  $         19,791,285  $         58,414,036
   Net assets from Contracts in payout..             6,919,968               100,187                    --                 9,901
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        248,628,040  $      3,869,437,236  $         19,791,285  $         58,423,937
                                          ====================  ====================  ====================  ====================

                                                                                       BHFTI BRIGHTHOUSE/
                                           BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/         FRANKLIN         BHFTI BRIGHTHOUSE/
                                                 ARTISAN             EATON VANCE          LOW DURATION            TEMPLETON
                                              INTERNATIONAL         FLOATING RATE         TOTAL RETURN       INTERNATIONAL BOND
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $              2,811  $         29,625,667  $         83,966,103  $          7,449,822
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                 2,811            29,625,667            83,966,103             7,449,822
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     1                     8                     9                     7
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     8                     9                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $              2,810  $         29,625,659  $         83,966,094  $          7,449,814
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              2,810  $         29,625,659  $         83,906,164  $          7,449,814
   Net assets from Contracts in payout..                    --                    --                59,930                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $              2,810  $         29,625,659  $         83,966,094  $          7,449,814
                                          ====================  ====================  ====================  ====================

                                            BHFTI BRIGHTHOUSE/
                                                WELLINGTON
                                                 LARGE CAP           BHFTI CLARION
                                                 RESEARCH         GLOBAL REAL ESTATE
                                                 DIVISION              DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         764,291,205  $        218,280,049
   Due from Metropolitan Life
     Insurance Company..................                     --                     5
                                          ---------------------  --------------------
        Total Assets....................            764,291,205           218,280,054
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     18                    15
   Due to Metropolitan Life
     Insurance Company..................                     --                    --
                                          ---------------------  --------------------
        Total Liabilities...............                     18                    15
                                          ---------------------  --------------------

NET ASSETS..............................  $         764,291,187  $        218,280,039
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         755,689,834  $        218,089,867
   Net assets from Contracts in payout..              8,601,353               190,172
                                          ---------------------  --------------------
        Total Net Assets................  $         764,291,187  $        218,280,039
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                  BHFTI HARRIS           BHFTI INVESCO
                                           BHFTI CLEARBRIDGE         OAKMARK             BALANCED-RISK         BHFTI INVESCO
                                           AGGRESSIVE GROWTH      INTERNATIONAL           ALLOCATION             COMSTOCK
                                               DIVISION             DIVISION               DIVISION              DIVISION
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $       575,606,364  $        554,231,981  $        556,009,736  $             47,961
   Due from Metropolitan Life
     Insurance Company..................                   17                     8                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................          575,606,381           554,231,989           556,009,736                47,961
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   16                    16                     4                     3
   Due to Metropolitan Life
     Insurance Company..................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   16                    16                     4                     3
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $       575,606,365  $        554,231,973  $        556,009,732  $             47,958
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       575,356,020  $        553,826,760  $        556,002,062  $             47,958
   Net assets from Contracts in payout..              250,345               405,213                 7,670                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $       575,606,365  $        554,231,973  $        556,009,732  $             47,958
                                          ===================  ====================  ====================  ====================

                                                                                             BHFTI
                                              BHFTI INVESCO        BHFTI JPMORGAN       JPMORGAN GLOBAL       BHFTI JPMORGAN
                                            SMALL CAP GROWTH          CORE BOND        ACTIVE ALLOCATION      SMALL CAP VALUE
                                                DIVISION              DIVISION             DIVISION              DIVISION
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         56,474,509  $         95,678,202  $       861,680,926  $        24,628,950
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            56,474,509            95,678,202          861,680,926           24,628,950
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    21                     4                    3                   10
   Due to Metropolitan Life
     Insurance Company..................                     2                     1                    1                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    23                     5                    4                   11
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         56,474,486  $         95,678,197  $       861,680,922  $        24,628,939
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         56,449,311  $         95,660,874  $       861,665,727  $        24,627,881
   Net assets from Contracts in payout..                25,175                17,323               15,195                1,058
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         56,474,486  $         95,678,197  $       861,680,922  $        24,628,939
                                          ====================  ====================  ===================  ===================

                                                                    BHFTI METLIFE
                                           BHFTI LOOMIS SAYLES       MULTI-INDEX
                                             GLOBAL MARKETS         TARGETED RISK
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        124,432,495  $        966,194,520
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           124,432,495           966,194,520
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     8                     5
   Due to Metropolitan Life
     Insurance Company..................                     1                     1
                                          --------------------  --------------------
        Total Liabilities...............                     9                     6
                                          --------------------  --------------------

NET ASSETS..............................  $        124,432,486  $        966,194,514
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        124,421,814  $        966,156,389
   Net assets from Contracts in payout..                10,672                38,125
                                          --------------------  --------------------
        Total Net Assets................  $        124,432,486  $        966,194,514
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                        BHFTI                                      BHFTI
                                           BHFTI MFS RESEARCH      MORGAN STANLEY       BHFTI OPPENHEIMER     PANAGORA GLOBAL
                                              INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY      DIVERSIFIED RISK
                                                DIVISION              DIVISION              DIVISION             DIVISION
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        202,267,420  $        339,623,716  $       282,853,099   $        95,392,821
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................           202,267,420           339,623,716          282,853,099            95,392,821
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    19                    16                   12                     5
   Due to Metropolitan Life
     Insurance Company..................                    12                     1                    6                     1
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    31                    17                   18                     6
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        202,267,389  $        339,623,699  $       282,853,081   $        95,392,815
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        201,796,087  $        339,044,244  $       282,516,993   $        95,361,063
   Net assets from Contracts in payout..               471,302               579,455              336,088                31,752
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $        202,267,389  $        339,623,699  $       282,853,081   $        95,392,815
                                          ====================  ====================  ====================  ===================

                                                  BHFTI
                                             PIMCO INFLATION        BHFTI PIMCO          BHFTI PYRAMIS        BHFTI SCHRODERS
                                             PROTECTED BOND        TOTAL RETURN        GOVERNMENT INCOME    GLOBAL MULTI-ASSET
                                                DIVISION             DIVISION              DIVISION              DIVISION
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        425,983,687  $       908,315,461  $        458,735,095  $        564,139,936
   Due from Metropolitan Life
     Insurance Company..................                    --                    5                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................           425,983,687          908,315,466           458,735,095           564,139,936
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    11                   12                     5                     3
   Due to Metropolitan Life
     Insurance Company..................                     1                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    12                   12                     5                     3
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        425,983,675  $       908,315,454  $        458,735,090  $        564,139,933
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        425,498,857  $       907,683,561  $        458,723,089  $        564,115,093
   Net assets from Contracts in payout..               484,818              631,893                12,001                24,840
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        425,983,675  $       908,315,454  $        458,735,090  $        564,139,933
                                          ====================  ===================  ====================  ====================

                                                                         BHFTI
                                             BHFTI SCHRODERS          SSGA GROWTH
                                          GLOBAL MULTI-ASSET II     AND INCOME ETF
                                                DIVISION               DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        422,442,903   $        869,542,359
   Due from Metropolitan Life
     Insurance Company..................                    --                     --
                                          ---------------------  --------------------
        Total Assets....................           422,442,903            869,542,359
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     4                      7
   Due to Metropolitan Life
     Insurance Company..................                    --                      1
                                          ---------------------  --------------------
        Total Liabilities...............                     4                      8
                                          ---------------------  --------------------

NET ASSETS..............................  $        422,442,899   $        869,542,351
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        422,442,899   $        869,331,726
   Net assets from Contracts in payout..                    --                210,625
                                          ---------------------  --------------------
        Total Net Assets................  $        422,442,899   $        869,542,351
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI          BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE     BHFTI TCW CORE
                                             SSGA GROWTH ETF       LARGE CAP VALUE       MID CAP GROWTH         FIXED INCOME
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        157,056,030  $            578,722  $        506,160,550  $            255,409
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           157,056,030               578,722           506,160,550               255,409
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     9                     3                     8                     1
   Due to Metropolitan Life
     Insurance Company..................                     1                     1                     2                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    10                     4                    10                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        157,056,020  $            578,718  $        506,160,540  $            255,408
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        157,031,283  $            578,718  $        505,774,296  $            255,408
   Net assets from Contracts in payout..                24,737                    --               386,244                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        157,056,020  $            578,718  $        506,160,540  $            255,408
                                          ====================  ====================  ====================  ====================

                                              BHFTI VICTORY          BHFTI WELLS             BHFTII
                                                SYCAMORE         CAPITAL MANAGEMENT      BAILLIE GIFFORD      BHFTII BLACKROCK
                                              MID CAP VALUE         MID CAP VALUE      INTERNATIONAL STOCK       BOND INCOME
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        424,806,945  $            342,506  $        139,877,356  $        455,410,551
   Due from Metropolitan Life
     Insurance Company..................                    52                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           424,806,997               342,506           139,877,356           455,410,551
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    15                     3                    12                    15
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                     3                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    15                     3                    15                    16
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        424,806,982  $            342,503  $        139,877,341  $        455,410,535
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        424,252,007  $            342,503  $        139,456,344  $        453,121,229
   Net assets from Contracts in payout..               554,975                    --               420,997             2,289,306
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        424,806,982  $            342,503  $        139,877,341  $        455,410,535
                                          ====================  ====================  ====================  ====================

                                                                  BHFTII BLACKROCK
                                            BHFTII BLACKROCK         ULTRA-SHORT
                                          CAPITAL APPRECIATION        TERM BOND
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        187,945,567  $         56,416,035
   Due from Metropolitan Life
     Insurance Company..................                     3                    --
                                          --------------------  --------------------
        Total Assets....................           187,945,570            56,416,035
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    18                     8
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    18                     9
                                          --------------------  --------------------

NET ASSETS..............................  $        187,945,552  $         56,416,026
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        186,891,492  $         56,031,618
   Net assets from Contracts in payout..             1,054,060               384,408
                                          --------------------  --------------------
        Total Net Assets................  $        187,945,552  $         56,416,026
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017




                                           BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40    ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                DIVISION              DIVISION               DIVISION              DIVISION
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        409,028,446  $      1,155,673,995  $       3,928,953,273  $      1,933,591,742
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                     --                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................           409,028,446         1,155,673,995          3,928,953,273         1,933,591,742
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     5                     5                      4                     6
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                      1                    --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     6                     5                      5                     6
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $        409,028,440  $      1,155,673,990  $       3,928,953,268  $      1,933,591,736
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        408,946,486  $      1,155,053,129  $       3,927,205,756  $      1,930,627,163
   Net assets from Contracts in payout..                81,954               620,861              1,747,512             2,964,573
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $        409,028,440  $      1,155,673,990  $       3,928,953,268  $      1,933,591,736
                                          ====================  ====================  =====================  ====================

                                                                  BHFTII BRIGHTHOUSE/                          BHFTII BRIGHTHOUSE/
                                           BHFTII BRIGHTHOUSE/        DIMENSIONAL                                  WELLINGTON
                                                 ARTISAN             INTERNATIONAL      BHFTII BRIGHTHOUSE/        CORE EQUITY
                                              MID CAP VALUE          SMALL COMPANY      WELLINGTON BALANCED       OPPORTUNITIES
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         226,673,889  $          9,595,926  $        610,158,978  $         570,742,766
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................            226,673,889             9,595,926           610,158,978            570,742,766
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     11                     8                     5                     20
   Due to Metropolitan Life
     Insurance Company..................                      1                     1                     1                     --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     12                     9                     6                     20
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         226,673,877  $          9,595,917  $        610,158,972  $         570,742,746
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         225,774,068  $          9,595,917  $        601,510,761  $         568,350,343
   Net assets from Contracts in payout..                899,809                    --             8,648,211              2,392,403
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         226,673,877  $          9,595,917  $        610,158,972  $         570,742,746
                                          =====================  ====================  ====================  =====================


                                                 BHFTII
                                                FRONTIER                BHFTII
                                             MID CAP GROWTH         JENNISON GROWTH
                                                DIVISION               DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $         508,449,781  $        203,130,945
   Due from Metropolitan Life
     Insurance Company..................                     20                    --
                                          ---------------------  --------------------
        Total Assets....................            508,449,801           203,130,945
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     12                    12
   Due to Metropolitan Life
     Insurance Company..................                     --                     5
                                          ---------------------  --------------------
        Total Liabilities...............                     12                    17
                                          ---------------------  --------------------

NET ASSETS..............................  $         508,449,789  $        203,130,928
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         507,531,810  $        202,716,790
   Net assets from Contracts in payout..                917,979               414,138
                                          ---------------------  --------------------
        Total Net Assets................  $         508,449,789  $        203,130,928
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                 BHFTII                BHFTII
                                              LOOMIS SAYLES         LOOMIS SAYLES        BHFTII METLIFE         BHFTII METLIFE
                                             SMALL CAP CORE       SMALL CAP GROWTH    AGGREGATE BOND INDEX    MID CAP STOCK INDEX
                                                DIVISION              DIVISION              DIVISION               DIVISION
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $        185,343,491  $         54,566,744  $      1,126,629,353   $        580,186,949
   Due from Metropolitan Life
     Insurance Company..................                     6                    --                    --                     11
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................           185,343,497            54,566,744         1,126,629,353            580,186,960
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    17                    13                     9                     12
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     2                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                    17                    14                    11                     12
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $        185,343,480  $         54,566,730  $      1,126,629,342   $        580,186,948
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        184,250,910  $         54,507,182  $      1,123,565,150   $        579,186,107
   Net assets from Contracts in payout..             1,092,570                59,548             3,064,192              1,000,841
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $        185,343,480  $         54,566,730  $      1,126,629,342   $        580,186,948
                                          ====================  ====================  =====================  ====================


                                             BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE          BHFTII MFS
                                             MSCI EAFE INDEX     RUSSELL 2000 INDEX        STOCK INDEX          TOTAL RETURN
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        524,736,175  $        373,905,344  $      3,191,113,533  $        145,097,998
   Due from Metropolitan Life
     Insurance Company..................                    --                    34                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           524,736,175           373,905,378         3,191,113,533           145,097,999
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    14                    16                    15                     9
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    33                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    15                    16                    48                     9
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        524,736,160  $        373,905,362  $      3,191,113,485  $        145,097,990
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        524,097,483  $        373,435,224  $      3,152,551,459  $        143,237,025
   Net assets from Contracts in payout..               638,677               470,138            38,562,026             1,860,965
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        524,736,160  $        373,905,362  $      3,191,113,485  $        145,097,990
                                          ====================  ====================  ====================  ====================


                                                                       BHFTII
                                            BHFTII MFS VALUE        MFS VALUE II
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        523,781,745  $        254,251,604
   Due from Metropolitan Life
     Insurance Company..................                     2                    18
                                          --------------------  --------------------
        Total Assets....................           523,781,747           254,251,622
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    10                    13
   Due to Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    10                    13
                                          --------------------  --------------------

NET ASSETS..............................  $        523,781,737  $        254,251,609
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        517,238,545  $        254,126,374
   Net assets from Contracts in payout..             6,543,192               125,235
                                          --------------------  --------------------
        Total Net Assets................  $        523,781,737  $        254,251,609
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                 BHFTII                 BHFTII                BHFTII                BHFTII
                                            NEUBERGER BERMAN         T. ROWE PRICE         T. ROWE PRICE        VAN ECK GLOBAL
                                                 GENESIS           LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES
                                                DIVISION               DIVISION              DIVISION              DIVISION
                                          ---------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         314,115,976  $        609,640,872  $        467,200,330  $         37,269,868
   Due from Metropolitan Life
     Insurance Company..................                     --                    15                    10                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Assets....................            314,115,976           609,640,887           467,200,340            37,269,868
                                          ---------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     19                    13                    14                     7
   Due to Metropolitan Life
     Insurance Company..................                      1                    --                    --                     1
                                          ---------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     20                    13                    14                     8
                                          ---------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         314,115,956  $        609,640,874  $        467,200,326  $         37,269,860
                                          =====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         313,304,748  $        598,940,398  $        466,676,053  $         37,269,860
   Net assets from Contracts in payout..                811,208            10,700,476               524,273                    --
                                          ---------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         314,115,956  $        609,640,874  $        467,200,326  $         37,269,860
                                          =====================  ====================  ====================  ====================

                                             BHFTII WESTERN
                                            ASSET MANAGEMENT       BHFTII WESTERN
                                             STRATEGIC BOND       ASSET MANAGEMENT           BLACKROCK             CALVERT VP
                                              OPPORTUNITIES        U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.      SRI BALANCED
                                                DIVISION              DIVISION               DIVISION               DIVISION
                                          --------------------  --------------------  ----------------------  --------------------
ASSETS:
   Investments at fair value............  $        514,265,602  $        159,678,234   $             96,278   $         51,869,404
   Due from Metropolitan Life
     Insurance Company..................                     1                    --                     --                     --
                                          --------------------  --------------------  ----------------------  --------------------
        Total Assets....................           514,265,603           159,678,234                 96,278             51,869,404
                                          --------------------  --------------------  ----------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    15                    20                      2                      1
   Due to Metropolitan Life
     Insurance Company..................                    --                     1                     --                     --
                                          --------------------  --------------------  ----------------------  --------------------
        Total Liabilities...............                    15                    21                      2                      1
                                          --------------------  --------------------  ----------------------  --------------------

NET ASSETS..............................  $        514,265,588  $        159,678,213   $             96,276   $         51,869,403
                                          ====================  ====================  ======================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        512,672,736  $        159,445,341   $             96,276   $         51,869,403
   Net assets from Contracts in payout..             1,592,852               232,872                     --                     --
                                          --------------------  --------------------  ----------------------  --------------------
        Total Net Assets................  $        514,265,588  $        159,678,213   $             96,276   $         51,869,403
                                          ====================  ====================  ======================  ====================



                                               CALVERT VP           DELAWARE VIP
                                               SRI MID CAP         SMALL CAP VALUE
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          8,745,518  $             22,011
   Due from Metropolitan Life
     Insurance Company..................                    --                    --
                                          --------------------  --------------------
        Total Assets....................             8,745,518                22,011
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                     1
                                          --------------------  --------------------

NET ASSETS..............................  $          8,745,518  $             22,010
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,745,518  $             22,010
   Net assets from Contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $          8,745,518  $             22,010
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                               FIDELITY VIP           FIDELITY VIP           FIDELITY VIP          FIDELITY VIP
                                                CONTRAFUND            EQUITY-INCOME          FREEDOM 2020          FREEDOM 2025
                                                 DIVISION               DIVISION               DIVISION              DIVISION
                                          ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $             805,722  $          78,340,012  $           1,255,251  $             819,001
   Due from Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................                805,722             78,340,012              1,255,251                819,001
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Accrued fees.........................                     --                      2                     --                      1
   Due to Metropolitan Life
     Insurance Company..................                     --                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                     --                      2                     --                      1
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $             805,722  $          78,340,010  $           1,255,251  $             819,000
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             805,722  $          77,233,611  $           1,255,251  $             819,000
   Net assets from Contracts in payout..                     --              1,106,399                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $             805,722  $          78,340,010  $           1,255,251  $             819,000
                                          =====================  =====================  =====================  =====================


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2030          FREEDOM 2040          FREEDOM 2050        FUNDSMANAGER 50%
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,021,173  $            534,464  $            253,618  $        315,705,343
   Due from Metropolitan Life
     Insurance Company..................                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             3,021,173               534,465               253,619           315,705,343
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                     1                     1                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     1                     1                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          3,021,173  $            534,464  $            253,618  $        315,705,343
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,021,173  $            534,464  $            253,618  $        315,705,343
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          3,021,173  $            534,464  $            253,618  $        315,705,343
                                          ====================  ====================  ====================  ====================

                                                                    FIDELITY VIP
                                              FIDELITY VIP        GOVERNMENT MONEY
                                            FUNDSMANAGER 60%           MARKET
                                                DIVISION              DIVISION
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        286,973,776  $          5,009,177
   Due from Metropolitan Life
     Insurance Company..................                     1                    --
                                          --------------------  --------------------
        Total Assets....................           286,973,777             5,009,177
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                     1
                                          --------------------  --------------------

NET ASSETS..............................  $        286,973,777  $          5,009,176
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        286,973,777  $          5,009,176
   Net assets from Contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $        286,973,777  $          5,009,176
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                    FIDELITY VIP                              FTVIPT TEMPLETON
                                                                  INVESTMENT GRADE        FIDELITY VIP           DEVELOPING
                                           FIDELITY VIP GROWTH          BOND                 MID CAP             MARKETS VIP
                                                DIVISION              DIVISION              DIVISION              DIVISION
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         98,637,849  $         10,239,907  $            676,874  $            152,910
   Due from Metropolitan Life
     Insurance Company..................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            98,637,849            10,239,907               676,874               152,910
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    --                    --                    --
   Due to Metropolitan Life
     Insurance Company..................                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         98,637,848  $         10,239,907  $            676,874  $            152,910
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         98,637,848  $         10,239,907  $            676,874  $            152,910
   Net assets from Contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         98,637,848  $         10,239,907  $            676,874  $            152,910
                                          ====================  ====================  ====================  ====================

                                                                                                                     LMPVET
                                            FTVIPT TEMPLETON         IVY VIP ASSET        JANUS HENDERSON     CLEARBRIDGE VARIABLE
                                               FOREIGN VIP             STRATEGY             ENTERPRISE            APPRECIATION
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $                 728  $              2,829  $             149,792  $             48,430
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................                    728                 2,829                149,792                48,430
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      1                     1                     --                    --
   Due to Metropolitan Life
     Insurance Company..................                      1                     1                     --                     1
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      2                     2                     --                     1
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $                 726  $              2,827  $             149,792  $             48,429
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $                 726  $              2,827  $             149,792  $             48,429
   Net assets from Contracts in payout..                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $                 726  $              2,827  $             149,792  $             48,429
                                          =====================  ====================  =====================  ====================

                                                  LMPVET                LMPVET
                                           CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                 DIVISION              DIVISION
                                          ---------------------  --------------------
ASSETS:
   Investments at fair value............  $              69,596  $            508,990
   Due from Metropolitan Life
     Insurance Company..................                      1                    --
                                          ---------------------  --------------------
        Total Assets....................                 69,597               508,990
                                          ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      1                     2
   Due to Metropolitan Life
     Insurance Company..................                     --                    --
                                          ---------------------  --------------------
        Total Liabilities...............                      1                     2
                                          ---------------------  --------------------

NET ASSETS..............................  $              69,596  $            508,988
                                          =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              69,596  $            508,988
   Net assets from Contracts in payout..                     --                    --
                                          ---------------------  --------------------
        Total Net Assets................  $              69,596  $            508,988
                                          =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017



                                                 LMPVET                                                        OPPENHEIMER GLOBAL
                                          CLEARBRIDGE VARIABLE      LMPVIT WESTERN      MORGAN STANLEY VIF     MULTI-ALTERNATIVES
                                            SMALL CAP GROWTH        ASSET CORE PLUS    GLOBAL INFRASTRUCTURE         FUND/VA
                                                DIVISION               DIVISION              DIVISION               DIVISION
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............   $             27,441  $            104,816  $             61,647   $             15,710
   Due from Metropolitan Life
     Insurance Company..................                     --                    --                    --                     --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................                 27,441               104,816                61,647                 15,710
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees.........................                      1                     1                     3                      3
   Due to Metropolitan Life
     Insurance Company..................                      1                    --                    --                      2
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      2                     1                     3                      5
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................   $             27,439  $            104,815  $             61,644   $             15,705
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $             27,439  $            104,815  $             61,644   $             15,705
   Net assets from Contracts in payout..                     --                    --                    --                     --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................   $             27,439  $            104,815  $             61,644   $             15,705
                                          =====================  ====================  =====================  ====================


                                               PIMCO VIT            PIMCO VIT                               TAP 1919 VARIABLE
                                          COMMODITYREALRETURN   EMERGING MARKETS         PIMCO VIT         SOCIALLY RESPONSIVE
                                               STRATEGY               BOND          UNCONSTRAINED BOND          BALANCED
                                               DIVISION             DIVISION             DIVISION               DIVISION
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            49,887  $            71,040  $            121,049  $             24,128
   Due from Metropolitan Life
     Insurance Company..................                   --                    1                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               49,887               71,041               121,049                24,128
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    2                    3                     3                     2
   Due to Metropolitan Life
     Insurance Company..................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    2                    3                     3                     2
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            49,885  $            71,038  $            121,046  $             24,126
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            49,885  $            71,038  $            121,046  $             24,126
   Net assets from Contracts in payout..                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            49,885  $            71,038  $            121,046  $             24,126
                                          ===================  ===================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                             AMERICAN FUNDS
                                                 AMERICAN FUNDS        AMERICAN FUNDS         GLOBAL SMALL         AMERICAN FUNDS
                                                      BOND              GLOBAL GROWTH        CAPITALIZATION            GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,720,919  $              2,326  $          2,105,602  $          5,093,504
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,143,058                 3,481             6,044,363            12,765,449
      Administrative charges................               192,909                   434               955,931             1,864,379
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,335,967                 3,915             7,000,294            14,629,828
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               384,952               (1,589)           (4,894,692)           (9,536,324)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,338,005                11,765                    --            99,378,515
      Realized gains (losses) on sale of
        investments.........................             (216,338)                29,681             5,710,371            31,922,273
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             1,121,667                41,446             5,710,371           131,300,788
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               470,463                81,565           104,016,189           120,057,167
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,592,130               123,011           109,726,560           251,357,955
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,977,082  $            121,422  $        104,831,868  $        241,821,631
                                              ====================  ====================  ====================  ====================

                                                                                              BHFTI ALLIANZ
                                                                                            GLOBAL INVESTORS       BHFTI AMERICAN
                                                 AMERICAN FUNDS        BHFTI AB GLOBAL           DYNAMIC           FUNDS BALANCED
                                                  GROWTH-INCOME      DYNAMIC ALLOCATION     MULTI-ASSET PLUS         ALLOCATION
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         11,257,133  $         23,988,871  $          1,164,497  $         13,324,401
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            10,319,883            16,017,439               767,978             8,993,924
      Administrative charges................             1,576,935             4,048,168               191,943             2,169,205
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            11,896,818            20,065,607               959,921            11,163,129
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (639,685)             3,923,264               204,576             2,161,272
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            53,391,780                    --                    --            44,754,469
      Realized gains (losses) on sale of
        investments.........................            22,763,365            22,066,851               468,055             7,722,300
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            76,155,145            22,066,851               468,055            52,476,769
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            79,975,984           161,039,666             9,444,691            73,356,473
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           156,131,129           183,106,517             9,912,746           125,833,242
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        155,491,444  $        187,029,781  $         10,117,322  $        127,994,514
                                              ====================  ====================  ====================  ====================


                                                 BHFTI AMERICAN
                                                  FUNDS GROWTH         BHFTI AMERICAN
                                                   ALLOCATION           FUNDS GROWTH
                                                    DIVISION              DIVISION
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          5,652,017  $          1,574,275
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,655,069             4,033,191
      Administrative charges................             1,077,955               978,484
                                              --------------------  --------------------
        Total expenses......................             5,733,024             5,011,675
                                              --------------------  --------------------
           Net investment income (loss).....              (81,007)           (3,437,400)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            28,936,178            41,420,916
      Realized gains (losses) on sale of
        investments.........................             5,166,795            10,816,485
                                              --------------------  --------------------
           Net realized gains (losses)......            34,102,973            52,237,401
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            48,200,536            42,426,288
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            82,303,509            94,663,689
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         82,222,502  $         91,226,289
                                              ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                  BHFTI AMERICAN                               BHFTI BLACKROCK
                                                  FUNDS MODERATE        BHFTI AQR GLOBAL       GLOBAL TACTICAL
                                                    ALLOCATION            RISK BALANCED          STRATEGIES
                                                     DIVISION               DIVISION              DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          16,934,044  $         21,215,683  $         13,570,693
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................              9,677,000            12,287,994            19,872,539
      Administrative charges.................              2,329,891             3,096,755             5,018,452
                                               ---------------------  --------------------  --------------------
         Total expenses......................             12,006,891            15,384,749            24,890,991
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......              4,927,153             5,830,934          (11,320,298)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............             41,497,329            59,430,266            24,427,247
      Realized gains (losses) on sale of
         investments.........................              7,657,419          (23,752,016)             7,351,363
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......             49,154,748            35,678,250            31,778,610
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             50,457,040            59,097,981           206,006,523
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             99,611,788            94,776,231           237,785,133
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         104,538,941  $        100,607,165  $        226,464,835
                                               =====================  ====================  ====================


                                                  BHFTI BLACKROCK      BHFTI BRIGHTHOUSE     BHFTI BRIGHTHOUSE
                                                    HIGH YIELD       ASSET ALLOCATION 100      BALANCED PLUS
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             21,121  $          3,141,687  $         57,584,151
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 4,014             2,352,492            36,816,058
      Administrative charges.................                   827               556,595             9,245,628
                                               --------------------  --------------------  --------------------
         Total expenses......................                 4,841             2,909,087            46,061,686
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                16,280               232,600            11,522,465
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --            12,913,043           183,193,534
      Realized gains (losses) on sale of
         investments.........................                 2,486             2,397,100            18,281,600
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 2,486            15,310,143           201,475,134
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 5,249            30,087,720           363,045,503
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                 7,735            45,397,863           564,520,637
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             24,015  $         45,630,463  $        576,043,102
                                               ====================  ====================  ====================

                                                                       BHFTI BRIGHTHOUSE/    BHFTI BRIGHTHOUSE/
                                                 BHFTI BRIGHTHOUSE      ABERDEEN EMERGING          ARTISAN
                                                  SMALL CAP VALUE        MARKETS EQUITY         INTERNATIONAL
                                                     DIVISION               DIVISION              DIVISION
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             173,152  $            619,252  $                 29
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                173,464               569,564                    28
      Administrative charges.................                 47,381               141,359                     5
                                               ---------------------  --------------------  --------------------
         Total expenses......................                220,845               710,923                    33
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......               (47,693)              (91,671)                   (4)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                686,719                    --                    --
      Realized gains (losses) on sale of
         investments.........................                180,000               674,283                  (25)
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                866,719               674,283                  (25)
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................              1,074,488            12,750,253                   731
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              1,941,207            13,424,536                   706
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           1,893,514  $         13,332,865  $                702
                                               =====================  ====================  ====================

                                                BHFTI BRIGHTHOUSE/
                                                    EATON VANCE
                                                   FLOATING RATE
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,091,886
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               331,647
      Administrative charges.................                71,937
                                               --------------------
         Total expenses......................               403,584
                                               --------------------
           Net investment income (loss)......               688,302
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................              (10,409)
                                               --------------------
           Net realized gains (losses).......              (10,409)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................              (41,125)
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (51,534)
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            636,768
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                BHFTI BRIGHTHOUSE/                          BHFTI BRIGHTHOUSE/
                                                     FRANKLIN         BHFTI BRIGHTHOUSE/        WELLINGTON
                                                   LOW DURATION            TEMPLETON             LARGE CAP
                                                   TOTAL RETURN       INTERNATIONAL BOND         RESEARCH
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,218,012  $                 --  $          7,842,706
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               875,010                76,336             7,135,853
      Administrative charges.................               201,321                18,846               304,867
                                               --------------------  --------------------  --------------------
         Total expenses......................             1,076,331                95,182             7,440,720
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......               141,681              (95,182)               401,986
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                 2,995            27,211,621
      Realized gains (losses) on sale of
         investments.........................             (303,532)             (108,603)            23,205,576
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             (303,532)             (105,608)            50,417,197
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               210,867               118,596            89,214,450
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................              (92,665)                12,988           139,631,647
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             49,016  $           (82,194)  $        140,033,633
                                               ====================  ====================  ====================


                                                                                               BHFTI HARRIS
                                                   BHFTI CLARION      BHFTI CLEARBRIDGE           OAKMARK
                                                GLOBAL REAL ESTATE    AGGRESSIVE GROWTH        INTERNATIONAL
                                                     DIVISION             DIVISION               DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,597,193  $          4,327,509  $          8,797,273
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,284,508             5,971,186             5,526,395
      Administrative charges.................               457,509             1,250,726             1,152,526
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,742,017             7,221,912             6,678,921
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             4,855,176           (2,894,403)             2,118,352
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --                    --
      Realized gains (losses) on sale of
         investments.........................           (1,356,724)            21,644,586             6,011,613
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......           (1,356,724)            21,644,586             6,011,613
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            16,141,560            71,712,587           126,507,000
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            14,784,836            93,357,173           132,518,613
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         19,640,012  $         90,462,770  $        134,636,965
                                               ====================  ====================  ====================


                                                   BHFTI INVESCO
                                                   BALANCED-RISK          BHFTI INVESCO        BHFTI INVESCO
                                                    ALLOCATION              COMSTOCK         SMALL CAP GROWTH
                                                     DIVISION               DIVISION             DIVISION
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $         20,735,240  $              1,161  $                 --
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             5,560,675                   375               566,644
      Administrative charges.................             1,384,984                    87               109,087
                                               --------------------  --------------------  --------------------
         Total expenses......................             6,945,659                   462               675,731
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......            13,789,581                   699             (675,731)
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............            28,742,967                 1,528             5,730,768
      Realized gains (losses) on sale of
         investments.........................           (1,307,178)                   104             (467,940)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            27,435,789                 1,632             5,262,828
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             4,350,900                 4,646             6,984,538
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            31,786,689                 6,278            12,247,366
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         45,576,270  $              6,977  $         11,571,635
                                               ====================  ====================  ====================



                                                  BHFTI JPMORGAN
                                                     CORE BOND
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,415,222
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,037,427
      Administrative charges.................               243,736
                                               --------------------
         Total expenses......................             1,281,163
                                               --------------------
           Net investment income (loss)......             1,134,059
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             (156,412)
                                               --------------------
           Net realized gains (losses).......             (156,412)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................               946,145
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................               789,733
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,923,792
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                      BHFTI
                                                 JPMORGAN GLOBAL       BHFTI JPMORGAN      BHFTI LOOMIS SAYLES
                                                ACTIVE ALLOCATION      SMALL CAP VALUE       GLOBAL MARKETS
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................  $         21,268,402  $            281,254  $          1,727,928
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             8,296,782               252,684             1,282,963
      Administrative charges................             2,083,912                62,029               283,729
                                              --------------------  --------------------  ---------------------
        Total expenses......................            10,380,694               314,713             1,566,692
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....            10,887,708              (33,459)               161,236
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             1,202,912               540,917
      Realized gains (losses) on sale of
        investments.........................             4,939,898               589,565             4,440,039
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......             4,939,898             1,792,477             4,980,956
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................           102,421,518           (1,290,638)            18,870,177
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           107,361,416               501,839            23,851,133
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        118,249,124  $            468,380  $         24,012,369
                                              ====================  ====================  =====================

                                                  BHFTI METLIFE                                   BHFTI
                                                   MULTI-INDEX       BHFTI MFS RESEARCH      MORGAN STANLEY       BHFTI OPPENHEIMER
                                                  TARGETED RISK         INTERNATIONAL        MID CAP GROWTH         GLOBAL EQUITY
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         13,676,136  $          3,560,705  $            959,830  $          2,615,206
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             9,214,273             2,014,602             3,661,439             2,881,455
      Administrative charges................             2,322,087               392,290               207,399               391,968
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            11,536,360             2,406,892             3,868,838             3,273,423
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             2,139,776             1,153,813           (2,909,008)             (658,217)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            24,904,963                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................             6,017,604             1,415,099            17,261,420            13,988,566
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            30,922,567             1,415,099            17,261,420            13,988,566
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            89,709,027            43,982,063            85,780,558            65,880,609
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           120,631,594            45,397,162           103,041,978            79,869,175
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        122,771,370  $         46,550,975  $        100,132,970  $         79,210,958
                                              ====================  ====================  ====================  ====================

                                                      BHFTI                 BHFTI
                                                 PANAGORA GLOBAL       PIMCO INFLATION         BHFTI PIMCO
                                                DIVERSIFIED RISK       PROTECTED BOND         TOTAL RETURN
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          6,819,099  $         16,459,936
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               963,402             4,464,412             9,517,885
      Administrative charges................               240,831             1,011,841             2,071,081
                                              --------------------  --------------------  --------------------
        Total expenses......................             1,204,233             5,476,253            11,588,966
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....           (1,204,233)             1,342,846             4,870,970
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --             4,614,865
      Realized gains (losses) on sale of
        investments.........................               797,418           (4,187,546)           (2,672,382)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               797,418           (4,187,546)             1,942,483
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            10,637,787            12,261,154            22,817,382
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            11,435,205             8,073,608            24,759,865
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         10,230,972  $          9,416,454  $         29,630,835
                                              ====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                        BHFTI
                                                  BHFTI PYRAMIS        BHFTI SCHRODERS      BHFTI SCHRODERS          SSGA GROWTH
                                                GOVERNMENT INCOME    GLOBAL MULTI-ASSET  GLOBAL MULTI-ASSET II     AND INCOME ETF
                                                    DIVISION              DIVISION             DIVISION               DIVISION
                                              --------------------  -------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         10,602,357  $         4,381,595   $         4,082,761   $         21,216,579
                                              --------------------  -------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             4,883,339            5,468,384             3,982,333              8,680,782
      Administrative charges................             1,204,844            1,376,089               999,437              2,149,758
                                              --------------------  -------------------  ---------------------  --------------------
        Total expenses......................             6,088,183            6,844,473             4,981,770             10,830,540
                                              --------------------  -------------------  ---------------------  --------------------
           Net investment income (loss).....             4,514,174          (2,462,878)             (899,009)             10,386,039
                                              --------------------  -------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --           10,506,886                32,925              2,660,205
      Realized gains (losses) on sale of
        investments.........................           (1,575,732)            4,554,398             2,309,311              8,487,953
                                              --------------------  -------------------  ---------------------  --------------------
           Net realized gains (losses)......           (1,575,732)           15,061,284             2,342,236             11,148,158
                                              --------------------  -------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             3,534,060           54,268,929            54,207,140             95,975,484
                                              --------------------  -------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             1,958,328           69,330,213            56,549,376            107,123,642
                                              --------------------  -------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          6,472,502  $        66,867,335   $        55,650,367   $        117,509,681
                                              ====================  ===================  =====================  ====================


                                                     BHFTI          BHFTI T. ROWE PRICE   BHFTI T. ROWE PRICE     BHFTI TCW CORE
                                                SSGA GROWTH ETF       LARGE CAP VALUE       MID CAP GROWTH         FIXED INCOME
                                                   DIVISION              DIVISION              DIVISION              DIVISION
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         3,177,541  $             11,034  $                 --  $              4,587
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            1,527,498                 5,182             5,087,542                 3,167
      Administrative charges................              359,332                 1,017             1,008,933                   473
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            1,886,830                 6,199             6,096,475                 3,640
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            1,290,711                 4,835           (6,096,475)                   947
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            1,597,960                46,455            42,760,777                   410
      Realized gains (losses) on sale of
        investments.........................            1,418,181                 2,286             6,958,987                 (541)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            3,016,141                48,741            49,719,764                 (131)
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           20,976,065                23,850            57,760,642                 3,477
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           23,992,206                72,591           107,480,406                 3,346
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        25,282,917  $             77,426  $        101,383,931  $              4,293
                                              ===================  ====================  ====================  ====================

                                                  BHFTI VICTORY         BHFTI WELLS
                                                    SYCAMORE        CAPITAL MANAGEMENT
                                                  MID CAP VALUE        MID CAP VALUE
                                                    DIVISION             DIVISION
                                              -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         4,191,952  $             3,481
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            4,517,301                3,565
      Administrative charges................              741,310                  728
                                              -------------------  -------------------
        Total expenses......................            5,258,611                4,293
                                              -------------------  -------------------
           Net investment income (loss).....          (1,066,659)                (812)
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                   --
      Realized gains (losses) on sale of
        investments.........................            5,902,965                  530
                                              -------------------  -------------------
           Net realized gains (losses)......            5,902,965                  530
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           28,563,919               30,168
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           34,466,884               30,698
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        33,400,225  $            29,886
                                              ===================  ===================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                      BHFTII
                                                  BAILLIE GIFFORD      BHFTII BLACKROCK       BHFTII BLACKROCK
                                                INTERNATIONAL STOCK       BOND INCOME       CAPITAL APPRECIATION
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,503,298  $         13,926,733  $              14,506
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,500,755             4,996,227              1,835,629
      Administrative charges.................               159,849               874,309                430,358
                                               --------------------  --------------------  ---------------------
         Total expenses......................             1,660,604             5,870,536              2,265,987
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (157,306)             8,056,197            (2,251,481)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                    --              4,271,040
      Realized gains (losses) on sale of
         investments.........................             2,005,558             (462,981)              8,492,979
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             2,005,558             (462,981)             12,764,019
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................            36,135,010             4,619,528             38,506,910
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................            38,140,568             4,156,547             51,270,929
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         37,983,262  $         12,212,744  $          49,019,448
                                               ====================  ====================  =====================


                                                 BHFTII BLACKROCK
                                                    ULTRA-SHORT        BHFTII BRIGHTHOUSE     BHFTII BRIGHTHOUSE
                                                     TERM BOND         ASSET ALLOCATION 20    ASSET ALLOCATION 40
                                                     DIVISION               DIVISION               DIVISION
                                               ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              65,123  $           8,861,047  $          23,516,679
                                               ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                617,895              4,447,990             12,218,994
      Administrative charges.................                147,639              1,002,750              2,817,187
                                               ---------------------  ---------------------  ---------------------
         Total expenses......................                765,534              5,450,740             15,036,181
                                               ---------------------  ---------------------  ---------------------
           Net investment income (loss)......              (700,411)              3,410,307              8,480,498
                                               ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                  1,207              6,819,590             36,611,496
      Realized gains (losses) on sale of
         investments.........................                 58,860            (1,094,535)              9,133,035
                                               ---------------------  ---------------------  ---------------------
           Net realized gains (losses).......                 60,067              5,725,055             45,744,531
                                               ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                266,651             14,237,838             51,406,697
                                               ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                326,718             19,962,893             97,151,228
                                               ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (373,693)  $          23,373,200  $         105,631,726
                                               =====================  =====================  =====================


                                                                                             BHFTII BRIGHTHOUSE/
                                                BHFTII BRIGHTHOUSE    BHFTII BRIGHTHOUSE           ARTISAN
                                                ASSET ALLOCATION 60   ASSET ALLOCATION 80       MID CAP VALUE
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $         68,390,224  $         29,516,416  $           1,327,431
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            39,960,762            19,167,874              2,461,356
      Administrative charges.................             9,357,193             4,321,536                384,943
                                               --------------------  --------------------  ---------------------
         Total expenses......................            49,317,955            23,489,410              2,846,299
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......            19,072,269             6,027,006            (1,518,868)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............           156,020,875           103,285,226                     --
      Realized gains (losses) on sale of
         investments.........................            48,580,004            32,406,446              3,525,345
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           204,600,879           135,691,672              3,525,345
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           267,993,873           165,033,962             22,185,986
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................           472,594,752           300,725,634             25,711,331
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        491,667,021  $        306,752,640  $          24,192,463
                                               ====================  ====================  =====================

                                                BHFTII BRIGHTHOUSE/
                                                    DIMENSIONAL
                                                   INTERNATIONAL
                                                   SMALL COMPANY
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            173,380
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                90,551
      Administrative charges.................                22,000
                                               --------------------
         Total expenses......................               112,551
                                               --------------------
           Net investment income (loss)......                60,829
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               399,373
      Realized gains (losses) on sale of
         investments.........................              (16,671)
                                               --------------------
           Net realized gains (losses).......               382,702
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             1,781,452
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................             2,164,154
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          2,224,983
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                     BHFTII BRIGHTHOUSE/
                                                                         WELLINGTON              BHFTII
                                               BHFTII BRIGHTHOUSE/       CORE EQUITY            FRONTIER               BHFTII
                                               WELLINGTON BALANCED      OPPORTUNITIES        MID CAP GROWTH        JENNISON GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         11,390,649  $          7,873,709  $                 --  $            236,094
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,369,974             5,863,584             5,799,940             1,972,422
      Administrative charges................               215,028             1,194,986               220,450               388,036
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             7,585,002             7,058,570             6,020,390             2,360,458
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             3,805,647               815,139           (6,020,390)           (2,124,364)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            14,512,267            21,033,103            11,730,859            13,201,345
      Realized gains (losses) on sale of
        investments.........................             8,536,923             2,278,108            14,696,992             4,996,124
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            23,049,190            23,311,211            26,427,851            18,197,469
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            50,501,388            66,394,541            82,851,733            39,899,960
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            73,550,578            89,705,752           109,279,584            58,097,429
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         77,356,225  $         90,520,891  $        103,259,194  $         55,973,065
                                              ====================  ====================  ====================  ====================


                                                     BHFTII                BHFTII
                                                  LOOMIS SAYLES         LOOMIS SAYLES        BHFTII METLIFE
                                                 SMALL CAP CORE       SMALL CAP GROWTH    AGGREGATE BOND INDEX
                                                    DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            253,376  $                 --  $         31,467,018
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,892,596               549,962            11,958,717
      Administrative charges................               370,239                83,444             2,460,786
                                              --------------------  --------------------  --------------------
        Total expenses......................             2,262,835               633,406            14,419,503
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....           (2,009,459)             (633,406)            17,047,515
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            12,234,789             2,441,088                    --
      Realized gains (losses) on sale of
        investments.........................             3,661,714             1,064,149             (759,983)
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......            15,896,503             3,505,237             (759,983)
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             9,390,051             8,668,646             3,486,073
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            25,286,554            12,173,883             2,726,090
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         23,277,095  $         11,540,477  $         19,773,605
                                              ====================  ====================  ====================



                                                  BHFTII METLIFE        BHFTII METLIFE        BHFTII METLIFE
                                                MID CAP STOCK INDEX     MSCI EAFE INDEX     RUSSELL 2000 INDEX
                                                     DIVISION              DIVISION              DIVISION
                                              ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          6,956,971   $         13,254,121  $          3,981,609
                                              ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             6,009,587              5,414,911             3,894,148
      Administrative charges................             1,033,622              1,017,318               602,354
                                              ---------------------  --------------------  --------------------
        Total expenses......................             7,043,209              6,432,229             4,496,502
                                              ---------------------  --------------------  --------------------
           Net investment income (loss).....              (86,238)              6,821,892             (514,893)
                                              ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            35,880,387                     --            14,745,210
      Realized gains (losses) on sale of
        investments.........................            18,150,269              9,980,536            13,534,466
                                              ---------------------  --------------------  --------------------
           Net realized gains (losses)......            54,030,656              9,980,536            28,279,676
                                              ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            22,260,577             90,321,216            17,271,752
                                              ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            76,291,233            100,301,752            45,551,428
                                              ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         76,204,995   $        107,123,644  $         45,036,535
                                              =====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                BHFTII METLIFE          BHFTII MFS                                    BHFTII
                                                  STOCK INDEX          TOTAL RETURN        BHFTII MFS VALUE        MFS VALUE II
                                                   DIVISION              DIVISION              DIVISION              DIVISION
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        51,946,901  $          3,500,799  $          9,754,571  $          6,150,302
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................           34,454,808             1,487,523             5,539,994             2,634,870
      Administrative charges................            3,802,660               279,788               955,348               561,948
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................           38,257,468             1,767,311             6,495,342             3,196,818
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....           13,689,433             1,733,488             3,259,229             2,953,484
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           87,524,035             7,688,246            31,265,449                    --
      Realized gains (losses) on sale of
        investments.........................          133,730,307             3,640,961             5,372,305           (3,510,786)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......          221,254,342            11,329,207            36,637,754           (3,510,786)
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          326,468,528             2,085,703            37,801,662            15,257,924
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          547,722,870            13,414,910            74,439,416            11,747,138
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       561,412,303  $         15,148,398  $         77,698,645  $         14,700,622
                                              ===================  ====================  ====================  ====================


                                                     BHFTII                BHFTII                BHFTII                BHFTII
                                                NEUBERGER BERMAN        T. ROWE PRICE         T. ROWE PRICE        VAN ECK GLOBAL
                                                     GENESIS          LARGE CAP GROWTH      SMALL CAP GROWTH      NATURAL RESOURCES
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            895,527  $            864,968  $            822,129  $                --
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             3,389,224             6,043,287             4,832,623              343,913
      Administrative charges................               437,314             1,004,831               613,001               86,352
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................             3,826,538             7,048,118             5,445,624              430,265
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....           (2,931,011)           (6,183,150)           (4,623,495)            (430,265)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            25,078,145            33,986,126            26,937,547                   --
      Realized gains (losses) on sale of
        investments.........................            11,550,263            12,730,206            12,223,472            (798,339)
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......            36,628,408            46,716,332            39,161,019            (798,339)
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................             7,109,136           112,964,163            50,456,480            1,025,927
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................            43,737,544           159,680,495            89,617,499              227,588
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         40,806,533  $        153,497,345  $         84,994,004  $         (202,677)
                                              ====================  ====================  ====================  ===================

                                                 BHFTII WESTERN
                                                ASSET MANAGEMENT      BHFTII WESTERN
                                                 STRATEGIC BOND      ASSET MANAGEMENT
                                                  OPPORTUNITIES       U.S. GOVERNMENT
                                                    DIVISION             DIVISION
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $        20,145,083  $          4,039,369
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            5,599,013             1,715,854
      Administrative charges................            1,087,340               355,920
                                              -------------------  --------------------
        Total expenses......................            6,686,353             2,071,774
                                              -------------------  --------------------
           Net investment income (loss).....           13,458,730             1,967,595
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --
      Realized gains (losses) on sale of
        investments.........................            4,574,266             (544,768)
                                              -------------------  --------------------
           Net realized gains (losses)......            4,574,266             (544,768)
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           16,325,415             (649,450)
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           20,899,681           (1,194,218)
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        34,358,411  $            773,377
                                              ===================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BLACKROCK              CALVERT VP            CALVERT VP
                                             GLOBAL ALLOCATION V.I.       SRI BALANCED           SRI MID CAP
                                                    DIVISION                DIVISION              DIVISION
                                             ----------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................   $                 982  $           1,029,677  $              60,058
                                             ----------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                   4,351                564,695                 88,328
      Administrative charges...............                     554                 37,836                     --
                                             ----------------------  ---------------------  ---------------------
         Total expenses....................                   4,905                602,531                 88,328
                                             ----------------------  ---------------------  ---------------------
           Net investment income (loss)....                 (3,923)                427,146               (28,270)
                                             ----------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   1,106                524,022                     --
      Realized gains (losses) on sale of
         investments.......................                   8,121                878,602                 43,582
                                             ----------------------  ---------------------  ---------------------
           Net realized gains (losses).....                   9,227              1,402,624                 43,582
                                             ----------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                  40,371              3,490,565                924,637
                                             ----------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  49,598              4,893,189                968,219
                                             ----------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........   $              45,675  $           5,320,335  $             939,949
                                             ======================  =====================  =====================

                                                 DELAWARE VIP           FIDELITY VIP            FIDELITY VIP
                                                SMALL CAP VALUE          CONTRAFUND             EQUITY-INCOME
                                                   DIVISION               DIVISION                DIVISION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $                 327  $               6,931  $           1,304,487
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                    273                  8,208                742,616
      Administrative charges...............                     33                  1,013                 54,796
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                    306                  9,221                797,412
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                     21                (2,290)                507,075
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  1,315                 61,147              1,647,347
      Realized gains (losses) on sale of
         investments.......................                  2,703                 69,051                501,609
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                  4,018                130,198              2,148,956
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                (1,043)                 67,138              6,057,345
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                  2,975                197,336              8,206,301
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $               2,996  $             195,046  $           8,713,376
                                             =====================  =====================  =====================

                                                 FIDELITY VIP           FIDELITY VIP            FIDELITY VIP
                                                 FREEDOM 2020           FREEDOM 2025            FREEDOM 2030
                                                   DIVISION               DIVISION                DIVISION
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $              15,289  $               9,829  $              32,839
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 10,551                  9,046                 27,152
      Administrative charges...............                  1,318                  1,127                  3,392
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                 11,869                 10,173                 30,544
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                  3,420                  (344)                  2,295
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 47,567                 37,442                130,038
      Realized gains (losses) on sale of
         investments.......................                 41,338                 82,817                134,539
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                 88,905                120,259                264,577
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................                100,067                 67,331                341,834
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                188,972                187,590                606,411
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $             192,392  $             187,246  $             608,706
                                             =====================  =====================  =====================

                                                  FIDELITY VIP
                                                  FREEDOM 2040
                                                    DIVISION
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $               4,678
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  3,615
      Administrative charges...............                    451
                                             ---------------------
         Total expenses....................                  4,066
                                             ---------------------
           Net investment income (loss)....                    612
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 12,887
      Realized gains (losses) on sale of
         investments.......................                  7,389
                                             ---------------------
           Net realized gains (losses).....                 20,276
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................                 67,940
                                             ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments....................                 88,216
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $              88,828
                                             =====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2050        FUNDSMANAGER 50%      FUNDSMANAGER 60%
                                                     DIVISION              DIVISION              DIVISION
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              2,327  $          3,539,016  $           3,024,425
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 1,694             6,006,381              5,599,729
      Administrative charges.................                   211                    --                     --
                                               --------------------  --------------------  ---------------------
         Total expenses......................                 1,905             6,006,381              5,599,729
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                   422           (2,467,365)            (2,575,304)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 7,603             1,905,754              6,070,174
      Realized gains (losses) on sale of
         investments.........................                 7,422             2,079,370              6,815,095
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......                15,025             3,985,124             12,885,269
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                27,522            34,017,799             29,289,392
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                42,547            38,002,923             42,174,661
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             42,969  $         35,535,558  $          39,599,357
                                               ====================  ====================  =====================

                                                   FIDELITY VIP                                 FIDELITY VIP
                                                 GOVERNMENT MONEY                             INVESTMENT GRADE
                                                      MARKET          FIDELITY VIP GROWTH           BOND
                                                     DIVISION              DIVISION               DIVISION
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             37,350  $             203,815  $            255,049
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                53,276                882,670               105,632
      Administrative charges.................                    --                     --                    --
                                               --------------------  ---------------------  --------------------
         Total expenses......................                53,276                882,670               105,632
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......              (15,926)              (678,855)               149,417
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --              6,767,431                54,171
      Realized gains (losses) on sale of
         investments.........................                    --              4,935,259                 1,426
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                    --             11,702,690                55,597
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                    --             15,803,560               167,272
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                    --             27,506,250               222,869
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           (15,926)  $          26,827,395  $            372,286
                                               ====================  =====================  ====================

                                                                        FTVIPT TEMPLETON
                                                    FIDELITY VIP           DEVELOPING          FTVIPT TEMPLETON
                                                       MID CAP             MARKETS VIP            FOREIGN VIP
                                                      DIVISION              DIVISION               DIVISION
                                               ---------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               3,164  $               1,833  $                 39
                                               ---------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                  5,174                  1,365                    12
      Administrative charges.................                    645                    170                    --
                                               ---------------------  ---------------------  --------------------
         Total expenses......................                  5,819                  1,535                    12
                                               ---------------------  ---------------------  --------------------
           Net investment income (loss)......                (2,655)                    298                    27
                                               ---------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 30,306                     --                    --
      Realized gains (losses) on sale of
         investments.........................                 13,416                 38,407                   209
                                               ---------------------  ---------------------  --------------------
           Net realized gains (losses).......                 43,722                 38,407                   209
                                               ---------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 74,905                 23,352                    12
                                               ---------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                118,627                 61,759                   221
                                               ---------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             115,972  $              62,057  $                248
                                               =====================  =====================  ====================


                                                   IVY VIP ASSET
                                                     STRATEGY
                                                     DIVISION
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $                 42
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                    28
      Administrative charges.................                     5
                                               --------------------
         Total expenses......................                    33
                                               --------------------
           Net investment income (loss)......                     9
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................                  (67)
                                               --------------------
           Net realized gains (losses).......                  (67)
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                   477
                                               --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments......................                   410
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $                419
                                               ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                           LMPVET                LMPVET                LMPVET
                                                 JANUS HENDERSON    CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   ENTERPRISE           APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                    DIVISION              DIVISION              DIVISION              DIVISION
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                206  $                543  $                979  $              1,080
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 1,518                   339                   512                 4,411
      Administrative charges................                   189                    41                    63                   547
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                 1,707                   380                   575                 4,958
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               (1,501)                   163                   404               (3,878)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 9,431                 1,562                    --                27,929
      Realized gains (losses) on sale of
        investments.........................                17,052                    76                   962                13,595
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                26,483                 1,638                   962                41,524
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                20,550                 5,404                 9,356                83,444
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                47,033                 7,042                10,318               124,968
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             45,532  $              7,205  $             10,722  $            121,090
                                              ====================  ====================  ====================  ====================

                                                     LMPVET
                                              CLEARBRIDGE VARIABLE      LMPVIT WESTERN      MORGAN STANLEY VIF
                                                SMALL CAP GROWTH        ASSET CORE PLUS    GLOBAL INFRASTRUCTURE
                                                    DIVISION               DIVISION              DIVISION
                                              ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................   $                 --  $              4,845  $              1,417
                                              ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    260                 1,135                   688
      Administrative charges................                     32                   141                   151
                                              ---------------------  --------------------  ---------------------
        Total expenses......................                    292                 1,276                   839
                                              ---------------------  --------------------  ---------------------
           Net investment income (loss).....                  (292)                 3,569                   578
                                              ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    554                    --                 3,083
      Realized gains (losses) on sale of
        investments.........................                  3,202                 (476)                  (92)
                                              ---------------------  --------------------  ---------------------
           Net realized gains (losses)......                  3,756                 (476)                 2,991
                                              ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                  3,359                 3,912                 3,316
                                              ---------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                  7,115                 3,436                 6,307
                                              ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $              6,823  $              7,005  $              6,885
                                              =====================  ====================  =====================

                                               OPPENHEIMER GLOBAL         PIMCO VIT             PIMCO VIT
                                               MULTI-ALTERNATIVES    COMMODITYREALRETURN    EMERGING MARKETS
                                                     FUND/VA              STRATEGY                BOND
                                                  DIVISION (A)            DIVISION              DIVISION
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 28  $              5,420  $              3,375
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                    86                   583                   771
      Administrative charges................                    20                   121                   173
                                              --------------------  --------------------  --------------------
        Total expenses......................                   106                   704                   944
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                  (78)                 4,716                 2,431
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................                    --               (2,033)                   499
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......                    --               (2,033)                   499
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                  (97)               (1,763)                 2,731
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                  (97)               (3,796)                 3,230
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              (175)  $                920  $              5,661
                                              ====================  ====================  ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                  TAP 1919 VARIABLE
                                                                                               PIMCO VIT         SOCIALLY RESPONSIVE
                                                                                          UNCONSTRAINED BOND          BALANCED
                                                                                               DIVISION               DIVISION
                                                                                         --------------------   --------------------
INVESTMENT INCOME:
      Dividends......................................................................    $              1,708   $                267
                                                                                         --------------------   --------------------
EXPENSES:
      Mortality and expense risk and
         other charges...............................................................                   1,353                    162
      Administrative charges.........................................................                     298                     17
                                                                                         --------------------   --------------------
         Total expenses..............................................................                   1,651                    179
                                                                                         --------------------   --------------------
           Net investment income (loss)..............................................                      57                     88
                                                                                         --------------------   --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions....................................................                      --                  1,816
      Realized gains (losses) on sale of
         investments.................................................................                     193                     94
                                                                                         --------------------   --------------------
           Net realized gains (losses)...............................................                     193                  1,910
                                                                                         --------------------   --------------------
      Change in unrealized gains (losses)
         on investments..............................................................                   3,635                    981
                                                                                         --------------------   --------------------
      Net realized and change in
         unrealized gains (losses)
         on investments..............................................................                   3,828                  2,891
                                                                                         --------------------   --------------------
      Net increase (decrease) in net assets
         resulting from operations...................................................    $              3,885   $              2,979
                                                                                         ====================   ====================

(a) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                             AMERICAN FUNDS BOND              AMERICAN FUNDS GLOBAL GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017             2016 (a)
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         384,952  $         196,723  $         (1,589)  $           1,502
   Net realized gains (losses).....          1,121,667            163,755             41,446             13,516
   Change in unrealized gains
     (losses) on investments.......            470,463            946,304             81,565           (12,908)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,977,082          1,306,782            121,422              2,110
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,996,059          2,631,771             50,854            549,208
   Net transfers (including fixed
     account)......................          3,944,388          6,558,700           (15,899)              5,813
   Contract charges................          (431,156)          (445,194)                 --                 --
   Transfers for Contract benefits
     and terminations..............       (11,068,529)       (11,370,870)          (335,503)            (4,256)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (5,559,238)        (2,625,593)          (300,548)            550,765
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (3,582,156)        (1,318,811)          (179,126)            552,875
NET ASSETS:
   Beginning of year...............         92,324,388         93,643,199            552,875                 --
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      88,742,232  $      92,324,388  $         373,749  $         552,875
                                     =================  =================  =================  =================

                                         AMERICAN FUNDS GLOBAL SMALL
                                               CAPITALIZATION                     AMERICAN FUNDS GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ----------------------------------
                                           2017               2016               2017              2016
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (4,894,692)  $     (5,610,241)  $    (9,536,324)  $    (6,230,622)
   Net realized gains (losses).....          5,710,371         87,543,897       131,300,788       101,772,025
   Change in unrealized gains
     (losses) on investments.......        104,016,189       (79,033,058)       120,057,167      (23,335,601)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        104,831,868          2,900,598       241,821,631        72,205,802
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          9,244,131         12,720,416        19,867,658        24,935,243
   Net transfers (including fixed
     account)......................       (16,771,071)       (12,871,220)      (30,326,526)      (36,542,707)
   Contract charges................        (2,106,440)        (2,155,474)       (2,902,347)       (2,907,666)
   Transfers for Contract benefits
     and terminations..............       (52,583,670)       (39,637,317)     (120,135,425)      (92,134,463)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (62,217,050)       (41,943,595)     (133,496,640)     (106,649,593)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         42,614,818       (39,042,997)       108,324,991      (34,443,791)
NET ASSETS:
   Beginning of year...............        458,931,633        497,974,630       963,320,699       997,764,490
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $     501,546,451  $     458,931,633  $  1,071,645,690  $    963,320,699
                                     =================  =================  ================  ================

                                                                                     BHFTI AB GLOBAL
                                         AMERICAN FUNDS GROWTH-INCOME              DYNAMIC ALLOCATION
                                                   DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                            2017              2016               2017               2016
                                      ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (639,685)  $        169,916  $       3,923,264  $       5,697,109
   Net realized gains (losses).....         76,155,145        97,857,020         22,066,851         23,079,124
   Change in unrealized gains
     (losses) on investments.......         79,975,984      (24,296,682)        161,039,666          8,961,217
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        155,491,444        73,730,254        187,029,781         37,737,450
                                      ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         13,204,987        20,917,959          3,110,336         52,855,344
   Net transfers (including fixed
     account)......................       (18,279,377)      (17,540,591)       (31,331,679)         10,793,534
   Contract charges................        (3,039,925)       (3,025,641)       (22,286,388)       (22,124,330)
   Transfers for Contract benefits
     and terminations..............      (100,026,191)      (73,162,399)       (96,085,886)       (79,782,569)
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (108,140,506)      (72,810,672)      (146,593,617)       (38,258,021)
                                      ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         47,350,938           919,582         40,436,164          (520,571)
NET ASSETS:
   Beginning of year...............        798,505,698       797,586,116      1,594,255,019      1,594,775,590
                                      ----------------  ----------------  -----------------  -----------------
   End of year.....................   $    845,856,636  $    798,505,698  $   1,634,691,183  $   1,594,255,019
                                      ================  ================  =================  =================

                                             BHFTI ALLIANZ GLOBAL
                                      INVESTORS DYNAMIC MULTI-ASSET PLUS
                                                   DIVISION
                                     ------------------------------------
                                            2017               2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         204,576  $       (848,408)
   Net realized gains (losses).....            468,055           (22,823)
   Change in unrealized gains
     (losses) on investments.......          9,444,691          1,511,246
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         10,117,322            640,015
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            629,475         15,409,284
   Net transfers (including fixed
     account)......................           (39,705)          5,207,836
   Contract charges................        (1,016,610)          (808,405)
   Transfers for Contract benefits
     and terminations..............        (4,432,644)        (3,065,056)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (4,859,484)         16,743,659
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          5,257,838         17,383,674
NET ASSETS:
   Beginning of year...............         74,463,734         57,080,060
                                     -----------------  -----------------
   End of year.....................  $      79,721,572  $      74,463,734
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTI AMERICAN FUNDS                 BHFTI AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      2,161,272  $       3,089,928  $        (81,007)  $        183,845
   Net realized gains (losses).....        52,476,769         71,519,425         34,102,973        43,416,413
   Change in unrealized gains
     (losses) on investments.......        73,356,473       (21,697,985)         48,200,536      (13,270,190)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       127,994,514         52,911,368         82,222,502        30,330,068
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........        11,422,860         38,118,283          8,610,277        15,430,113
   Net transfers (including fixed
     account)......................        25,042,409         20,318,842         11,413,137         4,924,398
   Contract charges................       (8,727,976)        (8,224,852)        (3,885,811)       (3,792,428)
   Transfers for Contract benefits
     and terminations..............      (90,792,139)       (50,594,528)       (42,157,439)      (28,198,194)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (63,054,846)          (382,255)       (26,019,836)      (11,636,111)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        64,939,668         52,529,113         56,202,666        18,693,957
NET ASSETS:
   Beginning of year...............       854,544,975        802,015,862        423,353,677       404,659,720
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    919,484,643  $     854,544,975  $     479,556,343  $    423,353,677
                                     ================  =================  =================  ================

                                                                                  BHFTI AMERICAN FUNDS
                                          BHFTI AMERICAN FUNDS GROWTH              MODERATE ALLOCATION
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (3,437,400)  $     (3,580,254)  $       4,927,153  $      6,093,952
   Net realized gains (losses).....         52,237,401         97,324,652         49,154,748        64,050,111
   Change in unrealized gains
     (losses) on investments.......         42,426,288       (65,461,842)         50,457,040      (17,869,095)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         91,226,289         28,282,556        104,538,941        52,274,968
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,129,754         10,759,311         10,177,061        36,929,884
   Net transfers (including fixed
     account)......................       (25,716,039)       (11,394,582)          3,134,194         2,297,892
   Contract charges................        (3,188,196)        (3,190,870)        (9,339,391)       (9,322,030)
   Transfers for Contract benefits
     and terminations..............       (41,399,596)       (21,764,807)      (102,656,211)      (75,045,852)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (67,174,077)       (25,590,948)       (98,684,347)      (45,140,106)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         24,052,212          2,691,608          5,854,594         7,134,862
NET ASSETS:
   Beginning of year...............        371,921,161        369,229,553        943,720,963       936,586,101
                                      ----------------  -----------------  -----------------  ----------------
   End of year.....................   $    395,973,373  $     371,921,161  $     949,575,557  $    943,720,963
                                      ================  =================  =================  ================

                                                                                 BHFTI BLACKROCK GLOBAL
                                       BHFTI AQR GLOBAL RISK BALANCED              TACTICAL STRATEGIES
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ----------------------------------
                                            2017              2016               2017              2016
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       5,830,934  $    (16,041,659)  $   (11,320,298)  $      4,316,440
   Net realized gains (losses).....         35,678,250       (26,638,265)        31,778,610       164,147,748
   Change in unrealized gains
     (losses) on investments.......         59,097,981        137,418,418       206,006,523     (105,157,857)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        100,607,165         94,738,494       226,464,835        63,306,331
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,112,964         17,844,850         4,650,432        61,761,501
   Net transfers (including fixed
     account)......................       (37,092,178)       (42,679,138)      (41,699,688)      (15,769,304)
   Contract charges................       (17,688,004)       (18,428,361)      (27,693,575)      (27,583,084)
   Transfers for Contract benefits
     and terminations..............       (78,640,645)       (65,774,795)     (121,604,856)      (96,366,908)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (131,307,863)      (109,037,444)     (186,347,687)      (77,957,795)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (30,700,698)       (14,298,950)        40,117,148      (14,651,464)
NET ASSETS:
   Beginning of year...............      1,265,046,973      1,279,345,923     1,989,443,856     2,004,095,320
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $   1,234,346,275  $   1,265,046,973  $  2,029,561,004  $  1,989,443,856
                                     =================  =================  ================  ================


                                         BHFTI BLACKROCK HIGH YIELD
                                                  DIVISION
                                     ------------------------------------
                                            2017              2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          16,280  $           9,937
   Net realized gains (losses).....              2,486            (3,191)
   Change in unrealized gains
     (losses) on investments.......              5,249             18,696
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             24,015             25,442
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             30,972             99,390
   Net transfers (including fixed
     account)......................             95,204             43,805
   Contract charges................               (83)               (37)
   Transfers for Contract benefits
     and terminations..............           (67,535)            (9,847)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......             58,558            133,311
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............             82,573            158,753
NET ASSETS:
   Beginning of year...............            331,029            172,276
                                     -----------------  -----------------
   End of year.....................  $         413,602  $         331,029
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                BHFTI BRIGHTHOUSE                           BHFTI
                                              ASSET ALLOCATION 100                BRIGHTHOUSE BALANCED PLUS
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         232,600  $       2,428,498  $      11,522,465  $      55,636,140
   Net realized gains (losses)......         15,310,143         27,951,625        201,475,134         39,415,780
   Change in unrealized gains
     (losses) on investments........         30,087,720       (14,456,236)        363,045,503        136,945,140
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         45,630,463         15,923,887        576,043,102        231,997,060
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          9,231,079         10,910,761         12,656,717        152,319,948
   Net transfers (including fixed
     account).......................        (1,120,771)        (3,584,705)         89,765,898         30,594,902
   Contract charges.................          (497,424)          (485,593)       (48,907,654)       (45,057,418)
   Transfers for Contract benefits
     and terminations...............       (23,297,723)       (18,297,668)      (236,195,782)      (166,580,278)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (15,684,839)       (11,457,205)      (182,680,821)       (28,722,846)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         29,945,624          4,466,682        393,362,281        203,274,214
NET ASSETS:
   Beginning of year................        218,682,416        214,215,734      3,476,074,955      3,272,800,741
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     248,628,040  $     218,682,416  $   3,869,437,236  $   3,476,074,955
                                      =================  =================  =================  =================

                                                     BHFTI                      BHFTI BRIGHTHOUSE/ABERDEEN
                                          BRIGHTHOUSE SMALL CAP VALUE             EMERGING MARKETS EQUITY
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (47,693)  $        (17,574)  $        (91,671)  $       (148,030)
   Net realized gains (losses)......            866,719            292,455            674,283          (617,380)
   Change in unrealized gains
     (losses) on investments........          1,074,488          4,130,404         12,750,253          6,099,705
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          1,893,514          4,405,285         13,332,865          5,334,295
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            934,909          1,011,288            448,813            993,148
   Net transfers (including fixed
     account).......................            (5,314)          (835,463)          (923,938)        (1,367,692)
   Contract charges.................           (39,495)           (38,066)          (487,852)          (487,772)
   Transfers for Contract benefits
     and terminations...............        (1,719,493)        (1,146,340)        (5,467,540)        (2,469,245)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          (829,393)        (1,008,581)        (6,430,517)        (3,331,561)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,064,121          3,396,704          6,902,348          2,002,734
NET ASSETS:
   Beginning of year................         18,727,164         15,330,460         51,521,589         49,518,855
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      19,791,285  $      18,727,164  $      58,423,937  $      51,521,589
                                      =================  =================  =================  =================

                                           BHFTI BRIGHTHOUSE/ARTISAN              BHFTI BRIGHTHOUSE/EATON
                                                 INTERNATIONAL                      VANCE FLOATING RATE
                                                   DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             (4)  $            (10)  $         688,302  $         514,735
   Net realized gains (losses)......               (25)               (60)           (10,409)          (133,550)
   Change in unrealized gains
     (losses) on investments........                731              (228)           (41,125)          1,184,560
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                702              (298)            636,768          1,565,745
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                 --                 --            204,827          1,804,276
   Net transfers (including fixed
     account).......................              (276)                431          5,154,344          4,698,343
   Contract charges.................                 --                 --           (79,844)           (76,126)
   Transfers for Contract benefits
     and terminations...............              (263)              (399)        (2,767,183)        (1,439,666)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......              (539)                 32          2,512,144          4,986,827
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............                163              (266)          3,148,912          6,552,572
NET ASSETS:
   Beginning of year................              2,647              2,913         26,476,747         19,924,175
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $           2,810  $           2,647  $      29,625,659  $      26,476,747
                                      =================  =================  =================  =================

                                           BHFTI BRIGHTHOUSE/FRANKLIN
                                            LOW DURATION TOTAL RETURN
                                                    DIVISION
                                      ------------------------------------
                                             2017               2016
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         141,681  $       1,359,414
   Net realized gains (losses)......          (303,532)          (646,544)
   Change in unrealized gains
     (losses) on investments........            210,867            753,695
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             49,016          1,466,565
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            815,703          2,490,528
   Net transfers (including fixed
     account).......................         12,563,661          2,323,733
   Contract charges.................          (644,029)          (668,115)
   Transfers for Contract benefits
     and terminations...............       (10,845,648)        (8,785,433)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          1,889,687        (4,639,287)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,938,703        (3,172,722)
NET ASSETS:
   Beginning of year................         82,027,391         85,200,113
                                      -----------------  -----------------
   End of year......................  $      83,966,094  $      82,027,391
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                              INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                   DIVISION                             DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017             2016 (b)
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (95,182)  $        (94,461)  $         401,986  $       9,754,201
   Net realized gains (losses).....          (105,608)          (140,382)         50,417,197         61,232,445
   Change in unrealized gains
     (losses) on investments.......            118,596            212,506         89,214,450       (21,679,601)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           (82,194)           (22,337)        140,033,633         49,307,045
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........             50,180             81,436          7,747,770          9,084,499
   Net transfers (including fixed
     account)......................            456,036            397,532       (14,456,561)       (17,461,131)
   Contract charges................           (86,627)           (89,871)          (719,905)          (750,531)
   Transfers for Contract benefits
     and terminations..............          (678,345)          (413,815)       (72,009,635)       (60,659,875)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          (258,756)           (24,718)       (79,438,331)       (69,787,038)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (340,950)           (47,055)         60,595,302       (20,479,993)
NET ASSETS:
   Beginning of year...............          7,790,764          7,837,819        703,695,885        724,175,878
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $       7,449,814  $       7,790,764  $     764,291,187  $     703,695,885
                                     =================  =================  =================  =================

                                                    BHFTI                           BHFTI CLEARBRIDGE
                                         CLARION GLOBAL REAL ESTATE                 AGGRESSIVE GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,855,176  $       1,879,309  $     (2,894,403)  $     (4,670,514)
   Net realized gains (losses).....        (1,356,724)        (1,406,958)         21,644,586         11,263,135
   Change in unrealized gains
     (losses) on investments.......         16,141,560          (743,010)         71,712,587            310,485
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         19,640,012          (270,659)         90,462,770          6,903,106
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          4,750,240          7,385,884         10,572,734         17,056,798
   Net transfers (including fixed
     account)......................        (1,232,426)          1,082,053       (19,034,767)       (33,073,370)
   Contract charges................          (931,391)        (1,014,736)        (3,562,761)        (3,727,339)
   Transfers for Contract benefits
     and terminations..............       (23,958,730)       (20,458,485)       (59,675,536)       (45,410,709)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (21,372,307)       (13,005,284)       (71,700,330)       (65,154,620)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,732,295)       (13,275,943)         18,762,440       (58,251,514)
NET ASSETS:
   Beginning of year...............        220,012,334        233,288,277        556,843,925        615,095,439
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     218,280,039  $     220,012,334  $     575,606,365  $     556,843,925
                                     =================  =================  =================  =================

                                            BHFTI HARRIS OAKMARK                      BHFTI INVESCO
                                                INTERNATIONAL                   BALANCED-RISK ALLOCATION
                                                  DIVISION                              DIVISION
                                     ------------------------------------  ------------------------------------
                                           2017               2016               2017               2016
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       2,118,352  $       4,273,674  $      13,789,581  $     (5,389,838)
   Net realized gains (losses).....          6,011,613         22,251,306         27,435,789          (822,804)
   Change in unrealized gains
     (losses) on investments.......        126,507,000          6,561,081          4,350,900         53,568,247
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        134,636,965         33,086,061         45,576,270         47,355,605
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         10,782,211         15,441,606          2,203,911         25,973,982
   Net transfers (including fixed
     account)......................       (23,898,999)       (17,374,772)         30,485,473         27,799,932
   Contract charges................        (2,848,104)        (2,790,053)        (7,355,491)        (6,346,466)
   Transfers for Contract benefits
     and terminations..............       (58,716,931)       (37,781,688)       (37,271,958)       (26,853,042)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (74,681,823)       (42,504,907)       (11,938,065)         20,574,406
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         59,955,142        (9,418,846)         33,638,205         67,930,011
NET ASSETS:
   Beginning of year...............        494,276,831        503,695,677        522,371,527        454,441,516
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $     554,231,973  $     494,276,831  $     556,009,732  $     522,371,527
                                     =================  =================  =================  =================


                                           BHFTI INVESCO COMSTOCK
                                                  DIVISION
                                     ----------------------------------
                                           2017              2016
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            699  $            117
   Net realized gains (losses).....             1,632             (130)
   Change in unrealized gains
     (losses) on investments.......             4,646             1,347
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             6,977             1,334
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            11,401             8,809
   Net transfers (including fixed
     account)......................            23,957           (1,981)
   Contract charges................               (1)               (3)
   Transfers for Contract benefits
     and terminations..............           (8,784)           (2,423)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......            26,573             4,402
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............            33,550             5,736
NET ASSETS:
   Beginning of year...............            14,408             8,672
                                     ----------------  ----------------
   End of year.....................  $         47,958  $         14,408
                                     ================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                     BHFTI
                                           INVESCO SMALL CAP GROWTH             BHFTI JPMORGAN CORE BOND
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (675,731)  $       (617,347)  $      1,134,059  $       1,502,041
   Net realized gains (losses).....          5,262,828          7,636,784         (156,412)          (120,942)
   Change in unrealized gains
     (losses) on investments.......          6,984,538        (2,241,631)           946,145          (619,010)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         11,571,635          4,777,806         1,923,792            762,089
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,259,381          1,863,147           781,361          4,983,310
   Net transfers (including fixed
     account)......................        (1,361,763)        (1,199,618)         8,851,274          1,919,030
   Contract charges................          (195,858)          (194,091)         (847,128)          (895,456)
   Transfers for Contract benefits
     and terminations..............        (5,944,306)        (4,648,805)      (12,352,615)        (6,496,612)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (6,242,546)        (4,179,367)       (3,567,108)          (489,728)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          5,329,089            598,439       (1,643,316)            272,361
NET ASSETS:
   Beginning of year...............         51,145,397         50,546,958        97,321,513         97,049,152
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      56,474,486  $      51,145,397  $     95,678,197  $      97,321,513
                                     =================  =================  ================  =================

                                               BHFTI JPMORGAN                            BHFTI
                                          GLOBAL ACTIVE ALLOCATION             JPMORGAN SMALL CAP VALUE
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                            2017              2016               2017              2016
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      10,887,708  $      7,145,748  $        (33,459)  $          70,721
   Net realized gains (losses).....          4,939,898        14,193,866          1,792,477          1,596,863
   Change in unrealized gains
     (losses) on investments.......        102,421,518       (7,246,200)        (1,290,638)          4,221,340
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        118,249,124        14,093,414            468,380          5,888,924
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,148,203        57,901,417            199,027            878,120
   Net transfers (including fixed
     account)......................        (9,987,433)        24,796,147          (198,561)          1,820,177
   Contract charges................       (11,032,222)      (10,388,617)          (185,099)          (173,087)
   Transfers for Contract benefits
     and terminations..............       (50,185,977)      (40,822,874)        (2,152,323)        (1,290,091)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (68,057,429)        31,486,073        (2,336,956)          1,235,119
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............         50,191,695        45,579,487        (1,868,576)          7,124,043
NET ASSETS:
   Beginning of year...............        811,489,227       765,909,740         26,497,515         19,373,472
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     861,680,922  $    811,489,227  $      24,628,939  $      26,497,515
                                     =================  ================  =================  =================

                                             BHFTI LOOMIS SAYLES                     BHFTI METLIFE
                                               GLOBAL MARKETS                  MULTI-INDEX TARGETED RISK
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        161,236  $         475,684  $       2,139,776  $        670,865
   Net realized gains (losses).....         4,980,956          5,071,002         30,922,567           968,376
   Change in unrealized gains
     (losses) on investments.......        18,870,177        (1,490,909)         89,709,027        26,580,162
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        24,012,369          4,055,777        122,771,370        28,219,403
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         1,977,723          2,994,170          5,106,272       112,718,047
   Net transfers (including fixed
     account)......................       (4,030,414)          8,193,706          2,725,483        34,422,981
   Contract charges................         (881,864)          (882,246)       (12,176,759)      (10,731,996)
   Transfers for Contract benefits
     and terminations..............      (14,505,394)       (10,657,165)       (52,368,635)      (38,586,159)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (17,439,949)          (351,535)       (56,713,639)        97,822,873
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         6,572,420          3,704,242         66,057,731       126,042,276
NET ASSETS:
   Beginning of year...............       117,860,066        114,155,824        900,136,783       774,094,507
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    124,432,486  $     117,860,066  $     966,194,514  $    900,136,783
                                     ================  =================  =================  ================


                                       BHFTI MFS RESEARCH INTERNATIONAL
                                                   DIVISION
                                     ------------------------------------
                                            2017              2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,153,813  $       1,621,283
   Net realized gains (losses).....          1,415,099        (2,135,365)
   Change in unrealized gains
     (losses) on investments.......         43,982,063        (3,395,887)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         46,550,975        (3,909,969)
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          3,813,844          5,602,966
   Net transfers (including fixed
     account)......................       (10,943,262)          (483,768)
   Contract charges................          (994,027)        (1,013,488)
   Transfers for Contract benefits
     and terminations..............       (21,425,862)       (16,066,432)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (29,549,307)       (11,960,722)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         17,001,668       (15,870,691)
NET ASSETS:
   Beginning of year...............        185,265,721        201,136,412
                                     -----------------  -----------------
   End of year.....................  $     202,267,389  $     185,265,721
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTI MORGAN STANLEY                         BHFTI
                                               MID CAP GROWTH                  OPPENHEIMER GLOBAL EQUITY
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,909,008)  $    (3,491,333)  $       (658,217)  $      (458,547)
   Net realized gains (losses).....         17,261,420         8,815,810         13,988,566        18,681,846
   Change in unrealized gains
     (losses) on investments.......         85,780,558      (34,438,851)         65,880,609      (21,132,675)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        100,132,970      (29,114,374)         79,210,958       (2,909,376)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          6,647,229         7,763,311          4,318,629         7,414,080
   Net transfers (including fixed
     account)......................        (6,073,102)       (4,167,465)        (9,995,622)       (7,842,853)
   Contract charges................          (443,639)         (428,140)        (1,103,059)       (1,096,762)
   Transfers for Contract benefits
     and terminations..............       (29,996,813)      (23,083,046)       (30,292,514)      (23,327,788)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (29,866,325)      (19,915,340)       (37,072,566)      (24,853,323)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         70,266,645      (49,029,714)         42,138,392      (27,762,699)
NET ASSETS:
   Beginning of year...............        269,357,054       318,386,768        240,714,689       268,477,388
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     339,623,699  $    269,357,054  $     282,853,081  $    240,714,689
                                     =================  ================  =================  ================

                                               BHFTI PANAGORA                         BHFTI PIMCO
                                           GLOBAL DIVERSIFIED RISK             INFLATION PROTECTED BOND
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2017              2016              2017               2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (1,204,233)  $        659,273  $       1,342,846  $    (5,585,593)
   Net realized gains (losses).....            797,418         1,400,761        (4,187,546)       (7,854,721)
   Change in unrealized gains
     (losses) on investments.......         10,637,787           254,567         12,261,154        29,396,662
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         10,230,972         2,314,601          9,416,454        15,956,348
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........            482,417        13,091,510          5,334,696         8,871,359
   Net transfers (including fixed
     account)......................         12,108,474        39,349,002         30,757,475         (302,576)
   Contract charges................        (1,254,703)         (548,821)        (3,467,644)       (3,639,406)
   Transfers for Contract benefits
     and terminations..............        (5,393,409)       (2,016,785)       (51,938,296)      (36,409,123)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......          5,942,779        49,874,906       (19,313,769)      (31,479,746)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         16,173,751        52,189,507        (9,897,315)      (15,523,398)
NET ASSETS:
   Beginning of year...............         79,219,064        27,029,557        435,880,990       451,404,388
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      95,392,815  $     79,219,064  $     425,983,675  $    435,880,990
                                     =================  ================  =================  ================

                                                                                         BHFTI
                                          BHFTI PIMCO TOTAL RETURN             PYRAMIS GOVERNMENT INCOME
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                            2017              2016              2017               2016
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       4,870,970  $     12,831,739  $       4,514,174  $      4,401,277
   Net realized gains (losses).....          1,942,483       (5,197,120)        (1,575,732)         (156,174)
   Change in unrealized gains
     (losses) on investments.......         22,817,382         5,881,365          3,534,060       (4,381,845)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         29,630,835        13,515,984          6,472,502         (136,742)
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         12,115,447        21,877,733          1,183,495        16,994,960
   Net transfers (including fixed
     account)......................         55,309,551      (14,551,456)       (12,263,866)        30,771,240
   Contract charges................        (6,434,877)       (6,911,454)        (6,955,636)       (7,507,128)
   Transfers for Contract benefits
     and terminations..............      (108,240,821)      (82,178,458)       (41,648,791)      (39,252,970)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (47,250,700)      (81,763,635)       (59,684,798)         1,006,102
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (17,619,865)      (68,247,651)       (53,212,296)           869,360
NET ASSETS:
   Beginning of year...............        925,935,319       994,182,970        511,947,386       511,078,026
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     908,315,454  $    925,935,319  $     458,735,090  $    511,947,386
                                     =================  ================  =================  ================

                                                    BHFTI
                                        SCHRODERS GLOBAL MULTI-ASSET
                                                  DIVISION
                                     -----------------------------------
                                            2017              2016
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,462,878)  $        851,049
   Net realized gains (losses).....         15,061,284         7,900,250
   Change in unrealized gains
     (losses) on investments.......         54,268,929        14,036,744
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         66,867,335        22,788,043
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,343,769        33,708,870
   Net transfers (including fixed
     account)......................        (1,145,660)        12,925,074
   Contract charges................        (7,311,990)       (6,780,954)
   Transfers for Contract benefits
     and terminations..............       (33,646,789)      (24,010,235)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (39,760,670)        15,842,755
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         27,106,665        38,630,798
NET ASSETS:
   Beginning of year...............        537,033,268       498,402,470
                                     -----------------  ----------------
   End of year.....................  $     564,139,933  $    537,033,268
                                     =================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTI SCHRODERS                      BHFTI SSGA
                                           GLOBAL MULTI-ASSET II              GROWTH AND INCOME ETF
                                                 DIVISION                           DIVISION
                                    ----------------------------------  ----------------------------------
                                          2017              2016              2017              2016
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (899,009)  $    (1,746,482)  $     10,386,039  $      9,719,733
   Net realized gains (losses)....         2,342,236         1,056,983        11,148,158        50,693,050
   Change in unrealized gains
     (losses) on investments......        54,207,140        12,972,660        95,975,484      (21,976,549)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        55,650,367        12,283,161       117,509,681        38,436,234
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         2,929,464        52,633,069         7,828,489        28,406,285
   Net transfers (including fixed
     account).....................        16,656,320        19,675,694      (21,747,400)      (21,229,604)
   Contract charges...............       (5,082,009)       (4,242,703)       (9,168,108)       (9,375,518)
   Transfers for Contract benefits
     and terminations.............      (23,925,298)      (13,665,971)      (86,607,473)      (54,770,353)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....       (9,421,523)        54,400,089     (109,694,492)      (56,969,190)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............        46,228,844        66,683,250         7,815,189      (18,532,956)
NET ASSETS:
   Beginning of year..............       376,214,055       309,530,805       861,727,162       880,260,118
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    422,442,899  $    376,214,055  $    869,542,351  $    861,727,162
                                    ================  ================  ================  ================

                                                                                        BHFTI
                                           BHFTI SSGA GROWTH ETF            T. ROWE PRICE LARGE CAP VALUE
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                          2017               2016              2017              2016
                                    -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       1,290,711  $      1,307,944  $          4,835  $           4,573
   Net realized gains (losses)....          3,016,141         9,118,383            48,741             28,858
   Change in unrealized gains
     (losses) on investments......         20,976,065       (2,689,685)            23,850             11,699
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         25,282,917         7,736,642            77,426             45,130
                                    -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........          2,975,527         5,166,725            44,186            298,982
   Net transfers (including fixed
     account).....................           (60,439)       (3,524,942)            77,096           (30,531)
   Contract charges...............        (1,042,753)       (1,058,387)              (61)               (55)
   Transfers for Contract benefits
     and terminations.............       (15,165,437)      (11,336,035)          (61,455)            (9,796)
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....       (13,293,102)      (10,752,639)            59,766            258,600
                                    -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         11,989,815       (3,015,997)           137,192            303,730
NET ASSETS:
   Beginning of year..............        145,066,205       148,082,202           441,526            137,796
                                    -----------------  ----------------  ----------------  -----------------
   End of year....................  $     157,056,020  $    145,066,205  $        578,718  $         441,526
                                    =================  ================  ================  =================

                                                   BHFTI
                                       T. ROWE PRICE MID CAP GROWTH          BHFTI TCW CORE FIXED INCOME
                                                 DIVISION                             DIVISION
                                    -----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $    (6,096,475)  $    (5,595,593)  $             947  $        (1,009)
   Net realized gains (losses)....         49,719,764        71,317,575              (131)             (106)
   Change in unrealized gains
     (losses) on investments......         57,760,642      (43,877,188)              3,477           (3,843)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        101,383,931        21,844,794              4,293           (4,958)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         10,627,642        18,381,660              1,078           104,341
   Net transfers (including fixed
     account).....................        (2,606,563)       (6,800,190)           (51,424)           216,916
   Contract charges...............        (2,256,763)       (2,236,616)                (3)                --
   Transfers for Contract benefits
     and terminations.............       (52,403,267)      (36,717,272)           (17,008)          (18,490)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....       (46,638,951)      (27,372,418)           (67,357)           302,767
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         54,744,980       (5,527,624)           (63,064)           297,809
NET ASSETS:
   Beginning of year..............        451,415,560       456,943,184            318,472            20,663
                                     ----------------  ----------------  -----------------  ----------------
   End of year....................   $    506,160,540  $    451,415,560  $         255,408  $        318,472
                                     ================  ================  =================  ================

                                                   BHFTI
                                      VICTORY SYCAMORE MID CAP VALUE
                                                 DIVISION
                                    -----------------------------------
                                          2017               2016
                                    ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,066,659)  $     (2,210,544)
   Net realized gains (losses)....         5,902,965         20,870,823
   Change in unrealized gains
     (losses) on investments......        28,563,919         37,621,223
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        33,400,225         56,281,502
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........         7,000,693          9,637,257
   Net transfers (including fixed
     account).....................       (1,087,546)       (18,679,137)
   Contract charges...............       (1,535,273)        (1,621,588)
   Transfers for Contract benefits
     and terminations.............      (45,451,743)       (35,893,614)
                                    ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....      (41,073,869)       (46,557,082)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............       (7,673,644)          9,724,420
NET ASSETS:
   Beginning of year..............       432,480,626        422,756,206
                                    ----------------  -----------------
   End of year....................  $    424,806,982  $     432,480,626
                                    ================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                               BHFTI WELLS CAPITAL                        BHFTII
                                            MANAGEMENT MID CAP VALUE        BAILLIE GIFFORD INTERNATIONAL STOCK
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016              2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (812)  $         (1,138)  $       (157,306)  $         322,605
   Net realized gains (losses)......                530             14,246          2,005,558        (1,437,129)
   Change in unrealized gains
     (losses) on investments........             30,168             22,745         36,135,010          5,990,793
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             29,886             35,853         37,983,262          4,876,269
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........                138             86,478          1,837,132          2,553,574
   Net transfers (including fixed
     account).......................              4,742             45,512        (6,093,311)        (2,835,892)
   Contract charges.................                (9)                (5)          (400,844)          (395,781)
   Transfers for Contract benefits
     and terminations...............           (16,561)           (10,390)       (13,718,026)       (10,805,657)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (11,690)            121,595       (18,375,049)       (11,483,756)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             18,196            157,448         19,608,213        (6,607,487)
NET ASSETS:
   Beginning of year................            324,307            166,859        120,269,128        126,876,615
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         342,503  $         324,307  $     139,877,341  $     120,269,128
                                      =================  =================  =================  =================

                                                    BHFTII                                 BHFTII
                                             BLACKROCK BOND INCOME             BLACKROCK CAPITAL APPRECIATION
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016                2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,056,197  $       8,607,599  $     (2,251,481)  $     (2,135,910)
   Net realized gains (losses)......          (462,981)          (112,877)         12,764,019         19,426,861
   Change in unrealized gains
     (losses) on investments........          4,619,528          (633,208)         38,506,910       (19,863,296)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         12,212,744          7,861,514         49,019,448        (2,572,345)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          6,188,153         12,261,794          2,768,885          4,982,463
   Net transfers (including fixed
     account).......................         23,106,602         16,773,717        (5,972,941)        (5,745,313)
   Contract charges.................        (2,388,256)        (2,445,620)        (1,037,964)        (1,045,913)
   Transfers for Contract benefits
     and terminations...............       (53,749,282)       (43,300,084)       (18,981,157)       (14,318,859)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (26,842,783)       (16,710,193)       (23,223,177)       (16,127,622)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (14,630,039)        (8,848,679)         25,796,271       (18,699,967)
NET ASSETS:
   Beginning of year................        470,040,574        478,889,253        162,149,281        180,849,248
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     455,410,535  $     470,040,574  $     187,945,552  $     162,149,281
                                      =================  =================  =================  =================

                                                     BHFTII                                BHFTII
                                         BLACKROCK ULTRA-SHORT TERM BOND       BRIGHTHOUSE ASSET ALLOCATION 20
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------   -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (700,411)  $       (831,026)   $       3,410,307  $       9,100,773
   Net realized gains (losses)......             60,067             10,909           5,725,055         14,274,734
   Change in unrealized gains
     (losses) on investments........            266,651             76,512          14,237,838        (8,522,160)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (373,693)          (743,605)          23,373,200         14,853,347
                                      -----------------  -----------------   -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          1,841,539          5,327,542           4,050,828         11,002,573
   Net transfers (including fixed
     account).......................          3,864,447          1,147,765           (655,687)          1,497,292
   Contract charges.................          (489,782)          (507,783)         (3,028,422)        (3,201,704)
   Transfers for Contract benefits
     and terminations...............        (8,551,899)       (10,736,963)        (60,336,378)       (50,131,001)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (3,335,695)        (4,769,439)        (59,969,659)       (40,832,840)
                                      -----------------  -----------------   -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,709,388)        (5,513,044)        (36,596,459)       (25,979,493)
NET ASSETS:
   Beginning of year................         60,125,414         65,638,458         445,624,899        471,604,392
                                      -----------------  -----------------   -----------------  -----------------
   End of year......................  $      56,416,026  $      60,125,414   $     409,028,440  $     445,624,899
                                      =================  =================   =================  =================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40
                                                   DIVISION
                                      ------------------------------------
                                            2017                2016
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       8,480,498  $      28,498,137
   Net realized gains (losses)......         45,744,531         86,368,346
   Change in unrealized gains
     (losses) on investments........         51,406,697       (57,181,305)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        105,631,726         57,685,178
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........         14,090,002         32,183,221
   Net transfers (including fixed
     account).......................       (14,808,050)       (18,101,380)
   Contract charges.................        (9,107,743)        (9,606,302)
   Transfers for Contract benefits
     and terminations...............      (151,444,181)      (125,103,940)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (161,269,972)      (120,628,401)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (55,638,246)       (62,943,223)
NET ASSETS:
   Beginning of year................      1,211,312,236      1,274,255,459
                                      -----------------  -----------------
   End of year......................  $   1,155,673,990  $   1,211,312,236
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                     BHFTII                              BHFTII
                                         BRIGHTHOUSE ASSET ALLOCATION 60     BRIGHTHOUSE ASSET ALLOCATION 80
                                                    DIVISION                            DIVISION
                                      -----------------------------------  ------------------------------------
                                             2017              2016              2017               2016
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      19,072,269  $     74,264,715  $       6,027,006  $      30,700,407
   Net realized gains (losses)......        204,600,879       381,718,432        135,691,672        235,546,377
   Change in unrealized gains
     (losses) on investments........        267,993,873     (237,262,789)        165,033,962      (148,598,984)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        491,667,021       218,720,358        306,752,640        117,647,800
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........         57,932,423       103,565,026         43,342,542         60,253,187
   Net transfers (including fixed
     account).......................       (21,745,672)      (63,241,141)       (20,010,213)       (51,793,453)
   Contract charges.................       (33,935,618)      (34,966,672)       (12,702,647)       (13,037,654)
   Transfers for Contract benefits
     and terminations...............      (442,881,408)     (324,717,775)      (192,677,018)      (138,187,024)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......      (440,630,275)     (319,360,562)      (182,047,336)      (142,764,944)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         51,036,746     (100,640,204)        124,705,304       (25,117,144)
NET ASSETS:
   Beginning of year................      3,877,916,522     3,978,556,726      1,808,886,432      1,834,003,576
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $   3,928,953,268  $  3,877,916,522  $   1,933,591,736  $   1,808,886,432
                                      =================  ================  =================  =================

                                                    BHFTII                     BHFTII BRIGHTHOUSE/DIMENSIONAL
                                       BRIGHTHOUSE/ARTISAN MID CAP VALUE         INTERNATIONAL SMALL COMPANY
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017              2016                2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (1,518,868)  $       (601,891)  $          60,829  $          55,111
   Net realized gains (losses)......          3,525,345         23,648,127            382,702            355,318
   Change in unrealized gains
     (losses) on investments........         22,185,986         18,242,285          1,781,452           (12,572)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         24,192,463         41,288,521          2,224,983            397,857
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          4,203,421          5,802,518             63,299            420,852
   Net transfers (including fixed
     account).......................        (8,072,795)          5,908,335          (159,645)            376,614
   Contract charges.................          (612,038)          (599,704)           (56,558)           (59,858)
   Transfers for Contract benefits
     and terminations...............       (26,464,802)       (19,966,522)          (833,823)          (503,925)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (30,946,214)        (8,855,373)          (986,727)            233,683
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (6,753,751)         32,433,148          1,238,256            631,540
NET ASSETS:
   Beginning of year................        233,427,628        200,994,480          8,357,661          7,726,121
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     226,673,877  $     233,427,628  $       9,595,917  $       8,357,661
                                      =================  =================  =================  =================

                                                     BHFTII                    BHFTII BRIGHTHOUSE/WELLINGTON
                                         BRIGHTHOUSE/WELLINGTON BALANCED         CORE EQUITY OPPORTUNITIES
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017              2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       3,805,647  $       8,739,780  $         815,139  $       1,070,615
   Net realized gains (losses)......         23,049,190         32,768,664         23,311,211         22,303,959
   Change in unrealized gains
     (losses) on investments........         50,501,388        (9,328,313)         66,394,541          7,744,412
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         77,356,225         32,180,131         90,520,891         31,118,986
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          8,269,596          7,980,988          8,110,994         11,112,969
   Net transfers (including fixed
     account).......................        (4,147,326)        (7,221,026)       (17,483,984)        (3,688,099)
   Contract charges.................          (300,463)          (315,878)        (2,761,142)        (2,845,331)
   Transfers for Contract benefits
     and terminations...............       (58,955,901)       (57,760,586)       (62,931,863)       (49,042,235)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (55,134,094)       (57,316,502)       (75,065,995)       (44,462,696)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         22,222,131       (25,136,371)         15,454,896       (13,343,710)
NET ASSETS:
   Beginning of year................        587,936,841        613,073,212        555,287,850        568,631,560
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     610,158,972  $     587,936,841  $     570,742,746  $     555,287,850
                                      =================  =================  =================  =================


                                         BHFTII FRONTIER MID CAP GROWTH
                                                    DIVISION
                                      ------------------------------------
                                            2017                2016
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (6,020,390)  $     (5,640,961)
   Net realized gains (losses)......         26,427,851         63,508,602
   Change in unrealized gains
     (losses) on investments........         82,851,733       (40,013,176)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        103,259,194         17,854,465
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          4,102,396          7,512,295
   Net transfers (including fixed
     account).......................        (8,115,219)       (11,578,837)
   Contract charges.................          (610,404)          (612,223)
   Transfers for Contract benefits
     and terminations...............       (45,437,009)       (39,090,873)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (50,060,236)       (43,769,638)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............         53,198,958       (25,915,173)
NET ASSETS:
   Beginning of year................        455,250,831        481,166,004
                                      -----------------  -----------------
   End of year......................  $     508,449,789  $     455,250,831
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                         BHFTII
                                            BHFTII JENNISON GROWTH            LOOMIS SAYLES SMALL CAP CORE
                                                   DIVISION                             DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,124,364)  $     (2,049,550)  $    (2,009,459)  $     (1,844,794)
   Net realized gains (losses).....         18,197,469         23,550,220        15,896,503         16,917,175
   Change in unrealized gains
     (losses) on investments.......         39,899,960       (23,810,580)         9,390,051         12,920,486
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         55,973,065        (2,309,910)        23,277,095         27,992,867
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          2,947,583          5,677,302         3,092,619          4,161,800
   Net transfers (including fixed
     account)......................            130,091        (6,839,399)       (2,092,741)        (6,624,611)
   Contract charges................        (1,072,527)        (1,044,022)         (730,158)          (731,615)
   Transfers for Contract benefits
     and terminations..............       (21,282,234)       (13,831,574)      (19,220,210)       (13,811,136)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (19,277,087)       (16,037,693)      (18,950,490)       (17,005,562)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         36,695,978       (18,347,603)         4,326,605         10,987,305
NET ASSETS:
   Beginning of year...............        166,434,950        184,782,553       181,016,875        170,029,570
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     203,130,928  $     166,434,950  $    185,343,480  $     181,016,875
                                     =================  =================  ================  =================

                                                   BHFTII                               BHFTII
                                       LOOMIS SAYLES SMALL CAP GROWTH        METLIFE AGGREGATE BOND INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  ------------------------------------
                                           2017               2016               2017              2016
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (633,406)  $      (582,881)  $      17,047,515  $      15,932,511
   Net realized gains (losses).....          3,505,237         5,089,497          (759,983)            951,851
   Change in unrealized gains
     (losses) on investments.......          8,668,646       (2,509,551)          3,486,073        (6,621,395)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         11,540,477         1,997,065         19,773,605         10,262,967
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          1,269,391         1,495,178         23,503,658         54,460,240
   Net transfers (including fixed
     account)......................        (1,010,201)       (2,353,186)         71,464,358         41,379,186
   Contract charges................          (119,058)         (114,375)        (6,535,417)        (6,808,934)
   Transfers for Contract benefits
     and terminations..............        (5,506,258)       (4,390,583)      (130,286,348)      (107,446,383)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......        (5,366,126)       (5,362,966)       (41,853,749)       (18,415,891)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          6,174,351       (3,365,901)       (22,080,144)        (8,152,924)
NET ASSETS:
   Beginning of year...............         48,392,379        51,758,280      1,148,709,486      1,156,862,410
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $      54,566,730  $     48,392,379  $   1,126,629,342  $   1,148,709,486
                                     =================  ================  =================  =================

                                                   BHFTII                               BHFTII
                                         METLIFE MID CAP STOCK INDEX            METLIFE MSCI EAFE INDEX
                                                  DIVISION                             DIVISION
                                     -----------------------------------  -----------------------------------
                                           2017               2016              2017               2016
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (86,238)  $       (688,315)  $       6,821,892  $      5,875,634
   Net realized gains (losses).....        54,030,656         53,506,789          9,980,536           391,069
   Change in unrealized gains
     (losses) on investments.......        22,260,577         38,668,355         90,321,216       (6,208,669)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        76,204,995         91,486,829        107,123,644            58,034
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........        13,688,175         20,039,909         14,028,712        20,582,165
   Net transfers (including fixed
     account)......................       (5,386,844)       (18,608,373)       (31,020,811)        15,091,646
   Contract charges................       (2,050,956)        (2,052,277)        (2,198,948)       (2,181,560)
   Transfers for Contract benefits
     and terminations..............      (59,933,134)       (41,609,056)       (52,600,370)      (38,424,202)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (53,682,759)       (42,229,797)       (71,791,417)       (4,931,951)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        22,522,236         49,257,032         35,332,227       (4,873,917)
NET ASSETS:
   Beginning of year...............       557,664,712        508,407,680        489,403,933       494,277,850
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    580,186,948  $     557,664,712  $     524,736,160  $    489,403,933
                                     ================  =================  =================  ================

                                                    BHFTII
                                          METLIFE RUSSELL 2000 INDEX
                                                   DIVISION
                                     ------------------------------------
                                            2017              2016
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (514,893)  $          16,187
   Net realized gains (losses).....         28,279,676         28,459,878
   Change in unrealized gains
     (losses) on investments.......         17,271,752         31,722,627
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         45,036,535         60,198,692
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          9,620,298         13,003,263
   Net transfers (including fixed
     account)......................          1,575,485       (10,535,690)
   Contract charges................        (1,047,385)        (1,011,597)
   Transfers for Contract benefits
     and terminations..............       (36,609,580)       (24,446,703)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (26,461,182)       (22,990,727)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............         18,575,353         37,207,965
NET ASSETS:
   Beginning of year...............        355,330,009        318,122,044
                                     -----------------  -----------------
   End of year.....................  $     373,905,362  $     355,330,009
                                     =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          BHFTII METLIFE STOCK INDEX            BHFTII MFS TOTAL RETURN
                                                   DIVISION                            DIVISION
                                     -----------------------------------  -----------------------------------
                                            2017              2016              2017              2016
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      13,689,433  $     19,334,362  $      1,733,488  $       2,302,861
   Net realized gains (losses).....        221,254,342       211,734,612        11,329,207          9,019,387
   Change in unrealized gains
     (losses) on investments.......        326,468,528        52,363,507         2,085,703          (516,566)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        561,412,303       283,432,481        15,148,398         10,805,682
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         52,505,907        75,998,252         2,195,575          4,232,150
   Net transfers (including fixed
     account)......................       (65,927,211)      (49,866,043)         1,389,791          4,259,937
   Contract charges................        (7,535,414)       (7,541,991)         (471,152)          (486,460)
   Transfers for Contract benefits
     and terminations..............      (320,802,517)     (253,288,450)      (19,550,057)       (15,540,037)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (341,759,235)     (234,698,232)      (16,435,843)        (7,534,410)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        219,653,068        48,734,249       (1,287,445)          3,271,272
NET ASSETS:
   Beginning of year...............      2,971,460,417     2,922,726,168       146,385,435        143,114,163
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $   3,191,113,485  $  2,971,460,417  $    145,097,990  $     146,385,435
                                     =================  ================  ================  =================


                                              BHFTII MFS VALUE                   BHFTII MFS VALUE II
                                                  DIVISION                            DIVISION
                                     ----------------------------------  -----------------------------------
                                           2017              2016              2017               2016
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      3,259,229  $      4,085,157  $       2,953,484  $        456,320
   Net realized gains (losses).....        36,637,754        44,846,602        (3,510,786)        12,188,314
   Change in unrealized gains
     (losses) on investments.......        37,801,662         9,395,735         15,257,924        25,719,292
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        77,698,645        58,327,494         14,700,622        38,363,926
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         8,478,120        14,862,838          4,433,464         7,615,577
   Net transfers (including fixed
     account)......................      (10,925,494)         3,010,574          3,052,126       (1,221,368)
   Contract charges................       (1,999,998)       (2,005,385)        (1,319,477)       (1,361,431)
   Transfers for Contract benefits
     and terminations..............      (55,996,065)      (42,954,625)       (28,879,364)      (22,429,856)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (60,443,437)      (27,086,598)       (22,713,251)      (17,397,078)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        17,255,208        31,240,896        (8,012,629)        20,966,848
NET ASSETS:
   Beginning of year...............       506,526,529       475,285,633        262,264,238       241,297,390
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    523,781,737  $    506,526,529  $     254,251,609  $    262,264,238
                                     ================  ================  =================  ================

                                                                                         BHFTII
                                       BHFTII NEUBERGER BERMAN GENESIS       T. ROWE PRICE LARGE CAP GROWTH
                                                  DIVISION                              DIVISION
                                     ------------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (2,931,011)  $     (2,623,502)  $    (6,183,150)  $     (5,967,633)
   Net realized gains (losses).....         36,628,408          7,523,096        46,716,332         66,170,073
   Change in unrealized gains
     (losses) on investments.......          7,109,136         41,287,716       112,964,163       (57,287,839)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         40,806,533         46,187,310       153,497,345          2,914,601
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........          5,334,821          6,246,211        14,066,430         24,655,893
   Net transfers (including fixed
     account)......................        (5,128,452)        (9,348,516)         8,296,374          5,072,806
   Contract charges................          (673,221)          (690,152)       (1,857,240)        (1,688,264)
   Transfers for Contract benefits
     and terminations..............       (32,612,137)       (25,277,782)      (56,046,547)       (38,393,708)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......       (33,078,989)       (29,070,239)      (35,540,983)       (10,353,273)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          7,727,544         17,117,071       117,956,362        (7,438,672)
NET ASSETS:
   Beginning of year...............        306,388,412        289,271,341       491,684,512        499,123,184
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $     314,115,956  $     306,388,412  $    609,640,874  $     491,684,512
                                     =================  =================  ================  =================

                                                   BHFTII
                                       T. ROWE PRICE SMALL CAP GROWTH
                                                  DIVISION
                                     ----------------------------------
                                           2017              2016
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (4,623,495)  $    (4,299,950)
   Net realized gains (losses).....        39,161,019        60,722,602
   Change in unrealized gains
     (losses) on investments.......        50,456,480      (17,690,211)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        84,994,004        38,732,441
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners..........         9,518,108        15,015,380
   Net transfers (including fixed
     account)......................         3,554,656      (14,137,525)
   Contract charges................       (1,199,696)       (1,170,760)
   Transfers for Contract benefits
     and terminations..............      (42,605,162)      (30,916,455)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions......      (30,732,094)      (31,209,360)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............        54,261,910         7,523,081
NET ASSETS:
   Beginning of year...............       412,938,416       405,415,335
                                     ----------------  ----------------
   End of year.....................  $    467,200,326  $    412,938,416
                                     ================  ================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                     BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                        VAN ECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                                    DIVISION                             DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016              2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (430,265)  $       (238,249)  $      13,458,730  $       3,058,942
   Net realized gains (losses)......          (798,339)        (3,592,536)          4,574,266          1,725,286
   Change in unrealized gains
     (losses) on investments........          1,025,927         17,155,629         16,325,415         21,475,786
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (202,677)         13,324,844         34,358,411         26,260,014
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            201,815            366,448          7,736,409          8,776,731
   Net transfers (including fixed
     account).......................          5,504,707        (7,249,307)          7,271,506        361,370,309
   Contract charges.................          (393,637)          (451,881)        (2,092,968)        (1,688,818)
   Transfers for Contract benefits
     and terminations...............        (3,432,665)        (2,040,187)       (68,874,992)       (48,101,256)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          1,880,220        (9,374,927)       (55,960,045)        320,356,966
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,677,543          3,949,917       (21,601,634)        346,616,980
NET ASSETS:
   Beginning of year................         35,592,317         31,642,400        535,867,222        189,250,242
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      37,269,860  $      35,592,317  $     514,265,588  $     535,867,222
                                      =================  =================  =================  =================

                                             BHFTII WESTERN ASSET
                                          MANAGEMENT U.S. GOVERNMENT          BLACKROCK GLOBAL ALLOCATION V.I.
                                                   DIVISION                               DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017               2016                2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       1,967,595  $       1,996,600  $         (3,923)  $           (939)
   Net realized gains (losses)......          (544,768)          (214,149)              9,227            (1,689)
   Change in unrealized gains
     (losses) on investments........          (649,450)        (1,988,491)             40,371             13,608
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            773,377          (206,040)             45,675             10,980
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          2,098,063          3,729,668                 --                 --
   Net transfers (including fixed
     account).......................         11,624,638          6,037,912             52,415             26,937
   Contract charges.................          (906,327)          (964,754)                (3)                (3)
   Transfers for Contract benefits
     and terminations...............       (21,317,804)       (20,342,372)          (523,165)            (6,006)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (8,501,430)       (11,539,546)          (470,753)             20,928
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (7,728,053)       (11,745,586)          (425,078)             31,908
NET ASSETS:
   Beginning of year................        167,406,266        179,151,852            521,354            489,446
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     159,678,213  $     167,406,266  $          96,276  $         521,354
                                      =================  =================  =================  =================


                                             CALVERT VP SRI BALANCED             CALVERT VP SRI MID CAP
                                                    DIVISION                            DIVISION
                                      -----------------------------------  ------------------------------------
                                             2017              2016              2017               2016
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         427,146  $        352,364  $        (28,270)  $       (101,540)
   Net realized gains (losses)......          1,402,624         1,912,070             43,582          1,471,575
   Change in unrealized gains
     (losses) on investments........          3,490,565         1,102,605            924,637          (754,187)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          5,320,335         3,367,039            939,949            615,848
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........          1,522,145         1,973,613            270,196            481,152
   Net transfers (including fixed
     account).......................          (613,174)       (1,075,418)            249,644          (698,624)
   Contract charges.................           (20,392)          (21,272)              (862)            (1,267)
   Transfers for Contract benefits
     and terminations...............        (6,924,098)       (4,966,419)        (2,848,236)        (1,866,512)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (6,035,519)       (4,089,496)        (2,329,258)        (2,085,251)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (715,184)         (722,457)        (1,389,309)        (1,469,403)
NET ASSETS:
   Beginning of year................         52,584,587        53,307,044         10,134,827         11,604,230
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      51,869,403  $     52,584,587  $       8,745,518  $      10,134,827
                                      =================  ================  =================  =================


                                         DELAWARE VIP SMALL CAP VALUE
                                                   DIVISION
                                      ------------------------------------
                                            2017              2016 (a)
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $              21  $            (61)
   Net realized gains (losses)......              4,018              1,192
   Change in unrealized gains
     (losses) on investments........            (1,043)              4,722
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              2,996              5,853
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              4,828             33,324
   Net transfers (including fixed
     account).......................                658            (2,776)
   Contract charges.................                 --                 --
   Transfers for Contract benefits
     and terminations...............           (20,955)            (1,918)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (15,469)             28,630
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (12,473)             34,483
NET ASSETS:
   Beginning of year................             34,483                 --
                                      -----------------  -----------------
   End of year......................  $          22,010  $          34,483
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           FIDELITY VIP CONTRAFUND              FIDELITY VIP EQUITY-INCOME
                                                  DIVISION                               DIVISION
                                    -------------------------------------  -------------------------------------
                                          2017                2016                2017                2016
                                    -----------------  ------------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         (2,290)  $            1,517  $          507,075  $         970,327
   Net realized gains (losses)....            130,198               1,595           2,148,956          4,199,930
   Change in unrealized gains
      (losses) on investments.....             67,138              59,258           6,057,345          6,901,929
                                    -----------------  ------------------  ------------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            195,046              62,370           8,713,376         12,072,186
                                    -----------------  ------------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             99,714           1,119,566           1,035,049          1,396,420
   Net transfers (including fixed
      account)....................           (24,596)              13,802           (883,859)        (1,162,966)
   Contract charges...............               (29)                (13)            (10,633)           (11,791)
   Transfers for Contract benefits
      and terminations............          (671,037)             (7,012)        (11,275,305)        (9,227,552)
                                    -----------------  ------------------  ------------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....          (595,948)           1,126,343        (11,134,748)        (9,005,889)
                                    -----------------  ------------------  ------------------  -----------------
      Net increase (decrease)
        in net assets.............          (400,902)           1,188,713         (2,421,372)          3,066,297
NET ASSETS:
   Beginning of year..............          1,206,624              17,911          80,761,382         77,695,085
                                    -----------------  ------------------  ------------------  -----------------
   End of year....................  $         805,722  $        1,206,624  $       78,340,010  $      80,761,382
                                    =================  ==================  ==================  =================

                                          FIDELITY VIP FREEDOM 2020              FIDELITY VIP FREEDOM 2025
                                                  DIVISION                               DIVISION
                                    -------------------------------------  ------------------------------------
                                          2017              2016 (c)              2017             2016 (c)
                                    -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           3,420  $           14,801  $           (344)  $          13,238
   Net realized gains (losses)....             88,905               2,429            120,259              1,689
   Change in unrealized gains
      (losses) on investments.....            100,067              13,029             67,331             18,121
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            192,392              30,259            187,246             33,048
                                    -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........            518,803           1,719,229            359,080          1,427,447
   Net transfers (including fixed
      account)....................           (27,656)            (38,374)            221,347            (6,869)
   Contract charges...............                 --                  --               (15)                 --
   Transfers for Contract benefits
      and terminations............        (1,139,402)                  --        (1,402,284)                 --
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....          (648,255)           1,680,855          (821,872)          1,420,578
                                    -----------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............          (455,863)           1,711,114          (634,626)          1,453,626
NET ASSETS:
   Beginning of year..............          1,711,114                  --          1,453,626                 --
                                    -----------------  ------------------  -----------------  -----------------
   End of year....................  $       1,255,251  $        1,711,114  $         819,000  $       1,453,626
                                    =================  ==================  =================  =================

                                           FIDELITY VIP FREEDOM 2030              FIDELITY VIP FREEDOM 2040
                                                   DIVISION                               DIVISION
                                    --------------------------------------  ------------------------------------
                                           2017              2016 (c)              2017            2016 (c)
                                    ------------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $            2,295  $           18,014  $             612  $           1,281
   Net realized gains (losses)....             264,577               2,335             20,276                427
   Change in unrealized gains
      (losses) on investments.....             341,834              29,909             67,940              4,368
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             608,706              50,258             88,828              6,076
                                    ------------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........           2,090,378           2,046,134            358,332            189,991
   Net transfers (including fixed
      account)....................             (3,536)            (13,114)            (2,632)           (11,793)
   Contract charges...............                 (3)                  --                (5)                 --
   Transfers for Contract benefits
      and terminations............         (1,756,313)             (1,337)           (94,333)                 --
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             330,526           2,031,683            261,362            178,198
                                    ------------------  ------------------  -----------------  -----------------
      Net increase (decrease)
        in net assets.............             939,232           2,081,941            350,190            184,274
NET ASSETS:
   Beginning of year..............           2,081,941                  --            184,274                 --
                                    ------------------  ------------------  -----------------  -----------------
   End of year....................  $        3,021,173  $        2,081,941  $         534,464  $         184,274
                                    ==================  ==================  =================  =================

                                           FIDELITY VIP FREEDOM 2050
                                                   DIVISION
                                    --------------------------------------
                                           2017              2016 (c)
                                    ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $              422  $              951
   Net realized gains (losses)....              15,025                 462
   Change in unrealized gains
      (losses) on investments.....              27,522               5,707
                                    ------------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........              42,969               7,120
                                    ------------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from Contract owners........             172,611             148,581
   Net transfers (including fixed
      account)....................            (18,181)               8,837
   Contract charges...............                  --                  --
   Transfers for Contract benefits
      and terminations............            (91,183)            (17,136)
                                    ------------------  ------------------
      Net increase (decrease) in
        net assets resulting from
        Contract transactions.....              63,247             140,282
                                    ------------------  ------------------
      Net increase (decrease)
        in net assets.............             106,216             147,402
NET ASSETS:
   Beginning of year..............             147,402                  --
                                    ------------------  ------------------
   End of year....................  $          253,618  $          147,402
                                    ==================  ==================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FIDELITY VIP FUNDSMANAGER 50%         FIDELITY VIP FUNDSMANAGER 60%
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (2,467,365)  $     (2,098,264)  $     (2,575,304)  $     (2,171,595)
   Net realized gains (losses)......          3,985,124          4,256,022         12,885,269         12,893,547
   Change in unrealized gains
     (losses) on investments........         34,017,799          4,791,157         29,289,392        (2,493,364)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         35,535,558          6,948,915         39,599,357          8,228,588
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             72,753            444,788            345,604          2,150,312
   Net transfers (including fixed
     account).......................                 --         14,243,873                 --                 --
   Contract charges.................                 --                 --                 --                 --
   Transfers for Contract benefits
     and terminations...............       (16,483,915)       (15,581,770)       (39,688,857)       (26,318,943)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......       (16,411,162)          (893,109)       (39,343,253)       (24,168,631)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............         19,124,396          6,055,806            256,104       (15,940,043)
NET ASSETS:
   Beginning of year................        296,580,947        290,525,141        286,717,673        302,657,716
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     315,705,343  $     296,580,947  $     286,973,777  $     286,717,673
                                      =================  =================  =================  =================

                                                  FIDELITY VIP
                                             GOVERNMENT MONEY MARKET                 FIDELITY VIP GROWTH
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                             2017               2016               2017               2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (15,926)  $        (56,471)  $       (678,855)  $       (801,329)
   Net realized gains (losses)......                 --                 --         11,702,690         12,190,827
   Change in unrealized gains
     (losses) on investments........                 --                 --         15,803,560       (11,736,707)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (15,926)           (56,471)         26,827,395          (347,209)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            358,961         13,195,195          1,014,660          1,589,828
   Net transfers (including fixed
     account).......................           (63,710)       (12,231,606)          (658,702)        (3,488,706)
   Contract charges.................                 --                 --            (1,825)            (2,764)
   Transfers for Contract benefits
     and terminations...............        (1,392,372)        (2,865,610)       (12,406,063)        (9,199,470)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (1,097,121)        (1,902,021)       (12,051,930)       (11,101,112)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,113,047)        (1,958,492)         14,775,465       (11,448,321)
NET ASSETS:
   Beginning of year................          6,122,223          8,080,715         83,862,383         95,310,704
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       5,009,176  $       6,122,223  $      98,637,848  $      83,862,383
                                      =================  =================  =================  =================


                                       FIDELITY VIP INVESTMENT GRADE BOND          FIDELITY VIP MID CAP
                                                    DIVISION                             DIVISION
                                      -----------------------------------  -----------------------------------
                                             2017              2016               2017            2016 (a)
                                      -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         149,417  $        170,815  $         (2,655)  $        (1,186)
   Net realized gains (losses)......             55,597            23,502             43,722               134
   Change in unrealized gains
     (losses) on investments........            167,272           324,341             74,905            47,813
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            372,286           518,658            115,972            46,761
                                      -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........            359,045           583,537             46,181           602,766
   Net transfers (including fixed
     account).......................            406,064         (279,070)            (4,218)             1,308
   Contract charges.................              (474)             (562)                (2)                --
   Transfers for Contract benefits
     and terminations...............        (3,261,495)       (2,301,757)          (130,255)           (1,639)
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......        (2,496,860)       (1,997,852)           (88,294)           602,435
                                      -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............        (2,124,574)       (1,479,194)             27,678           649,196
NET ASSETS:
   Beginning of year................         12,364,481        13,843,675            649,196                --
                                      -----------------  ----------------  -----------------  ----------------
   End of year......................  $      10,239,907  $     12,364,481  $         676,874  $        649,196
                                      =================  ================  =================  ================

                                               FTVIPT TEMPLETON
                                            DEVELOPING MARKETS VIP
                                                   DIVISION
                                      -----------------------------------
                                            2017            2016 (a)
                                      ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            298  $             281
   Net realized gains (losses)......            38,407              1,507
   Change in unrealized gains
     (losses) on investments........            23,352             18,684
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            62,057             20,472
                                      ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             6,955            212,047
   Net transfers (including fixed
     account).......................            20,568           (11,321)
   Contract charges.................                --                 --
   Transfers for Contract benefits
     and terminations...............         (157,868)                 --
                                      ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......         (130,345)            200,726
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets...............          (68,288)            221,198
NET ASSETS:
   Beginning of year................           221,198                 --
                                      ----------------  -----------------
   End of year......................  $        152,910  $         221,198
                                      ================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          FTVIPT TEMPLETON FOREIGN VIP             IVY VIP ASSET STRATEGY
                                                    DIVISION                              DIVISION
                                      ------------------------------------  ------------------------------------
                                            2017              2016 (a)             2017              2016
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $              27  $              10  $               9  $            (19)
   Net realized gains (losses)......                209                 16               (67)              (157)
   Change in unrealized gains
     (losses) on investments........                 12                 42                477                 64
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............                248                 68                419              (112)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              2,536              1,447                 --                 --
   Net transfers (including fixed
     account).......................                 --                416                 14                281
   Contract charges.................                (1)                 --                 --                 --
   Transfers for Contract benefits
     and terminations...............            (3,447)              (541)              (256)              (401)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......              (912)              1,322              (242)              (120)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............              (664)              1,390                177              (232)
NET ASSETS:
   Beginning of year................              1,390                 --              2,650              2,882
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $             726  $           1,390  $           2,827  $           2,650
                                      =================  =================  =================  =================

                                                                                           LMPVET
                                           JANUS HENDERSON ENTERPRISE         CLEARBRIDGE VARIABLE APPRECIATION
                                                    DIVISION                              DIVISION
                                      ------------------------------------  -------------------------------------
                                             2017             2016 (a)             2017             2016 (a)
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (1,501)  $           (579)  $              163  $             263
   Net realized gains (losses)......             26,483                529               1,638                658
   Change in unrealized gains
     (losses) on investments........             20,550              3,210               5,404                542
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             45,532              3,160               7,205              1,463
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........             17,548            245,291              10,021             31,526
   Net transfers (including fixed
     account).......................           (10,844)                402               (782)              (870)
   Contract charges.................                 --                 --                  --                 --
   Transfers for Contract benefits
     and terminations...............          (150,208)            (1,089)               (134)                 --
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......          (143,504)            244,604               9,105             30,656
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............           (97,972)            247,764              16,310             32,119
NET ASSETS:
   Beginning of year................            247,764                 --              32,119                 --
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $         149,792  $         247,764  $           48,429  $          32,119
                                      =================  =================  ==================  =================

                                               LMPVET CLEARBRIDGE                    LMPVET CLEARBRIDGE
                                           VARIABLE DIVIDEND STRATEGY             VARIABLE LARGE CAP GROWTH
                                                    DIVISION                              DIVISION
                                      -------------------------------------  ------------------------------------
                                             2017             2016 (a)             2017              2016 (a)
                                      -----------------  ------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             404  $              632  $         (3,878)  $             256
   Net realized gains (losses)......                962                  11             41,524             51,392
   Change in unrealized gains
     (losses) on investments........              9,356               4,421             83,444           (25,223)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             10,722               5,064            121,090             26,425
                                      -----------------  ------------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              2,658              59,736             92,127            671,030
   Net transfers (including fixed
     account).......................           (10,215)               1,636            (1,137)                 42
   Contract charges.................                 --                  --                 --                 --
   Transfers for Contract benefits
     and terminations...............                (2)                 (3)          (396,623)            (3,966)
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......            (7,559)              61,369          (305,633)            667,106
                                      -----------------  ------------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............              3,163              66,433          (184,543)            693,531
NET ASSETS:
   Beginning of year................             66,433                  --            693,531                 --
                                      -----------------  ------------------  -----------------  -----------------
   End of year......................  $          69,596  $           66,433  $         508,988  $         693,531
                                      =================  ==================  =================  =================

                                               LMPVET CLEARBRIDGE
                                            VARIABLE SMALL CAP GROWTH
                                                    DIVISION
                                      ------------------------------------
                                             2017            2016 (a)
                                      -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           (292)  $           (142)
   Net realized gains (losses)......              3,756                875
   Change in unrealized gains
     (losses) on investments........              3,359              1,875
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              6,823              2,608
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners...........              2,472             38,048
   Net transfers (including fixed
     account).......................                677                587
   Contract charges.................                 --                 --
   Transfers for Contract benefits
     and terminations...............           (23,739)               (37)
                                      -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.......           (20,590)             38,598
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (13,767)             41,206
NET ASSETS:
   Beginning of year................             41,206                 --
                                      -----------------  -----------------
   End of year......................  $          27,439  $          41,206
                                      =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                                                  OPPENHEIMER
                                                                                                                    GLOBAL
                                                                                   MORGAN STANLEY             MULTI-ALTERNATIVES
                                      LMPVIT WESTERN ASSET CORE PLUS          VIF GLOBAL INFRASTRUCTURE             FUND/VA
                                                 DIVISION                             DIVISION                     DIVISION
                                    -----------------------------------  -----------------------------------  ------------------
                                          2017             2016 (a)            2017               2016             2017 (d)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           3,569  $          2,795  $            578  $             278   $            (78)
   Net realized gains (losses)....              (476)              (54)             2,991              (974)                  --
   Change in unrealized gains
     (losses) on investments......              3,912           (5,731)             3,316              6,900                (97)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              7,005           (2,990)             6,885              6,204               (175)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........             42,729           173,678                --              7,105                  --
   Net transfers (including fixed
     account).....................             13,534           (3,551)             6,491            (2,927)              15,885
   Contract charges...............                 --                --              (26)               (18)                 (3)
   Transfers for Contract benefits
     and terminations.............          (123,779)           (1,811)           (1,590)           (18,480)                 (2)
                                    -----------------  ----------------  ----------------  -----------------   -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....           (67,516)           168,316             4,875           (14,320)              15,880
                                    -----------------  ----------------  ----------------  -----------------   -----------------
     Net increase (decrease)
        in net assets.............           (60,511)           165,326            11,760            (8,116)              15,705
NET ASSETS:
   Beginning of year..............            165,326                --            49,884             58,000                  --
                                    -----------------  ----------------  ----------------  -----------------   -----------------
   End of year....................  $         104,815  $        165,326  $         61,644  $          49,884   $          15,705
                                    =================  ================  ================  =================   =================



                                                 PIMCO VIT                           PIMCO VIT
                                       COMMODITYREALRETURN STRATEGY            EMERGING MARKETS BOND
                                                 DIVISION                            DIVISION
                                    ----------------------------------  ------------------------------------
                                          2017              2016               2017              2016
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          4,716  $          (258)  $           2,431  $           3,757
   Net realized gains (losses)....           (2,033)           (1,894)                499            (3,352)
   Change in unrealized gains
     (losses) on investments......           (1,763)             7,512              2,731              4,131
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........               920             5,360              5,661              4,536
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........                --             4,208                 --              7,049
   Net transfers (including fixed
     account).....................            11,449             (601)           (16,605)              6,927
   Contract charges...............              (12)              (11)               (16)               (10)
   Transfers for Contract benefits
     and terminations.............          (11,873)           (3,430)            (1,341)            (2,938)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             (436)               166           (17,962)             11,028
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............               484             5,526           (12,301)             15,564
NET ASSETS:
   Beginning of year..............            49,401            43,875             83,339             67,775
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $         49,885  $         49,401  $          71,038  $          83,339
                                    ================  ================  =================  =================



                                                                                  TAP 1919 VARIABLE
                                       PIMCO VIT UNCONSTRAINED BOND         SOCIALLY RESPONSIVE BALANCED
                                                 DIVISION                             DIVISION
                                    ----------------------------------  ------------------------------------
                                          2017              2016               2017               2016
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $             57  $             41  $              88  $              30
   Net realized gains (losses)....               193             (570)              1,910                438
   Change in unrealized gains
     (losses) on investments......             3,635             3,819                981              (238)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             3,885             3,290              2,979                230
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from Contract owners.........                --             1,966             14,689              5,295
   Net transfers (including fixed
     account).....................             8,643            45,786              3,804                 61
   Contract charges...............              (10)              (12)                (1)                (1)
   Transfers for Contract benefits
     and terminations.............           (3,338)           (2,546)            (4,947)               (95)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        Contract transactions.....             5,295            45,194             13,545              5,260
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............             9,180            48,484             16,524              5,490
NET ASSETS:
   Beginning of year..............           111,866            63,382              7,602              2,112
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $        121,046  $        111,866  $          24,126  $           7,602
                                    ================  ================  =================  =================

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT E
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Divisions (the prospectus and the Contract may refer to a Division as an "Investment Division"), each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series, or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")           Legg Mason Partners Variable Equity Trust
Blackrock Variable Series Funds, Inc. ("BlackRock")            ("LMPVET")
Brighthouse Funds Trust I ("BHFTI")                          Legg Mason Partners Variable Income Trust
Brighthouse Funds Trust II ("BHFTII")                          ("LMPVIT")
Calvert Variable Series, Inc. ("Calvert")                    Morgan Stanley Variable Insurance Fund, Inc.
Delaware VIP Trust ("Delaware VIP")                            ("Morgan Stanley VIF")
Fidelity Variable Insurance Products ("Fidelity VIP")        Oppenheimer Variable Account Funds
Franklin Templeton Variable Insurance Products Trust           ("Oppenheimer VA")
   ("FTVIPT")                                                PIMCO Variable Insurance Trust ("PIMCO VIT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                Trust for Advised Portfolios ("TAP")
Janus Aspen Series ("Janus Aspen")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.


2.  LIST OF DIVISIONS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2017:

American Funds Bond Division                               BHFTI Brighthouse Asset Allocation 100 Division (a)
American Funds Global Growth Division                      BHFTI Brighthouse Balanced Plus Division
American Funds Global Small Capitalization Division (a)    BHFTI Brighthouse Small Cap Value Division
American Funds Growth Division                             BHFTI Brighthouse/Aberdeen Emerging Markets
American Funds Growth-Income Division                        Equity Division (a)
BHFTI AB Global Dynamic Allocation Division                BHFTI Brighthouse/Artisan International Division
BHFTI Allianz Global Investors Dynamic Multi-Asset         BHFTI Brighthouse/Eaton Vance Floating Rate
   Plus Division                                             Division
BHFTI American Funds Balanced Allocation Division (a)      BHFTI Brighthouse/Franklin Low Duration Total
BHFTI American Funds Growth Allocation Division (a)          Return Division
BHFTI American Funds Growth Division                       BHFTI Brighthouse/Templeton International Bond
BHFTI American Funds Moderate Allocation Division (a)        Division
BHFTI AQR Global Risk Balanced Division                    BHFTI Brighthouse/Wellington Large Cap Research
BHFTI BlackRock Global Tactical Strategies Division          Division (a)
BHFTI BlackRock High Yield Division (a)                    BHFTI Clarion Global Real Estate Division (a)

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF DIVISIONS -- (CONCLUDED)


BHFTI ClearBridge Aggressive Growth Division (a)           BHFTII MetLife Stock Index Division (a)
BHFTI Harris Oakmark International Division (a)            BHFTII MFS Total Return Division (a)
BHFTI Invesco Balanced-Risk Allocation Division            BHFTII MFS Value Division (a)
BHFTI Invesco Comstock Division                            BHFTII MFS Value II Division (a)
BHFTI Invesco Small Cap Growth Division (a)                BHFTII Neuberger Berman Genesis Division (a)
BHFTI JPMorgan Core Bond Division                          BHFTII T. Rowe Price Large Cap Growth Division (a)
BHFTI JPMorgan Global Active Allocation Division           BHFTII T. Rowe Price Small Cap Growth Division (a)
BHFTI JPMorgan Small Cap Value Division (a)                BHFTII VanEck Global Natural Resources Division
BHFTI Loomis Sayles Global Markets Division                BHFTII Western Asset Management Strategic Bond
BHFTI MetLife Multi-Index Targeted Risk Division             Opportunities Division (a)
BHFTI MFS Research International Division (a)              BHFTII Western Asset Management U.S. Government
BHFTI Morgan Stanley Mid Cap Growth Division (a)             Division (a)
BHFTI Oppenheimer Global Equity Division (a)               BlackRock Global Allocation V.I. Division
BHFTI PanAgora Global Diversified Risk Division            Calvert VP SRI Balanced Division
BHFTI PIMCO Inflation Protected Bond Division (a)          Calvert VP SRI Mid Cap Division
BHFTI PIMCO Total Return Division (a)                      Delaware VIP Small Cap Value Division
BHFTI Pyramis Government Income Division                   Fidelity VIP Contrafund Division
BHFTI Schroders Global Multi-Asset Division                Fidelity VIP Equity-Income Division
BHFTI Schroders Global Multi-Asset II Division             Fidelity VIP Freedom 2020 Division
BHFTI SSGA Growth and Income ETF Division (a)              Fidelity VIP Freedom 2025 Division
BHFTI SSGA Growth ETF Division (a)                         Fidelity VIP Freedom 2030 Division
BHFTI T. Rowe Price Large Cap Value Division               Fidelity VIP Freedom 2040 Division
BHFTI T. Rowe Price Mid Cap Growth Division (a)            Fidelity VIP Freedom 2050 Division
BHFTI TCW Core Fixed Income Division                       Fidelity VIP FundsManager 50% Division
BHFTI Victory Sycamore Mid Cap Value Division (a)          Fidelity VIP FundsManager 60% Division
BHFTI Wells Capital Management Mid Cap Value               Fidelity VIP Government Money Market Division
   Division                                                Fidelity VIP Growth Division
BHFTII Baillie Gifford International Stock Division (a)    Fidelity VIP Investment Grade Bond Division
BHFTII BlackRock Bond Income Division (a)                  Fidelity VIP Mid Cap Division
BHFTII BlackRock Capital Appreciation Division (a)         FTVIPT Templeton Developing Markets VIP Division
BHFTII BlackRock Ultra-Short Term Bond Division (a)        FTVIPT Templeton Foreign VIP Division
BHFTII Brighthouse Asset Allocation 20 Division (a)        Ivy VIP Asset Strategy Division
BHFTII Brighthouse Asset Allocation 40 Division (a)        Janus Henderson Enterprise Division
BHFTII Brighthouse Asset Allocation 60 Division (a)        LMPVET ClearBridge Variable Appreciation Division
BHFTII Brighthouse Asset Allocation 80 Division (a)        LMPVET ClearBridge Variable Dividend Strategy
BHFTII Brighthouse/Artisan Mid Cap Value Division (a)        Division
BHFTII Brighthouse/Dimensional International Small         LMPVET ClearBridge Variable Large Cap Growth
   Company Division                                          Division
BHFTII Brighthouse/Wellington Balanced Division (a)        LMPVET ClearBridge Variable Small Cap Growth
BHFTII Brighthouse/Wellington Core Equity                    Division
   Opportunities Division (a)                              LMPVIT Western Asset Core Plus Division
BHFTII Frontier Mid Cap Growth Division (a)                Morgan Stanley VIF Global Infrastructure Division
BHFTII Jennison Growth Division (a)                        Oppenheimer Global Multi-Alternatives Fund/VA
BHFTII Loomis Sayles Small Cap Core Division (a)             Division (b)
BHFTII Loomis Sayles Small Cap Growth Division (a)         PIMCO VIT CommodityRealReturn Strategy Division
BHFTII MetLife Aggregate Bond Index Division (a)           PIMCO VIT Emerging Markets Bond Division
BHFTII MetLife Mid Cap Stock Index Division (a)            PIMCO VIT Unconstrained Bond Division
BHFTII MetLife MSCI EAFE Index Division (a)                TAP 1919 Variable Socially Responsive Balanced Division
BHFTII MetLife Russell 2000 Index Division (a)

(a) This Division invests in two or more share classes within the underlying fund, series, or portfolio of the Trusts.
(b) This Division began operations during the year ended December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The following Division ceased operations during the year ended December 31, 2017:

LMPVET EnTrustPermal Alternative Select VIT Division
VanEck VIP Long/Short Equity Index Division

The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2017:

TRUST NAME CHANGES:

Former Trust                                                New Trust

Met Investors Series Trust (MIST)                           Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                              Brighthouse Funds Trust II (BHFTII)
The Universal Institutional Funds, Inc.                     Morgan Stanley Variable Insurance Fund, Inc.

NAME CHANGES:

Former Name                                               New Name

(BHFTI) Goldman Sachs Mid Cap Value Portfolio             (BHFTI) Wells Capital Management Mid Cap Value
                                                            Portfolio
(BHFTI) Invesco Mid Cap Value Portfolio                   (BHFTI) Victory Sycamore Mid Cap Value Portfolio
(BHFTI) Pyramis Managed Risk Portfolio                    (BHFTI) Schroeders Global Multi-Asset II Portfolio
(BHFTII) BlackRock Large Cap Value Portfolio              (BHFTII) MFS Value II Portfolio
Calvert VP SRI Mid Cap Growth Portfolio                   Calvert VP SRI Mid Cap Portfolio
Janus Aspen Enterprise Portfolio                          Janus Henderson Enterprise Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity               (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                Equity Portfolio
(MIST) Met/Artisan International Portfolio                (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio            (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                            Portfolio
(MIST) Met/Franklin Low Duration Total Return             (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                                Return Portfolio
(MIST) Met/Templeton International Bond Portfolio         (BHFTI) Brighthouse/Templeton International Bond
                                                            Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio        (BHFTI) Brighthouse/Wellington Large Cap Research
                                                            Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio             (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                    (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                  (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio             (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                 (BHFTII) Brighthouse/Artisan Mid Cap Value Portfolio
(MSF) Met/Dimensional International Small Company         (BHFTII) Brighthouse/Dimensional International
   Portfolio                                                Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                   (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities            (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio               (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio               (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio               (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio               (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE(R) Index Portfolio                        (BHFTII) MetLife MSCI EAFE(R) Index Portfolio
(MSF) Russell 2000(R) Index Portfolio                     (BHFTII) MetLife Russell 2000(R) Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio          (BHFTII) VanEck Global Natural Resources Portfolio

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


LIQUIDATION:

EnTrustPermal Alternative Select VIT Portfolio
VanEck VIP Long/Short Equity Index Fund


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


NET TRANSFERS
Funds transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the Annuitant. This amount may not be sufficient to cover expenses that the Contract owner's heirs may have to pay.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than your initial Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017.

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                 0.00% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                             0.10% - 0.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                               0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                              0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                              0.10% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                    1.15% - 1.80%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES -- (CONCLUDED)


The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee the periodic return on the investment for life.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a Contract year or, for certain contracts.

In addition, certain Contracts impose a surrender charge of 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2017 and 2016.


6.  CHANGE IN PRESENTATION


The following Divisions (Variable B Division and Variable C Division) only invest in BHFTI Brighthouse Wellington Large Cap Research Division. Previously, the financial information of Variable B Division and Variable C Division were presented separately. Financial information of Variable B Division and Variable C Division are now presented in the financial results of the BHFTI Brighthouse Wellington Large Cap Research Division.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                     AS OF DECEMBER 31, 2017                DECEMBER 31, 2017
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------    --------------    --------------    --------------
     American Funds Bond Division..............................      8,301,426        91,152,370         8,906,830        12,743,111
     American Funds Global Growth Division.....................         12,359           305,092            65,149           355,521
     American Funds Global Small Capitalization Division.......     20,289,038       419,649,551         4,225,504        71,337,252
     American Funds Growth Division............................     13,854,502       814,546,907       111,390,880       155,045,334
     American Funds Growth-Income Division.....................     17,015,828       662,025,785        69,278,091       124,666,475
     BHFTI AB Global Dynamic Allocation Division...............    130,254,278     1,349,159,609        24,187,721       166,858,076
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
        Division...............................................      6,688,052        70,682,652         4,357,166         9,012,075
     BHFTI American Funds Balanced Allocation Division.........     86,825,603       812,343,268        75,909,976        92,049,079
     BHFTI American Funds Growth Allocation Division...........     46,740,190       409,740,229        51,499,045        48,663,712
     BHFTI American Funds Growth Division......................     35,386,361       323,358,191        44,071,547        73,262,109
     BHFTI American Funds Moderate Allocation Division.........     92,461,077       866,859,580        67,035,382       119,295,249
     BHFTI AQR Global Risk Balanced Division...................    131,874,603     1,393,941,577        80,955,560       147,002,222
     BHFTI BlackRock Global Tactical Strategies Division.......    187,228,875     1,860,362,801        38,409,188       211,649,927
     BHFTI BlackRock High Yield Division.......................         53,311           402,350           164,592            89,756
     BHFTI Brighthouse Asset Allocation 100 Division...........     18,714,759       213,489,976        26,356,608        28,895,806
     BHFTI Brighthouse Balanced Plus Division..................    324,889,777     3,441,080,385       266,681,508       254,646,331
     BHFTI Brighthouse Small Cap Value Division................      1,175,255        17,289,316         2,225,505         2,415,873
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
        Division...............................................      5,165,664        50,018,322         2,884,742         9,406,930
     BHFTI Brighthouse/Artisan International Division..........            251             2,509               163               708
     BHFTI Brighthouse/Eaton Vance Floating Rate Division......      2,884,680        29,671,626         7,173,848         3,973,400
     BHFTI Brighthouse/Franklin Low Duration Total Return
        Division...............................................      8,783,065        86,537,629        13,605,498        11,574,134
     BHFTI Brighthouse/Templeton International Bond Division...        747,974         8,408,290           540,436           891,379
     BHFTI Brighthouse/Wellington Large Cap Research
        Division...............................................     47,845,660       537,882,166        37,304,462        89,129,190
     BHFTI Clarion Global Real Estate Division.................     17,606,184       219,435,151        11,880,346        28,397,480
     BHFTI ClearBridge Aggressive Growth Division..............     31,952,931       413,184,915        13,544,728        88,139,463
     BHFTI Harris Oakmark International Division...............     33,413,753       471,177,586        20,104,115        92,667,594
     BHFTI Invesco Balanced-Risk Allocation Division...........     54,139,215       554,934,538        82,530,968        51,936,484
     BHFTI Invesco Comstock Division...........................          2,944            42,886            39,343            10,543
     BHFTI Invesco Small Cap Growth Division...................      3,876,458        54,986,901         9,771,601        10,959,108
     BHFTI JPMorgan Core Bond Division.........................      9,307,218        97,299,460         6,475,642         8,908,693
     BHFTI JPMorgan Global Active Allocation Division..........     69,155,773       757,241,781        22,164,427        79,334,147
     BHFTI JPMorgan Small Cap Value Division...................      1,413,793        21,189,878         3,053,478         4,220,978
     BHFTI Loomis Sayles Global Markets Division...............      6,920,606        93,550,821         6,114,264        22,852,063
     BHFTI MetLife Multi-Index Targeted Risk Division..........     72,865,348       846,047,309        46,648,532        76,317,433
     BHFTI MFS Research International Division.................     15,923,782       176,833,140         7,114,168        35,509,658
     BHFTI Morgan Stanley Mid Cap Growth Division..............     17,012,494       186,626,092        12,279,816        45,055,152
     BHFTI Oppenheimer Global Equity Division..................     10,856,639       174,171,065         9,454,993        47,185,780
     BHFTI PanAgora Global Diversified Risk Division...........      8,209,365        86,382,550        21,673,634        16,935,089
     BHFTI PIMCO Inflation Protected Bond Division.............     43,153,253       469,689,656        20,936,841        38,907,765
     BHFTI PIMCO Total Return Division.........................     79,783,938       937,818,373        42,250,836        80,015,704
     BHFTI Pyramis Government Income Division..................     43,481,999       469,084,559        15,364,122        70,534,744
     BHFTI Schroders Global Multi-Asset Division...............     43,799,685       485,559,958        16,336,707        48,053,370
     BHFTI Schroders Global Multi-Asset II Division............     32,747,512       362,654,057        19,180,795        29,468,404
     BHFTI SSGA Growth and Income ETF Division.................     70,008,959       767,214,929        28,839,428       125,487,676
     BHFTI SSGA Growth ETF Division............................     12,287,750       136,203,113         9,573,545        19,977,975
     BHFTI T. Rowe Price Large Cap Value Division..............         16,460           546,914           193,931            82,873
     BHFTI T. Rowe Price Mid Cap Growth Division...............     45,255,177       433,123,131        55,295,554        65,270,205
     BHFTI TCW Core Fixed Income Division......................         25,065           255,791            29,878            95,879
     BHFTI Victory Sycamore Mid Cap Value Division.............     20,592,908       358,591,025        11,559,196        53,699,728
     BHFTI Wells Capital Management Mid Cap Value Division.....         27,054           319,847            18,930            31,432
     BHFTII Baillie Gifford International Stock Division.......     10,488,701       112,706,411         3,742,670        22,275,026

(a)  For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 -------------     -------------    --------------    --------------
     BHFTII BlackRock Bond Income Division.....................      4,314,455       460,423,296       29,356,175         48,142,760
     BHFTII BlackRock Capital Appreciation Division............      4,460,830       125,174,272       11,277,392         32,481,009
     BHFTII BlackRock Ultra-Short Term Bond Division...........        560,284        56,072,865       12,365,662         16,400,562
     BHFTII Brighthouse Asset Allocation 20 Division...........     37,438,698       409,956,277       24,509,515         74,249,282
     BHFTII Brighthouse Asset Allocation 40 Division...........     97,721,687     1,075,108,344       68,438,547        184,616,525
     BHFTII Brighthouse Asset Allocation 60 Division...........    310,511,372     3,436,623,917      240,497,010        506,034,142
     BHFTII Brighthouse Asset Allocation 80 Division...........    136,308,558     1,577,478,005      146,181,148        218,916,254
     BHFTII Brighthouse/Artisan Mid Cap Value Division.........        892,605       192,435,810        6,171,405         38,636,490
     BHFTII Brighthouse/Dimensional International Small
       Company Division........................................        630,481         8,792,980        1,482,866          2,009,390
     BHFTII Brighthouse/Wellington Balanced Division...........     29,962,192       512,753,862       29,862,558         66,678,743
     BHFTII Brighthouse/Wellington Core Equity
       Opportunities Division..................................     17,848,583       523,556,295       31,469,347         84,687,098
     BHFTII Frontier Mid Cap Growth Division...................     13,453,235       352,675,905       15,225,835         59,575,606
     BHFTII Jennison Growth Division...........................     12,203,243       162,450,479       28,698,171         36,898,281
     BHFTII Loomis Sayles Small Cap Core Division..............        659,209       153,669,597       19,115,390         27,840,549
     BHFTII Loomis Sayles Small Cap Growth Division............      3,786,109        45,078,816        7,429,666         10,988,114
     BHFTII MetLife Aggregate Bond Index Division..............    105,191,745     1,137,660,056       75,233,955        100,040,194
     BHFTII MetLife Mid Cap Stock Index Division...............     28,977,413       421,534,202       54,351,509         72,240,125
     BHFTII MetLife MSCI EAFE Index Division...................     36,629,857       429,348,692       19,496,486         84,466,016
     BHFTII MetLife Russell 2000 Index Division................     17,265,446       257,241,032       35,167,191         47,398,059
     BHFTII MetLife Stock Index Division.......................     60,783,781     2,000,152,329      158,852,044        399,397,809
     BHFTII MFS Total Return Division..........................        827,654       120,675,456       15,721,237         22,735,347
     BHFTII MFS Value Division.................................     31,783,692       465,383,226       48,342,587         74,261,354
     BHFTII MFS Value II Division..............................     27,169,515       265,660,156       18,618,361         38,378,129
     BHFTII Neuberger Berman Genesis Division..................     13,996,222       217,705,946       29,872,813         40,804,666
     BHFTII T. Rowe Price Large Cap Growth Division............     24,366,421       462,301,533       60,007,107         67,745,124
     BHFTII T. Rowe Price Small Cap Growth Division............     19,636,718       335,987,609       41,947,390         50,365,437
     BHFTII Van Eck Global Natural Resources Division..........      3,479,913        40,899,464        6,265,590          4,815,634
     BHFTII Western Asset Management Strategic Bond
       Opportunities Division..................................     37,159,410       477,271,414       30,123,062         72,624,375
     BHFTII Western Asset Management U.S. Government
       Division................................................     13,766,158       165,159,478       13,282,991         19,816,827
     BlackRock Global Allocation V.I. Division.................          6,488            94,584           54,936            528,507
     Calvert VP SRI Balanced Division..........................     23,259,823        44,626,507        2,619,473          7,703,828
     Calvert VP SRI Mid Cap Division...........................        273,639         8,147,972          517,094          2,874,621
     Delaware VIP Small Cap Value Division.....................            515            18,331            9,562             23,696
     Fidelity VIP Contrafund Division..........................         21,747           680,698          158,505            695,596
     Fidelity VIP Equity-Income Division.......................      3,279,197        71,619,582        3,688,332         12,668,659
     Fidelity VIP Freedom 2020 Division........................         90,047         1,142,155          534,808          1,132,076
     Fidelity VIP Freedom 2025 Division........................         56,327           733,549          603,047          1,387,821
     Fidelity VIP Freedom 2030 Division........................        206,930         2,649,430        2,164,924          1,702,066
     Fidelity VIP Freedom 2040 Division........................         24,687           462,156          377,139            102,279
     Fidelity VIP Freedom 2050 Division........................         13,060           220,390          186,101            114,828
     Fidelity VIP FundsManager 50% Division....................     23,350,987       276,881,040        6,497,258         23,470,031
     Fidelity VIP FundsManager 60% Division....................     22,957,902       234,641,926        9,100,653         44,949,037
     Fidelity VIP Government Money Market Division.............      5,009,176         5,009,177        1,845,117          2,958,164
     Fidelity VIP Growth Division..............................      1,332,044        58,548,003        8,000,908         13,964,262
     Fidelity VIP Investment Grade Bond Division...............        799,993        10,263,981          987,973          3,281,245
     Fidelity VIP Mid Cap Division.............................         17,911           554,157           73,565            134,207
     FTVIPT Templeton Developing Markets VIP Division..........         14,947           110,874           41,670            171,718
     FTVIPT Templeton Foreign VIP Division.....................             47               674            2,573              3,457
     Ivy VIP Asset Strategy Division...........................            302             3,069              115                347
     Janus Henderson Enterprise Division.......................          2,247           126,033           26,533            162,108
     LMPVET ClearBridge Variable Appreciation Division.........          1,154            42,484           11,747                918

(a)  For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     LMPVET ClearBridge Variable Dividend Strategy
       Division.................................................          3,487           55,820             4,227            11,383
     LMPVET ClearBridge Variable Large Cap Growth
       Division.................................................         20,665          450,768           121,953           403,536
     LMPVET ClearBridge Variable Small Cap Growth
       Division.................................................          1,058           22,207             5,602            25,929
     LMPVIT Western Asset Core Plus Division....................         18,166          106,635            60,787           124,734
     Morgan Stanley VIF Global Infrastructure Division..........          7,853           62,057            18,369             9,834
     Oppenheimer Global Multi-Alternatives Fund/VA
       Division (a).............................................          1,601           15,807            15,913               106
     PIMCO VIT CommodityRealReturn Strategy Division............          7,007           54,650            20,930            16,652
     PIMCO VIT Emerging Markets Bond Division...................          5,406           69,131            18,388            33,919
     PIMCO VIT Unconstrained Bond Division......................         11,485          115,762            10,890             5,537
     TAP 1919 Variable Socially Responsive Balanced Division....            865           23,643            20,553             5,103

(a)  For the period April 28, 2017 to December 31, 2017.

This page is intentionally left blank.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                         AMERICAN FUNDS                  AMERICAN FUNDS
                                        AMERICAN FUNDS BOND               GLOBAL GROWTH            GLOBAL SMALL CAPITALIZATION
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017         2016 (a)          2017            2016
                                   -------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........      5,189,712       5,343,073        124,565              --      12,941,976      14,155,887
Units issued and transferred
   from other funding options....        765,011       1,067,373         15,891         128,623         650,457       1,217,864
Units redeemed and transferred to
   other funding options.........    (1,070,541)     (1,220,734)       (75,828)         (4,058)     (2,175,079)     (2,431,775)
                                   -------------  --------------  -------------  --------------  --------------  --------------
Units end of year................      4,884,182       5,189,712         64,628         124,565      11,417,354      12,941,976
                                   =============  ==============  =============  ==============  ==============  ==============


                                                                           AMERICAN FUNDS                  BHFTI AB GLOBAL
                                       AMERICAN FUNDS GROWTH                GROWTH-INCOME                DYNAMIC ALLOCATION
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       3,811,794       4,232,055       4,507,518       4,944,457     127,172,700     130,172,083
Units issued and transferred
   from other funding options....         204,460         288,897         232,771         397,936       2,114,307       8,951,455
Units redeemed and transferred to
   other funding options.........       (651,425)       (709,158)       (781,458)       (834,875)    (13,096,869)    (11,950,838)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       3,364,829       3,811,794       3,958,831       4,507,518     116,190,138     127,172,700
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                    BHFTI ALLIANZ GLOBAL INVESTORS       BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                       DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                               DIVISION                        DIVISION                       DIVISION
                                   --------------------------------  -----------------------------  ------------------------------
                                         2017            2016             2017            2016           2017            2016
                                    --------------  --------------   --------------  -------------  --------------  --------------

Units beginning of year..........       72,586,643      56,051,809       62,532,762     62,147,594      30,410,462      31,243,407
Units issued and transferred
   from other funding options....        6,240,343      25,986,665        4,094,865      6,902,314       2,567,687       3,539,074
Units redeemed and transferred to
   other funding options.........     (10,691,348)     (9,451,831)      (8,542,066)    (6,517,146)     (4,221,120)     (4,372,019)
                                    --------------  --------------   --------------  -------------  --------------  --------------
Units end of year................       68,135,638      72,586,643       58,085,561     62,532,762      28,757,029      30,410,462
                                    ==============  ==============   ==============  =============  ==============  ==============


                                          BHFTI AMERICAN                 BHFTI AMERICAN                    BHFTI AQR
                                           FUNDS GROWTH             FUNDS MODERATE ALLOCATION        GLOBAL RISK BALANCED
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017           2016            2017           2016            2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........     23,833,859      25,483,182      70,805,087     73,866,251     115,858,295     126,093,556
Units issued and transferred
   from other funding options....      1,155,011       2,394,214       2,514,467      5,455,439       2,731,189       4,757,578
Units redeemed and transferred to
   other funding options.........    (4,885,604)     (4,043,537)     (9,756,104)    (8,516,603)    (14,354,979)    (14,992,839)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................     20,103,266      23,833,859      63,563,450     70,805,087     104,234,505     115,858,295
                                   =============  ==============  ==============  =============  ==============  ==============

                                           BHFTI BLACKROCK                                                BHFTI BRIGHTHOUSE
                                     GLOBAL TACTICAL STRATEGIES     BHFTI BLACKROCK HIGH YIELD          ASSET ALLOCATION 100
                                              DIVISION                       DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     166,138,266     172,629,165          35,582          13,360      11,416,804      11,824,914
Units issued and transferred
   from other funding options....       2,583,581       9,764,784          13,749          26,711       1,016,487       1,315,216
Units redeemed and transferred to
   other funding options.........    (17,281,168)    (16,255,683)        (15,716)         (4,489)     (1,645,582)     (1,723,326)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     151,440,679     166,138,266          33,615          35,582      10,787,709      11,416,804
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                          BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE           BHFTI BRIGHTHOUSE/ABERDEEN
                                            BALANCED PLUS                 SMALL CAP VALUE              EMERGING MARKETS EQUITY
                                              DIVISION                       DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     267,191,129     269,246,848         648,258         655,473       5,375,922       5,630,392
Units issued and transferred
   from other funding options....      14,067,221      23,974,902          84,989         116,671         650,264       1,039,366
Units redeemed and transferred to
   other funding options.........    (26,775,890)    (26,030,621)       (121,782)       (123,886)     (1,244,323)     (1,293,836)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     254,482,460     267,191,129         611,465         648,258       4,781,863       5,375,922
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                      BHFTI BRIGHTHOUSE/ARTISAN        BHFTI BRIGHTHOUSE/EATON      BHFTI BRIGHTHOUSE/FRANKLIN
                                            INTERNATIONAL                VANCE FLOATING RATE         LOW DURATION TOTAL RETURN
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........             313             308       2,268,533       1,831,052       8,173,168       8,644,210
Units issued and transferred
   from other funding options....              15              53         698,790         860,509       2,165,265       1,957,332
Units redeemed and transferred to
   other funding options.........            (72)            (48)       (478,175)       (423,028)     (1,977,409)     (2,428,374)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................             256             313       2,489,148       2,268,533       8,361,024       8,173,168
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                    BHFTI BRIGHTHOUSE/TEMPLETON    BHFTI BRIGHTHOUSE/WELLINGTON             BHFTI CLARION
                                        INTERNATIONAL BOND              LARGE CAP RESEARCH               GLOBAL REAL ESTATE
                                             DIVISION                        DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017          2016 (b)          2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         610,154         611,605      12,937,320      14,241,297      12,014,777      12,591,472
Units issued and transferred
   from other funding options....          76,636         100,772         333,691         529,530       1,068,135       1,659,527
Units redeemed and transferred to
   other funding options.........        (96,994)       (102,223)     (1,758,073)     (1,833,507)     (2,207,560)     (2,236,222)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         589,796         610,154      11,512,938      12,937,320      10,875,352      12,014,777
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                          BHFTI CLEARBRIDGE             BHFTI HARRIS OAKMARK                BHFTI INVESCO
                                          AGGRESSIVE GROWTH                 INTERNATIONAL             BALANCED-RISK ALLOCATION
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      34,182,457      38,732,875      19,261,195      20,998,453     454,902,610     436,683,517
Units issued and transferred
   from other funding options....       2,400,788       4,237,249       1,630,199       2,786,258      59,335,497      73,116,622
Units redeemed and transferred to
   other funding options.........     (6,833,280)     (8,787,667)     (4,087,509)     (4,523,516)    (68,549,368)    (54,897,529)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      29,749,965      34,182,457      16,803,885      19,261,195     445,688,739     454,902,610
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                            BHFTI INVESCO
                                       BHFTI INVESCO COMSTOCK             SMALL CAP GROWTH            BHFTI JPMORGAN CORE BOND
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........           7,061             549       1,830,196       1,959,481       8,737,449       8,785,778
Units issued and transferred
   from other funding options....          10,322           6,845         228,994         409,910       1,370,016       1,878,876
Units redeemed and transferred to
   other funding options.........         (7,004)           (333)       (443,306)       (539,195)     (1,685,504)     (1,927,205)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          10,379           7,061       1,615,884       1,830,196       8,421,961       8,737,449
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                          BHFTI JPMORGAN                  BHFTI JPMORGAN               BHFTI LOOMIS SAYLES
                                     GLOBAL ACTIVE ALLOCATION             SMALL CAP VALUE                GLOBAL MARKETS
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                       2017            2016            2017            2016           2017            2016
                                   -------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........    658,264,125     631,444,568       1,149,179       1,050,675      6,761,244       6,737,799
Units issued and transferred
   from other funding options....     25,194,411      98,187,704         197,683         354,143        592,870       1,475,089
Units redeemed and transferred to
   other funding options.........   (76,822,208)    (71,368,147)       (310,228)       (255,639)    (1,473,325)     (1,451,644)
                                   -------------  --------------  --------------  --------------  -------------  --------------
Units end of year................    606,636,328     658,264,125       1,036,634       1,149,179      5,880,789       6,761,244
                                   =============  ==============  ==============  ==============  =============  ==============


                                           BHFTI METLIFE                    BHFTI MFS                BHFTI MORGAN STANLEY
                                     MULTI-INDEX TARGETED RISK       RESEARCH INTERNATIONAL             MID CAP GROWTH
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017            2016           2017            2016
                                   --------------  -------------  --------------  -------------  --------------  -------------

Units beginning of year..........     733,282,833    650,031,968      13,120,940     14,035,549      14,691,729     15,711,674
Units issued and transferred
   from other funding options....      42,539,347    167,934,726         700,417      1,326,847       1,352,701      1,343,773
Units redeemed and transferred to
   other funding options.........    (86,134,445)   (84,683,861)     (2,487,814)    (2,241,456)     (2,664,118)    (2,363,718)
                                   --------------  -------------  --------------  -------------  --------------  -------------
Units end of year................     689,687,735    733,282,833      11,333,543     13,120,940      13,380,312     14,691,729
                                   ==============  =============  ==============  =============  ==============  =============

                                         BHFTI OPPENHEIMER               BHFTI PANAGORA                    BHFTI PIMCO
                                           GLOBAL EQUITY             GLOBAL DIVERSIFIED RISK        INFLATION PROTECTED BOND
                                             DIVISION                       DIVISION                        DIVISION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017            2016           2017           2016            2017            2016
                                   --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........      16,415,762     15,876,834      74,593,960     27,943,566      29,444,296      31,458,298
Units issued and transferred
   from other funding options....       3,138,908      4,038,270      28,348,135     58,667,086       3,946,131       3,756,976
Units redeemed and transferred to
   other funding options.........     (3,778,596)    (3,499,342)    (22,166,429)   (12,016,692)     (5,244,717)     (5,770,978)
                                   --------------  -------------  --------------  -------------  --------------  --------------
Units end of year................      15,776,074     16,415,762      80,775,666     74,593,960      28,145,710      29,444,296
                                   ==============  =============  ==============  =============  ==============  ==============


                                                                            BHFTI PYRAMIS                 BHFTI SCHRODERS
                                      BHFTI PIMCO TOTAL RETURN            GOVERNMENT INCOME             GLOBAL MULTI-ASSET
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  -----------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........      52,424,443      56,338,885      47,006,535      46,949,292    424,763,788     411,432,972
Units issued and transferred
   from other funding options....       5,919,475       6,625,280       2,754,429       8,526,954     17,227,523      57,575,146
Units redeemed and transferred to
   other funding options.........     (8,902,148)    (10,539,722)     (8,195,216)     (8,469,711)   (46,732,899)    (44,244,330)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................      49,441,770      52,424,443      41,565,748      47,006,535    395,258,412     424,763,788
                                   ==============  ==============  ==============  ==============  =============  ==============

                                          BHFTI SCHRODERS                  BHFTI SSGA
                                       GLOBAL MULTI-ASSET II          GROWTH AND INCOME ETF          BHFTI SSGA GROWTH ETF
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........     32,392,292      27,478,865      55,792,678     59,547,628      9,414,590      10,147,586
Units issued and transferred
   from other funding options....      3,474,394       8,463,714       1,427,147      2,970,647        542,921         857,054
Units redeemed and transferred to
   other funding options.........    (4,262,918)     (3,550,287)     (8,025,972)    (6,725,597)    (1,332,783)     (1,590,050)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................     31,603,768      32,392,292      49,193,853     55,792,678      8,624,728       9,414,590
                                   =============  ==============  ==============  =============  =============  ==============


                                        BHFTI T. ROWE PRICE             BHFTI T. ROWE PRICE                 BHFTI TCW
                                          LARGE CAP VALUE                 MID CAP GROWTH                CORE FIXED INCOME
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2017            2016           2017            2016            2017           2016
                                   --------------  -------------  --------------  --------------  --------------  -------------

Units beginning of year..........          22,303          1,871      23,983,678      25,470,150          31,998          2,096
Units issued and transferred
   from other funding options....           5,544         22,825       2,390,090       4,072,706           2,533         31,829
Units redeemed and transferred to
   other funding options.........         (4,751)        (2,393)     (4,605,277)     (5,559,178)         (9,257)        (1,927)
                                   --------------  -------------  --------------  --------------  --------------  -------------
Units end of year................          23,096         22,303      21,768,491      23,983,678          25,274         31,998
                                   ==============  =============  ==============  ==============  ==============  =============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                      BHFTI VICTORY SYCAMORE           BHFTI WELLS CAPITAL            BHFTII BAILLIE GIFFORD
                                           MID CAP VALUE            MANAGEMENT MID CAP VALUE            INTERNATIONAL STOCK
                                             DIVISION                       DIVISION                         DIVISION
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017            2016
                                   --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........      11,613,954     12,869,603          13,137           7,543       8,556,834       9,402,801
Units issued and transferred
   from other funding options....         891,549      1,089,141             616           7,290         443,472         625,397
Units redeemed and transferred to
   other funding options.........     (1,998,089)    (2,344,790)         (1,072)         (1,696)     (1,544,217)     (1,471,364)
                                   --------------  -------------  --------------  --------------  --------------  --------------
Units end of year................      10,507,414     11,613,954          12,681          13,137       7,456,089       8,556,834
                                   ==============  =============  ==============  ==============  ==============  ==============


                                              BHFTII                      BHFTII BLACKROCK                BHFTII BLACKROCK
                                       BLACKROCK BOND INCOME            CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      10,189,467      10,737,933       5,990,155       6,648,572       4,242,132       5,220,428
Units issued and transferred
   from other funding options....       1,020,199       1,358,738         454,381         658,813       1,384,500       1,527,728
Units redeemed and transferred to
   other funding options.........     (1,714,576)     (1,907,204)     (1,129,948)     (1,317,230)     (1,549,276)     (2,506,024)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       9,495,090      10,189,467       5,314,588       5,990,155       4,077,356       4,242,132
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                         BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                         ASSET ALLOCATION 20             ASSET ALLOCATION 40             ASSET ALLOCATION 60
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  -------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  ---------------

Units beginning of year..........      30,580,692      33,195,826      78,507,145      85,328,132     240,019,648      257,093,725
Units issued and transferred
   from other funding options....       1,605,137       2,795,983       2,846,825       5,134,614       6,884,662       13,720,821
Units redeemed and transferred to
   other funding options.........     (5,553,189)     (5,411,117)    (13,266,553)    (11,955,601)    (33,031,946)     (30,794,898)
                                   --------------  --------------  --------------  --------------  --------------  ---------------
Units end of year................      26,632,640      30,580,692      68,087,417      78,507,145     213,872,364      240,019,648
                                   ==============  ==============  ==============  ==============  ==============  ===============


                                                                                                               BHFTII
                                        BHFTII BRIGHTHOUSE          BHFTII BRIGHTHOUSE/ARTISAN         BRIGHTHOUSE/DIMENSIONAL
                                        ASSET ALLOCATION 80                MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                             DIVISION                        DIVISION                         DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     108,427,987     116,127,054       5,613,562       5,928,571         396,617         383,113
Units issued and transferred
   from other funding options....       4,160,601       6,923,061         354,635         789,304          57,886         101,878
Units redeemed and transferred to
   other funding options.........    (14,349,439)    (14,622,128)     (1,084,007)     (1,104,313)       (100,857)        (88,374)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      98,239,149     108,427,987       4,884,190       5,613,562         353,646         396,617
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                   BHFTII BRIGHTHOUSE/WELLINGTON    BHFTII BRIGHTHOUSE/WELLINGTON              BHFTII
                                             BALANCED                 CORE EQUITY OPPORTUNITIES        FRONTIER MID CAP GROWTH
                                             DIVISION                         DIVISION                        DIVISION
                                   ------------------------------  -------------------------------  ------------------------------
                                        2017            2016            2017            2016             2017            2016
                                   --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year..........      11,309,419      12,350,663      12,871,913      14,083,686        7,660,214       8,386,483
Units issued and transferred
   from other funding options....         355,054         473,788         440,785         978,018          287,763         387,278
Units redeemed and transferred to
   other funding options.........     (1,327,911)     (1,515,032)     (2,056,457)     (2,189,791)      (1,026,134)     (1,113,547)
                                   --------------  --------------  --------------  --------------   --------------  --------------
Units end of year................      10,336,562      11,309,419      11,256,241      12,871,913        6,921,843       7,660,214
                                   ==============  ==============  ==============  ==============   ==============  ==============


                                                                      BHFTII LOOMIS SAYLES             BHFTII LOOMIS SAYLES
                                      BHFTII JENNISON GROWTH             SMALL CAP CORE                  SMALL CAP GROWTH
                                             DIVISION                       DIVISION                         DIVISION
                                   -----------------------------  ------------------------------  ------------------------------
                                        2017           2016            2017            2016            2017            2016
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........     16,378,562      17,957,908       4,342,911       4,874,168       2,721,567       3,053,307
Units issued and transferred
   from other funding options....      2,774,059       3,428,660         309,418         305,770         350,340         337,655
Units redeemed and transferred to
   other funding options.........    (4,205,793)     (5,008,006)       (789,629)       (837,027)       (603,440)       (669,395)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................     14,946,828      16,378,562       3,862,700       4,342,911       2,468,467       2,721,567
                                   =============  ==============  ==============  ==============  ==============  ==============

                                      BHFTII METLIFE AGGREGATE             BHFTII METLIFE                  BHFTII METLIFE
                                             BOND INDEX                  MID CAP STOCK INDEX               MSCI EAFE INDEX
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      67,082,177      68,245,879      17,710,513      19,052,817      34,611,269      34,877,903
Units issued and transferred
   from other funding options....       8,681,776      11,328,739       1,661,104       2,351,053       2,000,862       4,902,732
Units redeemed and transferred to
   other funding options.........    (11,189,082)    (12,492,441)     (3,305,652)     (3,693,357)     (6,483,069)     (5,169,366)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      64,574,871      67,082,177      16,065,965      17,710,513      30,129,062      34,611,269
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                          BHFTII METLIFE
                                        RUSSELL 2000 INDEX          BHFTII METLIFE STOCK INDEX       BHFTII MFS TOTAL RETURN
                                             DIVISION                        DIVISION                       DIVISION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2017           2016            2017            2016            2017           2016
                                   -------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........     11,262,895      12,012,694      41,650,103      45,195,410      4,213,037       4,556,651
Units issued and transferred
   from other funding options....      1,402,837       1,834,646       2,270,070       3,517,849        249,028         425,147
Units redeemed and transferred to
   other funding options.........    (2,205,881)     (2,584,445)     (6,614,116)     (7,063,156)      (683,699)       (768,761)
                                   -------------  --------------  --------------  --------------  -------------  --------------
Units end of year................     10,459,851      11,262,895      37,306,057      41,650,103      3,778,366       4,213,037
                                   =============  ==============  ==============  ==============  =============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                                                              BHFTII
                                          BHFTII MFS VALUE               BHFTII MFS VALUE II         NEUBERGER BERMAN GENESIS
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  -----------------------------
                                        2017            2016            2017            2016           2017            2016
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........      23,336,266      24,529,013      13,722,798      14,658,312     11,028,717      12,205,331
Units issued and transferred
   from other funding options....       1,568,234       3,264,340       1,798,783       2,417,659        563,212         671,353
Units redeemed and transferred to
   other funding options.........     (4,227,162)     (4,457,087)     (2,939,365)     (3,353,173)    (1,763,910)     (1,847,967)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................      20,677,338      23,336,266      12,582,216      13,722,798      9,828,019      11,028,717
                                   ==============  ==============  ==============  ==============  =============  ==============


                                        BHFTII T. ROWE PRICE           BHFTII T. ROWE PRICE               BHFTII VAN ECK
                                          LARGE CAP GROWTH               SMALL CAP GROWTH            GLOBAL NATURAL RESOURCES
                                              DIVISION                       DIVISION                        DIVISION
                                   ------------------------------  -----------------------------  ------------------------------
                                        2017            2016            2017           2016            2017            2016
                                   --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........      20,326,210      20,053,722      11,498,401     12,314,868       2,736,220       3,453,656
Units issued and transferred
   from other funding options....       2,808,055       5,112,945       1,160,544      1,695,965         871,443         620,109
Units redeemed and transferred to
   other funding options.........     (4,136,197)     (4,840,457)     (1,943,592)    (2,512,432)       (685,733)     (1,337,545)
                                   --------------  --------------  --------------  -------------  --------------  --------------
Units end of year................      18,998,068      20,326,210      10,715,353     11,498,401       2,921,930       2,736,220
                                   ==============  ==============  ==============  =============  ==============  ==============

                                         BHFTII WESTERN ASSET             BHFTII WESTERN ASSET
                                       MANAGEMENT STRATEGIC BOND               MANAGEMENT                       BLACKROCK
                                             OPPORTUNITIES                   U.S. GOVERNMENT             GLOBAL ALLOCATION V.I.
                                               DIVISION                         DIVISION                        DIVISION
                                   --------------------------------  ------------------------------  ------------------------------
                                         2017            2016             2017            2016            2017            2016
                                   ---------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........       17,633,082        7,434,184       9,582,786      10,199,735          25,590          24,602
Units issued and transferred
   from other funding options....        1,548,493       13,465,277       1,247,608       1,413,965           2,408           1,300
Units redeemed and transferred to
   other funding options.........      (3,327,493)      (3,266,379)     (1,808,411)     (2,030,914)        (23,810)           (312)
                                   ---------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................       15,854,082       17,633,082       9,021,983       9,582,786           4,188          25,590
                                   ===============  ===============  ==============  ==============  ==============  ==============




                                       CALVERT VP SRI BALANCED         CALVERT VP SRI MID CAP      DELAWARE VIP SMALL CAP VALUE
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,327,240       1,430,108         186,977         227,418          25,822              --
Units issued and transferred
   from other funding options....          62,878          83,745          12,518          11,183           6,250          31,874
Units redeemed and transferred to
   other funding options.........       (203,658)       (186,613)        (53,621)        (51,624)        (17,230)         (6,052)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,186,460       1,327,240         145,874         186,977          14,842          25,822
                                   ==============  ==============  ==============  ==============  ==============  ==============

                                       FIDELITY VIP CONTRAFUND         FIDELITY VIP EQUITY-INCOME
                                              DIVISION                          DIVISION
                                   -------------------------------  --------------------------------
                                        2017            2016              2017            2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........         161,557            2,695        2,327,096        2,619,253
Units issued and transferred
   from other funding options....          14,938          160,291           56,808           65,982
Units redeemed and transferred to
   other funding options.........        (86,831)          (1,429)        (335,539)        (358,139)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................          89,664          161,557        2,048,365        2,327,096
                                   ==============  ===============  ===============  ===============


                                      FIDELITY VIP FREEDOM 2020        FIDELITY VIP FREEDOM 2025        FIDELITY VIP FREEDOM 2030
                                              DIVISION                         DIVISION                         DIVISION
                                   -------------------------------  -------------------------------  -------------------------------
                                         2017          2016 (c)           2017          2016 (c)          2017           2016 (c)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........           98,961              --           79,781              --          115,111              --
Units issued and transferred
   from other funding options....           28,432         101,889           30,413          80,161          112,071         115,936
Units redeemed and transferred to
   other funding options.........         (64,387)         (2,928)         (71,616)           (380)         (87,533)           (825)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................           63,006          98,961           38,578          79,781          139,649         115,111
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                       FIDELITY VIP FREEDOM 2040
                                               DIVISION
                                   --------------------------------
                                        2017            2016 (c)
                                   ---------------  ---------------

Units beginning of year..........            7,760               --
Units issued and transferred
   from other funding options....           14,593            8,269
Units redeemed and transferred to
   other funding options.........          (3,934)            (509)
                                   ---------------  ---------------
Units end of year................           18,419            7,760
                                   ===============  ===============

                                                                              FIDELITY VIP                    FIDELITY VIP
                                       FIDELITY VIP FREEDOM 2050            FUNDSMANAGER 50%                FUNDSMANAGER 60%
                                               DIVISION                         DIVISION                        DIVISION
                                   --------------------------------  ------------------------------  ------------------------------
                                         2017          2016 (c)           2017            2016            2017            2016
                                   ---------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........            6,075               --      22,355,817      22,380,417      22,614,243      24,528,850
Units issued and transferred
   from other funding options....            7,180            7,018          86,412       1,194,730          26,377         183,635
Units redeemed and transferred to
   other funding options.........          (4,702)            (943)     (1,242,071)     (1,219,330)     (2,912,441)     (2,098,242)
                                   ---------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................            8,553            6,075      21,200,158      22,355,817      19,728,179      22,614,243
                                   ===============  ===============  ==============  ==============  ==============  ==============


                                            FIDELITY VIP                                                   FIDELITY VIP
                                       GOVERNMENT MONEY MARKET           FIDELITY VIP GROWTH           INVESTMENT GRADE BOND
                                              DIVISION                        DIVISION                       DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017            2016            2017            2016
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........         379,214         554,548       1,115,679       1,266,107         365,398         424,477
Units issued and transferred
   from other funding options....         130,667       1,494,955          34,152          36,633          34,876          45,073
Units redeemed and transferred to
   other funding options.........       (198,769)     (1,670,289)       (169,563)       (187,061)       (107,154)       (104,152)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................         311,112         379,214         980,268       1,115,679         293,120         365,398
                                   ==============  ==============  ==============  ==============  ==============  ==============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                         FTVIPT TEMPLETON                FTVIPT TEMPLETON
                                       FIDELITY VIP MID CAP           DEVELOPING MARKETS VIP                FOREIGN VIP
                                             DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017          2016 (a)          2017          2016 (a)          2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........          92,941              --         168,845              --             353              --
Units issued and transferred
   from other funding options....           6,610          93,268          25,811         183,316             616             494
Units redeemed and transferred to
   other funding options.........        (18,433)           (327)       (110,778)        (14,471)           (810)           (141)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          81,118          92,941          83,878         168,845             159             353
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                         LMPVET CLEARBRIDGE
                                       IVY VIP ASSET STRATEGY        JANUS HENDERSON ENTERPRISE         VARIABLE APPRECIATION
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017            2016            2017          2016 (a)          2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........             183             191          31,893              --           5,096              --
Units issued and transferred
   from other funding options....               5              27           2,537          32,704           1,552           5,238
Units redeemed and transferred to
   other funding options.........            (21)            (35)        (19,121)           (811)           (162)           (142)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................             167             183          15,309          31,893           6,486           5,096
                                   ==============  ==============  ==============  ==============  ==============  ==============



                                         LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY       VARIABLE LARGE CAP GROWTH       VARIABLE SMALL CAP GROWTH
                                              DIVISION                        DIVISION                        DIVISION
                                   ------------------------------  ------------------------------  ------------------------------
                                        2017          2016 (a)          2017          2016 (a)          2017          2016 (a)
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........          52,618              --         224,143              --          12,622              --
Units issued and transferred
   from other funding options....           3,419          52,618          31,352         229,023           1,436          12,728
Units redeemed and transferred to
   other funding options.........         (9,366)              --       (123,428)         (4,880)         (7,233)           (106)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................          46,671          52,618         132,067         224,143           6,825          12,622
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                      OPPENHEIMER
                                                                                                     GLOBAL MULTI-
                                               LMPVIT                      MORGAN STANLEY            ALTERNATIVES
                                       WESTERN ASSET CORE PLUS        VIF GLOBAL INFRASTRUCTURE         FUND/VA
                                              DIVISION                        DIVISION                 DIVISION
                                   -------------------------------  ------------------------------  --------------
                                         2017          2016 (a)          2017            2016          2017 (d)
                                   ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........           51,470              --           4,158           5,480              --
Units issued and transferred
   from other funding options....           19,420          54,795           1,158           1,637           1,578
Units redeemed and transferred to
   other funding options.........         (39,754)         (3,325)           (694)         (2,959)              --
                                   ---------------  --------------  --------------  --------------  --------------
Units end of year................           31,136          51,470           4,622           4,158           1,578
                                   ===============  ==============  ==============  ==============  ==============

                                        PIMCO VIT COMMODITY                 PIMCO VIT                      PIMCO VIT
                                        REALRETURN STRATEGY           EMERGING MARKETS BOND           UNCONSTRAINED BOND
                                             DIVISION                       DIVISION                       DIVISION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016           2017            2016
                                   -------------  --------------  --------------  -------------  -------------  --------------

Units beginning of year..........          6,890           6,911           8,142          7,377         11,278           6,574
Units issued and transferred
   from other funding options....          2,358           1,305           1,408         11,712            936           6,685
Units redeemed and transferred to
   other funding options.........        (2,331)         (1,326)         (3,129)       (10,947)          (398)         (1,981)
                                   -------------  --------------  --------------  -------------  -------------  --------------
Units end of year................          6,917           6,890           6,421          8,142         11,816          11,278
                                   =============  ==============  ==============  =============  =============  ==============


                                         TAP 1919 VARIABLE
                                   SOCIALLY RESPONSIVE BALANCED
                                             DIVISION
                                   -----------------------------
                                        2017           2016
                                   --------------  -------------

Units beginning of year..........           1,649            501
Units issued and transferred
   from other funding options....           3,765          1,175
Units redeemed and transferred to
   other funding options.........           (984)           (27)
                                   --------------  -------------
Units end of year................           4,430          1,649
                                   ==============  =============

(a) Commenced October 31, 2013 and began transactions in 2016.
(b) Prior year has been recast to conform with current year presentation (see footnote 6).
(c) Commenced May 1, 2015 and began transactions in 2016.
(d) For the period April 28, 2017 to December 31, 2017.

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2017:

                                                       AS OF DECEMBER 31
                                         ---------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  American Funds Bond Division     2017     4,884,182     1.03 - 21.56      88,742,232
                                   2016     5,189,712     1.01 - 20.94      92,324,388
                                   2015     5,343,073     0.99 - 20.47      93,643,199
                                   2014     5,917,641    14.68 - 20.55     105,024,754
                                   2013     6,618,957    14.30 - 19.64     113,016,439

  American Funds Global Growth     2017        64,628             5.78         373,749
     Division                      2016       124,565             4.44         552,875
     (Commenced 10/31/2013
     and began transactions in 2016)

  American Funds Global Small      2017    11,417,354     4.37 - 51.69     501,546,451
     Capitalization Division       2016    12,941,976     3.53 - 41.36     458,931,633
                                   2015    14,155,887     3.51 - 40.82     497,974,630
                                   2014    15,709,137     3.56 - 41.02     552,526,997
                                   2013    16,907,172     3.54 - 40.47     588,501,415

  American Funds Growth            2017     3,364,829    1.82 - 424.27   1,071,645,690
     Division                      2016     3,811,794    1.44 - 333.19     963,320,699
                                   2015     4,232,055    1.35 - 306.61     997,764,490
                                   2014     4,789,973    1.28 - 289.09   1,071,813,826
                                   2013     5,377,037    1.20 - 268.43   1,121,813,455

  American Funds                   2017     3,958,831   20.90 - 278.86     845,856,636
     Growth-Income Division        2016     4,507,518   17.35 - 229.57     798,505,698
                                   2015     4,944,457   15.81 - 207.40     797,586,116
                                   2014     5,420,861   15.84 - 205.97     871,662,648
                                   2013     5,897,170   14.54 - 187.57     866,506,820

  BHFTI AB Global Dynamic          2017   116,190,138    13.28 - 14.20   1,634,691,183
     Allocation Division           2016   127,172,700    11.94 - 12.64   1,594,255,019
                                   2015   130,172,083    11.77 - 12.33   1,594,775,590
                                   2014   131,033,623    11.93 - 12.37   1,616,024,275
                                   2013   133,911,328    11.35 - 11.66   1,557,670,400

  BHFTI Allianz Global             2017    68,135,638      1.14 - 1.17      79,721,572
     Investors Dynamic             2016    72,586,643      1.01 - 1.03      74,463,734
     Multi-Asset Plus Division     2015    56,051,809      1.01 - 1.02      57,080,060
     (Commenced 4/28/2014)         2014    11,555,790             1.04      12,033,381

  BHFTI American Funds             2017    58,085,561     1.59 - 17.34     919,484,643
     Balanced Allocation Division  2016    62,532,762     1.38 - 14.89     854,544,975
                                   2015    62,147,594     1.29 - 13.87     802,015,862
                                   2014    62,423,987     1.32 - 14.01     823,208,734
                                   2013    63,540,868     1.26 - 13.26     799,895,152

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  American Funds Bond Division     2017      1.88         0.50 - 2.15           1.31 - 3.00
                                   2016      1.67         0.50 - 2.15           0.60 - 2.28
                                   2015      1.62         0.50 - 2.30       (2.01) - (0.37)
                                   2014      1.87         0.50 - 2.55           2.63 - 4.60
                                   2013      1.73         0.65 - 2.55       (4.62) - (2.79)

  American Funds Global Growth     2017      0.53                0.90                 30.30
     Division                      2016      1.37                0.90                (0.28)
     (Commenced 10/31/2013
     and began transactions in 2016)

  American Funds Global Small      2017      0.43         0.50 - 2.50         22.80 - 25.08
     Capitalization Division       2016      0.24         0.50 - 2.50         (0.42) - 1.44
                                   2015        --         0.50 - 2.55       (6.41) - (0.38)
                                   2014      0.12         0.50 - 2.55         (0.45) - 1.46
                                   2013      0.87         0.65 - 2.55         25.05 - 27.45

  American Funds Growth            2017      0.49         0.50 - 2.35         25.32 - 27.34
     Division                      2016      0.76         0.50 - 2.35           6.95 - 8.67
                                   2015      0.58         0.50 - 2.35           4.38 - 6.17
                                   2014      0.77         0.50 - 2.55           5.78 - 7.81
                                   2013      0.92         0.65 - 2.55         18.89 - 29.26

  American Funds                   2017      1.36         0.50 - 2.35         19.55 - 21.47
     Growth-Income Division        2016      1.46         0.50 - 2.35          8.88 - 10.69
                                   2015      1.28         0.50 - 2.55         (1.10) - 0.80
                                   2014      1.27         0.50 - 2.55           7.85 - 9.92
                                   2013      1.34         0.65 - 2.55         30.14 - 32.64

  BHFTI AB Global Dynamic          2017      1.48         1.10 - 2.10         11.26 - 12.38
     Allocation Division           2016      1.59         1.10 - 2.10           1.44 - 2.46
                                   2015      3.26         1.10 - 2.10       (1.51) - (0.52)
                                   2014      1.94         1.15 - 2.15           5.06 - 6.12
                                   2013      1.24         1.15 - 2.15           8.78 - 9.88

  BHFTI Allianz Global             2017      1.51         1.15 - 2.00         13.21 - 14.17
     Investors Dynamic             2016      0.05         1.15 - 2.00         (0.02) - 0.83
     Multi-Asset Plus Division     2015      1.82         1.15 - 2.00       (2.94) - (2.12)
     (Commenced 4/28/2014)         2014      0.87         1.15 - 2.15           3.84 - 4.55

  BHFTI American Funds             2017      1.49         0.50 - 2.10         14.44 - 16.44
     Balanced Allocation Division  2016      1.62         0.50 - 2.10           5.57 - 7.34
                                   2015      1.39         0.50 - 2.10       (2.77) - (0.97)
                                   2014      1.26         0.50 - 2.30           3.64 - 5.70
                                   2013      1.35         0.50 - 2.30         15.84 - 18.14

               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI American Funds Growth        2017    28,757,029     1.67 - 17.99     479,556,343
     Allocation Division             2016    30,410,462     1.44 - 14.90     423,353,677
                                     2015    31,243,407     1.33 - 13.75     404,659,720
                                     2014    32,454,186    12.33 - 13.92     428,719,024
                                     2013    33,203,104    11.86 - 13.15     417,519,485

  BHFTI American Funds Growth        2017    20,103,266     2.01 - 20.37     395,973,373
     Division                        2016    23,833,859     1.59 - 16.08     371,921,161
                                     2015    25,483,182     1.47 - 14.88     369,229,553
                                     2014    27,479,262    12.93 - 13.92     379,282,255
                                     2013    28,606,942    12.22 - 13.01     369,736,899

  BHFTI American Funds               2017    63,563,450     1.55 - 16.10     949,575,557
     Moderate Allocation Division    2016    70,805,087     1.38 - 14.32     943,720,963
                                     2015    73,866,251    11.89 - 13.45     936,586,101
                                     2014    76,352,619    12.07 - 13.62     987,325,915
                                     2013    78,734,890    11.64 - 12.90     971,848,247

  BHFTI AQR Global Risk              2017   104,234,505    10.64 - 11.96   1,234,346,275
     Balanced Division               2016   115,858,295     9.81 - 11.01   1,265,046,973
                                     2015   126,093,556     9.12 - 10.21   1,279,345,923
                                     2014   138,096,106    10.21 - 11.40   1,568,831,639
                                     2013   152,729,567    10.79 - 11.09   1,689,296,732

  BHFTI BlackRock Global             2017   151,440,679    12.70 - 13.53   2,029,561,004
     Tactical Strategies Division    2016   166,138,266    11.44 - 12.07   1,989,443,856
                                     2015   172,629,165    11.18 - 11.69   2,004,095,320
                                     2014   173,246,218    11.38 - 11.81   2,038,618,922
                                     2013   177,074,342    10.98 - 11.28   1,991,834,922

  BHFTI BlackRock High Yield         2017        33,615     3.33 - 31.86         413,602
     Division                        2016        35,582     3.12 - 29.89         331,029
     (Commenced 12/13/2013           2015        13,360     2.76 - 26.52         172,276
     and began transactions in 2014) 2014         5,135     2.90 - 27.94          15,808

  BHFTI Brighthouse Asset            2017    10,787,709     2.14 - 40.84     248,628,040
     Allocation 100 Division         2016    11,416,804     1.76 - 33.59     218,682,416
                                     2015    11,824,914     1.63 - 31.18     214,215,734
                                     2014    12,211,757     1.68 - 32.14     230,931,939
                                     2013    12,315,616    14.47 - 30.96     228,507,697

  BHFTI Brighthouse Balanced         2017   254,482,460    14.31 - 15.35   3,869,437,236
     Plus Division                   2016   267,191,129    12.36 - 13.12   3,476,074,955
                                     2015   269,246,848    11.65 - 12.24   3,272,800,741
                                     2014   257,684,739    12.41 - 12.88   3,306,532,931
                                     2013   232,765,795    11.57 - 11.88   2,758,152,662

  BHFTI Brighthouse Small Cap        2017       611,465     3.49 - 37.18      19,791,285
     Value Division                  2016       648,258     3.15 - 33.45      18,727,164
                                     2015       655,473    22.19 - 25.61      15,330,460
                                     2014       671,658    23.82 - 27.21      16,801,002
                                     2013       677,162    23.78 - 26.89      16,848,467



                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI American Funds Growth        2017      1.24         0.50 - 2.15        18.77 - 20.74
     Allocation Division             2016      1.31         0.50 - 2.15          6.64 - 8.42
                                     2015      1.31         0.50 - 2.30      (3.01) - (1.25)
                                     2014      1.02         0.50 - 2.30          3.97 - 5.86
                                     2013      0.99         0.50 - 2.30        22.26 - 24.48

  BHFTI American Funds Growth        2017      0.40         0.95 - 2.25        25.06 - 26.70
     Division                        2016      0.30         0.95 - 2.25          6.67 - 8.07
                                     2015      0.87         0.95 - 2.25          1.83 - 5.33
                                     2014      0.55         1.15 - 2.25          0.53 - 6.95
                                     2013      0.44         1.15 - 2.25        26.90 - 28.30

  BHFTI American Funds               2017      1.77         0.50 - 2.10        10.62 - 12.40
     Moderate Allocation Division    2016      1.91         0.50 - 2.10          4.79 - 6.48
                                     2015      1.49         0.50 - 2.10      (2.79) - (1.22)
                                     2014      1.45         0.50 - 2.30          3.68 - 5.57
                                     2013      1.64         0.50 - 2.30        10.94 - 12.95

  BHFTI AQR Global Risk              2017      1.71         1.10 - 2.10          7.53 - 8.60
     Balanced Division               2016        --         1.10 - 2.15          6.64 - 7.77
                                     2015      5.49         1.10 - 2.15     (11.50) - (4.32)
                                     2014        --         1.15 - 2.15          1.79 - 2.81
                                     2013      2.07         1.15 - 2.15      (5.45) - (4.50)

  BHFTI BlackRock Global             2017      0.67         1.10 - 2.05        11.02 - 12.07
     Tactical Strategies Division    2016      1.45         1.10 - 2.05          2.31 - 3.29
                                     2015      1.53         1.10 - 2.05      (2.14) - (1.20)
                                     2014      1.12         1.15 - 2.15          3.66 - 4.70
                                     2013      1.33         1.15 - 2.15          7.96 - 9.05

  BHFTI BlackRock High Yield         2017      5.40         0.90 - 1.60          6.05 - 7.10
     Division                        2016      5.83         0.90 - 1.60        12.17 - 13.24
     (Commenced 12/13/2013           2015      5.69         1.10 - 1.60      (5.57) - (4.84)
     and began transactions in 2014) 2014        --         0.90 - 1.15        (1.82) - 2.48

  BHFTI Brighthouse Asset            2017      1.34         0.50 - 2.05        20.45 - 22.32
     Allocation 100 Division         2016      2.39         0.50 - 2.05          6.77 - 8.43
                                     2015      1.40         0.50 - 2.05      (4.00) - (2.50)
                                     2014      0.81         0.50 - 2.05          2.96 - 4.56
                                     2013      0.59         0.50 - 2.30        16.29 - 28.86

  BHFTI Brighthouse Balanced         2017      1.55         1.10 - 2.15        15.82 - 17.04
     Plus Division                   2016      2.87         1.10 - 2.15          6.06 - 7.18
                                     2015      2.09         1.10 - 2.15      (6.13) - (5.14)
                                     2014      1.73         1.15 - 2.15          7.32 - 8.39
                                     2013      1.12         1.15 - 2.15        11.93 - 13.05

  BHFTI Brighthouse Small Cap        2017      0.91         0.50 - 1.55         9.99 - 11.14
     Value Division                  2016      1.05         0.50 - 1.55        29.24 - 30.60
                                     2015      0.09         0.50 - 1.55      (6.86) - (5.88)
                                     2014      0.04         0.50 - 1.55          0.15 - 1.21
                                     2013      0.94         0.50 - 1.55        30.41 - 31.79



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  BHFTI Brighthouse/Aberdeen       2017     4,781,863      1.32 - 12.72      58,423,937
     Emerging Markets Equity       2016     5,375,922      1.03 - 10.01      51,521,589
     Division                      2015     5,630,392       7.99 - 9.06      49,518,855
                                   2014     5,102,751      1.09 - 10.43      52,734,725
                                   2013     4,752,160     10.37 - 11.29      53,202,058

  BHFTI Brighthouse/Artisan        2017           256             10.98           2,810
     International Division        2016           313              8.47           2,647
     (Commenced 11/19/2014 and     2015           308              9.46           2,913
     began transactions in 2015)

  BHFTI Brighthouse/Eaton          2017     2,489,148     11.34 - 12.20      29,625,659
     Vance Floating Rate Division  2016     2,268,533     11.17 - 11.90      26,476,747
                                   2015     1,831,052     10.43 - 11.01      19,924,175
                                   2014     1,809,222     10.74 - 11.20      20,128,137
                                   2013     1,555,867     10.88 - 11.25      17,414,855

  BHFTI Brighthouse/Franklin       2017     8,361,024      9.56 - 10.57      83,966,094
     Low Duration Total Return     2016     8,173,168      9.63 - 10.48      82,027,391
     Division                      2015     8,644,210      9.52 - 10.22      85,200,113
                                   2014     9,626,185      9.76 - 10.33      96,688,495
                                   2013     7,621,281      9.86 - 10.27      76,708,364

  BHFTI Brighthouse/Templeton      2017       589,796     11.83 - 12.96       7,449,814
     International Bond Division   2016       610,154     12.06 - 13.07       7,790,764
                                   2015       611,605     12.19 - 13.08       7,837,819
                                   2014       617,146     12.98 - 13.62       8,355,488
                                   2013       656,394     13.09 - 13.62       8,897,037

  BHFTI                            2017    11,512,938     2.28 - 455.44     764,291,187
     Brighthouse/Wellington    2016 (a)    12,937,320     1.89 - 372.76     703,695,885
     Large Cap Research        2015 (a)    14,241,297    10.89 - 343.28     724,175,878
     Division                  2014 (a)    15,681,974    10.57 - 327.95     776,280,727
                               2013 (a)    17,016,773     9.43 - 288.01     755,010,557

  BHFTI Clarion Global Real        2017    10,875,352      2.13 - 22.47     218,280,039
     Estate Division               2016    12,014,777      1.94 - 20.39     220,012,334
                                   2015    12,591,472      1.94 - 20.32     233,288,277
                                   2014    13,729,569      1.98 - 20.71     260,956,015
                                   2013    14,902,299      2.97 - 18.38     253,186,000

  BHFTI ClearBridge                2017    29,749,965     1.75 - 392.14     575,606,365
     Aggressive Growth Division    2016    34,182,457     1.49 - 332.84     556,843,925
                                   2015    38,732,875     1.47 - 325.77     615,095,439
                                   2014    40,881,802     1.55 - 341.18     672,850,047
                                   2013    13,366,239      1.32 - 21.07     170,478,449

  BHFTI Harris Oakmark             2017    16,803,885      3.29 - 38.42     554,231,973
     International Division        2016    19,261,195      2.55 - 29.60     494,276,831
                                   2015    20,998,453      2.38 - 27.50     503,695,677
                                   2014    21,821,539      2.51 - 28.95     553,476,475
                                   2013    22,039,138      2.82 - 30.88     597,907,512



                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  BHFTI Brighthouse/Aberdeen       2017      1.09          0.90 - 2.25       25.48 - 27.44
     Emerging Markets Equity       2016      0.97          0.90 - 2.25        9.02 - 10.83
     Division                      2015      1.79          0.95 - 2.25    (15.73) - (2.68)
                                   2014      0.84          0.90 - 2.25     (8.60) - (7.07)
                                   2013      1.05          1.15 - 2.25     (7.10) - (6.07)

  BHFTI Brighthouse/Artisan        2017      1.08                 1.35               29.58
     International Division        2016      0.90                 1.35             (10.49)
     (Commenced 11/19/2014 and     2015      0.74                 1.35              (4.78)
     began transactions in 2015)

  BHFTI Brighthouse/Eaton          2017      3.78          1.10 - 2.05         1.58 - 2.55
     Vance Floating Rate Division  2016      3.80          1.10 - 2.05         7.05 - 8.07
                                   2015      3.48          1.10 - 2.05     (2.85) - (1.92)
                                   2014      3.50          1.15 - 2.05     (1.31) - (0.42)
                                   2013      3.11          1.15 - 2.05         1.73 - 2.65

  BHFTI Brighthouse/Franklin       2017      1.43          0.50 - 2.00       (0.67) - 0.83
     Low Duration Total Return     2016      2.92          0.50 - 2.00         1.09 - 2.62
     Division                      2015      3.05          0.50 - 2.00     (2.59) - (0.89)
                                   2014      2.12          0.50 - 2.05       (0.99) - 0.55
                                   2013      0.94          0.50 - 2.05       (0.89) - 0.66

  BHFTI Brighthouse/Templeton      2017        --          0.95 - 2.00     (1.84) - (0.80)
     International Bond Division   2016        --          0.95 - 2.00     (1.12) - (0.08)
                                   2015      8.18          0.95 - 2.00       (6.06) - 0.75
                                   2014      4.57          1.15 - 2.00     (2.25) - (0.02)
                                   2013      1.97          1.15 - 2.00     (0.96) - (0.12)

  BHFTI                            2017      1.05          0.00 - 2.50       19.14 - 22.18
     Brighthouse/Wellington    2016 (a)      2.40          0.00 - 2.50         5.78 - 8.59
     Large Cap Research        2015 (a)      0.91        (0.08) - 2.50         2.09 - 4.67
     Division                  2014 (a)      0.91        (0.08) - 2.50       10.89 - 13.87
                               2013 (a)      1.40          0.42 - 2.22       31.42 - 34.60

  BHFTI Clarion Global Real        2017      3.47          0.50 - 2.25        8.29 - 10.26
     Estate Division               2016      2.09          0.50 - 2.25       (1.37) - 0.50
                                   2015      3.83          0.50 - 2.25       (3.60) - 3.43
                                   2014      1.60          0.50 - 2.30        1.06 - 12.94
                                   2013      6.76          0.50 - 2.30         1.19 - 3.09

  BHFTI ClearBridge                2017      0.75          0.50 - 2.25       15.78 - 17.93
     Aggressive Growth Division    2016      0.43          0.50 - 2.25         0.40 - 2.32
                                   2015      0.25          0.50 - 2.25     (6.17) - (4.43)
                                   2014      0.07          0.50 - 2.30        1.57 - 18.35
                                   2013      0.25          0.95 - 2.30       13.14 - 44.54

  BHFTI Harris Oakmark             2017      1.64          0.50 - 2.25       27.54 - 29.94
     International Division        2016      2.14          0.50 - 2.25         5.77 - 7.73
                                   2015      3.00          0.50 - 2.25     (6.65) - (3.85)
                                   2014      2.40          0.50 - 2.30     (7.93) - (6.13)
                                   2013      2.49          0.50 - 2.30       27.52 - 29.96



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  BHFTI Invesco Balanced-Risk    2017   445,688,739       1.19 - 1.25     556,009,732
     Allocation Division         2016   454,902,610       1.10 - 1.15     522,371,527
                                 2015   436,683,517      1.01 - 10.52     454,441,516
                                 2014   416,774,221       1.08 - 1.10     458,464,882
                                 2013   411,037,657       1.04 - 1.06     433,699,152

  BHFTI Invesco Comstock         2017        10,379      1.45 - 21.80          47,958
     Division                    2016         7,061      1.24 - 18.67          14,408
     (Commenced 12/13/2013 and   2015           549     15.67 - 16.10           8,672
     began transactions in 2015)

  BHFTI Invesco Small Cap        2017     1,615,884      3.53 - 40.53      56,474,486
     Growth Division             2016     1,830,196      2.85 - 32.50      51,145,397
                                 2015     1,959,481      2.60 - 29.31      50,546,958
                                 2014     2,037,765      2.68 - 29.97      54,115,294
                                 2013     2,095,080      2.52 - 27.91      52,424,234

  BHFTI JPMorgan Core Bond       2017     8,421,961     10.01 - 11.54      95,678,197
     Division                    2016     8,737,449      9.84 - 11.30      97,321,513
                                 2015     8,785,778      9.78 - 11.19      97,049,152
                                 2014     8,518,360     10.46 - 11.26      94,969,104
                                 2013     8,259,461     10.18 - 10.84      88,832,323

  BHFTI JPMorgan Global          2017   606,636,328      1.35 - 14.32     861,680,922
     Active Allocation Division  2016   658,264,125      1.18 - 12.41     811,489,227
                                 2015   631,444,568      1.18 - 12.19     765,909,740
                                 2014   549,720,767       1.19 - 1.22     669,115,337
                                 2013   480,114,419       1.14 - 1.15     553,137,848

  BHFTI JPMorgan Small Cap       2017     1,036,634      2.62 - 24.78      24,628,939
     Value Division              2016     1,149,179      2.55 - 24.25      26,497,515
                                 2015     1,050,675      1.97 - 18.69      19,373,472
                                 2014     1,047,237     18.72 - 20.42      21,130,600
                                 2013     1,010,455     18.31 - 19.79      19,791,903

  BHFTI Loomis Sayles Global     2017     5,880,789      1.85 - 22.30     124,432,486
     Markets Division            2016     6,761,244      1.53 - 18.33     117,860,066
                                 2015     6,737,799      1.48 - 17.69     114,155,824
                                 2014     7,240,094      1.48 - 17.59     122,949,006
                                 2013     7,711,782      1.44 - 17.20     128,415,699

  BHFTI MetLife Multi-Index      2017   689,687,735      1.34 - 14.11     966,194,514
     Targeted Risk Division      2016   733,282,833      1.18 - 12.35     900,136,783
                                 2015   650,031,968      1.16 - 11.96     774,094,507
                                 2014   412,273,295       1.20 - 1.22     503,156,737
                                 2013   231,254,962       1.12 - 1.13     261,549,603

  BHFTI MFS Research             2017    11,333,543      1.94 - 22.16     202,267,389
     International Division      2016    13,120,940      1.53 - 17.41     185,265,721
                                 2015    14,035,549      1.57 - 17.69     201,136,412
                                 2014    15,153,081      1.62 - 18.13     221,624,094
                                 2013    16,065,546      1.76 - 19.62     252,471,398



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTI Invesco Balanced-Risk    2017      3.73          1.15 - 2.10         7.72 - 8.75
     Allocation Division         2016      0.15          1.15 - 2.10        9.40 - 10.44
                                 2015      2.77          1.10 - 2.10     (6.20) - (5.25)
                                 2014        --          1.15 - 2.10         3.39 - 4.37
                                 2013        --          1.15 - 2.10       (0.26) - 0.70

  BHFTI Invesco Comstock         2017      2.63          0.90 - 1.35       16.44 - 16.97
     Division                    2016      2.45          0.90 - 1.35       15.73 - 16.25
     (Commenced 12/13/2013 and   2015      1.42          1.10 - 1.35     (7.23) - (7.00)
     began transactions in 2015)

  BHFTI Invesco Small Cap        2017        --          0.50 - 2.15       22.78 - 24.71
     Growth Division             2016        --          0.50 - 2.25        8.96 - 10.88
                                 2015        --          0.50 - 2.25     (3.90) - (2.20)
                                 2014        --          0.50 - 2.30         5.46 - 7.37
                                 2013      0.24          0.50 - 2.30       36.99 - 39.48

  BHFTI JPMorgan Core Bond       2017      2.47          1.10 - 2.05         1.22 - 2.18
     Division                    2016      2.82          1.10 - 2.25       (0.04) - 1.11
                                 2015      2.31          1.10 - 2.25     (1.75) - (0.62)
                                 2014      1.47          1.15 - 2.25         2.75 - 3.89
                                 2013      0.27          1.15 - 2.25     (4.89) - (3.86)

  BHFTI JPMorgan Global          2017      2.54          1.10 - 2.10       14.24 - 15.38
     Active Allocation Division  2016      2.12          1.10 - 2.10         0.76 - 1.78
                                 2015      2.69          1.10 - 2.10     (1.20) - (0.21)
                                 2014      1.11          1.15 - 2.10         4.75 - 5.75
                                 2013      0.07          1.15 - 2.10         8.68 - 9.72

  BHFTI JPMorgan Small Cap       2017      1.13          0.90 - 2.05         1.22 - 2.70
     Value Division              2016      1.60          0.90 - 2.05       27.86 - 29.68
                                 2015      1.12          0.90 - 2.05     (9.31) - (8.08)
                                 2014      0.86          1.15 - 2.05         2.25 - 3.18
                                 2013      0.48          1.15 - 2.05       30.21 - 31.38

  BHFTI Loomis Sayles Global     2017      1.39          0.50 - 2.25       20.24 - 22.36
     Markets Division            2016      1.68          0.50 - 2.25         2.45 - 4.25
                                 2015      1.58          0.50 - 2.25       (1.02) - 0.72
                                 2014      2.10          0.50 - 2.25         1.17 - 2.95
                                 2013      0.72          0.50 - 2.25       10.52 - 15.79

  BHFTI MetLife Multi-Index      2017      1.47          0.90 - 2.10       13.15 - 14.51
     Targeted Risk Division      2016      1.32          0.90 - 2.10         2.19 - 3.43
                                 2015      1.20          1.10 - 2.10     (3.26) - (2.29)
                                 2014        --          1.15 - 2.10         6.99 - 8.01
                                 2013      0.56          1.15 - 2.10       10.60 - 11.65

  BHFTI MFS Research             2017      1.80          0.50 - 2.15       25.62 - 27.52
     International Division      2016      2.07          0.50 - 2.15     (2.89) - (1.37)
                                 2015      2.78          0.50 - 2.15     (3.85) - (2.26)
                                 2014      2.29          0.50 - 2.15     (8.84) - (7.41)
                                 2013      2.62          0.50 - 2.30       16.55 - 18.66



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Morgan Stanley Mid      2017    13,380,312     2.38 - 28.42     339,623,699
     Cap Growth Division        2016    14,691,729     1.72 - 20.41     269,357,054
                                2015    15,711,674     1.91 - 22.41     318,386,768
                                2014    17,054,063     2.04 - 23.71     367,615,842
                                2013    18,525,106     2.04 - 23.59     399,201,501

  BHFTI Oppenheimer Global      2017    15,776,074     1.44 - 40.36     282,853,081
     Equity Division            2016    16,415,762     1.07 - 29.72     240,714,689
                                2015    15,876,834     1.08 - 29.85     268,477,388
                                2014    14,055,032     1.17 - 28.93     271,471,540
                                2013    13,534,026     1.16 - 28.50     284,310,727

  BHFTI PanAgora Global         2017    80,775,666      1.15 - 1.19      95,392,815
     Diversified Risk Division  2016    74,593,960      1.04 - 1.06      79,219,064
     (Commenced 4/28/2014)      2015    27,943,566      0.96 - 0.97      27,029,557
                                2014     6,388,541      1.03 - 1.04       6,621,678

  BHFTI PIMCO Inflation         2017    28,145,710     1.02 - 17.24     425,983,675
     Protected Bond Division    2016    29,444,296     1.00 - 16.72     435,880,990
                                2015    31,458,298    12.65 - 16.00     451,404,388
                                2014    34,187,129     0.99 - 16.59     512,607,268
                                2013    37,956,426    13.20 - 16.18     559,896,326

  BHFTI PIMCO Total Return      2017    49,441,770     1.85 - 21.36     908,315,454
     Division                   2016    52,424,443     1.80 - 20.54     925,935,319
                                2015    56,338,885     1.77 - 20.12     994,182,970
                                2014    61,356,539     1.80 - 20.22   1,090,762,284
                                2013    67,960,498     1.75 - 19.51   1,166,300,320

  BHFTI Pyramis Government      2017    41,565,748    10.44 - 11.12     458,735,090
     Income Division            2016    47,006,535    10.39 - 10.99     511,947,386
                                2015    46,949,292    10.52 - 10.97     511,078,026
                                2014    48,686,003    10.63 - 11.02     534,446,057
                                2013    52,430,597    10.09 - 10.37     541,918,855

  BHFTI Schroders Global        2017   395,258,412     1.36 - 14.41     564,139,933
     Multi-Asset Division       2016   424,763,788     1.21 - 12.75     537,033,268
                                2015   411,432,972     1.17 - 12.20     498,402,470
                                2014   344,932,808      1.21 - 1.24     426,762,086
                                2013   307,834,445      1.15 - 1.16     357,921,883

  BHFTI Schroders Global        2017    31,603,768     1.36 - 13.47     422,442,899
     Multi-Asset II Division    2016    32,392,292     1.18 - 11.70     376,214,055
     (Commenced 4/29/2013)      2015    27,478,865    11.04 - 11.31     309,530,805
                                2014    11,024,305     1.16 - 11.57     127,322,331
                                2013     5,324,485    10.71 - 10.77      57,316,477

  BHFTI SSGA Growth and         2017    49,193,853    15.92 - 19.37     869,542,351
     Income ETF Division        2016    55,792,678    14.03 - 16.80     861,727,162
                                2015    59,547,628    13.54 - 15.96     880,260,118
                                2014    62,846,863    14.11 - 16.36     959,208,935
                                2013    67,092,231    13.39 - 15.54     979,735,898



                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI Morgan Stanley Mid      2017      0.30         0.50 - 2.25        36.81 - 39.22
     Cap Growth Division        2016        --         0.50 - 2.25     (10.50) - (8.92)
                                2015        --         0.50 - 2.30      (7.18) - (5.50)
                                2014      0.04         0.50 - 2.30        (1.37) - 0.51
                                2013      0.76         0.50 - 2.30        35.86 - 38.33

  BHFTI Oppenheimer Global      2017      0.99         0.50 - 2.15        33.90 - 36.24
     Equity Division            2016      1.03         0.50 - 2.15      (1.85) - (0.16)
                                2015      1.04         0.50 - 2.15        (1.43) - 3.50
                                2014      0.91         0.50 - 2.30        (0.28) - 1.75
                                2013      1.77         0.50 - 2.30        15.42 - 26.60

  BHFTI PanAgora Global         2017        --         1.15 - 2.00        10.37 - 11.31
     Diversified Risk Division  2016      2.54         1.15 - 2.00          8.92 - 9.85
     (Commenced 4/28/2014)      2015      0.59         1.15 - 2.00      (7.35) - (6.56)
                                2014      0.51         1.15 - 2.00          3.16 - 3.75

  BHFTI PIMCO Inflation         2017      1.56         0.50 - 2.25          1.17 - 3.14
     Protected Bond Division    2016        --         0.50 - 2.25          2.65 - 4.49
                                2015      4.92         0.50 - 2.25      (5.27) - (1.92)
                                2014      1.55         0.50 - 2.30        (1.54) - 2.51
                                2013      2.20         0.50 - 2.30     (11.34) - (9.57)

  BHFTI PIMCO Total Return      2017      1.78         0.50 - 2.25          2.18 - 4.10
     Division                   2016      2.59         0.50 - 2.25          0.33 - 2.18
                                2015      5.31         0.50 - 2.25      (2.22) - (0.36)
                                2014      2.35         0.50 - 2.30          0.46 - 3.82
                                2013      4.24         0.50 - 2.30      (4.15) - (2.36)

  BHFTI Pyramis Government      2017      2.20         1.15 - 2.10          0.47 - 1.43
     Income Division            2016      2.08         1.10 - 2.10        (0.79) - 0.21
                                2015      2.33         1.10 - 2.00      (1.56) - (0.67)
                                2014      2.60         1.15 - 2.15          5.27 - 6.33
                                2013      1.51         1.15 - 2.15      (6.55) - (5.61)

  BHFTI Schroders Global        2017      0.79         1.10 - 2.10        11.93 - 13.05
     Multi-Asset Division       2016      1.41         1.10 - 2.15          3.41 - 4.50
                                2015      1.00         1.10 - 2.15      (2.99) - (1.96)
                                2014      1.29         1.15 - 2.15          5.45 - 6.51
                                2013      0.01         1.15 - 2.15          7.77 - 8.85

  BHFTI Schroders Global        2017      1.02         0.90 - 2.10        14.06 - 15.43
     Multi-Asset II Division    2016      0.76         0.90 - 2.00          2.50 - 3.63
     (Commenced 4/29/2013)      2015      0.68         1.10 - 2.00      (3.21) - (2.33)
                                2014        --         0.90 - 2.00          6.49 - 7.67
                                2013      1.64         1.15 - 2.00          4.83 - 5.43

  BHFTI SSGA Growth and         2017      2.43         0.50 - 2.10        13.46 - 15.28
     Income ETF Division        2016      2.36         0.50 - 2.10          3.59 - 5.26
                                2015      2.30         0.50 - 2.10      (4.00) - (2.45)
                                2014      2.23         0.50 - 2.10          0.03 - 5.28
                                2013      2.50         0.50 - 2.30        10.36 - 12.37



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  BHFTI SSGA Growth ETF            2017     8,624,728     16.40 - 19.95     157,056,020
     Division                      2016     9,414,590     14.15 - 16.76     145,066,205
                                   2015    10,147,586     13.51 - 15.76     148,082,202
                                   2014    10,488,338     13.72 - 16.21     158,546,674
                                   2013    10,380,683     13.32 - 15.46     150,739,383

  BHFTI T. Rowe Price Large        2017        23,096    11.13 - 105.25         578,718
     Cap Value Division            2016        22,303      9.61 - 90.99         441,526
     (Commenced 12/13/2013 and     2015         1,871     69.65 - 79.35         137,796
     began transactions in 2015)

  BHFTI T. Rowe Price Mid Cap      2017    21,768,491      2.33 - 41.02     506,160,540
     Growth Division               2016    23,983,678      1.90 - 33.09     451,415,560
                                   2015    25,470,150      1.81 - 31.36     456,943,184
                                   2014    25,170,863      1.72 - 29.62     425,918,797
                                   2013    25,949,981      1.54 - 26.45     393,848,239

  BHFTI TCW Core Fixed Income      2017        25,274     10.02 - 10.12         255,408
     Division                      2016        31,998       9.90 - 9.97         318,472
     (Commenced 5/1/2015)          2015         2,096              9.86          20,663

  BHFTI Victory Sycamore Mid       2017    10,507,414      4.03 - 47.43     424,806,982
     Cap Value Division            2016    11,613,954      3.73 - 43.54     432,480,626
                                   2015    12,869,603      3.27 - 37.88     422,756,206
                                   2014    13,839,475      3.65 - 41.83     504,220,570
                                   2013    15,543,270      3.37 - 38.34     517,780,861

  BHFTI Wells Capital              2017        12,681     25.94 - 27.78         342,503
     Management Mid Cap Value      2016        13,137     23.79 - 25.35         324,307
     Division                      2015         7,543     21.36 - 22.65         166,859
     (Commenced 11/19/2014 and
     began transactions in 2015)

  BHFTII Baillie Gifford           2017     7,456,089      1.96 - 23.68     139,877,341
     International Stock Division  2016     8,556,834      1.47 - 17.69     120,269,128
                                   2015     9,402,801      1.41 - 16.94     126,876,615
                                   2014    10,404,687      1.46 - 17.45     143,934,419
                                   2013    11,503,447      1.53 - 18.18     162,561,055

  BHFTII BlackRock Bond            2017     9,495,090      6.86 - 84.41     455,410,535
     Income Division               2016    10,189,467      6.68 - 81.69     470,040,574
                                   2015    10,737,933      6.57 - 79.81     478,889,253
                                   2014    11,340,124      6.62 - 79.94     498,013,818
                                   2013    11,954,730      6.26 - 75.22     478,446,482

  BHFTII BlackRock Capital         2017     5,314,588      6.54 - 75.43     187,945,552
     Appreciation Division         2016     5,990,155      4.95 - 56.76     162,149,281
                                   2015     6,648,572      5.01 - 57.13     180,849,248
                                   2014     7,221,426      4.78 - 54.16     184,744,024
                                   2013     8,057,400      4.45 - 50.10     189,056,520



                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  BHFTI SSGA Growth ETF            2017      2.09          0.50 - 2.10        17.16 - 19.04
     Division                      2016      2.15          0.50 - 2.00          4.76 - 6.35
                                   2015      1.99          0.50 - 2.00      (4.25) - (2.80)
                                   2014      1.90          0.50 - 2.30          2.98 - 4.85
                                   2013      2.03          0.50 - 2.30        15.39 - 17.48

  BHFTI T. Rowe Price Large        2017      2.07          0.90 - 1.60        15.10 - 15.90
     Cap Value Division            2016      2.66          0.90 - 1.60        14.10 - 14.90
     (Commenced 12/13/2013 and     2015      0.63          1.10 - 1.60      (5.12) - (4.64)
     began transactions in 2015)

  BHFTI T. Rowe Price Mid Cap      2017        --          0.50 - 2.25        21.98 - 24.12
     Growth Division               2016        --          0.50 - 2.25          3.85 - 5.69
                                   2015        --          0.50 - 2.25          4.30 - 6.14
                                   2014        --          0.50 - 2.25        10.27 - 12.21
                                   2013      0.24          0.50 - 2.30        33.47 - 35.90

  BHFTI TCW Core Fixed Income      2017      1.60          1.20 - 1.60          1.19 - 1.59
     Division                      2016      0.70          1.20 - 1.60          0.59 - 0.99
     (Commenced 5/1/2015)          2015        --                 1.35               (1.39)

  BHFTI Victory Sycamore Mid       2017      0.99          0.50 - 2.25          7.05 - 8.93
     Cap Value Division            2016      0.71          0.50 - 2.25        12.93 - 14.93
                                   2015      0.54          0.50 - 2.30     (11.05) - (6.69)
                                   2014      0.55          0.50 - 2.30          7.15 - 9.10
                                   2013      0.79          0.50 - 2.30        27.34 - 29.65

  BHFTI Wells Capital              2017      1.05          1.10 - 1.60          9.04 - 9.58
     Management Mid Cap Value      2016      0.87          1.10 - 1.60        11.39 - 11.95
     Division                      2015      0.46          1.10 - 1.60    (10.56) - (10.11)
     (Commenced 11/19/2014 and
     began transactions in 2015)

  BHFTII Baillie Gifford           2017      1.13          0.95 - 2.25        31.90 - 33.88
     International Stock Division  2016      1.51          0.95 - 2.15          2.97 - 4.39
                                   2015      1.59          0.95 - 2.15      (4.23) - (2.89)
                                   2014      1.35          0.95 - 2.30      (5.54) - (3.99)
                                   2013      1.55          0.95 - 2.30        12.52 - 14.46

  BHFTII BlackRock Bond            2017      2.99          0.50 - 2.25          1.54 - 3.43
     Income Division               2016      3.06          0.50 - 2.25          0.58 - 2.46
                                   2015      3.72          0.50 - 2.25      (1.89) - (0.06)
                                   2014      3.31          0.50 - 2.30          4.38 - 6.39
                                   2013      3.87          0.50 - 2.30      (3.26) - (1.41)

  BHFTII BlackRock Capital         2017      0.01          0.50 - 2.25        30.61 - 33.07
     Appreciation Division         2016        --          0.50 - 2.25      (2.37) - (0.56)
                                   2015        --          0.50 - 2.25          0.67 - 5.59
                                   2014      0.01          0.50 - 2.30          6.17 - 8.19
                                   2013      0.64          0.50 - 2.30        30.86 - 33.35



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ----------------  -------------
  BHFTII BlackRock                   2017     4,077,356      2.32 - 24.72     56,416,026
     Ultra-Short Term Bond           2016     4,242,132      2.33 - 24.80     60,125,414
     Division                        2015     5,220,428      2.35 - 25.01     65,638,458
                                     2014     5,502,759      2.39 - 24.09     70,377,934
                                     2013     6,205,342      2.42 - 23.99     83,385,113

  BHFTII Brighthouse Asset           2017    26,632,640      1.62 - 17.07    409,028,440
     Allocation 20 Division          2016    30,580,692      1.53 - 16.04    445,624,899
                                     2015    33,195,826     12.79 - 15.42    471,604,392
                                     2014    36,038,394      1.50 - 15.59    521,380,178
                                     2013    39,245,169     12.88 - 15.00    550,180,374

  BHFTII Brighthouse Asset           2017    68,087,417      1.73 - 18.81  1,155,673,990
     Allocation 40 Division          2016    78,507,145      1.63 - 17.09  1,211,312,236
                                     2015    85,328,132     13.43 - 16.19  1,274,255,459
                                     2014    93,519,497      1.58 - 16.45  1,428,984,290
                                     2013   100,157,296     13.47 - 15.75  1,476,093,805

  BHFTII Brighthouse Asset           2017   213,872,364      1.88 - 20.40  3,928,953,268
     Allocation 60 Division          2016   240,019,648      1.71 - 17.87  3,877,916,522
                                     2015   257,093,725     14.06 - 16.77  3,978,556,726
                                     2014   275,213,574     14.34 - 17.07  4,365,939,925
                                     2013   291,429,454     13.97 - 16.33  4,454,029,359

  BHFTII Brighthouse Asset           2017    98,239,149      2.01 - 21.80  1,933,591,736
     Allocation 80 Division          2016   108,427,987      1.70 - 18.39  1,808,886,432
                                     2015   116,127,054      1.59 - 17.09  1,834,003,576
                                     2014   124,402,568      1.64 - 17.47  2,021,856,411
                                     2013   125,138,998     14.27 - 16.68  1,955,179,905

  BHFTII Brighthouse/Artisan         2017     4,884,190      6.07 - 69.84    226,673,877
     Mid Cap Value Division          2016     5,613,562      5.45 - 62.37    233,427,628
                                     2015     5,928,571      4.50 - 51.10    200,994,480
                                     2014     6,662,445      5.03 - 56.86    249,301,841
                                     2013     7,335,193      5.00 - 56.20    268,786,607

  BHFTII                             2017       353,646     25.40 - 27.58      9,595,917
     Brighthouse/Dimensional         2016       396,617     19.78 - 21.38      8,357,661
     International Small Company     2015       383,113     19.08 - 20.42      7,726,121
     Division                        2014       366,933     18.41 - 19.47      7,087,460
                                     2013       280,753     20.14 - 21.10      5,887,254

  BHFTII                             2017    10,336,562      1.47 - 88.39    610,158,972
     Brighthouse/Wellington          2016    11,309,419      1.30 - 77.49    587,936,841
     Balanced Division               2015    12,350,663      1.23 - 73.12    613,073,212
                                     2014    13,516,189      1.22 - 71.96    669,398,262
                                     2013    14,891,417     17.78 - 65.71    680,740,979

  BHFTII                             2017    11,256,241      6.60 - 75.96    570,742,746
     Brighthouse/Wellington Core     2016    12,871,913      5.62 - 64.26    555,287,850
     Equity Opportunities Division   2015    14,083,686      5.31 - 60.32    568,631,560
                                     2014    15,922,638      5.25 - 59.35    633,127,551
                                     2013    18,314,242      4.81 - 54.05    659,765,479



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTII BlackRock                   2017      0.11         0.90 - 2.15       (1.40) - (0.01)
     Ultra-Short Term Bond           2016      0.01         0.90 - 2.25       (2.03) - (0.55)
     Division                        2015        --         0.95 - 2.25       (2.23) - (0.27)
                                     2014        --         0.95 - 2.25       (2.23) - (0.13)
                                     2013        --         0.95 - 2.25       (2.23) - (0.94)

  BHFTII Brighthouse Asset           2017      2.08         0.50 - 2.25           4.56 - 6.40
     Allocation 20 Division          2016      3.24         0.50 - 2.25           2.20 - 4.01
                                     2015      2.10         0.50 - 2.25       (2.80) - (1.08)
                                     2014      3.87         0.50 - 2.25           2.15 - 3.95
                                     2013      2.89         0.50 - 2.25           1.97 - 3.77

  BHFTII Brighthouse Asset           2017      1.98         0.50 - 2.25          8.19 - 10.09
     Allocation 40 Division          2016      3.56         0.50 - 2.25           3.73 - 5.56
                                     2015      0.29         0.50 - 2.25       (3.27) - (1.57)
                                     2014      2.88         0.50 - 2.30           2.54 - 4.40
                                     2013      2.52         0.50 - 2.30          8.40 - 10.37

  BHFTII Brighthouse Asset           2017      1.74         0.50 - 2.15         12.30 - 14.16
     Allocation 60 Division          2016      3.16         0.50 - 2.15           4.83 - 6.57
                                     2015      0.54         0.50 - 2.15       (3.37) - (0.74)
                                     2014      2.07         0.50 - 2.30           2.66 - 4.53
                                     2013      1.94         0.50 - 2.30         15.30 - 17.40

  BHFTII Brighthouse Asset           2017      1.56         0.50 - 2.25         16.52 - 18.57
     Allocation 80 Division          2016      2.97         0.50 - 2.25           5.73 - 7.60
                                     2015      0.35         0.50 - 2.30       (3.93) - (0.91)
                                     2014      1.60         0.50 - 2.30         (0.03) - 4.70
                                     2013      1.46         0.50 - 2.30         21.49 - 23.69

  BHFTII Brighthouse/Artisan         2017      0.58         0.50 - 2.25         10.04 - 11.98
     Mid Cap Value Division          2016      0.97         0.50 - 2.25         19.92 - 22.04
                                     2015      1.04         0.50 - 2.25     (11.68) - (10.12)
                                     2014      0.62         0.50 - 2.30         (0.64) - 1.17
                                     2013      0.86         0.50 - 2.30         33.41 - 35.83

  BHFTII                             2017      1.96         1.10 - 2.00         27.87 - 29.02
     Brighthouse/Dimensional         2016      1.94         1.10 - 2.05           3.68 - 4.67
     International Small Company     2015      1.71         1.10 - 2.05           3.61 - 4.60
     Division                        2014      1.89         1.15 - 2.05       (8.59) - (7.76)
                                     2013      1.74         1.15 - 2.05         25.01 - 26.14

  BHFTII                             2017      1.88         0.90 - 2.15         12.52 - 14.11
     Brighthouse/Wellington          2016      2.73         0.90 - 2.15           4.55 - 6.04
     Balanced Division               2015      1.92         0.95 - 2.15           0.22 - 1.61
                                     2014      1.98         0.90 - 2.30           7.77 - 9.56
                                     2013      2.46         0.95 - 2.30         14.65 - 19.46

  BHFTII                             2017      1.39         0.50 - 2.25         16.17 - 18.30
     Brighthouse/Wellington Core     2016      1.45         0.50 - 2.25           4.67 - 6.65
     Equity Opportunities Division   2015      1.59         0.50 - 2.30         (0.18) - 4.02
                                     2014      0.53         0.50 - 2.30           7.84 - 9.92
                                     2013      1.22         0.50 - 2.30         30.33 - 32.84



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTII Frontier Mid Cap      2017     6,921,843   10.48 - 109.39     508,449,789
     Growth Division           2016     7,660,214     8.45 - 88.16     455,250,831
                               2015     8,386,483    20.77 - 84.44     481,166,004
                               2014     9,158,445    20.50 - 82.85     516,959,626
                               2013    10,027,102    18.72 - 75.25     515,676,513

  BHFTII Jennison Growth       2017    14,946,828     1.27 - 33.03     203,130,928
     Division                  2016    16,378,562     0.94 - 24.28     166,434,950
                               2015    17,957,908     0.95 - 24.47     184,782,553
                               2014    18,673,248     0.87 - 22.30     174,229,733
                               2013    20,447,446     0.81 - 20.64     177,299,348

  BHFTII Loomis Sayles Small   2017     3,862,700     7.77 - 89.96     185,343,480
     Cap Core Division         2016     4,342,911     6.83 - 78.65     181,016,875
                               2015     4,874,168     5.81 - 66.44     170,029,570
                               2014     5,539,839     5.97 - 67.95     192,412,320
                               2013     6,113,748     5.84 - 65.98     203,229,729

  BHFTII Loomis Sayles Small   2017     2,468,467     2.28 - 28.37      54,566,730
     Cap Growth Division       2016     2,721,567     1.82 - 22.54      48,392,379
                               2015     3,053,307     1.74 - 21.43      51,758,280
                               2014     3,266,827     1.74 - 21.26      54,772,060
                               2013     3,797,741     1.75 - 21.20      64,392,848

  BHFTII MetLife Aggregate     2017    64,574,871     1.71 - 20.12   1,126,629,342
     Bond Index Division       2016    67,082,177     1.68 - 19.64   1,148,709,486
                               2015    68,245,879     1.67 - 19.32   1,156,862,410
                               2014    70,177,534     1.69 - 19.40   1,201,918,831
                               2013    71,440,893     1.63 - 18.49   1,173,488,783

  BHFTII MetLife Mid Cap       2017    16,065,965     3.58 - 41.60     580,186,948
     Stock Index Division      2016    17,710,513     3.14 - 36.16     557,664,712
                               2015    19,052,817     2.65 - 30.25     508,407,680
                               2014    19,927,953     2.76 - 31.22     550,797,141
                               2013    20,854,130     2.56 - 28.72     532,114,735

  BHFTII MetLife MSCI EAFE     2017    30,129,062     1.71 - 23.29     524,736,160
     Index Division            2016    34,611,269     1.39 - 18.82     489,403,933
                               2015    34,877,903     1.40 - 18.91     494,277,850
                               2014    35,284,954     1.43 - 19.14     511,371,706
                               2013    34,230,690     1.55 - 20.56     534,853,073

  BHFTII MetLife Russell 2000  2017    10,459,851     3.51 - 41.29     373,905,362
     Index Division            2016    11,262,895     3.11 - 36.28     355,330,009
                               2015    12,012,694     2.60 - 30.14     318,122,044
                               2014    12,545,618     2.76 - 31.71     349,277,094
                               2013    13,027,524     2.67 - 30.42     347,868,995

  BHFTII MetLife Stock Index   2017    37,306,057    8.44 - 106.81   3,191,113,485
     Division                  2016    41,650,103     7.06 - 88.55   2,971,460,417
                               2015    45,195,410     6.42 - 79.90   2,922,726,168
                               2014    48,564,594     6.45 - 79.57   3,141,402,122
                               2013    53,012,896     5.78 - 70.71   3,062,136,452



                                              FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  BHFTII Frontier Mid Cap      2017        --         0.90 - 2.25        22.16 - 24.09
     Growth Division           2016        --         0.90 - 2.25          2.82 - 4.41
                               2015        --         0.95 - 2.25          0.32 - 1.91
                               2014        --         0.95 - 2.30         8.35 - 10.17
                               2013      1.24         0.95 - 2.30        29.42 - 31.52

  BHFTII Jennison Growth       2017      0.13         0.50 - 2.25        33.95 - 36.31
     Division                  2016      0.07         0.50 - 2.25      (2.35) - (0.63)
                               2015      0.06         0.50 - 2.25          8.08 - 9.99
                               2014      0.07         0.50 - 2.25          6.32 - 8.20
                               2013      0.25         0.50 - 2.30        33.62 - 36.05

  BHFTII Loomis Sayles Small   2017      0.14         0.50 - 2.25        12.41 - 14.39
     Cap Core Division         2016      0.15         0.50 - 2.25        16.33 - 18.38
                               2015      0.05         0.50 - 2.25      (3.93) - (2.23)
                               2014      0.01         0.50 - 2.30          1.15 - 2.99
                               2013      0.30         0.50 - 2.30        37.49 - 39.98

  BHFTII Loomis Sayles Small   2017        --         0.50 - 2.15        24.05 - 26.05
     Cap Growth Division       2016        --         0.50 - 2.10          3.95 - 5.52
                               2015        --         0.50 - 2.10        (0.56) - 0.92
                               2014        --         0.50 - 2.10        (1.11) - 0.43
                               2013        --         0.50 - 2.15        45.23 - 47.64

  BHFTII MetLife Aggregate     2017      2.75         0.50 - 2.25          0.68 - 2.60
     Bond Index Division       2016      2.62         0.50 - 2.25        (0.13) - 1.69
                               2015      2.76         0.50 - 2.25      (2.14) - (0.39)
                               2014      2.82         0.50 - 2.30          0.57 - 5.12
                               2013      3.36         0.50 - 2.30      (4.75) - (2.96)

  BHFTII MetLife Mid Cap       2017      1.22         0.50 - 2.25        13.06 - 15.05
     Stock Index Division      2016      1.11         0.50 - 2.25        17.47 - 19.54
                               2015      1.00         0.50 - 2.25      (4.79) - (2.52)
                               2014      0.89         0.50 - 2.30          1.63 - 8.68
                               2013      1.00         0.50 - 2.30        29.81 - 32.17

  BHFTII MetLife MSCI EAFE     2017      2.57         0.50 - 2.25        21.84 - 23.99
     Index Division            2016      2.46         0.50 - 2.25        (1.25) - 0.50
                               2015      3.03         0.50 - 2.30      (3.52) - (1.36)
                               2014      2.39         0.50 - 2.30      (8.40) - (2.81)
                               2013      2.93         0.50 - 2.30        18.76 - 20.91

  BHFTII MetLife Russell 2000  2017      1.09         0.50 - 2.25        11.85 - 13.82
     Index Division            2016      1.24         0.50 - 2.25        18.27 - 20.36
                               2015      1.07         0.50 - 2.30      (6.66) - (3.68)
                               2014      1.02         0.50 - 2.30          2.40 - 4.36
                               2013      1.43         0.50 - 2.30        35.04 - 37.66

  BHFTII MetLife Stock Index   2017      1.68         0.50 - 2.25        18.54 - 20.76
     Division                  2016      1.91         0.50 - 2.25         8.90 - 10.95
                               2015      1.65         0.50 - 2.25        (1.33) - 2.90
                               2014      1.60         0.50 - 2.30         0.90 - 12.63
                               2013      1.77         0.50 - 2.30        28.71 - 31.17



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                           UNITS       HIGHEST ($)      ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII MFS Total Return        2017     3,778,366     1.31 - 94.51     145,097,990
     Division                    2016     4,213,037     1.18 - 84.68     146,385,435
                                 2015     4,556,651     6.64 - 78.13     143,114,163
                                 2014     5,012,826     6.74 - 78.84     157,659,622
                                 2013     5,458,053     6.29 - 73.12     155,581,004

  BHFTII MFS Value Division      2017    20,677,338     1.67 - 32.71     523,781,737
                                 2016    23,336,266     1.44 - 28.13     506,526,529
                                 2015    24,529,013     1.27 - 24.92     475,285,633
                                 2014    26,823,537     1.29 - 25.08     526,090,577
                                 2013    29,015,560     1.18 - 22.95     519,644,727

  BHFTII MFS Value II Division   2017    12,582,216     1.19 - 23.04     254,251,609
                                 2016    13,722,798     1.93 - 21.57     262,264,238
                                 2015    14,658,312     1.04 - 18.36     241,297,390
                                 2014    15,621,162     1.79 - 19.66     277,145,192
                                 2013    16,552,949     1.65 - 18.02     270,163,032

  BHFTII Neuberger Berman        2017     9,828,019     1.67 - 37.96     314,115,956
     Genesis Division            2016    11,028,717     2.98 - 33.04     306,388,412
                                 2015    12,205,331     1.24 - 28.04     289,271,341
                                 2014    13,823,646     1.25 - 28.08     326,918,853
                                 2013    15,386,093     1.26 - 28.30     368,249,828

  BHFTII T. Rowe Price Large     2017    18,998,068     1.98 - 40.27     609,640,874
     Cap Growth Division         2016    20,326,210     1.50 - 30.32     491,684,512
                                 2015    20,053,722     1.50 - 30.01     499,123,184
                                 2014    19,215,859     9.68 - 27.29     443,081,491
                                 2013    19,750,468     9.02 - 25.21     427,299,444

  BHFTII T. Rowe Price Small     2017    10,715,353     4.38 - 50.18     467,200,326
     Cap Growth Division         2016    11,498,401     3.62 - 41.16     412,938,416
                                 2015    12,314,868     3.28 - 37.11     405,415,335
                                 2014    12,136,731    26.17 - 36.40     394,821,897
                                 2013    12,811,027    24.85 - 34.30     395,500,809

  BHFTII Van Eck Global          2017     2,921,930    11.85 - 12.93      37,269,860
     Natural Resources Division  2016     2,736,220    12.18 - 13.17      35,592,317
                                 2015     3,453,656      8.65 - 9.26      31,642,400
                                 2014     2,631,888    13.13 - 13.88      36,305,032
                                 2013     2,406,616    16.51 - 17.30      41,407,912

  BHFTII Western Asset           2017    15,854,082     1.15 - 40.79     514,265,588
     Management Strategic Bond   2016    17,633,082     1.08 - 37.98     535,867,222
     Opportunities Division      2015     7,434,184     1.01 - 35.24     189,250,242
                                 2014     8,379,087     1.05 - 36.14     217,390,710
                                 2013     9,226,838     3.07 - 34.50     230,763,494

  BHFTII Western Asset           2017     9,021,983     1.92 - 22.04     159,678,213
     Management U.S. Government  2016     9,582,786     1.90 - 21.79     167,406,266
     Division                    2015    10,199,735     1.91 - 21.68     179,151,852
                                 2014    11,263,811     1.92 - 21.72     197,952,838
                                 2013    12,256,251     1.89 - 21.28     212,578,770



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII MFS Total Return        2017       2.39        0.50 - 2.15          9.79 - 11.61
     Division                    2016       2.79        0.50 - 2.15           6.61 - 8.38
                                 2015       2.47        0.50 - 2.15       (2.52) - (0.90)
                                 2014       2.25        0.50 - 2.15           6.06 - 7.82
                                 2013       2.46        0.50 - 2.15         16.18 - 18.11

  BHFTII MFS Value Division      2017       1.89        0.50 - 2.15         15.20 - 17.24
                                 2016       2.11        0.50 - 2.15         11.77 - 13.65
                                 2015       2.54        0.50 - 2.15         (2.39) - 2.33
                                 2014       1.58        0.50 - 2.30          8.05 - 10.09
                                 2013       1.35        0.50 - 2.30         16.96 - 34.85

  BHFTII MFS Value II Division   2017       2.42        0.50 - 2.25          2.50 - 75.75
                                 2016       1.45        0.50 - 2.25         15.47 - 17.51
                                 2015       1.58        0.50 - 2.25      (10.46) - (6.65)
                                 2014       1.07        0.25 - 2.25           7.26 - 9.15
                                 2013       1.18        0.50 - 2.30         28.75 - 31.09

  BHFTII Neuberger Berman        2017       0.29        0.50 - 2.15         13.16 - 14.91
     Genesis Division            2016       0.34        0.50 - 2.15         16.02 - 17.80
                                 2015       0.29        0.50 - 2.15       (1.71) - (0.12)
                                 2014       0.30        0.50 - 2.30       (2.57) - (0.80)
                                 2013       0.62        0.50 - 2.30         25.79 - 37.50

  BHFTII T. Rowe Price Large     2017       0.15        0.50 - 2.25         30.52 - 32.81
     Cap Growth Division         2016       0.02        0.50 - 2.25         (0.73) - 1.03
                                 2015       0.04        0.50 - 2.25           1.40 - 9.96
                                 2014       0.02        0.50 - 2.30         (0.01) - 8.28
                                 2013       0.12        0.50 - 2.30         26.92 - 38.08

  BHFTII T. Rowe Price Small     2017       0.19        0.50 - 2.25         19.82 - 21.92
     Cap Growth Division         2016       0.14        0.50 - 2.25          9.00 - 10.93
                                 2015       0.07        0.50 - 2.25           0.18 - 1.95
                                 2014       0.01        0.50 - 2.25           4.27 - 6.11
                                 2013       0.24        0.50 - 2.30         40.90 - 43.45

  BHFTII Van Eck Global          2017         --        1.10 - 2.05       (2.75) - (1.82)
     Natural Resources Division  2016       0.59        1.10 - 2.05         40.82 - 42.17
                                 2015       0.21        1.10 - 2.05     (34.12) - (33.49)
                                 2014       0.27        1.15 - 2.05     (20.47) - (11.42)
                                 2013       0.64        1.15 - 2.05           8.51 - 9.49

  BHFTII Western Asset           2017       3.80        0.50 - 2.25           5.54 - 7.40
     Management Strategic Bond   2016       1.96        0.50 - 2.25           4.02 - 7.76
     Opportunities Division      2015       4.96        0.50 - 2.15       (4.04) - (2.35)
                                 2014       5.26        0.50 - 2.15           3.10 - 4.79
                                 2013       4.90        0.50 - 2.30         (1.47) - 0.44

  BHFTII Western Asset           2017       2.46        0.50 - 2.25         (0.58) - 1.17
     Management U.S. Government  2016       2.41        0.50 - 2.25         (1.23) - 0.52
     Division                    2015       2.10        0.50 - 2.25       (1.92) - (0.19)
                                 2014       1.73        0.50 - 2.25           0.27 - 2.04
                                 2013       1.98        0.50 - 2.30       (3.16) - (1.40)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                           AS OF DECEMBER 31
                                            ----------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO           NET
                                                UNITS        HIGHEST ($)      ASSETS ($)
                                            ------------  ----------------  --------------
  BlackRock Global Allocation         2017         4,188     22.44 - 24.09          96,276
     V.I. Division                    2016        25,590     20.06 - 21.42         521,354
     (Commenced 11/19/2014 and        2015        24,602     19.63 - 20.86         489,446
     began transactions in 2015)

  Calvert VP SRI Balanced             2017     1,186,460     34.40 - 46.41      51,869,403
     Division                         2016     1,327,240     31.20 - 41.95      52,584,587
                                      2015     1,430,108     29.38 - 39.38      53,307,044
                                      2014     1,520,177     30.50 - 40.77      58,809,995
                                      2013     1,581,457     28.27 - 37.66      56,643,458

  Calvert VP SRI Mid Cap              2017       145,874             59.95       8,745,518
     Division                         2016       186,977             54.20      10,134,827
                                      2015       227,418             51.03      11,604,230
                                      2014       256,364             53.26      13,652,993
                                      2013       285,572     49.72 - 49.74      14,202,309

  Delaware VIP Small Cap              2017        14,842              1.48          22,010
     Value Division                   2016        25,822              1.34          34,483
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Fidelity VIP Contrafund             2017        89,664       8.51 - 9.01         805,722
     Division                         2016       161,557       7.08 - 7.48       1,206,624
     (Commenced 12/13/2013            2015         2,695              6.65          17,911
     and began transactions in 2014)  2014         1,597              6.69          10,689

  Fidelity VIP Equity-Income          2017     2,048,365     10.56 - 87.27      78,340,010
     Division                         2016     2,327,096      9.48 - 78.04      80,761,382
                                      2015     2,619,253      8.15 - 66.75      77,695,085
                                      2014     3,063,871      8.60 - 70.17      92,690,111
                                      2013     3,463,147      8.01 - 65.15      95,223,008

  Fidelity VIP Freedom 2020           2017        63,006             19.92       1,255,251
     Division                         2016        98,961             17.29       1,711,114
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2025           2017        38,578     20.57 - 21.23         819,000
     Division                         2016        79,781             18.22       1,453,626
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2030           2017       139,649     20.96 - 21.63       3,021,173
     Division                         2016       115,111             18.09       2,081,941
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2040           2017        18,419     28.39 - 29.02         534,464
     Division                         2016         7,760             23.75         184,274
     (Commenced 5/1/2015 and
     began transactions in 2016)



                                                     FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  BlackRock Global Allocation         2017      0.30          1.10 - 1.60       11.91 - 12.47
     V.I. Division                    2016      1.30          1.10 - 1.60         2.16 - 2.67
     (Commenced 11/19/2014 and        2015      0.66          1.10 - 1.60     (2.57) - (0.60)
     began transactions in 2015)

  Calvert VP SRI Balanced             2017      1.97          0.50 - 1.55       10.28 - 11.44
     Division                         2016      1.82          0.50 - 1.55         6.20 - 7.32
                                      2015      0.11          0.50 - 1.55     (3.70) - (2.68)
                                      2014      1.56          0.50 - 1.55         7.92 - 9.05
                                      2013      1.04          0.50 - 1.55       16.19 - 17.41

  Calvert VP SRI Mid Cap              2017      0.64                 0.95               10.61
     Division                         2016        --                 0.95                6.23
                                      2015        --                 0.95              (4.19)
                                      2014        --                 0.95         7.07 - 7.10
                                      2013        --                 0.95       28.68 - 28.69

  Delaware VIP Small Cap              2017      0.95                 0.90               11.05
     Value Division                   2016      0.28                 0.90               30.23
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Fidelity VIP Contrafund             2017      0.68          0.90 - 1.15       20.20 - 20.50
     Division                         2016      1.15          0.90 - 1.15         6.50 - 6.76
     (Commenced 12/13/2013            2015      0.97                 1.15              (0.73)
     and began transactions in 2014)  2014      2.09                 1.15               10.38

  Fidelity VIP Equity-Income          2017      1.66          0.95 - 1.35       11.38 - 11.83
     Division                         2016      2.27          0.95 - 1.35       16.44 - 16.91
                                      2015      3.06          0.95 - 1.35     (5.25) - (4.87)
                                      2014      2.77          0.95 - 1.35         7.26 - 7.73
                                      2013      2.47          0.95 - 1.35       26.43 - 26.95

  Fidelity VIP Freedom 2020           2017      1.16                 0.90               15.22
     Division                         2016      2.32                 0.90                4.85
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2025           2017      0.87          0.90 - 1.15       16.23 - 16.52
     Division                         2016      2.70                 0.90                5.03
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2030           2017      0.96          0.90 - 1.15       19.32 - 19.62
     Division                         2016      2.70                 0.90                5.42
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP Freedom 2040           2017      1.03          0.90 - 1.15       21.89 - 22.19
     Division                         2016      2.03                 0.90                5.57
     (Commenced 5/1/2015 and
     began transactions in 2016)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  Fidelity VIP Freedom 2050     2017         8,553             29.65         253,618
     Division                   2016         6,075             24.27         147,402
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP FundsManager     2017    21,200,158     14.72 - 14.98     315,705,343
     50% Division               2016    22,355,817     13.13 - 13.34     296,580,947
                                2015    22,380,417     12.86 - 13.05     290,525,141
                                2014    17,417,943     13.11 - 13.28     230,170,102
                                2013     9,362,592     12.73 - 12.88     120,060,165

  Fidelity VIP FundsManager     2017    19,728,179     14.32 - 14.70     286,973,777
     60% Division               2016    22,614,243     12.50 - 12.80     286,717,673
                                2015    24,528,850     12.19 - 12.44     302,657,716
                                2014    23,126,457     12.44 - 12.62     289,729,524
                                2013    24,031,067     12.05 - 12.16     291,255,733

  Fidelity VIP Government       2017       311,112             16.10       5,009,176
     Money Market Division      2016       379,214      9.89 - 16.14       6,122,223
                                2015       554,548     10.08 - 16.26       8,080,715
                                2014       544,052     10.28 - 16.41       8,033,349
                                2013       671,593     10.50 - 16.57      10,057,109

  Fidelity VIP Growth Division  2017       980,268            100.62      98,637,848
                                2016     1,115,679             75.17      83,862,383
                                2015     1,266,107             75.28      95,310,704
                                2014     1,382,739             70.91      98,045,015
                                2013     1,489,863     64.30 - 64.31      95,812,868

  Fidelity VIP Investment       2017       293,120             34.93      10,239,907
     Grade Bond Division        2016       365,398             33.84      12,364,481
                                2015       424,477             32.61      13,843,675
                                2014       477,735             33.12      15,822,818
                                2013       527,483     31.58 - 31.59      16,664,039

  Fidelity VIP Mid Cap          2017        81,118       7.96 - 8.34         676,874
     Division                   2016        92,941              6.99         649,196
     (Commenced 10/31/2013 and
     began transactions in 2016)

  FTVIPT Templeton Developing   2017        83,878              1.82         152,910
     Markets VIP Division       2016       168,845              1.31         221,198
     (Commenced 10/31/2013
     and began transactions in 2016)

  FTVIPT Templeton Foreign      2017           159       4.27 - 4.56             726
     VIP Division               2016           353              3.94           1,390
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Ivy VIP Asset Strategy        2017           167             16.91           2,827
     Division                   2016           183             14.49           2,650
     (Commenced 11/19/2014      2015           191             15.07           2,882
     and began transactions in 2015)


                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  Fidelity VIP Freedom 2050     2017      1.09                 0.90               22.20
     Division                   2016      1.81                 0.90                5.60
     (Commenced 5/1/2015 and
     began transactions in 2016)

  Fidelity VIP FundsManager     2017      1.15          1.90 - 2.05       12.14 - 12.31
     50% Division               2016      1.24          1.90 - 2.05         2.11 - 2.26
                                2015      1.24          1.90 - 2.05     (1.89) - (1.75)
                                2014      1.47          1.90 - 2.05         2.96 - 3.12
                                2013      1.56          1.90 - 2.05       12.57 - 12.74

  Fidelity VIP FundsManager     2017      1.05          1.85 - 2.10       14.56 - 14.85
     60% Division               2016      1.22          1.85 - 2.10         2.61 - 2.87
                                2015      1.10          1.85 - 2.10     (1.68) - (1.43)
                                2014      1.24          1.85 - 2.05         0.55 - 3.42
                                2013      1.16          1.90 - 2.05       16.21 - 16.38

  Fidelity VIP Government       2017      0.66                 0.95              (0.27)
     Money Market Division      2016      0.20          0.95 - 2.05     (1.85) - (0.74)
                                2015      0.02          0.95 - 2.05     (2.02) - (0.91)
                                2014      0.01          0.95 - 2.05     (2.02) - (0.93)
                                2013      0.03          0.95 - 2.05     (2.01) - (0.91)

  Fidelity VIP Growth Division  2017      0.22                 0.95               33.87
                                2016      0.04                 0.95              (0.15)
                                2015      0.26                 0.95                6.17
                                2014      0.18                 0.95       10.25 - 10.28
                                2013      0.29                 0.95       35.05 - 35.06

  Fidelity VIP Investment       2017      2.28                 0.95                3.24
     Grade Bond Division        2016      2.22                 0.95                3.76
                                2015      2.51                 0.95              (1.53)
                                2014      2.10                 0.95         4.83 - 4.86
                                2013      2.08                 0.95              (2.70)

  Fidelity VIP Mid Cap          2017      0.49          0.90 - 1.15       19.16 - 19.46
     Division                   2016      0.46                 0.90               10.92
     (Commenced 10/31/2013 and
     began transactions in 2016)

  FTVIPT Templeton Developing   2017      1.07                 0.90               39.15
     Markets VIP Division       2016      0.90                 0.90               16.39
     (Commenced 10/31/2013
     and began transactions in 2016)

  FTVIPT Templeton Foreign      2017      2.30          0.90 - 1.15       15.36 - 15.65
     VIP Division               2016      1.91                 0.90                6.21
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Ivy VIP Asset Strategy        2017      1.58                 1.35               16.69
     Division                   2016      0.58                 1.35              (3.87)
     (Commenced 11/19/2014      2015      0.35                 1.35              (9.58)
     and began transactions in 2015)


               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



9.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  Janus Henderson Enterprise     2017        15,309              9.78         149,792
     Division                    2016        31,893              7.77         247,764
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017         6,486              7.47          48,429
     Appreciation Division       2016         5,096              6.30          32,119
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017        46,671              1.49          69,596
     Dividend Strategy Division  2016        52,618              1.26          66,433
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017       132,067       3.67 - 3.86         508,988
     Large Cap Growth Division   2016       224,143       2.95 - 3.10         693,531
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017         6,825              4.02          27,439
     Small Cap Growth Division   2016        12,622              3.26          41,206
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVIT Western Asset Core      2017        31,136              3.37         104,815
     Plus Division               2016        51,470              3.21         165,326
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Morgan Stanley VIF Global      2017         4,622     12.79 - 13.96          61,644
     Infrastructure Division     2016         4,158     11.55 - 12.54          49,884
     (Commenced 11/19/2014)      2015         5,480     10.20 - 11.03          58,000
                                 2014           315     12.49 - 12.95           4,007

  Oppenheimer Global             2017         1,578      9.93 - 10.03          15,705
     Multi-Alternatives Fund/VA
     Division
     (Commenced 4/28/2017)

  PIMCO VIT Commodity            2017         6,917       7.17 - 7.28          49,885
     RealReturn Strategy         2016         6,890       7.15 - 7.22          49,401
     Division                    2015         6,911       6.34 - 6.37          43,875
     (Commenced 11/19/2014)      2014           171              8.69           1,489

  PIMCO VIT Emerging Markets     2017         6,421     10.98 - 11.15          71,038
     Bond Division               2016         8,142     10.18 - 10.29          83,339
     (Commenced 11/19/2014)      2015         7,377       9.16 - 9.21          67,775
                                 2014           200              9.55           1,913



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Janus Henderson Enterprise     2017      0.11                 0.90                25.95
     Division                    2016      0.07                 0.90                11.10
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017      1.27                 0.90                18.48
     Appreciation Division       2016      2.06                 0.90                 8.79
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017      1.52                 0.90                18.11
     Dividend Strategy Division  2016      1.98                 0.90                13.96
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017      0.20          0.90 - 1.15        24.33 - 24.64
     Large Cap Growth Division   2016      0.84          0.90 - 1.15          6.17 - 6.43
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVET ClearBridge Variable    2017        --                 0.90                23.16
     Small Cap Growth Division   2016        --                 0.90                 4.85
     (Commenced 10/31/2013 and
     began transactions in 2016)

  LMPVIT Western Asset Core      2017      3.41                 0.90                 4.80
     Plus Division               2016      5.53                 0.90                 3.61
     (Commenced 10/31/2013 and
     began transactions in 2016)

  Morgan Stanley VIF Global      2017      2.27          1.10 - 1.60        10.76 - 11.32
     Infrastructure Division     2016      1.94          1.10 - 1.60        13.14 - 13.71
     (Commenced 11/19/2014)      2015      1.70          1.10 - 1.60    (15.25) - (14.83)
                                 2014        --          1.10 - 1.35          0.27 - 0.30

  Oppenheimer Global             2017      0.19          1.10 - 1.35      (1.51) - (1.35)
     Multi-Alternatives Fund/VA
     Division
     (Commenced 4/28/2017)

  PIMCO VIT Commodity            2017     10.82          1.10 - 1.60          0.32 - 0.82
     RealReturn Strategy         2016      0.87          1.10 - 1.60        12.80 - 13.37
     Division                    2015      2.81          1.10 - 1.60    (27.09) - (26.72)
     (Commenced 11/19/2014)      2014      0.17                 1.35              (13.36)

  PIMCO VIT Emerging Markets     2017      4.78          1.10 - 1.60          7.81 - 8.35
     Bond Division               2016      4.96          1.10 - 1.60        11.18 - 11.74
     (Commenced 11/19/2014)      2015      5.10          1.10 - 1.60      (4.08) - (3.60)
                                 2014      0.13                 1.35               (3.43)



               METROPOLITAN LIFE SEPARATE ACCOUNT E
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  PIMCO VIT Unconstrained          2017        11,816     10.17 - 10.33         121,046
     Bond Division                 2016        11,278       9.87 - 9.98         111,866
     (Commenced 11/19/2014 and     2015         6,574       9.61 - 9.66          63,382
     began transactions in 2015)

  TAP 1919 Variable Socially       2017         4,430       5.11 - 5.45          24,126
     Responsive Balanced Division  2016         1,649       4.43 - 4.71           7,602
     (Commenced 12/13/2013 and     2015           501              4.21           2,112
     began transactions in 2015)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  PIMCO VIT Unconstrained          2017      1.41          1.10 - 1.60         3.04 - 3.55
     Bond Division                 2016      1.41          1.10 - 1.60         2.77 - 3.28
     (Commenced 11/19/2014 and     2015      6.69          1.10 - 1.60     (3.52) - (3.04)
     began transactions in 2015)

  TAP 1919 Variable Socially       2017      1.34          0.90 - 1.15       15.41 - 15.70
     Responsive Balanced Division  2016      1.67          0.90 - 1.15         5.02 - 5.28
     (Commenced 12/13/2013 and     2015      1.29                 1.15              (2.84)
     began transactions in 2015)

(a) Prior year has been recast to conform with current year presentation (see footnote 6).

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

              Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                        Page
                                                                                                  ----------
Report of Independent Registered Public Accounting Firm..........................................        2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:
 Consolidated Balance Sheets.....................................................................        3
 Consolidated Statements of Operations...........................................................        4
 Consolidated Statements of Comprehensive Income (Loss)..........................................        5
 Consolidated Statements of Equity...............................................................        6
 Consolidated Statements of Cash Flows...........................................................        7
 Notes to the Consolidated Financial Statements..................................................        9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies....        9
     Note 2 -- Segment Information...............................................................       28
     Note 3 -- Disposition.......................................................................       34
     Note 4 -- Insurance.........................................................................       34
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other
       Intangibles...............................................................................       46
     Note 6 -- Reinsurance.......................................................................       49
     Note 7 -- Closed Block......................................................................       55
     Note 8 -- Investments.......................................................................       57
     Note 9 -- Derivatives.......................................................................       78
     Note 10 -- Fair Value.......................................................................       93
     Note 11 -- Long-term and Short-term Debt....................................................      112
     Note 12 -- Equity...........................................................................      114
     Note 13 -- Other Expenses...................................................................      119
     Note 14 -- Employee Benefit Plans...........................................................      120
     Note 15 -- Income Tax.......................................................................      129
     Note 16 -- Contingencies, Commitments and Guarantees........................................      135
     Note 17 -- Quarterly Results of Operations (Unaudited)......................................      144
     Note 18 -- Related Party Transactions.......................................................      145
Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related
   Parties.......................................................................................      146
 Schedule III -- Consolidated Supplementary Insurance Information................................      147
 Schedule IV -- Consolidated Reinsurance.........................................................      149

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Metropolitan Life Insurance Company

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 19, 2018

We have served as the Company's auditor since at least 1968; however, the specific year has not been determined.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                 2017           2016
                                                             -------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated
 fair value (amortized cost: $157,809 and $155,141,
 respectively)..............................................  $    170,272   $    163,120
Equity securities available-for-sale, at estimated fair
 value (cost: $1,579 and $1,785, respectively)..............         1,658          1,839
Mortgage loans (net of valuation allowances of $271 and
 $267, respectively; includes $520 and $566, respectively,
 under the fair value option)...............................        58,459         56,560
Policy loans................................................         6,006          5,945
Real estate and real estate joint ventures (includes $1,077
 and $1,124, respectively, relating to variable interest
 entities; includes $25 and $56, respectively, of real
 estate held-for-sale)......................................         6,656          6,386
Other limited partnership interests (includes $0 and $14,
 respectively, relating to variable interest entities)......         3,991          3,725
Short-term investments, principally at estimated fair value.         3,155          4,690
Other invested assets (includes $131 and $39, respectively,
 relating to variable interest entities)....................        14,911         17,255
                                                             -------------  -------------
  Total investments.........................................       265,108        259,520
Cash and cash equivalents, principally at estimated fair
 value (includes $12 and $0, respectively, relating to
 variable interest entities)................................         5,069          5,714
Accrued investment income...................................         2,042          2,019
Premiums, reinsurance and other receivables (includes $3
 and $6, respectively, relating to variable interest
 entities)..................................................        22,098         22,383
Deferred policy acquisition costs and value of business
 acquired...................................................         4,348          4,743
Current income tax recoverable..............................            64             --
Other assets (includes $2 and $3, respectively, relating to
 variable interest entities)................................         4,741          4,346
Separate account assets.....................................       130,825        133,836
                                                             -------------  -------------
  Total assets..............................................  $    434,295   $    432,561
                                                             =============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................  $    119,415   $    115,519
Policyholder account balances...............................        93,939         92,466
Other policy-related balances...............................         7,176          7,103
Policyholder dividends payable..............................           499            510
Policyholder dividend obligation............................         2,121          1,931
Payables for collateral under securities loaned and other
 transactions...............................................        19,871         20,815
Short-term debt.............................................           243            100
Long-term debt (includes $6 and $12, respectively, at
 estimated fair value, relating to variable interest
 entities)..................................................         1,667          1,589
Current income tax payable..................................            --             50
Deferred income tax liability...............................         1,369          2,385
Other liabilities (includes $3 and $0, respectively,
 relating to variable interest entities)....................        27,409         29,497
Separate account liabilities................................       130,825        133,836
                                                             -------------  -------------
  Total liabilities.........................................       404,534        405,801
                                                             -------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Equity
Metropolitan Life Insurance Company stockholder's equity:
Common stock, par value $0.01 per share; 1,000,000,000
 shares authorized; 494,466,664 shares issued and
 outstanding................................................             5              5
Additional paid-in capital..................................        14,150         14,413
Retained earnings...........................................        10,035          9,033
Accumulated other comprehensive income (loss)...............         5,428          3,119
                                                             -------------  -------------
  Total Metropolitan Life Insurance Company stockholder's
   equity...................................................        29,618         26,570
Noncontrolling interests....................................           143            190
                                                             -------------  -------------
  Total equity..............................................        29,761         26,760
                                                             -------------  -------------
  Total liabilities and equity..............................  $    434,295   $    432,561
                                                             =============  =============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                        2017           2016           2015
                                                                                    ------------   ------------   ------------
Revenues
Premiums...........................................................................  $    22,925    $    22,393    $    21,934
Universal life and investment-type product policy fees.............................        2,227          2,542          2,584
Net investment income..............................................................       10,513         11,083         11,539
Other revenues.....................................................................        1,570          1,478          1,536
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities......................           (7)           (87)           (49)
Other-than-temporary impairments on fixed maturity securities transferred to other
 comprehensive income (loss).......................................................            1            (10)            (5)
Other net investment gains (losses)................................................          340            229            313
                                                                                    ------------   ------------   ------------
  Total net investment gains (losses)..............................................          334            132            259
Net derivative gains (losses)......................................................         (344)        (1,138)           881
                                                                                    ------------   ------------   ------------
  Total revenues...................................................................       37,225         36,490         38,733
                                                                                    ------------   ------------   ------------
Expenses
Policyholder benefits and claims...................................................       25,792         25,313         24,547
Interest credited to policyholder account balances.................................        2,235          2,233          2,183
Policyholder dividends.............................................................        1,097          1,200          1,264
Other expenses.....................................................................        5,135          5,803          6,258
                                                                                    ------------   ------------   ------------
  Total expenses...................................................................       34,259         34,549         34,252
                                                                                    ------------   ------------   ------------
Income (loss) before provision for income tax......................................        2,966          1,941          4,481
Provision for income tax expense (benefit).........................................         (561)           199          1,763
                                                                                    ------------   ------------   ------------
  Net income (loss)................................................................        3,527          1,742          2,718
Less: Net income (loss) attributable to noncontrolling interests...................            2             (8)            --
                                                                                    ------------   ------------   ------------
  Net income (loss) attributable to Metropolitan Life Insurance Company............  $     3,525    $     1,750    $     2,718
                                                                                    ============   ============   ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                        2017           2016        2015
                                   --------------   ---------   ---------
    Net income (loss).............  $       3,527    $  1,742    $  2,718
    Other comprehensive income
     (loss):
    Unrealized investment gains
     (losses), net of related
     offsets......................          4,079         406     (4,434)
    Unrealized gains (losses) on
     derivatives..................           (848)         36         559
    Foreign currency translation
     adjustments..................             26          13       (101)
    Defined benefit plans
     adjustment...................            129         217         342
                                   --------------   ---------   ---------
     Other comprehensive income
       (loss), before income tax..          3,386         672      (3,634)
    Income tax (expense) benefit
     related to items of other
     comprehensive income (loss)..        (1,077)        (238)      1,285
                                   --------------   ---------   ---------
     Other comprehensive income
       (loss), net of income tax..          2,309         434      (2,349)
                                   --------------   ---------   ---------
    Comprehensive income (loss)...          5,836       2,176         369
    Less: Comprehensive income
     (loss) attributable to
     noncontrolling interest, net
     of income tax................              2          (8)         --
                                   --------------   ---------   ---------
     Comprehensive income (loss)
       attributable to
       Metropolitan Life
       Insurance Company..........  $       5,834    $  2,184    $    369
                                   ==============   =========   =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                            Accumulated            Total
                                   Additional                  Other         Metropolitan Life
                          Common    Paid-in      Retained   Comprehensive    Insurance Company     Noncontrolling    Total
                          Stock     Capital     Earnings   Income (Loss)    Stockholder's Equity     Interests       Equity
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2014, as previously
 reported............... $      5 $    14,448  $   12,470        $  5,034               $ 31,957         $    392  $  32,349
Prior period revisions
 (Note 1)...............                             (164)                                  (164)                       (164)
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2014...................        5      14,448      12,306           5,034                 31,793              392     32,185
Capital contributions
 from MetLife, Inc......                    4                                                  4                           4
Returns of capital......                  (11)                                               (11)                        (11)
Excess tax benefits
 related to stock-based
 compensation...........                    3                                                  3                           3
Dividends paid to
 MetLife, Inc...........                           (1,489)                                (1,489)                     (1,489)
Change in equity of
 noncontrolling
 interests..............                                                                      --              (20)       (20)
Net income (loss).......                            2,718                                  2,718                       2,718
Other comprehensive
 income (loss), net of
 income tax.............                                           (2,349)                (2,349)                     (2,349)
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2015...................        5      14,444      13,535           2,685                 30,669              372     31,041
Capital contributions
 from MetLife, Inc......                   10                                                 10                          10
Returns of capital......                  (68)                                               (68)                        (68)
Excess tax benefits
 related to stock-based
 compensation...........                   27                                                 27                          27
Dividends paid to
 MetLife, Inc...........                           (3,600)                                (3,600)                     (3,600)
Dividend of
 subsidiaries (Note 3)..                           (2,652)                                (2,652)               2     (2,650)
Change in equity of
 noncontrolling
 interests..............                                                                      --             (176)      (176)
Net income (loss).......                            1,750                                  1,750               (8)     1,742
Other comprehensive
 income (loss), net of
 income tax.............                                              434                    434                         434
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2016...................        5      14,413       9,033           3,119                 26,570              190     26,760
Capital contributions
 from MetLife, Inc......                    6                                                  6                           6
Returns of capital......                  (20)                                               (20)                        (20)
Purchase of operating
 joint venture interest
 from an affiliate
 (Note 8)...............                 (249)                                              (249)                       (249)
Dividends paid to
 MetLife, Inc...........                           (2,523)                                (2,523)                     (2,523)
Change in equity of
 noncontrolling
 interests..............                                                                      --              (49)       (49)
Net income (loss).......                            3,525                                  3,525                2      3,527
Other comprehensive
 income (loss), net of
 income tax.............                                            2,309                  2,309                       2,309
                         -------- -----------  ----------  --------------  ---------------------  ---------------  ---------
Balance at December 31,
 2017................... $      5 $    14,150  $   10,035        $  5,428               $ 29,618         $    143  $  29,761
                         ======== ===========  ==========  ==============  =====================  ===============  =========

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                              2017        2016        2015
                                           ----------  ----------  ----------
  Cash flows from operating activities
  Net income (loss).......................   $  3,527    $  1,742    $  2,718
  Adjustments to reconcile net income
   (loss) to net cash provided by (used
   in) operating activities:
   Depreciation and amortization expenses.        395         367         474
   Amortization of premiums and accretion
    of discounts associated with
    investments, net......................       (823)       (975)       (848)
   (Gains) losses on investments and from
    sales of businesses, net..............       (334)       (132)       (259)
   (Gains) losses on derivatives, net.....        900       1,865        (426)
   (Income) loss from equity method
    investments, net of dividends or
    distributions.........................        314         483         320
   Interest credited to policyholder
    account balances......................      2,235       2,233       2,183
   Universal life and investment-type
    product policy fees...................     (2,227)     (2,542)     (2,584)
   Change in fair value option and
    trading securities....................         17         406         278
   Change in accrued investment income....        (40)         81         113
   Change in premiums, reinsurance and
    other receivables.....................        277      (2,606)       (135)
   Change in deferred policy acquisition
    costs and value of business acquired,
    net...................................        180         108         260
   Change in income tax...................     (2,200)       (438)        238
   Change in other assets.................        309         701         763
   Change in insurance-related
    liabilities and policy-related
    balances..............................      4,029       2,741       2,648
   Change in other liabilities............       (156)      1,731        (461)
   Other, net.............................        (49)         39         (16)
                                           ----------  ----------  ----------
    Net cash provided by (used in)
     operating activities.................      6,354       5,804       5,266
                                           ----------  ----------  ----------
  Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities..............     53,984      74,985      82,744
   Equity securities......................        831         859         651
   Mortgage loans.........................      8,810      11,286      11,189
   Real estate and real estate joint
    ventures..............................        955         762       2,734
   Other limited partnership interests....        565         830       1,185
  Purchases of:
   Fixed maturity securities..............    (55,973)    (72,414)    (76,594)
   Equity securities......................       (607)       (771)       (694)
   Mortgage loans.........................    (10,680)    (16,039)    (16,268)
   Real estate and real estate joint
    ventures..............................       (885)     (1,390)       (823)
   Other limited partnership interests....       (794)       (809)       (668)
  Cash received in connection with
   freestanding derivatives...............      1,661       1,372       1,039
  Cash paid in connection with
   freestanding derivatives...............     (2,688)     (2,451)     (1,012)
  Net change in policy loans..............        (61)         85         357
  Net change in short-term investments....      1,623         694      (1,117)
  Net change in other invested assets.....       (177)       (434)       (603)
  Net change in property, equipment and
   leasehold improvements.................       (177)       (227)         23
                                           ----------  ----------  ----------
    Net cash provided by (used in)
     investing activities.................   $ (3,613)   $ (3,662)   $  2,143
                                           ----------  ----------  ----------

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                   2017         2016         2015
                                                                                 --------     --------     --------
Cash flows from financing activities
Policyholder account balances:
  Deposits...................................................................... $ 70,258     $ 64,962     $ 60,216
  Withdrawals...................................................................  (70,215)     (61,252)     (61,248)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................     (525)        (696)      (2,230)
Long-term debt issued...........................................................      169           45          907
Long-term debt repaid...........................................................      (92)         (58)        (673)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (300)        (321)         (66)
Cash paid in connection with noncontrolling interests...........................      (71)          --         (159)
Dividend of subsidiaries........................................................       --         (115)          --
Dividends paid to MetLife, Inc..................................................   (2,523)      (3,600)      (1,489)
Returns of capital..............................................................       (5)         (68)         (11)
Return of capital associated with the purchase of operating joint venture
 interest from an affiliate (Note 8)............................................     (249)          --           --
Other, net......................................................................      164           24            2
                                                                                 --------     --------     --------
  Net cash provided by (used in) financing activities...........................   (3,389)      (1,079)      (4,751)
                                                                                 --------     --------     --------
Effect of change in foreign currency exchange rates on cash and cash
 equivalents balances...........................................................        3           --           --
                                                                                 --------     --------     --------
  Change in cash and cash equivalents...........................................     (645)       1,063        2,658
Cash and cash equivalents, beginning of year....................................    5,714        4,651        1,993
                                                                                 --------     --------     --------
  Cash and cash equivalents, end of year........................................ $  5,069     $  5,714     $  4,651
                                                                                 ========     ========     ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest........................................................................ $    105     $    114     $    123
                                                                                 ========     ========     ========
Income tax...................................................................... $  1,693     $    819     $  1,217
                                                                                 ========     ========     ========
Non-cash transactions
Capital contributions from MetLife, Inc......................................... $      6     $     10     $      4
                                                                                 ========     ========     ========
Returns of capital.............................................................. $     15     $     --     $     --
                                                                                 ========     ========     ========
Fixed maturity securities received in connection with pension risk transfer
 transactions................................................................... $     --     $    985     $    903
                                                                                 ========     ========     ========
Transfer of fixed maturity securities from affiliates........................... $    292     $    367     $     --
                                                                                 ========     ========     ========
Transfer of fixed maturity securities to affiliates............................. $     --     $  3,940     $     --
                                                                                 ========     ========     ========
Transfer of mortgage loans to affiliates........................................ $     --     $    626     $     --
                                                                                 ========     ========     ========
Deconsolidation of real estate investment vehicles (1):
  Reduction of long-term debt................................................... $     --     $     --     $    543
                                                                                 ========     ========     ========
  Reduction of real estate and real estate joint ventures....................... $     --     $    354     $    389
                                                                                 ========     ========     ========
  Increase in noncontrolling interests.......................................... $     --     $     --     $    153
                                                                                 ========     ========     ========
  Reduction of noncontrolling interests......................................... $     --     $    354     $     --
                                                                                 ========     ========     ========
Disposal of subsidiaries:
Assets disposed................................................................. $     --     $ 27,476     $     --
Liabilities disposed............................................................       --      (24,572)          --
                                                                                 --------     --------     --------
  Net assets disposed...........................................................       --        2,904           --
Cash disposed...................................................................       --         (115)          --
Dividend of interests in subsidiaries...........................................       --       (2,789)          --
                                                                                 --------     --------     --------
  Loss on dividend of interests in subsidiaries................................. $     --     $     --     $     --
                                                                                 ========     ========     ========

---------

(1) For the year ended December 31, 2015, amounts represent the impact of the consolidation of a real estate investment vehicle, offset by the subsequent deconsolidation of such real estate investment vehicle.

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a provider of insurance, annuities, employee benefits and asset management and is organized into two segments: U.S. and MetLife Holdings. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

    The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results.

  Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Revisions

    On December 15, 2017, MetLife, Inc. announced that it was undertaking a review of practices and procedures used to estimate its reserves related to certain Retirement and Income Solutions ("RIS") group annuitants who have been unresponsive or missing over time. As a result of this process, the Company increased reserves by $510 million, before income tax, to reinstate reserves previously released, and to reflect accrued interest and other related liabilities. Of this increase, $372 million was considered an error and, recording this amount in the fourth quarter of 2017 financial statements would have had a material effect on the results of operations for 2017. As a result of this adjustment, amounts previously reported have been immaterially restated. The impact of this revision to net income (loss) attributable to Metropolitan Life Insurance Company was a reduction of $21 million and $20 million for the years ended December 31, 2016 and 2015, respectively. In addition, the Company has corrected other unrelated immaterial errors which were previously recorded in the periods the Company identified them.

    The impact of the revisions is shown in the tables below:

                                                                         December 31, 2016
                                                                  -------------------------------
                                                                      As
                                                                  Previously              As
Consolidated Balance Sheets                                        Reported  Revisions  Revised
----------------------------------------------------------------- ---------- --------- ----------
                                                                           (In millions)
Liabilities
  Future policy benefits......................................... $  115,556 $    (37) $  115,519
  Other policy-related balances.................................. $    6,731 $    372  $    7,103
  Deferred income tax liability.................................. $    2,503 $   (118) $    2,385
  Total liabilities.............................................. $  405,584 $    217  $  405,801
Equity
  Retained earnings.............................................. $    9,250 $   (217) $    9,033
  Total Metropolitan Life Insurance Company stockholder's equity. $   26,787 $   (217) $   26,570
  Total equity................................................... $   26,977 $   (217) $   26,760

                                                                   For the Years Ended December 31,
                                                     -------------------------------------------------------------
                                                                 2016                           2015
                                                     ----------------------------- -------------------------------
                                                         As                            As
                                                     Previously             As     Previously              As
Consolidated Statements of Operations                 Reported  Revisions Revised   Reported  Revisions  Revised
---------------------------------------------------- ---------- --------- -------- ---------- --------- ----------
                                                                 (In millions, except per share data)
Revenues
  Net investment income............................. $  11,083   $    --  $ 11,083 $  11,577  $    (38) $   11,539
  Total revenues.................................... $  36,490   $    --  $ 36,490 $  38,771  $    (38) $   38,733
Expenses
  Policyholder benefits and claims.................. $  25,291   $    22  $ 25,313 $  24,527  $     20  $   24,547
  Total expenses.................................... $  34,527   $    22  $ 34,549 $  34,232  $     20  $   34,252
Income (loss) before provision for income tax....... $   1,963   $   (22) $  1,941 $   4,539  $    (58) $    4,481
Provision for income tax expense (benefit).......... $     207   $    (8) $    199 $   1,782  $    (19) $    1,763
Net income (loss)................................... $   1,756   $   (14) $  1,742 $   2,757  $    (39) $    2,718
Net income (loss) attributable to Metropolitan Life
 Insurance Company.................................. $   1,764   $   (14) $  1,750 $   2,757  $    (39) $    2,718

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                                       For the Years Ended December 31,
                                                        ---------------------------------------------------------------
                                                                     2016                            2015
                                                        ------------------------------ --------------------------------
                                                            As                             As
                                                        Previously              As     Previously               As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Revisions  Revised   Reported  Revisions   Revised
------------------------------------------------------  ---------- ---------  -------- ---------- ---------  ----------
                                                                                 (In millions)
    Net income (loss).................................. $    1,756 $     (14) $  1,742 $    2,757 $     (39) $    2,718
    Comprehensive income (loss)........................ $    2,190 $     (14) $  2,176 $      408 $     (39) $      369
     Comprehensive income (loss) attributable to
       Metropolitan Life Insurance Company............. $    2,198 $     (14) $  2,184 $      408 $     (39) $      369

                                                                    As
                                                                Previously              As
Consolidated Statements of Equity                                Reported  Revisions  Revised
--------------------------------------------------------------- ---------- --------- ---------
                                                                        (In millions)
Retained Earnings
  Balance at December 31, 2014................................. $  12,470  $   (164) $  12,306
  Net income (loss)............................................ $   2,757  $    (39) $   2,718
  Balance at December 31, 2015................................. $  13,738  $   (203) $  13,535
  Net income (loss)............................................ $   1,764  $    (14) $   1,750
  Balance at December 31, 2016................................. $   9,250  $   (217) $   9,033
Total Metropolitan Life Insurance Company Stockholder's Equity
  Balance at December 31, 2014................................. $  31,957  $   (164) $  31,793
  Balance at December 31, 2015................................. $  30,872  $   (203) $  30,669
  Balance at December 31, 2016................................. $  26,787  $   (217) $  26,570
Total Equity
  Balance at December 31, 2014................................. $  32,349  $   (164) $  32,185
  Balance at December 31, 2015................................. $  31,244  $   (203) $  31,041
  Balance at December 31, 2016................................. $  26,977  $   (217) $  26,760

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                                             For the Years Ended December 31,
                                                               ------------------------------------------------------------
                                                                            2016                           2015
                                                               -----------------------------  -----------------------------
                                                                   As                             As
                                                               Previously              As     Previously              As
Consolidated Statements of Cash Flows                           Reported  Revisions  Revised   Reported  Revisions  Revised
-------------------------------------------------------------  ---------- --------- --------  ---------- --------- --------
                                                                                       (In millions)
Cash flows from operating activities
  Net income (loss)...........................................  $  1,756    $ (14)  $  1,742   $  2,757    $ (39)  $  2,718
  Change in income tax........................................  $   (430)   $  (8)  $   (438)  $    257    $ (19)  $    238
  Change in insurance-related liabilities and policy-related
   balances...................................................  $  2,719    $  22   $  2,741   $  2,628    $  20   $  2,648
  Change in other liabilities.................................  $  1,731    $  --   $  1,731   $   (499)   $  38   $   (461)

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------
Accounting Policy                                                                       Note
--------------------------------------------------------------------------------------------
Insurance                                                                               4
--------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles     5
--------------------------------------------------------------------------------------------
Reinsurance                                                                             6
--------------------------------------------------------------------------------------------
Investments                                                                             8
--------------------------------------------------------------------------------------------
Derivatives                                                                             9
--------------------------------------------------------------------------------------------
Fair Value                                                                             10
--------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                 14
--------------------------------------------------------------------------------------------
Income Tax                                                                             15
--------------------------------------------------------------------------------------------
Litigation Contingencies                                                               16
--------------------------------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

     Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Liabilities for universal and variable life policies with secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

     Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

     The Company issues directly and assumes through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit adjusted for withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of a specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or
   (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   Other Policy-Related Balances

     Other policy-related balances include policy and contract claims, premiums received in advance, unearned revenue liabilities, obligations assumed under structured settlements, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death, disability, long-term care and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

     See Note 4 for additional information on obligations assumed under structured settlement assignments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Recognition of Insurance Revenues and Deposits

     Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to short-duration non-medical health, disability and accident & health contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

     All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .   incremental direct costs of contract acquisition, such as commissions;

  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 ------------------------------------------------------------------------------
 . Nonparticipating and                   Actual and expected future gross
   non-dividend-paying traditional        premiums.
   contracts:
  .  Term insurance
  .  Nonparticipating whole life
     insurance
  .  Traditional group life insurance
  .  Non-medical health insurance
 ------------------------------------------------------------------------------
 . Participating, dividend-paying         Actual and expected future gross
   traditional contracts                  margins.
 ------------------------------------------------------------------------------
 . Fixed and variable universal life      Actual and expected future gross
   contracts                              profits.
 . Fixed and variable deferred annuity
   contracts

    See Note 5 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses). Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

     Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

     The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

     Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

     The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "Fixed Maturity and Equity Securities AFS -- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

     With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

     The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

     Also included in mortgage loans are residential mortgage loans for which the fair value option ("FVO") was elected and which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

   Policy Loans

     Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

     Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

     Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

     The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

     The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments when such distributions become payable or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

     The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

     Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

     Other invested assets consist principally of the following:

  . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method. See
      Note 15.

  . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  . Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 4.

  . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

  . Direct financing leases gross investment is equal to the minimum lease payments plus the unguaranteed residual value. Income is recorded by applying the pre-tax internal rate of return to the investment balance. The Company regularly reviews lease receivables for impairment.

  . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

  . Investment in an operating joint venture that engages in insurance underwriting activities accounted for under the equity method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Securities Lending Program

     Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Repurchase Agreements

     The Company participates in short-term repurchase agreements with unaffiliated financial institutions. Under these agreements, the Company lends fixed maturity securities and receives cash as collateral in an amount generally equal to 95% to 100% of the estimated fair value of the securities loaned at the inception of the transaction. The associated liability is recorded at the amount of cash received. The Company monitors the estimated fair value of the collateral and the securities loaned throughout the duration of the transaction and additional collateral is obtained as necessary. Securities loaned under such transactions may be sold or re-pledged by the transferee.

  Derivatives

   Freestanding Derivatives

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

Statement of Operations Presentation:  Derivative:
-----------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       Economic hedges of variable annuity guarantees included in future policy benefits
-----------------------------------------------------------------------------------------------------------
Net investment income                  Economic hedges of equity method investments in joint ventures
                                       All derivatives held in relation to trading portfolios

   Hedge Accounting

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

     In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

     The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

  . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

  . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

  . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

     Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Employee Benefit Plans

    The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

    The Company recognizes the funded status of each of its defined benefit pension and postretirement benefit plans, measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits in other assets or other liabilities.

    Actuarial gains and losses result from differences between the actual experience and the assumed experience on plan assets or PBO during a particular period and are recorded in accumulated OCI ("AOCI"). To the extent such gains and losses exceed 10% of the greater of the PBO or the estimated fair value of plan assets, the excess is amortized into net periodic benefit costs, generally over the average projected future service years of the active employees. In addition, prior service costs (credit) are recognized in AOCI at the time of the amendment and then amortized to net periodic benefit costs over the average projected future service years of the active employees.

    Net periodic benefit costs are determined using management's estimates and actuarial assumptions and are comprised of service cost, interest cost, settlement and curtailment costs, expected return on plan assets, amortization of net actuarial (gains) losses, and amortization of prior service costs (credit). Fair value is used to determine the expected return on plan assets.

    The Company also sponsors defined contribution plans for substantially all employees under which a portion of employee contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized on the balance sheets.

  Income Tax

    Metropolitan Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdictions;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R. 1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 15 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

  Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 16, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Stock-Based Compensation

     Stock-based compensation recognized on the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     MetLife, Inc. grants certain employees stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 and after which are re-measured quarterly, the cost of all stock-based transactions is measured at fair value at the grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon the attainment of the applicable criteria for post-employment award continuation, the requisite service period subsequent to attaining such criteria is considered non-substantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of such criteria. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

   Cash and Cash Equivalents

     The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.3 billion at December 31, 2017 and 2016, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $614 million and $673 million at December 31, 2017 and 2016, respectively. Related depreciation and amortization expense was $124 million, $139 million and $159 million for the years ended December 31, 2017, 2016 and 2015, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.7 billion and $1.5 billion at December 31, 2017 and 2016, respectively. Accumulated amortization of capitalized software was $1.3 billion and $1.1 billion at December 31, 2017 and 2016, respectively. Related amortization expense was $164 million, $132 million and $150 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, prepaid legal plan fees, administrative service fees, and fees related to certain stable value products. Such fees are recognized in the period in which services are performed.

   Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life Insurance Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company.

   Foreign Currency

     Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Goodwill

     Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

     The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

     The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may determine the fair values of its reporting units by applying a market multiple, discounted cash flow, and/or an actuarial based valuation approach.

     For the 2017 annual goodwill impairment tests, the Company concluded that goodwill was not impaired. The goodwill balance was $70 million in the U.S segment and $31 million in the MetLife Holdings segment, at both
   December 31, 2017 and 2016.

Adoption of New Accounting Pronouncements

  Effective January 1, 2017, the Company early adopted guidance relating to business combinations. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective January 1, 2017, the Company retrospectively adopted guidance relating to consolidation. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective January 1, 2016, the Company retrospectively adopted guidance relating to short-duration contracts. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing and frequency of claims. The adoption did not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 4.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

Other

  Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook reduced gross derivative assets by $751 million, gross derivative liabilities by $603 million, accrued investment income by $55 million, accrued investment expense recorded within other liabilities by $10 million, collateral receivables recorded within premiums, reinsurance and other receivables of $226 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $419 million.

Future Adoption of New Accounting Pronouncements

  In February 2018, the Financial Accounting Standards Board ("FASB") issued new guidance on reporting comprehensive income (Accounting Standards Update ("ASU") 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220):
Reclassification of Certain Tax Effects from AOCI). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate or law in U.S. Tax Reform is recognized. Early adoption is permitted. Current GAAP guidance requires that the effect of a change in tax laws or rates on deferred tax liabilities or assets to be included in income from continuing operations in the reporting period that includes the enactment date, even if the related income tax effects were originally charged or credited directly to AOCI. The new guidance allows a reclassification of AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. Also, the new guidance requires certain disclosures about stranded tax effects. The Company will early adopt the new guidance in the first quarter of 2018. The Company expects the impact of the new guidance at adoption will be a decrease to retained earnings as of January 1, 2018 of approximately $1.0 billion with a corresponding increase to AOCI.

  In August 2017, the FASB issued new guidance on hedging activities
(ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The new guidance simplifies the application of hedge accounting in certain situations and amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

  In March 2017, the FASB issued new guidance on purchased callable debt securities (ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt
Securities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  In March 2017, the FASB issued new guidance on the presentation of net periodic pension cost and net periodic postretirement benefit cost
(ASU 2017-07, Compensation - Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost). The new guidance is effective for annual periods beginning after December 15, 2017 and interim periods within those annual periods. The guidance requires that an employer that offers to its employees defined benefit pension or other postretirement benefit plans report the service cost component in the same line item or items as other compensation costs. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations, if one is presented. If a separate line item is not used, the line item used in the income statement to present the other components of net benefit cost must be disclosed. In addition, the guidance allows only the service cost component to be eligible for capitalization when applicable. The guidance should be applied retrospectively for the presentation of the service cost component in the income statement with a practical expedient for the estimation basis for applying the retrospective presentation requirements, and prospectively for the capitalization of the service component. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment to retained earnings at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In January 2017, the FASB issued new guidance on goodwill impairment
(ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment). The new guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The new guidance simplifies the current two-step goodwill impairment test by eliminating Step 2 of the test. The new guidance requires a one-step impairment test in which an entity compares the fair value of a reporting unit with its carrying amount and recognizes an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, if any. The Company expects the adoption of the new guidance will reduce the complexity involved with the evaluation of goodwill for impairment. The impact of this guidance will depend on the outcomes of future goodwill impairment tests.

  In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): A consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. The Company will apply the guidance as of January 1, 2018. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Based on the Company's assessment of the intra-entity asset transfers and related deferred income taxes that are in scope, the Company expects the adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. The new guidance addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

  In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses
(Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

  In February 2016, the FASB issued new guidance on leasing transactions
(ASU 2016-02, Leases - Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and requires a modified retrospective transition approach. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months. Leases would be classified as finance or operating leases and both types of leases will be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company's implementation efforts are primarily focused on the review of its existing lease contracts, identification of other contracts that may fall under the scope of the new guidance, and performing a gap analysis on the current state of lease-related activities compared with the future state of lease-related activities. The Company is currently evaluating the overall impact of the new guidance on its consolidated financial statements.

  In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, as amended by ASU 2018-03, Financial Instruments-Overall: Technical Corrections and Improvements, issued in February
2018) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The Company will utilize a modified retrospective approach to adopt the new guidance effective January 1, 2018. The expected impact related to the change in accounting for equity securities AFS will be $63 million of net unrealized investment gains, net of income tax, which will be reclassified from AOCI to retained earnings. The estimated financial statement impact related to cost method other limited partnership interests and real estate joint ventures was not material.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers - Topic 606), effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The Company will apply the guidance retrospectively with a cumulative-effect adjustment as of January 1, 2018. The new guidance supersedes nearly all existing revenue recognition guidance under U.S. GAAP. However, it does not impact the accounting for insurance and investment contracts within the scope of Accounting Standards Codification (ASC) Topic 944, Financial Services - Insurance, leases, financial instruments and certain guarantees. For those contracts that are impacted, the new guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company identified revenue streams within the scope of the guidance that are all included within other revenues in the consolidated statements of operations and evaluated the related contracts, primarily consisting of prepaid legal plans and administrative-only contracts within the U.S. segment, and distribution and administrative services fees within the MetLife Holdings segment. As other revenues represents approximately 4% of consolidated total revenues for the year ended December 31, 2017, the modified retrospective adoption as of January 1, 2018, did not have a material impact on the Company's consolidated financial position and the Company has not identified any material prospective changes in the recognition and measurement of other revenue. The Company expects to expand its qualitative disclosures within the notes to the consolidated financial statements.

Other

  Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the LCH. The Company is currently evaluating the impact of these amendments on its consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: U.S. and MetLife Holdings. In addition, the Company reports certain of its results of operations in Corporate & Other.

  On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries ("Brighthouse") through a distribution of 96,776,670 shares of the 119,773,106 shares of Brighthouse Financial, Inc. common stock outstanding, representing 80.8% of those shares, to MetLife, Inc. common shareholders (the "Separation"). MetLife, Inc. retained the remaining ownership interest of 22,996,436 shares, or 19.2%, of Brighthouse Financial, Inc. common stock outstanding.

U.S.

  The U.S. segment offers a broad range of protection products and services aimed at serving the financial needs of customers throughout their lives. These products are sold to corporations and their respective employees, other institutions and their respective members, as well as individuals. The U.S. segment is organized into two businesses: Group Benefits and Retirement and Income Solutions.

 . The Group Benefits business offers insurance products and services which include life, dental, group short- and long-term disability, individual disability, accidental death and dismemberment, vision and accident & health coverages, as well as prepaid legal plans. This business also sells administrative services-only arrangements to some employers.

 . The Retirement and Income Solutions business offers a broad range of annuity and investment products, including capital market investment products, institutional income annuities, stable value and pension risk transfer products. This business also includes products to fund tort settlements, as well as postretirement benefits and company-, bank- or trust-owned life insurance.

MetLife Holdings

  The MetLife Holdings segment consists of operations relating to products and businesses no longer actively marketed by the Company, such as variable, universal, term and whole life insurance, variable, fixed and index-linked annuities and long-term care insurance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


Corporate & Other

  Corporate & Other contains the excess capital, as well as certain charges and activities, not allocated to the segments, including enterprise-wide strategic initiative restructuring charges and various start-up businesses (including the direct to consumer portion of the U.S. Direct business). Corporate & Other also includes the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. For the years ended December 31, 2016 and 2015, Corporate & Other includes business of the Company that was transferred to Brighthouse. In addition, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

Financial Measures and Segment Accounting Policies

  Adjusted earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, adjusted earnings is also the Company's GAAP measure of segment performance and is reported below. Adjusted earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of adjusted earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

  Adjusted earnings is defined as adjusted revenues less adjusted expenses, net of income tax.

  The financial measures of adjusted revenues and adjusted expenses focus on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues and costs related to non-core products and certain entities required to be consolidated under GAAP. Also, these measures exclude results of discontinued operations under GAAP and other businesses that have been or will be sold or exited by MLIC but do not meet the discontinued operations criteria under GAAP and are referred to as divested businesses. Divested businesses also includes the net impact of transactions with exited businesses that have been eliminated in consolidation under GAAP and costs relating to businesses that have been or will be sold or exited by MLIC that do not meet the criteria to be included in results of discontinued operations under GAAP. Adjusted revenues also excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to revenues, in the line items indicated, in calculating adjusted revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) excludes post-tax adjusted earnings adjustments relating to insurance joint ventures accounted for under the equity method and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to expenses, in the line items indicated, in calculating adjusted expenses:

 .   Policyholder benefits and claims and policyholder dividends excludes:
     (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses), (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs") and (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs and (iii) Market Value Adjustments;

 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


  The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

  MetLife's economic capital model, coupled with considerations of local capital requirements, aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon while applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife's management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, net income (loss) or adjusted earnings.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                 MetLife    Corporate                               Total
Year Ended December 31, 2017                           U.S.      Holdings    & Other      Total     Adjustments  Consolidated
--------------------------------------------------- ----------  ----------  ---------  -----------  -----------  ------------
                                                                                  (In millions)
Revenues
Premiums........................................... $   19,496  $    3,420  $       9  $    22,925   $       --   $    22,925
Universal life and investment-type product policy
 fees..............................................      1,004       1,126         --        2,130           97         2,227
Net investment income..............................      6,206       4,920       (243)      10,883         (370)       10,513
Other revenues.....................................        781         200        589        1,570           --         1,570
Net investment gains (losses)......................         --          --         --           --          334           334
Net derivative gains (losses)......................         --          --         --           --         (344)         (344)
                                                    ----------  ----------  ---------  -----------  -----------  ------------
  Total revenues...................................     27,487       9,666        355       37,508         (283)       37,225
                                                    ----------  ----------  ---------  -----------  -----------  ------------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................     20,558       6,006          4       26,568          321        26,889
Interest credited to policyholder account balances.      1,459         779         --        2,238           (3)        2,235
Capitalization of DAC..............................        (48)        (13)        --          (61)          --           (61)
Amortization of DAC and VOBA.......................         56         303         --          359         (118)          241
Interest expense on debt...........................         11           8         87          106           --           106
Other expenses.....................................      2,717       1,201        930        4,848            1         4,849
                                                    ----------  ----------  ---------  -----------  -----------  ------------
  Total expenses...................................     24,753       8,284      1,021       34,058          201        34,259
                                                    ----------  ----------  ---------  -----------  -----------  ------------
Provision for income tax expense (benefit).........        954         427       (368)       1,013       (1,574)         (561)
                                                    ----------  ----------  ---------  -----------               ------------
  Adjusted earnings................................ $    1,780  $      955  $    (298)       2,437
                                                    ==========  ==========  =========
Adjustments to:
Total revenues.....................................                                           (283)
Total expenses.....................................                                           (201)
Provision for income tax (expense) benefit.........                                          1,574
                                                                                       -----------
  Net income (loss)..........................................                          $     3,527                $     3,527
                                                                                       ===========               ============

                                                     MetLife   Corporate
 At December 31, 2017                       U.S.     Holdings   & Other    Total
---------------------------------------  ---------- ---------- --------- ----------
                                                       (In millions)
 Total assets........................... $  245,750 $  163,397 $  25,148 $  434,295
 Separate account assets................ $   80,240 $   50,585 $      -- $  130,825
 Separate account liabilities........... $   80,240 $   50,585 $      -- $  130,825

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)

                                                                   MetLife     Corporate                               Total
Year Ended December 31, 2016                            U.S.       Holdings     & Other      Total     Adjustments  Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  -----------  ------------
                                                                                   (In millions)
Revenues
Premiums........................................... $    17,921  $     4,411  $       61  $    22,393  $        --  $    22,393
Universal life and investment-type product policy
 fees..............................................         988        1,236         216        2,440          102        2,542
Net investment income..............................       6,075        5,606         (67)      11,614         (531)      11,083
Other revenues.....................................         750          110         618        1,478           --        1,478
Net investment gains (losses)......................          --           --          --           --          132          132
Net derivative gains (losses)......................          --           --          --           --       (1,138)      (1,138)
                                                    -----------  -----------  ----------  -----------  -----------  -----------
  Total revenues...................................      25,734       11,363         828       37,925       (1,435)      36,490
                                                    -----------  -----------  ----------  -----------  -----------  -----------
Expenses
Policyholder benefits and claims and
 policyholder dividends............................      18,968        7,244         130       26,342          171       26,513
Interest credited to policyholder account balances.       1,297          907          32        2,236           (3)       2,233
Capitalization of DAC..............................         (60)        (267)         (5)        (332)          --         (332)
Amortization of DAC and VOBA.......................          56          675          56          787         (346)         441
Interest expense on debt...........................          10            7          95          112           --          112
Other expenses.....................................       2,770        1,850         825        5,445          137        5,582
                                                    -----------  -----------  ----------  -----------  -----------  -----------
  Total expenses...................................      23,041       10,416       1,133       34,590          (41)      34,549
                                                    -----------  -----------  ----------  -----------  -----------  -----------
Provision for income tax expense (benefit).........         963          274        (551)         686         (487)         199
                                                    -----------  -----------  ----------  -----------               -----------
  Adjusted earnings................................ $     1,730  $       673  $      246        2,649
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                            (1,435)
Total expenses.....................................                                                41
Provision for income tax (expense) benefit.........                                               487
                                                                                          -----------
  Net income (loss)....................................................................   $     1,742               $     1,742
                                                                                          ===========               ===========

                                             MetLife     Corporate
At December 31, 2016              U.S.       Holdings     & Other      Total
----------------------------- ------------ ------------ ----------- ------------
                                                (In millions)
Total assets................. $    247,555 $    163,024 $    21,982 $    432,561
Separate account assets...... $     85,854 $     47,982 $        -- $    133,836
Separate account liabilities. $     85,854 $     47,982 $        -- $    133,836

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                   MetLife     Corporate                              Total
Year Ended December 31, 2015                            U.S.       Holdings     & Other      Total     Adjustments Consolidated
--------------------------------------------------- -----------  -----------  ----------  -----------  ----------- ------------
                                                                                   (In millions)
Revenues
Premiums........................................... $    17,340  $     4,527  $       67  $    21,934  $       --  $    21,934
Universal life and investment-type product policy
 fees..............................................         941        1,294         249        2,484         100        2,584
Net investment income..............................       6,011        5,890          94       11,995        (456)      11,539
Other revenues.....................................         729          135         672        1,536          --        1,536
Net investment gains (losses)......................          --           --          --           --         259          259
Net derivative gains (losses)......................          --           --          --           --         881          881
                                                    -----------  -----------  ----------  -----------  ----------  -----------
  Total revenues...................................      25,021       11,846       1,082       37,949         784       38,733
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Expenses
Policyholder benefits and claims and policyholder
 dividends.........................................      18,415        7,207         125       25,747          64       25,811
Interest credited to policyholder account balances.       1,212          933          34        2,179           4        2,183
Capitalization of DAC..............................         (71)        (409)         (2)        (482)         --         (482)
Amortization of DAC and VOBA.......................          59          527          44          630         112          742
Interest expense on debt...........................           5            4         113          122          --          122
Other expenses.....................................       2,724        1,825       1,324        5,873           3        5,876
                                                    -----------  -----------  ----------  -----------  ----------  -----------
  Total expenses...................................      22,344       10,087       1,638       34,069         183       34,252
                                                    -----------  -----------  ----------  -----------  ----------  -----------
Provision for income tax expense (benefit).........         961          556          37        1,554         209        1,763
                                                    -----------  -----------  ----------  -----------              -----------
  Adjusted earnings................................ $     1,716  $     1,203  $     (593)       2,326
                                                    ===========  ===========  ==========
Adjustments to:
Total revenues.....................................                                               784
Total expenses.....................................                                              (183)
Provision for income tax (expense) benefit.........                                              (209)
                                                                                          -----------
  Net income (loss)................................                                       $     2,718              $     2,718
                                                                                          ===========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                   Years Ended December 31,
                                                   -----------------------
                                                    2017     2016    2015
                                                   -------  ------- -------
                                                        (In millions)
     Life insurance............................... $13,139  $13,907 $13,811
     Accident & health insurance..................   7,933    7,889   7,475
     Annuities....................................   5,390    4,379   4,548
     Non-insurance................................     260      238     220
                                                   -------  ------- -------
      Total....................................... $26,722  $26,413 $26,054
                                                   =======  ======= =======

  Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

  Revenues derived from one U.S. customer were $2.8 billion, $2.8 billion and $2.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively, which represented 11%, 10% and 10%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Disposition

  In December 2016, the Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of its wholly-owned subsidiaries, New England Life Insurance Company ("NELICO") and General American Life Insurance Company ("GALIC"). The net book value of NELICO and GALIC at the time of the dividend was $2.9 billion, which was recorded as a dividend of retained earnings of $2.7 billion and a decrease to other comprehensive income of $254 million, net of income tax. As of the date of the dividend payment, the Company no longer consolidates the assets, liabilities and operations of NELICO and GALIC.

4. Insurance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                         -----------------
                                           2017     2016
                                         -------- --------
                                           (In millions)
                      U.S............... $131,224 $124,877
                      MetLife Holdings..   89,012   89,874
                      Corporate & Other.      294      337
                                         -------- --------
                       Total............ $220,530 $215,088
                                         ======== ========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

-------------------------------------------------------------------------------
Product Type:                Measurement Assumptions:
-------------------------------------------------------------------------------
Participating life           Aggregate of (i) net level premium reserves for
                               death and endowment policy benefits (calculated
                               based upon the non-forfeiture interest rate,
                               ranging from 3% to 7%, and mortality rates
                               guaranteed in calculating the cash surrender
                               values described in such contracts); and
                               (ii) the liability for terminal dividends.
-------------------------------------------------------------------------------
Nonparticipating life        Aggregate of the present value of future expected
                               benefit payments and related expenses less the
                               present value of future expected net premiums.
                               Assumptions as to mortality and persistency are
                               based upon the Company's experience when the
                               basis of the liability is established. Interest
                               rate assumptions for the aggregate future
                               policy benefit liabilities range from 2% to 11%.
-------------------------------------------------------------------------------
Individual and group         Present value of future expected payments.
traditional fixed annuities    Interest rate assumptions used in establishing
after annuitization            such liabilities range from 1% to 11%.
-------------------------------------------------------------------------------
Non-medical health           The net level premium method and assumptions as
insurance                      to future morbidity, withdrawals and interest,
                               which provide a margin for adverse deviation.
                               Interest rate assumptions used in establishing
                               such liabilities range from 4% to 7%.
-------------------------------------------------------------------------------
Disabled lives               Present value of benefits method and experience
                               assumptions as to claim terminations, expenses
                               and interest. Interest rate assumptions used in
                               establishing such liabilities range from 2% to
                               8%.
-------------------------------------------------------------------------------

  Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 21%, 26% and 27% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

  Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 9. Guarantees accounted for as insurance liabilities include:

 ------------------------------------------------------------------------------
 Guarantee:                                   Measurement Assumptions:
 ------------------------------------------------------------------------------
 GMDBs  . A return of purchase payment      . Present value of expected death
           upon death even if the account      benefits in excess of the
           value is reduced to zero.           projected account balance
                                               recognizing the excess ratably
                                               over the accumulation period
                                               based on the present value of
                                               total expected assessments.

        . An enhanced death benefit may be  . Assumptions are consistent with
           available for an additional fee.    those used for amortizing DAC,
                                               and are thus subject to the
                                               same variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the historical
                                               experience of the appropriate
                                               underlying equity index, such
                                               as the S&P 500 Index.

                                            . Benefit assumptions are based on
                                               the average benefits payable
                                               over a range of scenarios.
 ------------------------------------------------------------------------------
 GMIBs  . After a specified period of time  . Present value of expected income
           determined at the time of           benefits in excess of the
           issuance of the variable            projected account balance at
           annuity contract, a minimum         any future date of
           accumulation of purchase            annuitization and recognizing
           payments, even if the account       the excess ratably over the
           value is reduced to zero, that      accumulation period based on
           can be annuitized to receive a      present value of total expected
           monthly income stream that is       assessments.
           not less than a specified
           amount.

        .  Certain contracts also provide   . Assumptions are consistent with
           for a guaranteed lump sum           those used for estimating GMDB
           return of purchase premium in       liabilities.
           lieu of the annuitization
           benefit.

                                            . Calculation incorporates an
                                               assumption for the percentage
                                               of the potential annuitizations
                                               that may be elected by the
                                               contractholder.
 ------------------------------------------------------------------------------
 GMWBs. . A return of purchase payment via  . Expected value of the life
           partial withdrawals, even if        contingent payments and
           the account value is reduced to     expected assessments using
           zero, provided that cumulative      assumptions consistent with
           withdrawals in a contract year      those used for estimating the
           do not exceed a certain limit.      GMDB liabilities.

        .  Certain contracts include
           guaranteed withdrawals that are
           life contingent.
 ------------------------------------------------------------------------------

  The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                Universal and Variable
                              Annuity Contracts     Life Contracts
                              ----------------  ----------------------
                                                Secondary    Paid-Up
                              GMDBs    GMIBs    Guarantees  Guarantees  Total
                              -----    -----    ----------  ---------- ------
                                             (In millions)
Direct:
Balance at January 1, 2015... $ 196    $ 458          $541        $ 82 $1,277
Incurred guaranteed benefits.    37       80            86           9    212
Paid guaranteed benefits.....    (1)      --            --          --     (1)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.   232      538           627          91  1,488
Incurred guaranteed benefits.    55       63            92          11    221
Paid guaranteed benefits.....    (1)      --            --          --     (1)
Dispositions (1).............   (18)    (134)          (99)         --   (251)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.   268      467           620         102  1,457
Incurred guaranteed benefits.    58      112           105           7    282
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $ 326    $ 579          $725        $109 $1,739
                              =====    =====    ==========  ========== ======
Ceded:
Balance at January 1, 2015... $  37    $  24          $305        $ 57 $  423
Incurred guaranteed benefits.    14        2            49           6     71
Paid guaranteed benefits.....    (1)      --            --          --     (1)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.    50       26           354          63    493
Incurred guaranteed benefits.    13      (8)           (8)           8      5
Paid guaranteed benefits.....    (1)      --            --          --     (1)
Dispositions (1).............   (18)     (39)          (97)         --   (154)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.    44      (21)          249          71    343
Incurred guaranteed benefits.  (44)       21            23           5      5
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $  --    $  --          $272        $ 76 $  348
                              =====    =====    ==========  ========== ======
Net:
Balance at January 1, 2015... $ 159    $ 434          $236        $ 25 $  854
Incurred guaranteed benefits.    23       78            37           3    141
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2015.   182      512           273          28    995
Incurred guaranteed benefits.    42       71           100           3    216
Paid guaranteed benefits.....    --       --            --          --     --
Dispositions (1).............    --     (95)           (2)          --   (97)
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2016.   224      488           371          31  1,114
Incurred guaranteed benefits.   102       91            82           2    277
Paid guaranteed benefits.....    --       --            --          --     --
                              -----    -----    ----------  ---------- ------
Balance at December 31, 2017. $ 326    $ 579          $453        $ 33 $1,391
                              =====    =====    ==========  ========== ======

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                                       December 31,
                                            ---------------------------------------------------------------
                                                          2017                              2016
                                            -----------------------------     -----------------------------
                                                In the             At             In the             At
                                            Event of Death    Annuitization   Event of Death    Annuitization
                                            --------------   -------------    --------------   -------------
                                                                   (Dollars in millions)
Annuity Contracts (1):
Variable Annuity Guarantees:
  Total account value (2)..................  $    56,136      $    25,257      $    54,629      $    24,310
  Separate account value...................  $    45,431      $    24,336      $    43,359      $    23,330
  Net amount at risk.......................  $       990 (3)  $       353 (4)  $     1,386 (3)  $       328 (4)
Average attained age of contractholders....     66 years         65 years         65 years         64 years
Other Annuity Guarantees:
  Total account value (2)..................          N/A      $       141              N/A      $       141
  Net amount at risk.......................          N/A      $        92 (5)          N/A      $        92 (5)
Average attained age of contractholders....          N/A         52 years              N/A         52 years

                                                                       December 31,
                                            ---------------------------------------------------------------
                                                          2017                              2016
                                            -----------------------------     -----------------------------
                                              Secondary          Paid-Up        Secondary          Paid-Up
                                               Guarantees       Guarantees       Guarantees      Guarantees
                                            --------------   -------------    --------------   -------------
                                                                   (Dollars in millions)
Universal and Variable Life Contracts (1):
  Total account value (2)..................  $     4,679      $       977      $     4,306      $     1,014
  Net amount at risk (6)...................  $    46,704      $     6,713      $    49,161      $     7,164
Average attained age of policyholders......     54 years         62 years         53 years         62 years

--------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes the contractholder's investments in the general account and separate account, if applicable.

(3) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5) Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2017    2016
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                        Equity.......... $21,464 $19,929
                        Balanced........  19,443  18,833
                        Bond............   3,798   3,882
                        Money Market....      57      64
                                         ------- -------
                         Total.......... $44,762 $42,708
                                         ======= =======

Obligations Assumed Under Structured Settlement Assignments

  The Company assumes structured settlement claim obligations as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company receives a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchases annuities from Brighthouse to fund these periodic payment claim obligations and designates payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding structured settlement claims are recorded as an investment. See Note 1.

  See Note 8 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain unconsolidated special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $42.7 billion, $39.7 billion and $35.1 billion, respectively, and repaid $41.4 billion, $38.5 billion and $35.5 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $34.2 billion and $30.8 billion, respectively.

  Metropolitan Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of New York. Holdings of common stock of the FHLB of New York, included in equity securities, were $733 million and $748 million at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   The Company has also entered into funding agreements with the FHLB of New York and a subsidiary of the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                              Liability                     Collateral
                      ------------------------- ----------------------------------
                                              December 31,
                      ------------------------------------------------------------
                          2017         2016           2017              2016
                      ------------ ------------ ----------------  ----------------
                                             (In millions)
FHLB of New York (1). $     14,445 $     14,445 $     16,605  (2) $     16,828 (2)
Farmer Mac (3)....... $      2,550 $      2,550 $          2,644  $          2,645

--------
(1) Represents funding agreements issued to the FHLB of New York in exchange for cash and for which the FHLB of New York has been granted a lien on certain assets, some of which are in the custody of the FHLB of New York, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of New York as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of New York's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of New York.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3) Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses

  The following is information about incurred and paid claims development by segment as of December 31, 2017. Such amounts are presented net of reinsurance, and are not discounted. The tables present claims development and cumulative claim payments by incurral year. The development tables are only presented for significant short-duration product liabilities within each segment. Where practical, up to 10 years of history has been provided. The information about incurred and paid claims development prior to 2016 is presented as supplementary information, as described in Note 1.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  U.S.

   Group Life - Term

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance             At December 31, 2017
                 ---------------------------------------------------------------------------------  ----------------------------
                                    For the Years Ended December 31,                                   Total IBNR
                 ---------------------------------------------------------------------------------  Liabilities Plus Cumulative
                                    (Unaudited)                                                         Expected     Number of
                 -----------------------------------------------------------                         Development on   Reported
Incurral Year      2011        2012        2013        2014        2015        2016        2017     Reported Claims    Claims
-------------     ---------   ---------   ---------   ---------   ---------  ---------  ----------  ---------------- -----------
                                                        (Dollars in millions)
    2011........ $   6,318   $   6,290   $   6,293   $   6,269   $   6,287   $   6,295   $   6,294       $    1          207,301
    2012........                 6,503       6,579       6,569       6,546       6,568       6,569            3          208,626
    2013........                             6,637       6,713       6,719       6,720       6,730           15          210,643
    2014........                                         6,986       6,919       6,913       6,910            5          210,797
    2015........                                                     7,040       7,015       7,014           12          211,597
    2016........                                                                 7,125       7,085           21          206,610
    2017........                                                                             7,432          898          186,954
                                                                                        ----------
 Total................................................................................      48,034
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance    (46,136)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......          5
                                                                                        ----------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................   $   1,903
                                                                                        ==========

                     Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                     ---------------------------------------------------------------------------------------
                                            For the Years Ended December 31,
                     ---------------------------------------------------------------------------------------
                                          (Unaudited)
                     -------------------------------------------------------------
Incurral Year           2011         2012         2013        2014        2015        2016         2017
-------------         ----------   ----------  ----------  ----------  ----------  ----------  ------------
                                                             (In millions)
    2011............ $    4,982   $    6,194   $    6,239  $    6,256  $    6,281  $    6,290   $     6,292
    2012............                   5,132        6,472       6,518       6,532       6,558         6,565
    2013............                                5,216       6,614       6,664       6,678         6,711
    2014............                                            5,428       6,809       6,858         6,869
    2015............                                                        5,524       6,913         6,958
    2016............                                                                    5,582         6,980
    2017............                                                                                  5,761
                                                                                               ------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $    46,136
                                                                                               ============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2017:

                          Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                    -------------------------------------------------------------------------------------------
Years..............            1             2            3            4            5            6            7
Group Life -- Term.         78.3%         20.0%         0.7%         0.2%         0.4%         0.1%         --%

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


   Group Long-Term Disability

                 Incurred Claims and Allocated Claim Adjustment Expense, Net of Reinsurance             At December 31, 2017
                 ---------------------------------------------------------------------------------  ----------------------------
                                    For the Years Ended December 31,                                   Total IBNR
                 ---------------------------------------------------------------------------------  Liabilities Plus Cumulative
                                    (Unaudited)                                                         Expected     Number of
                 -----------------------------------------------------------                         Development on   Reported
Incurral Year      2011        2012        2013        2014        2015        2016        2017     Reported Claims    Claims
-------------     ---------   ---------   ---------   ---------   ---------  ---------  ----------  ---------------- -----------
                                                               (Dollars in millions)
    2011........ $     955   $     916   $     894   $     914   $     924   $     923   $     918       $   --           21,642
    2012........                   966         979         980       1,014       1,034       1,037           --           20,085
    2013........                             1,008       1,027       1,032       1,049       1,070           --           21,123
    2014........                                         1,076       1,077       1,079       1,101           --           22,838
    2015........                                                     1,082       1,105       1,093            4           21,136
    2016........                                                                 1,131       1,139           26           17,585
    2017........                                                                             1,244          585            9,258
                                                                                        ----------
 Total................................................................................       7,602
Cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance     (3,006)
All outstanding liabilities for incurral years prior to 2011, net of reinsurance.......      2,539
                                                                                        ----------
 Total unpaid claims and claim adjustment expenses, net of reinsurance................   $   7,135
                                                                                        ==========

                   Cumulative Paid Claims and Paid Allocated Claim Adjustment Expenses, Net of Reinsurance
                  ------------------------------------------------------------------------------------------
                                               For the Years Ended December 31,
                  ------------------------------------------------------------------------------------------
                                            (Unaudited)
                  ---------------------------------------------------------------
Incurral Year        2011         2012         2013         2014         2015         2016         2017
-------------     ----------- ------------ ------------ ------------ ------------ ------------ -------------
                                                              (In millions)
    2011......... $        44 $        217 $        337 $        411 $        478 $        537  $        588
    2012.........                       43          229          365          453          524           591
    2013.........                                    43          234          382          475           551
    2014.........                                                 51          266          428           526
    2015.........                                                              50          264           427
    2016.........                                                                           49           267
    2017.........                                                                                         56
                                                                                               -------------
 Total cumulative paid claims and paid allocated claim adjustment expenses, net of reinsurance  $      3,006
                                                                                               =============

   Average Annual Percentage Payout

     The following is supplementary information about average historical claims duration as of December 31, 2017:

                                  Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
                            ------------------------------------------------------------------------------------------
Years......................           1             2             3            4          5             6            7
Group Long-Term Disability.         4.4%         18.8%         13.9%         8.5%       7.1%         6.4%         5.6%

  Significant Methodologies and Assumptions

     Group Life - Term and Group Long-Term Disability incurred but not paid ("IBNP") liabilities are developed using a combination of loss ratio and development methods. Claims in the course of settlement are then subtracted from the IBNP liabilities, resulting in the IBNR liabilities. The loss ratio method is used in the period in which the claims are neither sufficient nor credible. In developing the loss ratios, any material rate increases that could change the underlying premium without affecting the estimated incurred losses are taken into account. For periods where sufficient and credible claim data exists, the development method is used based on the claim triangles which categorize claims according to both the period in which they were incurred and the period in which they were paid, adjudicated or reported. The end result is a triangle of known data that is used to develop known completion ratios and factors. Claims paid are then subtracted from the estimated ultimate incurred claims to calculate the IBNP liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


        An expense liability is held for the future expenses associated with the payment of incurred but not yet paid claims (IBNR and pending). This is expressed as a percentage of the underlying claims liability and is based on past experience and the anticipated future expense structure.

        For Group Life - Term and Group Long-Term Disability, first year incurred claims and allocated loss adjustment expenses increased in 2017 compared to the 2016 incurral year due to the growth in the size of the business.

        There were no significant changes in methodologies during 2017. The assumptions used in calculating the unpaid claims and claim adjustment expenses for Group Life - Term and Group Long-Term Disability are updated annually to reflect emerging trends in claim experience.

        No additional premiums or return premiums have been accrued as a result of the prior year development.

        Liabilities for Group Life - Term unpaid claims and claim adjustment expenses are not discounted.

        The liabilities for Group Long-Term Disability unpaid claims and claim adjustment expenses were $6.0 billion and $5.8 billion at December 31, 2017 and 2016, respectively. These amounts were discounted using interest rates ranging from 3% to 8%, based on the incurral year. The total discount applied to these liabilities was $1.3 billion at both
     December 31, 2017 and 2016. The amount of interest accretion recognized was $510 million, $565 million and $517 million for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts were reflected in policyholder benefits and claims.

        For Group Life - Term, claims were based upon individual death claims. For Group Long-Term Disability, claim frequency was determined by the number of reported claims as identified by a unique claim number assigned to individual claimants. Claim counts initially include claims that do not ultimately result in a liability. These claims are omitted from the claim counts once it is determined that there is no liability.

        The Group Long-Term Disability IBNR, included in the development tables above, was developed using discounted cash flows, and is presented on a discounted basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses

    The reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses on the consolidated balance sheet was as follows at:

                                                                                                 December 31, 2017
                                                                                         ----------------------------------
                                                                                                   (In millions)
Short-Duration:
Unpaid claims and allocated claims adjustment expenses, net of reinsurance:
U.S.:
Group Life - Term....................................................................... $          1,903
Group Long-Term Disability..............................................................            7,135
                                                                                         ----------------
  Total.................................................................................                  $           9,038
Other insurance lines - all segments combined...........................................                                504
                                                                                                          -----------------
  Total unpaid claims and allocated claims adjustment expenses, net of reinsurance......                              9,542
                                                                                                          -----------------

Reinsurance recoverables on unpaid claims:
U.S.:
Group Life - Term.......................................................................               16
Group Long-Term Disability..............................................................               95
                                                                                         ----------------
  Total.................................................................................                                111
Other insurance lines - all segments combined...........................................                                 29
                                                                                                          -----------------
  Total reinsurance recoverable on unpaid claims........................................                                140
                                                                                                          -----------------
  Total unpaid claims and allocated claims adjustment expense...........................                              9,682
Discounting.............................................................................                            (1,272)
                                                                                                          -----------------
Liability for unpaid claims and claim adjustment liabilities - short-duration...........                              8,410
Liability for unpaid claims and claim adjustment liabilities - all long-duration lines..                              3,680
                                                                                                          -----------------
   Total liability for unpaid claims and claim adjustment expense (included in future
    policy benefits and other policy-related balances)..................................                  $          12,090
                                                                                                          =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  Rollforward of Claims and Claim Adjustment Expenses

      Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                       Years Ended December 31,
                                            -----------------------------------------------
                                                 2017          2016 (1)        2015 (2)
                                            --------------- --------------- ---------------
                                                             (In millions)
Balance at December 31 of prior period..... $        11,621 $         7,527 $         7,310
  Less: Reinsurance recoverables...........           1,251             273             286
                                            --------------- --------------- ---------------
Net balance at December 31 of prior period.          10,370           7,254           7,024
Cumulative adjustment (3)..................              --           3,277              --
                                            --------------- --------------- ---------------
Net balance at January 1,..................          10,370          10,531           7,024
Incurred related to:
  Current year.............................          16,264          15,978           5,316
  Prior years (4)..........................             175             322              13
                                            --------------- --------------- ---------------
    Total incurred.........................          16,439          16,300           5,329
Paid related to:
  Current year.............................        (12,212)        (12,454)         (3,415)
  Prior years..............................         (3,908)         (3,905)         (1,684)
                                            --------------- --------------- ---------------
    Total paid.............................        (16,120)        (16,359)         (5,099)
Dispositions (5)...........................              --           (102)              --
                                            --------------- --------------- ---------------
Net balance at December 31,................          10,689          10,370           7,254
  Add: Reinsurance recoverables............           1,401           1,251             273
                                            --------------- --------------- ---------------
Balance at December 31,.................... $        12,090 $        11,621 $         7,527
                                            =============== =============== ===============

--------

(1) In addition to the revisions discussed in Note 1, at December 31, 2016, the Net balance decreased by $712 million and the Reinsurance recoverables increased by $712 million from those amounts previously reported primarily to correct for the improper classification of reinsurance recoverables.

(2) Limited to group accident and non-medical health policies and contracts.

(3) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new short-duration contracts guidance which clarified the requirement to include claim information for long-duration contracts. The accumulated adjustment primarily reflects unpaid claim liabilities, net of reinsurance, for long-duration contracts as of the beginning of the period presented. Prior periods have not been restated. See Note 1.

(4) During 2017, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years but reported during current year. During 2016, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to the implementation of new guidance related to short-duration contracts.

(5) See Note 3.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $75.2 billion and $73.6 billion at December 31, 2017 and 2016, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $55.6 billion and $60.2 billion at December 31, 2017 and 2016, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.40% and 2.39% at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Insurance (continued)


  For the years ended December 31, 2017, 2016 and 2015, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                              Years Ended December 31,
                                                                 -------------------------------------------------
                                                                       2017             2016             2015
                                                                 ---------------  ---------------  ---------------
                                                                                   (In millions)
DAC:
Balance at January 1,...........................................  $        4,714   $        5,977   $        5,905
Capitalizations.................................................              61              332              482
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).              91              353             (111)
Other expenses..................................................            (331)            (791)            (624)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................            (240)            (438)            (735)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................            (215)             (12)             325
Dispositions (1)................................................              --           (1,145)              --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................           4,320            4,714            5,977
                                                                 ---------------  ---------------  ---------------
VOBA:
Balance at January 1,...........................................              29               66               70
Amortization related to:
Other expenses..................................................              (1)              (3)              (7)
                                                                 ---------------  ---------------  ---------------
  Total amortization............................................              (1)              (3)              (7)
                                                                 ---------------  ---------------  ---------------
Unrealized investment gains (losses)............................              --               13                3
Dispositions (1)................................................              --              (47)              --
                                                                 ---------------  ---------------  ---------------
Balance at December 31,.........................................              28               29               66
                                                                 ---------------  ---------------  ---------------
Total DAC and VOBA:
Balance at December 31,.........................................  $        4,348   $        4,743   $        6,043
                                                                 ===============  ===============  ===============

--------

(1) See Note 3.

  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                    ---------------------------
                                        2017          2016
                                    ------------- -------------
                                           (In millions)
                 U.S...............  $        413  $        421
                 MetLife Holdings..         3,930         4,317
                 Corporate & Other.             5             5
                                    ------------- -------------
                   Total...........  $      4,348  $      4,743
                                    ============= =============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                              Years Ended December 31,
                                         ----------------------------------
                                            2017        2016        2015
                                         ----------  ----------  ----------
                                                    (In millions)
   DSI:
   Balance at January 1,................ $      105  $      130  $      122
   Capitalization.......................          1           4           8
   Amortization.........................         (8)        (16)        (21)
   Unrealized investment gains (losses).         (5)          1          21
   Dispositions (1)..................... $       --  $      (14) $       --
                                         ----------  ----------  ----------
   Balance at December 31,.............. $       93  $      105  $      130
                                         ==========  ==========  ==========
   VODA and VOCRA:
   Balance at January 1,................ $      235  $      265  $      295
   Amortization.........................        (28)        (30)        (30)
                                         ----------  ----------  ----------
   Balance at December 31,.............. $      207  $      235  $      265
                                         ==========  ==========  ==========
   Accumulated amortization............. $      250  $      222  $      192
                                         ==========  ==========  ==========

--------

   (1)See Note 3.

  The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                              VOBA     VODA and VOCRA
                                          ------------ --------------
                                                 (In millions)
           2018.......................... $          2 $          26
           2019.......................... $          2 $          24
           2020.......................... $          2 $          22
           2021.......................... $          2 $          19
           2022.......................... $          2 $          17

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

U.S.

  For certain policies within its Group Benefits business, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements. The majority of the Company's reinsurance activity within this business relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The Company's Retirement and Income Solutions business has periodically engaged in reinsurance activities, on an opportunistic basis. There were no such transactions during the periods presented.

MetLife Holdings

  For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. For the periods presented, the Company reinsured 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount it retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in its results of operations. The Company purchases catastrophe coverage to insure risks issued within territories that it believes are subject to the greatest catastrophic risks.

Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2017 and 2016 were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.9 billion of unsecured unaffiliated reinsurance recoverable balances at both December 31, 2017 and 2016.

  At December 31, 2017, the Company had $2.9 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 72%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $3.0 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $2.1 billion, or 70%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer 59% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                          Years Ended December 31,
                                                               ----------------------------------------------
                                                                    2017            2016            2015
                                                               --------------  --------------  --------------
                                                                                (In millions)
Premiums
Direct premiums...............................................  $      23,062   $      21,931   $      21,497
Reinsurance assumed...........................................          1,116           1,687           1,679
Reinsurance ceded.............................................         (1,253)         (1,225)         (1,242)
                                                               --------------  --------------  --------------
  Net premiums................................................  $      22,925   $      22,393   $      21,934
                                                               ==============  ==============  ==============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $       2,492   $       3,006   $       3,050
Reinsurance assumed...........................................             12              60              58
Reinsurance ceded.............................................           (277)           (524)           (524)
                                                               --------------  --------------  --------------
  Net universal life and investment-type product policy fees..  $       2,227   $       2,542   $       2,584
                                                               ==============  ==============  ==============
Other revenues
Direct other revenues.........................................  $         930   $         851   $         875
Reinsurance assumed...........................................             35              (2)              5
Reinsurance ceded.............................................            605             629             656
                                                               --------------  --------------  --------------
  Net other revenues..........................................  $       1,570   $       1,478   $       1,536
                                                               ==============  ==============  ==============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $      26,199   $      25,248   $      24,561
Reinsurance assumed...........................................            875           1,496           1,454
Reinsurance ceded.............................................         (1,282)         (1,431)         (1,468)
                                                               --------------  --------------  --------------
  Net policyholder benefits and claims........................  $      25,792   $      25,313   $      24,547
                                                               ==============  ==============  ==============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances.....  $       2,199   $       2,279   $       2,240
Reinsurance assumed...........................................             49              35              33
Reinsurance ceded.............................................            (13)            (81)            (90)
                                                               --------------  --------------  --------------
  Net interest credited to policyholder account balances......  $       2,235   $       2,233   $       2,183
                                                               ==============  ==============  ==============
Other expenses
Direct other expenses.........................................  $       4,489   $       4,830   $       5,448
Reinsurance assumed...........................................            138             583             340
Reinsurance ceded.............................................            508             390             470
                                                               --------------  --------------  --------------
  Net other expenses..........................................  $       5,135   $       5,803   $       6,258
                                                               ==============  ==============  ==============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                      December 31,
                                   -----------------------------------------------------------------------------------
                                                     2017                                      2016
                                   ----------------------------------------- -----------------------------------------
                                                                     Total                                     Total
                                                                    Balance                                   Balance
                                    Direct    Assumed     Ceded      Sheet    Direct    Assumed     Ceded      Sheet
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
                                                                           (In millions)
Assets
Premiums, reinsurance and other
 receivables......................  $  2,491  $    448  $  19,159   $ 22,098  $  2,212  $    620  $  19,551   $ 22,383
Deferred policy acquisition costs
 and value of business acquired...     4,581        17       (250)     4,348     4,977        55       (289)     4,743
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
  Total assets....................  $  7,072  $    465  $  18,909   $ 26,446  $  7,189  $    675  $  19,262   $ 27,126
                                   ========= ========= ==========  ========= ========= ========= ==========  =========
Liabilities
Future policy benefits............  $118,077  $  1,342  $      (4)  $119,415  $113,883  $  1,640  $      (4)  $115,519
Policyholder account balances.....    93,758       181         --     93,939    91,889       577         --     92,466
Other policy-related balances.....     6,914       247         15      7,176     6,727       358         18      7,103
Other liabilities.................     8,498     2,242     16,669     27,409    10,735     2,229     16,533     29,497
                                   --------- --------- ----------  --------- --------- --------- ----------  ---------
  Total liabilities...............  $227,247  $  4,012  $  16,680   $247,939  $223,234  $  4,804  $  16,547   $244,585
                                   ========= ========= ==========  ========= ========= ========= ==========  =========

  In December 2016, the Company recaptured two reinsurance agreements which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 which were reinsured by an unaffiliated company. This recapture resulted in an increase in DAC and VOBA of $95 million, a decrease in premiums, reinsurance and other receivables of $697 million, and a decrease in other liabilities of $713 million. The Company recognized a gain of $72 million, net of income tax, for the year ended December 31, 2016, as a result of this transaction.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $14.3 billion and $14.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $1.9 billion and $2.2 billion at December 31, 2017 and 2016, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont, Metropolitan Tower Life Insurance Company and GALIC, all of which are related parties. Additionally, the Company has reinsurance agreements with Brighthouse Life Insurance Company ("Brighthouse Insurance"), Brighthouse Life Insurance Company of NY ("Brighthouse NY") and NELICO, former subsidiaries of MetLife, Inc. that were part of the Separation. See Note 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                    Years Ended December 31,
                                                              -------------------------------------
                                                                 2017         2016         2015
                                                              ----------- ------------ ------------
                                                                          (In millions)
Premiums
Reinsurance assumed..........................................  $      122  $       727  $       701
Reinsurance ceded............................................       (132)         (45)         (40)
                                                              ----------- ------------ ------------
  Net premiums...............................................  $     (10)  $       682  $       661
                                                              =========== ============ ============
Universal life and investment-type product policy fees
Reinsurance assumed..........................................  $       12  $        60  $        58
Reinsurance ceded............................................        (19)        (138)        (141)
                                                              ----------- ------------ ------------
  Net universal life and investment-type product policy fees.  $      (7)  $      (78)  $      (83)
                                                              =========== ============ ============
Other revenues
Reinsurance assumed..........................................  $       37  $       (1)  $         5
Reinsurance ceded............................................         563          575          607
                                                              ----------- ------------ ------------
  Net other revenues.........................................  $      600  $       574  $       612
                                                              =========== ============ ============
Policyholder benefits and claims
Reinsurance assumed..........................................  $       69  $       697  $       652
Reinsurance ceded............................................       (122)        (110)        (106)
                                                              ----------- ------------ ------------
  Net policyholder benefits and claims.......................  $     (53)  $       587  $       546
                                                              =========== ============ ============
Interest credited to policyholder account balances
Reinsurance assumed..........................................  $       47  $        34  $        32
Reinsurance ceded............................................        (13)         (81)         (90)
                                                              ----------- ------------ ------------
  Net interest credited to policyholder account balances.....  $       34  $      (47)  $      (58)
                                                              =========== ============ ============
Other expenses
Reinsurance assumed..........................................  $       40  $       490  $       245
Reinsurance ceded............................................         600          570          578
                                                              ----------- ------------ ------------
  Net other expenses.........................................  $      640  $     1,060  $       823
                                                              =========== ============ ============

  Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                  --------------------------------------------------
                                                                            2017                      2016
                                                                  ------------------------  ------------------------
                                                                    Assumed       Ceded       Assumed       Ceded
                                                                  ----------- ------------  ----------- ------------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables......................  $       47  $    12,762   $      229  $    13,334
Deferred policy acquisition costs and value of business acquired.          --         (180)          38         (198)
                                                                  ----------- ------------  ----------- ------------
  Total assets...................................................  $       47  $    12,582   $      267  $    13,136
                                                                  =========== ============  =========== ============
Liabilities
Future policy benefits...........................................  $      380  $        (4)  $      663  $        (4)
Policyholder account balances....................................         166           --          563           --
Other policy-related balances....................................         104           15          212           18
Other liabilities................................................       1,858       12,970        1,853       13,065
                                                                  ----------- ------------  ----------- ------------
  Total liabilities..............................................  $    2,508  $    12,981   $    3,291  $    13,079
                                                                  =========== ============  =========== ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Reinsurance (continued)

  The Company ceded two blocks of business to an affiliate on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and were $16 million and $10 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($6) million, ($2) million and $12 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $460 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($110) million, $33 million and $47 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was $882 million and $767 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivative were ($115) million, ($73) million and $404 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with these agreements are included within policyholder account balances and were $3 million and $390 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $263 million, ($32) million and ($55) million for the years ended December 31, 2017, 2016 and 2015, respectively.

  In January 2017, Brighthouse NY and NELICO recaptured risks related to certain variable annuities, including guaranteed minimum benefits, reinsured by the Company. This recapture resulted in a decrease in cash and cash equivalents of $34 million, a decrease in premiums, reinsurance and other receivables of $77 million, a decrease in future policy benefits of $79 million, a decrease in policyholder account balances of $387 million and an increase in other liabilities of $76 million. The Company recognized a gain of $178 million, net of income tax, for the year ended December 31, 2017, as a result of these transactions.

  In January 2017, the Company recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities reinsured by Brighthouse Insurance. This recapture resulted in an increase in investments and cash and cash equivalents of $428 million and a decrease in premiums, reinsurance and other receivables of $565 million. The Company recognized a loss of $89 million, net of income tax, for the year ended December 31, 2017, as a result of this transaction.

  In April 2016, Brighthouse Insurance recaptured risks related to certain single premium deferred annuity contracts from the Company. As a result of this recapture, the significant effects to the Company were a decrease in investments and cash and cash equivalents of $4.3 billion and a decrease in DAC of $87 million, offset by a decrease in other liabilities of $4.0 billion. The Company recognized a loss of $95 million, net of income tax, for the year ended December 31, 2016, as a result of this recapture.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $13 million and $293 million of unsecured affiliated reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.5 billion and $11.7 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on affiliated reinsurance were $1.8 billion and $2.2 billion at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan of Reorganization"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years from the Demutualization Date.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                             December 31,
                                                                                     -----------------------------
                                                                                          2017            2016
                                                                                     --------------  --------------
                                                                                             (In millions)
Closed Block Liabilities
Future policy benefits..............................................................  $      40,463   $      40,834
Other policy-related balances.......................................................            222             257
Policyholder dividends payable......................................................            437             443
Policyholder dividend obligation....................................................          2,121           1,931
Current income tax payable..........................................................             --               4
Other liabilities...................................................................            212             196
                                                                                     --------------  --------------
  Total closed block liabilities....................................................         43,455          43,665
                                                                                     --------------  --------------
Assets Designated to the Closed Block
Investments:
Fixed maturity securities available-for-sale, at estimated fair value...............         27,904          27,220
Equity securities available-for-sale, at estimated fair value.......................             70             100
Mortgage loans......................................................................          5,878           5,935
Policy loans........................................................................          4,548           4,553
Real estate and real estate joint ventures..........................................            613             655
Other invested assets...............................................................            731           1,246
                                                                                     --------------  --------------
  Total investments.................................................................         39,744          39,709
Accrued investment income...........................................................            477             467
Premiums, reinsurance and other receivables; cash and cash equivalents..............             14              86
Current income tax recoverable......................................................             35              --
Deferred income tax assets..........................................................             36             177
                                                                                     --------------  --------------
  Total assets designated to the closed block.......................................         40,306          40,439
                                                                                     --------------  --------------
  Excess of closed block liabilities over assets designated to the closed block.....          3,149           3,226
                                                                                     --------------  --------------
Amounts included in AOCI:
Unrealized investment gains (losses), net of income tax.............................          1,863           1,517
Unrealized gains (losses) on derivatives, net of income tax.........................            (7)              95
Allocated to policyholder dividend obligation, net of income tax....................        (1,379)         (1,255)
                                                                                     --------------  --------------
  Total amounts included in AOCI....................................................            477             357
                                                                                     --------------  --------------
  Maximum future earnings to be recognized from closed block assets and liabilities.  $       3,626   $       3,583
                                                                                     ==============  ==============

  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                   2017          2016          2015
                                                               ------------- ------------- ------------
                                                                            (In millions)
Balance at January 1,.........................................  $      1,931  $      1,783  $     3,155
Change in unrealized investment and derivative gains (losses).           190           148      (1,372)
                                                               ------------- ------------- ------------
Balance at December 31,.......................................  $      2,121  $      1,931  $     1,783
                                                               ============= ============= ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Closed Block (continued)


   Information regarding the closed block revenues and expenses was as follows:

                                                                                       Years Ended December 31,
                                                                               ----------------------------------------
                                                                                   2017          2016          2015
                                                                               ------------  ------------  ------------
                                                                                             (In millions)
Revenues
Premiums...................................................................... $      1,736  $      1,804  $      1,850
Net investment income.........................................................        1,818         1,902         1,982
Net investment gains (losses).................................................            1           (10)          (23)
Net derivative gains (losses).................................................          (32)           25            27
                                                                               ------------  ------------  ------------
  Total revenues..............................................................        3,523         3,721         3,836
                                                                               ------------  ------------  ------------
Expenses
Policyholder benefits and claims..............................................        2,453         2,563         2,564
Policyholder dividends........................................................          976           953         1,015
Other expenses................................................................          125           133           143
                                                                               ------------  ------------  ------------
  Total expenses..............................................................        3,554         3,649         3,722
                                                                               ------------  ------------  ------------
  Revenues, net of expenses before provision for income tax expense (benefit).          (31)           72           114
Provision for income tax expense (benefit)....................................           12            24            41
                                                                               ------------  ------------  ------------
  Revenues, net of expenses and provision for income tax expense (benefit).... $        (43) $         48  $         73
                                                                               ============  ============  ============

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan of Reorganization. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS") (collectively, "Structured Securities").

                                       December 31, 2017                                    December 31, 2016
                      ---------------------------------------------------- ----------------------------------------------------
                                        Gross Unrealized                                     Gross Unrealized
                       Cost or   -----------------------------  Estimated   Cost or   -----------------------------  Estimated
                      Amortized            Temporary    OTTI      Fair     Amortized            Temporary    OTTI      Fair
                        Cost       Gains    Losses   Losses (1)   Value      Cost       Gains    Losses   Losses (1)   Value
                      ---------- --------- --------- ---------- ---------- ---------- --------- --------- ---------- ----------
                                                                    (In millions)
Fixed maturity securities:
U.S. corporate.......  $  53,291  $  5,037  $   238    $   --    $  58,090  $  52,665  $  4,079  $   586    $   --    $  56,158
U.S. government and
 agency..............     35,021     3,755      231        --       38,545     32,834     3,238      457        --       35,615
Foreign corporate....     24,367     1,655      426        --       25,596     24,596       957    1,196        --       24,357
RMBS.................     21,735     1,039      181       (41)      22,634     22,786       911      290       (10)      23,417
ABS..................      7,808        73       15        --        7,866      7,567        32       95        --        7,504
State and political
 subdivision.........      6,310     1,245        3         1        7,551      6,252       928       44        --        7,136
CMBS.................      5,390       124       26        --        5,488      4,876       118       59        --        4,935
Foreign government...      3,887       641       26        --        4,502      3,565       507       74        --        3,998
                      ---------- --------- --------   -------   ---------- ---------- --------- --------   -------   ----------
 Total fixed
   maturity
   securities........  $ 157,809  $ 13,569  $ 1,146    $  (40)   $ 170,272  $ 155,141  $ 10,770  $ 2,801    $  (10)   $ 163,120
                      ========== ========= ========   =======   ========== ========== ========= ========   =======   ==========
Equity securities:
Common stock.........  $   1,190  $     75  $    14    $   --    $   1,251  $   1,220  $     91  $    12    $   --    $   1,299
Non-redeemable
 preferred stock.....        389        21        3        --          407        565        14       39        --          540
                      ---------- --------- --------   -------   ---------- ---------- --------- --------   -------   ----------
 Total equity
   securities........  $   1,579  $     96  $    17    $   --    $   1,658  $   1,785  $    105  $    51    $   --    $   1,839
                      ========== ========= ========   =======   ========== ========== ========= ========   =======   ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $4 million and less than $1 million with unrealized gains (losses) of ($3) million and less than $1 million at December 31, 2017 and 2016, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                 Due After Five
                                   Due After One     Years                               Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                      Year or Less  Five Years       Years          Years     Securities Securities
                      ------------ ------------- -------------- ------------- ---------- -----------
                                                      (In millions)
Amortized cost.......   $  6,372     $  34,198     $  30,434      $  51,872   $  34,933  $  157,809
Estimated fair value.   $  6,362     $  35,197     $  32,042      $  60,683   $  35,988  $  170,272

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                December 31, 2017                           December 31, 2016
                                   ------------------------------------------- -------------------------------------------
                                                          Equal to or Greater                         Equal to or Greater
                                    Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                                   --------------------- --------------------- --------------------- ---------------------
                                   Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated    Gross
                                     Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair     Unrealized
                                     Value      Losses     Value      Losses     Value      Losses     Value      Losses
                                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
                                                                    (Dollars in millions)
Fixed maturity securities:
U.S. corporate....................  $   3,727   $   57    $   2,523   $  181    $   8,406  $    337   $   2,260  $    249
U.S. government and agency........     13,905       76        3,018      155        6,032       457          --        --
Foreign corporate.................      1,677       43        3,912      383        5,343       336       4,523       860
RMBS..............................      3,673       30        3,332      110        6,662       187       1,707        93
ABS...............................        732        3          358       12        1,482        12       1,714        83
State and political subdivision...        106        1          120        3          943        43          17         1
CMBS..............................        844        6          193       20          922        15         432        44
Foreign government................        247        6          265       20          581        26         309        48
                                   ----------  -------   ----------  -------   ---------- ---------  ---------- ---------
  Total fixed maturity securities.  $  24,911   $  222    $  13,721   $  884    $  30,371  $  1,413   $  10,962  $  1,378
                                   ==========  =======   ==========  =======   ========== =========  ========== =========
Equity securities:
Common stock......................  $      88   $   14    $       2   $   --    $      58  $     12   $      10  $     --
Non-redeemable preferred stock....         42       --           41        3          139         6         120        33
                                   ----------  -------   ----------  -------   ---------- ---------  ---------- ---------
  Total equity securities.........  $     130   $   14    $      43   $    3    $     197  $     18   $     130  $     33
                                   ==========  =======   ==========  =======   ========== =========  ========== =========
Total number of securities in an
 unrealized loss position.........      1,327                 1,108                 3,076                   940
                                   ==========            ==========            ==========            ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

    . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

     With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


     The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

     In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

     Gross unrealized losses on fixed maturity securities decreased
   $1.7 billion during the year ended December 31, 2017 to $1.1 billion. The decrease in gross unrealized losses for the year ended December 31, 2017 was primarily attributable to narrowing credit spreads and strengthening foreign currencies on non-functional currency denominated fixed maturity securities.

     At December 31, 2017, $109 million of the total $1.1 billion of gross unrealized losses were from 24 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

     Gross unrealized losses on equity securities decreased $34 million during the year ended December 31, 2017 to $17 million.

   Investment Grade Fixed Maturity Securities

     Of the $109 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $68 million, or 62%, were related to gross unrealized losses on 10 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

     Of the $109 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $41 million, or 38%, were related to gross unrealized losses on 14 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial and utility securities) and CMBS and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainty including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates CMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                 December 31,
                                -----------------------------------------------
                                         2017                    2016
                                ----------------------- -----------------------
                                  Carrying     % of       Carrying     % of
                                   Value       Total       Value       Total
                                ------------ ---------- ------------ ----------
                                             (Dollars in millions)
Mortgage loans:
Commercial.....................  $    35,440      60.6%  $    34,008      60.1%
Agricultural...................       12,712       21.8       12,358       21.9
Residential....................       10,058       17.2        9,895       17.5
                                ------------ ---------- ------------ ----------
  Subtotal (1).................       58,210       99.6       56,261       99.5
Valuation allowances...........        (271)      (0.5)        (267)      (0.5)
                                ------------ ---------- ------------ ----------
  Subtotal mortgage loans, net.       57,939       99.1       55,994       99.0
Residential -- FVO.............          520        0.9          566        1.0
                                ------------ ---------- ------------ ----------
  Total mortgage loans, net....  $    58,459     100.0%  $    56,560     100.0%
                                ============ ========== ============ ==========

--------

    (1)Purchases of mortgage loans, primarily residential, were $3.1 billion and $2.9 billion for the years ended December 31, 2017 and 2016, respectively.

    The Company originates and acquires unaffiliated mortgage loans and simultaneously sells a portion to affiliates under master participation agreements. The aggregate amount of unaffiliated mortgage loan participation interests sold by the Company to affiliates during the years ended
  December 31, 2017, 2016 and 2015 were $2.5 billion, $3.6 billion and
  $3.0 billion, respectively. In connection with the mortgage loan participations, the Company collected mortgage loan principal and interest payments from unaffiliated borrowers on behalf of affiliates and remitted such receipts to the affiliates in the amount of $1.8 billion, $2.1 billion and $1.8 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on residential -- FVO is presented in Note 10. The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for       Impaired
                           Evaluated Individually for Credit Losses                Credit Losses                Loans
                   --------------------------------------------------------  -------------------------- ---------------------
                        Impaired Loans with a       Impaired Loans without a
                         Valuation Allowance          Valuation Allowance
                   -------------------------------- -----------------------
                    Unpaid                            Unpaid                                                        Average
                   Principal   Recorded  Valuation   Principal    Recorded      Recorded    Valuation    Carrying   Recorded
                    Balance   Investment Allowances   Balance    Investment    Investment   Allowances    Value    Investment
                   ---------- ---------- ---------- -----------  ----------- -------------- ----------- ---------- ----------
                                                                 (In millions)
December 31, 2017
Commercial........  $      --  $     --   $     --   $       --   $       --  $      35,440  $      173  $      --  $      5
Agricultural......         22        21          2           27           27         12,664          38         46        32
Residential.......         --        --         --          358          324          9,734          58        324       285
                   ---------- ---------  ---------  -----------  ----------- -------------- ----------- ---------- ---------
  Total...........  $      22  $     21   $      2   $      385   $      351  $      57,838  $      269  $     370  $    322
                   ========== =========  =========  ===========  =========== ============== =========== ========== =========
December 31, 2016
Commercial........  $      --  $     --   $     --   $       12   $       12  $      33,996  $      167  $      12  $     30
Agricultural......         11         9          1           27           27         12,322          37         35        49
Residential.......         --        --         --          265          241          9,654          62        241       188
                   ---------- ---------  ---------  -----------  ----------- -------------- ----------- ---------- ---------
  Total...........  $      11  $      9   $      1   $      304   $      280  $      55,972  $      266  $     288  $    267
                   ========== =========  =========  ===========  =========== ============== =========== ========== =========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $120 million, $60 million and $84 million, respectively, for the year ended December 31, 2015.

  Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                  Commercial    Agricultural   Residential      Total
                                --------------  ------------- ------------- --------------
                                                      (In millions)
Balance at January 1, 2015.....  $         182   $         35  $         41  $         258
Provision (release)............              2              2            30             34
Charge-offs, net of recoveries.            (19)            --          (16)           (35)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2015...            165             37            55            257
Provision (release)............              6              1            23             30
Charge-offs, net of recoveries.             --             --          (16)           (16)
Dispositions (1)...............            (4)             --            --            (4)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2016...            167             38            62            267
Provision (release)............              6              4             8             18
Charge-offs, net of recoveries.             --            (2)          (12)           (14)
                                --------------  ------------- ------------- --------------
Balance at December 31, 2017...  $         173   $         40  $         58  $         271
                                ==============  ============= ============= ==============

--------
(1) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

     The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

     All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

     For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

     The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

     For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                       Recorded Investment
                       ----------------------------------------------------
                         Debt Service Coverage Ratios                                Estimated
                       --------------------------------                      % of      Fair          % of
                        > 1.20x      1.00x - 1.20x < 1.00x      Total        Total     Value         Total
                       ----------    ------------- -------    ----------    -------- ----------    ---------
                                                 (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%......... $   29,346      $   1,359   $   198    $   30,903       87.2% $   31,563        87.5%
65% to 75%............      3,245             95       114         3,454         9.7      3,465          9.6
76% to 80%............        149            171        57           377         1.1        363          1.0
Greater than 80%......        400            159       147           706         2.0        665          1.9
                       ----------      ---------   -------    ----------    -------- ----------    ---------
  Total............... $   33,140      $   1,784   $   516    $   35,440      100.0% $   36,056       100.0%
                       ==========      =========   =======    ==========    ======== ==========    =========
December 31, 2016
Loan-to-value ratios:
Less than 65%......... $   29,352      $   1,036   $   564    $   30,952       91.0% $   31,320        91.2%
65% to 75%............      2,522             --       198         2,720         8.0      2,694          7.9
76% to 80%............        116             --        --           116         0.3        115          0.3
Greater than 80%......        118             27        75           220         0.7        214          0.6
                       ----------      ---------   -------    ----------    -------- ----------    ---------
  Total............... $   32,108      $   1,063   $   837    $   34,008      100.0% $   34,343       100.0%
                       ==========      =========   =======    ==========    ======== ==========    =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                          ---------------------------------------------------
                                    2017                      2016
                          ------------------------- -------------------------
                            Recorded       % of       Recorded       % of
                           Investment      Total     Investment      Total
                          ------------- ----------- ------------- -----------
                                         (Dollars in millions)
   Loan-to-value ratios:
   Less than 65%......... $      12,082       95.0% $      11,829       95.7%
   65% to 75%............           581         4.6           424         3.4
   76% to 80%............            40         0.3            17         0.2
   Greater than 80%......             9         0.1            88         0.7
                          ------------- ----------- ------------- -----------
     Total............... $      12,712      100.0% $      12,358      100.0%
                          ============= =========== ============= ===========

    The estimated fair value of agricultural mortgage loans was $12.8 billion and $12.5 billion at December 31, 2017 and 2016, respectively.

  Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                              December 31,
                          ----------------------------------------------------
                                     2017                      2016
                          -------------------------- -------------------------
                             Recorded       % of       Recorded       % of
                            Investment      Total     Investment      Total
                          -------------- ----------- ------------- -----------
                                         (Dollars in millions)
 Performance indicators:
 Performing..............  $       9,614       95.6%  $      9,563       96.6%
 Nonperforming...........            444         4.4           332         3.4
                          -------------- ----------- ------------- -----------
   Total.................  $      10,058      100.0%  $      9,895      100.0%
                          ============== =========== ============= ===========

     The estimated fair value of residential mortgage loans was $10.6 billion and $10.3 billion at December 31, 2017 and 2016, respectively.

  Past Due and Nonaccrual Mortgage Loans

      The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                   Greater than 90 Days Past Due and
                           Past Due                     Still Accruing Interest                   Nonaccrual
              ----------------------------------- ----------------------------------- -----------------------------------
              December 31, 2017 December 31, 2016 December 31, 2017 December 31, 2016 December 31, 2017 December 31, 2016
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (In millions)
Commercial...        $       --        $       --        $       --        $       --        $       --        $       --
Agricultural.               134               127               125               104                36                23
Residential..               444               332                --                --               444               332
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
   Total.....        $      578        $      459        $      125        $      104        $      480        $      355
              ================= ================= ================= ================= ================= =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring.

    For the year ended December 31, 2017, the Company had 500 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $120 million and $108 million pre-modification and post-modification, respectively. For the year ended December 31, 2016, the Company had 557 residential mortgage loans modified in a troubled debt restructuring with carrying value after specific valuation allowance of $136 million and $122 million pre-modification and post-modification, respectively. For the years ended December 31, 2017 and 2016, the Company did not have a significant amount of agricultural mortgage loans and no commercial mortgage loans modified in a troubled debt restructuring.

    For both the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring with subsequent payment default.

Other Invested Assets

    Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, loans to affiliates, annuities funding structured settlement claims and leveraged and direct financing leases. See "-- Related Party Investment Transactions" for information regarding loans to affiliates and annuities funding structured settlement claims.

  Tax Credit Partnerships

    The carrying value of tax credit partnerships was $1.8 billion and $1.7 billion at December 31, 2017 and 2016, respectively. Losses from tax credit partnerships included within net investment income were $259 million, $166 million, and $163 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  Leveraged and Direct Financing Leases

    Investment in leveraged and direct financing leases consisted of the following at:

                                                                  December 31,
                                                  --------------------------------------------
                                                          2017                   2016
                                                  --------------------- ----------------------
                                                               Direct                Direct
                                                   Leveraged  Financing  Leveraged  Financing
                                                    Leases     Leases     Leases     Leases
                                                  ----------- --------- ----------- ----------
                                                                 (In millions)
Rental receivables, net..........................  $      911  $    278  $    1,171  $     300
Estimated residual values........................         649        42         690         42
                                                  ----------- --------- ----------- ----------
  Subtotal.......................................       1,560       320       1,861        342
Unearned income..................................       (448)     (113)       (572)      (127)
                                                  ----------- --------- ----------- ----------
  Investment in leases, net of non-recourse debt.  $    1,112  $    207  $    1,289  $     215
                                                  =========== ========= =========== ==========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years but in certain circumstances can be over 25 years, while the payment periods for direct financing leases range from one to 20 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leveraged lease receivables and direct financing rental receivables were performing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The deferred income tax liability related to leveraged leases was $875 million and $1.3 billion at December 31, 2017 and 2016, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $3.1 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI, future policy benefits and the policyholder dividend obligation that would result from the realization of the unrealized gains (losses) are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses) included in AOCI, were as follows:

                                                                                           Years Ended December 31,
                                                                                   ---------------------------------------
                                                                                       2017          2016          2015
                                                                                   ------------  ------------  -----------
                                                                                                (In millions)
Fixed maturity securities.........................................................  $    12,349   $     7,912   $    7,331
Fixed maturity securities with noncredit OTTI losses included in AOCI.............           40            10          (39)
                                                                                   ------------  ------------  -----------
  Total fixed maturity securities.................................................       12,389         7,922        7,292
Equity securities.................................................................          119            72           27
Derivatives.......................................................................        1,396         2,244        2,208
Other.............................................................................            1            16          137
                                                                                   ------------  ------------  -----------
  Subtotal........................................................................       13,905        10,254        9,664
                                                                                   ------------  ------------  -----------
Amounts allocated from:
Future policy benefits............................................................          (19)           (9)          (7)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................           --            (1)          --
DAC, VOBA and DSI.................................................................         (790)         (569)        (572)
Policyholder dividend obligation..................................................       (2,121)       (1,931)      (1,783)
                                                                                   ------------  ------------  -----------
  Subtotal........................................................................       (2,930)      (2,510)       (2,362)
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI...............................................................         (14)           (3)           14
Deferred income tax benefit (expense).............................................       (3,704)       (2,690)      (2,542)
                                                                                   ------------  ------------  -----------
  Net unrealized investment gains (losses)........................................        7,257         5,051        4,774
Net unrealized investment gains (losses) attributable to noncontrolling interests.           --            --           (1)
                                                                                   ------------  ------------  -----------
  Net unrealized investment gains (losses) attributable to Metropolitan Life
   Insurance Company..............................................................  $     7,257   $     5,051   $    4,773
                                                                                   ============  ============  ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                      -------------------------------------
                                                                                          2017         2016         2015
                                                                                      -----------  -----------  -----------
                                                                                                  (In millions)
Balance at January 1,................................................................  $    5,051   $    4,773   $    7,273
Fixed maturity securities on which noncredit OTTI losses have been recognized........          30           49           27
Unrealized investment gains (losses) during the year.................................       3,621          541       (7,580)
Unrealized investment gains (losses) relating to:
Future policy benefits...............................................................         (10)          (2)       1,957
DAC and VOBA related to noncredit OTTI losses recognized in AOCI.....................           1           (1)           3
DAC, VOBA and DSI....................................................................        (221)           3          346
Policyholder dividend obligation.....................................................        (190)        (148)       1,372
Deferred income tax benefit (expense) related to noncredit OTTI losses
 recognized in AOCI..................................................................         (11)         (17)         (11)
Deferred income tax benefit (expense)................................................      (1,014)        (148)       1,386
                                                                                      -----------  -----------  -----------
  Net unrealized investment gains (losses)...........................................       7,257        5,050        4,773
Net unrealized investment gains (losses) attributable to noncontrolling
 interests...........................................................................          --            1           --
                                                                                      -----------  -----------  -----------
Balance at December 31,..............................................................  $    7,257   $    5,051   $    4,773
                                                                                      ===========  ===========  ===========
Change in net unrealized investment gains (losses)...................................  $    2,206   $      277   $   (2,500)
Change in net unrealized investment gains (losses) attributable to noncontrolling
 interests...........................................................................          --            1           --
                                                                                      -----------  -----------  -----------
Change in net unrealized investment gains (losses) attributable to Metropolitan Life
 Insurance Company...................................................................  $    2,206   $      278   $   (2,500)
                                                                                      ===========  ===========  ===========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                            December 31,
                                                       -----------------------
                                                          2017        2016
                                                       ----------- -----------
                                                            (In millions)
 Securities on loan: (1)
   Amortized cost..................................... $    13,887 $    15,694
   Estimated fair value............................... $    14,852 $    16,496
 Cash collateral received from counterparties (2)..... $    15,170 $    16,807
 Security collateral received from counterparties (3). $        11 $        14
 Reinvestment portfolio -- estimated fair value....... $    15,188 $    16,821

--------

(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                                            December 31, 2017                      December 31, 2016
                                                    -------------------------------------- --------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                       Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                          Over                                   Over
                                                               1 Month   1 to 6                       1 Month   1 to 6
                                                    Open (1)   or Less   Months    Total   Open (1)   or Less   Months    Total
                                                    --------   -------   -------  -------- --------   -------   -------  --------
                                                                               (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency......................... $ 2,927    $ 5,279   $ 6,964  $ 15,170 $ 4,033    $ 5,640   $ 7,134  $ 16,807
                                                    =======     =======  =======  ======== =======     =======  =======  ========

--------

(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

  If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $2.9 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS and U.S. corporate securities) and short-term investments with 62% invested in agency RMBS, U.S. government and agency securities, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Repurchase Agreements

  Elements of the short-term repurchase agreements are presented below at:

                                                        December 31, 2017
                                                        -----------------
                                                          (In millions)
      Securities on loan: (1)
          Amortized cost...............................   $        900
          Estimated fair value.........................   $      1,031
      Cash collateral received from counterparties (2).   $      1,000
      Reinvestment portfolio -- estimated fair value...   $      1,000

--------

(1) Included within fixed maturity securities, short-term investments and cash equivalents.

(2) Included within payables for collateral under securities loaned and other transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                                         December 31, 2017
                                                       ---------------------
                                                       Remaining
                                                        Tenor of
                                                       Repurchase
                                                       Agreements
                                                       ----------
                                                        1 Month
                                                        or Less     Total
                                                       ---------- ----------
                                                           (In millions)
   Cash collateral liability by loaned security type:
   U.S. government and agency......................... $    1,000 $    1,000
                                                       ========== ==========

  The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. government and agency securities, agency RMBS and ABS), short-term investments and cash equivalents, with 66% invested in U.S. government and agency securities, agency RMBS, short-term investments, cash equivalents or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                   December 31,
                                                              -----------------------
                                                                 2017        2016
                                                              ----------- -----------
                                                                   (In millions)
Invested assets on deposit (regulatory deposits)............. $        49 $        47
Invested assets pledged as collateral (1)....................      20,775      20,750
                                                              ----------- -----------
  Total invested assets on deposit and pledged as collateral. $    20,824 $    20,797
                                                              =========== ===========

--------

(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), derivative transactions (see Note 9) and secured debt (See Note 11).

  See "-- Securities Lending" and "-- Repurchase Agreements" for information regarding securities on loan and Note 7 for information regarding investments designated to the closed block.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The Company's PCI investments were as follows at:

                                                         December 31,
                                                   -------------------------
                                                       2017         2016
                                                   ------------ ------------
                                                   Fixed Maturity Securities
                                                   -------------------------
                                                         (In millions)
   Outstanding principal and interest balance (1). $      4,607 $      5,859
   Carrying value (2)............................. $      3,825 $      4,598

--------

(1)Represents the contractually required payments, which include contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI investments acquired during the periods indicated:

                                                       Years Ended December 31,
                                                       -------------------------
                                                          2017         2016
                                                       ----------  ------------
                                                       Fixed Maturity Securities
                                                       -------------------------
                                                            (In millions)
 Contractually required payments (including interest). $      107  $      1,831
 Cash flows expected to be collected (1).............. $       78  $      1,644
 Fair value of investments acquired................... $       72  $      1,206

--------

(1)Represents undiscounted principal and interest cash flow expectations at the date of acquisition.

  The following table presents activity for the accretable yield on PCI investments:

                                                      Years Ended December 31,
                                                     --------------------------
                                                         2017          2016
                                                     ------------  ------------
                                                      Fixed Maturity Securities
                                                     --------------------------
                                                            (In millions)
Accretable yield, January 1,........................ $      1,678  $      1,784
Investments purchased...............................            6           438
Accretion recognized in earnings....................         (273)         (277)
Disposals...........................................          (42)         (138)
Reclassification (to) from nonaccretable difference.          102          (129)
                                                     ------------  ------------
Accretable yield, December 31,...................... $      1,471  $      1,678
                                                     ============  ============

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $11.5 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.9 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $450.0 billion and $385.3 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$59.5 billion and $48.5 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $35.0 billion, $27.6 billion and $23.4 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to investment related VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2017 and 2016.

                                                  December 31,
                                  ---------------------------------------------
                                           2017                   2016
                                  ---------------------- ----------------------
                                    Total       Total      Total       Total
                                    Assets   Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
                                                  (In millions)
Real estate joint ventures (1)... $    1,077   $   --    $    1,124   $    --
Renewable energy partnership (2).        116        3            --        --
Other investments (3)............         32        6            62        12
                                  ---------- ----------- ---------- -----------
  Total.......................... $    1,225   $    9    $    1,186   $    12
                                  ========== =========== ========== ===========

--------

(1) The Company consolidates certain affiliated real estate joint ventures. At both December 31, 2017 and 2016, the Company and its affiliates invested $1.0 billion and $85 million, respectively, in these affiliated real estate joint ventures.

(2) Assets of the renewable energy partnership, primarily consisting of other invested assets, were consolidated in prior periods. As a result of the Separation and a reassessment in 2017, the renewable energy partnership was determined to be a consolidated VIE.

(3) Other investments is comprised primarily of other invested assets. The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                            December 31,
                                     -----------------------------------------------------------
                                                 2017                          2016
                                     ----------------------------- -----------------------------
                                                       Maximum                       Maximum
                                         Carrying     Exposure         Carrying     Exposure
                                        Amount         to Loss (1)    Amount         to Loss (1)
                                     ------------- --------------- ------------- ---------------
                                                            (In millions)
Fixed maturity securities AFS:
  Structured Securities (2)......... $      34,284  $      34,284  $      34,912  $      34,912
  U.S. and foreign corporate........         1,166          1,166          1,167          1,167
Other limited partnership interests.         3,561          5,765          3,383          5,674
Other invested assets...............         2,172          2,506          2,089          2,666
Real estate joint ventures..........            38             43             81             95
                                     ------------- --------------- ------------- ---------------
  Total............................. $      41,221  $      43,764  $      41,632  $      44,514
                                     ============= =============== ============= ===============

--------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $117 million and $150 million at December 31, 2017 and 2016, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2017, 2016 and 2015.

    During 2017, the Company securitized certain residential mortgage loans and acquired an interest in the related RMBS issued. While the Company has a variable interest in the issuer of the securities, it is not the primary beneficiary of the issuer of the securities since it does not have any rights to remove the servicer or veto rights over the servicer's actions. The carrying value and the estimated fair value of mortgage loans sold during 2017 were $319 million and $339 million, respectively, resulting in a gain of $20 million during the year ended December 31, 2017, which was included within net investment gains (losses). The estimated fair value of RMBS acquired in connection with the securitization was $52 million. Included in the carrying amount and maximum exposure to loss for Structured Securities presented above at December 31, 2017 were $51 million of such investments. See Note 10 for information on how the estimated fair value of mortgage loans and RMBS is determined, the valuation approaches and key inputs, their placement in the fair value hierarchy, and for certain RMBS, quantitative information about the significant unobservable inputs and the sensitivity of their estimated fair value to changes in those inputs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                        Years Ended December 31,
                                                   -----------------------------------
                                                      2017        2016        2015
                                                   ----------- ----------- -----------
                                                              (In millions)
Investment income:
Fixed maturity securities......................... $     7,057 $     7,653 $     7,930
Equity securities.................................          97          90          91
Mortgage loans....................................       2,647       2,539       2,514
Policy loans......................................         310         404         435
Real estate and real estate joint ventures........         446         488         743
Other limited partnership interests...............         625         413         519
Cash, cash equivalents and short-term investments.          74          43          25
Operating joint venture...........................          19           9           9
Other.............................................         133         207         149
                                                   ----------- ----------- -----------
  Subtotal........................................      11,408      11,846      12,415
Less: Investment expenses.........................         895         763         876
                                                   ----------- ----------- -----------
  Net investment income........................... $    10,513 $    11,083 $    11,539
                                                   =========== =========== ===========

    See "-- Variable Interest Entities" for discussion of consolidated securitization entities ("CSEs").

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                        ----------------------------------
                                                                           2017        2016        2015
                                                                        ----------  ----------  ----------
                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized -- by sector and industry:
U.S. and foreign corporate securities -- by industry:
Consumer............................................................... $       (5) $       --  $      (21)
Industrial.............................................................         --         (58)         --
Utility................................................................         --         (20)        (15)
Communications.........................................................         --          (3)         --
                                                                        ----------  ----------  ----------
  Total U.S. and foreign corporate securities..........................         (5)        (81)        (36)
RMBS...................................................................         --         (16)        (17)
State and political subdivision........................................         (1)         --          (1)
                                                                        ----------  ----------  ----------
  OTTI losses on fixed maturity securities recognized in earnings......         (6)        (97)        (54)
Fixed maturity securities -- net gains (losses) on sales and disposals.         23         169        (114)
                                                                        ----------  ----------  ----------
  Total gains (losses) on fixed maturity securities....................         17          72        (168)
                                                                        ----------  ----------  ----------
Total gains (losses) on equity securities:
Total OTTI losses recognized -- by sector:
Common stock...........................................................        (23)        (75)        (37)
Non-redeemable preferred stock.........................................         (1)         --          --
                                                                        ----------  ----------  ----------
  OTTI losses on equity securities recognized in earnings..............        (24)        (75)        (37)
Equity securities -- net gains (losses) on sales and disposals.........          7          19          --
                                                                        ----------  ----------  ----------
  Total gains (losses) on equity securities............................        (17)        (56)        (37)
                                                                        ----------  ----------  ----------
Mortgage loans.........................................................        (34)        (20)        (90)
Real estate and real estate joint ventures.............................        607         142         430
Other limited partnership interests....................................        (52)        (59)        (66)
Other..................................................................       (115)        (32)        (18)
                                                                        ----------  ----------  ----------
  Subtotal.............................................................        406          47          51
                                                                        ----------  ----------  ----------
Non-investment portfolio gains (losses)................................        (72)         85         208
                                                                        ----------  ----------  ----------
  Total net investment gains (losses).................................. $      334  $      132  $      259
                                                                        ==========  ==========  ==========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($142) million, $89 million and $125 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


  Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 -------------------------------------------------------------------
                                    2017        2016        2015        2017       2016       2015
                                 ----------  ----------  ----------  ---------  ---------  ---------
                                      Fixed Maturity Securities             Equity Securities
                                 ----------------------------------  -------------------------------
                                                              (In millions)
Proceeds........................ $   34,483  $   58,812  $   60,957  $     738  $     146  $     105
                                 ==========  ==========  ==========  =========  =========  =========
Gross investment gains.......... $      278  $      755  $      584  $      18  $      28  $      28
Gross investment losses.........       (255)       (586)       (698)       (11)        (9)       (28)
OTTI losses.....................         (6)        (97)        (54)       (24)       (75)       (37)
                                 ----------  ----------  ----------  ---------  ---------  ---------
  Net investment gains (losses). $       17  $       72  $     (168) $     (17) $     (56) $     (37)
                                 ==========  ==========  ==========  =========  =========  =========

  Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2017         2016
                                                                                                      ----------   ----------
                                                                                                            (In millions)
Balance at January 1,................................................................................ $      157   $      188
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................          1            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................         --           13
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (47)         (43)
  Securities impaired to net present value of expected future cash flows.............................         --           (1)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (1)
                                                                                                      ----------   ----------
Balance at December 31,.............................................................................. $      110   $      157
                                                                                                      ==========   ==========

  Related Party Investment Transactions

    The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                         Years Ended December 31,
                                                                      ------------------------------
                                                                        2017      2016       2015
                                                                      -------- ---------- ----------
                                                                              (In millions)
 Estimated fair value of invested assets transferred to affiliates... $    453 $    5,678 $    1,003
 Amortized cost of invested assets transferred to affiliates......... $    416 $    5,338 $      941
 Net investment gains (losses) recognized on transfers............... $     37 $      340 $       62
 Estimated fair value of invested assets transferred from affiliates. $    306 $    1,583 $      237

    In January 2017, the Company received transferred investments with an estimated fair value of $292 million, which are included in the table above, in addition to $275 million in cash related to the recapture of risks from minimum benefit guarantees on certain variable annuities previously reinsured by Brighthouse Insurance. In April 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $4.0 billion and $4.3 billion,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

  respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse Insurance, which are included in the table above. Also, in November 2016, the Company transferred investments and cash and cash equivalents with an amortized cost and estimated fair value of $863 million and $933 million, respectively, for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to Brighthouse NY, which are included in the table above. See Note 6 for additional information related to these transfers.

    The unpaid principal balance of MetLife, Inc. affiliated loans held by the Company totals $1.8 billion, bear interest at the following fixed rates, payable semiannually, and are due as follows: $500 million at 3.54% due on June 30, 2019, $250 million at 3.57% due on October 1, 2019, $358 million at 5.64% due on July 15, 2021 and $467 million at 5.86% due on December 16, 2021. In September 2016, an affiliated loan for $250 million matured and, subsequently, a new loan was issued for $250 million, which bears interest, payable semiannually, at a fixed rate of 3.03% and matures on September 30, 2020. The carrying value of these MetLife, Inc. affiliated loans totaled $1.8 billion at both December 31, 2017 and 2016, and are included in other invested assets. Net investment income from these affiliated loans was $78 million, $91 million and $95 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    As a structured settlements assignment company, the Company purchases annuities from Brighthouse to fund the periodic structured settlement claim payment obligations it assumes. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate annuity contract values recorded, for which the Company has also recorded unpaid claim obligations of equal amounts, were $1.3 billion at both December 31, 2017 and 2016. The related net investment income and corresponding policyholder benefits and claims recognized were $69 million and $64 million for the years ended December 31, 2017 and 2016, respectively.

    The Company holds a surplus note from American Life Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $100 million at both December 31, 2017 and 2016. The loan, which bears interest at a fixed rate of 3.17%, payable semiannually, is due on June 30, 2020. Net investment income from this surplus note was $3 million for each of the three years ended December 31, 2017, 2016 and 2015.

    The Company holds preferred stock of Metropolitan Property and Casualty Insurance Company, an affiliate, which was included in other invested assets, with a carrying value of $315 million at both December 31, 2017 and 2016. Dividends are payable quarterly at a variable rate. Net investment income from the affiliated preferred stock dividends was $6 million, $5 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    In March 2017, the Company purchased from Brighthouse Insurance an interest in an operating joint venture for $286 million, which was settled in cash in April 2017.

    The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $73 million, $172 million and $157 million for the years ended December 31, 2017, 2016 and 2015, respectively.

    See "-- Variable Interest Entities" for information on investments in affiliated real estate joint ventures.

    See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliates.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

  The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. government and agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps and are not designated as hedging instruments.

  Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

  The Company purchases interest rate caps primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities, and interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

  Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and nonqualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate of return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

Foreign Currency Exchange Rate Derivatives

  The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

Credit Derivatives

  The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

  The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities, or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  The Company also entered into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps were not designated as hedging instruments. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

  The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these transactions as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Equity Derivatives

  The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

  Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the underlying equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

  Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

  In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

  In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                            --------------------------------------------------------------------
                                                                          2017                               2016
                                                            --------------------------------- ----------------------------------
                                                                        Estimated Fair Value               Estimated Fair Value
                                                                       ----------------------             ----------------------
                                                              Gross                             Gross
                                                             Notional                          Notional
                          Primary Underlying Risk Exposure    Amount    Assets    Liabilities   Amount     Assets    Liabilities
                          --------------------------------  ---------- --------- ------------ ----------- --------- ------------
                                                                                       (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps...... Interest rate....................  $   3,826  $  2,289   $       3   $    4,993  $  2,221   $       6
Foreign currency swaps... Foreign currency exchange rate...      1,082        47          17        1,200        29         224
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal.................................................       4,908     2,336          20        6,193     2,250         230
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Cash flow hedges:
Interest rate swaps...... Interest rate....................      3,337       234          --        1,793       325          26
Interest rate forwards... Interest rate....................      3,333        --         127        4,033        --         370
Foreign currency swaps... Foreign currency exchange rate...     22,287       795       1,078       20,080     1,435       1,604
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Subtotal................                                       28,957     1,029       1,205       25,906     1,760       2,000
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total qualifying hedges..................................      33,865     3,365       1,225       32,099     4,010       2,230
                                                            ---------- ---------  ----------  ----------- ---------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps...... Interest rate....................     43,028     1,722         336       32,662     2,514         879
Interest rate floors..... Interest rate....................      7,201        91          --        9,001       173           2
Interest rate caps....... Interest rate....................     53,079        78           2       78,358       112           3
Interest rate futures.... Interest rate....................      2,257         1           2        2,342         3          --
Interest rate options.... Interest rate....................      7,525       142          11          850       144           1
Interest rate forwards... Interest rate....................         --        --          --          396        --           3
Interest rate total
 return swaps............ Interest rate....................      1,048         8           2        1,549         2         127
Synthetic GICs........... Interest rate....................     11,318        --          --        5,566        --          --
Foreign currency swaps... Foreign currency exchange rate...      6,739       547         164        8,175     1,247          58
Foreign currency forwards Foreign currency exchange rate...        961        16           7        1,396        52          18
Credit default swaps --
 purchased............... Credit...........................        980         7           8          961        12           6
Credit default swaps --
 written................. Credit...........................      7,874       181          --        8,025       119           8
Equity futures........... Equity market....................      1,282         5           1        1,851        10          --
Equity index options..... Equity market....................     14,408       384         476       11,119       260         426
Equity variance swaps.... Equity market....................      3,530        45         169        5,579        69         193
Equity total return swaps Equity market....................      1,077        --          39        1,013         1          42
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total non-designated or nonqualifying derivatives........     162,307     3,227       1,217      168,843     4,718       1,766
                                                            ---------- ---------  ----------  ----------- ---------  ----------
 Total....................................................   $ 196,172  $  6,592   $   2,442   $  200,942  $  8,728   $   3,996
                                                            ========== =========  ==========  =========== =========  ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps and interest rate swaps that are used to synthetically create investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                                 Years Ended December 31,
                                                         ----------------------------------------
                                                            2017           2016           2015
                                                         ----------- ----------------  ----------
                                                                      (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $    (771)  $          (715)  $     463
Embedded derivatives gains (losses).....................         427             (423)        418
                                                         ----------- ----------------  ----------
 Total net derivative gains (losses)....................  $    (344)  $       (1,138)   $     881
                                                         =========== ================  ==========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                    --------------------------------------
                                                       2017         2016          2015
                                                    ----------- ------------  ------------
                                                                (In millions)
Qualifying hedges:
Net investment income..............................  $      302  $       280   $       227
Interest credited to policyholder account balances.        (64)           (1)           28
Nonqualifying hedges:
Net investment income..............................          --          (1)           (5)
Net derivative gains (losses)......................         406          577           518
Policyholder benefits and claims...................           5            4             2
                                                    ----------- ------------  ------------
 Total.............................................  $      649  $       859   $       770
                                                    =========== ============  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                                 Net          Net      Policyholder
                                              Derivative   Investment  Benefits and
                                            Gains (Losses) Income (1)   Claims (2)
                                            -------------- ----------  ------------
                                                         (In millions)
Year Ended December 31, 2017
Interest rate derivatives..................   $    (343)    $       1   $       --
Foreign currency exchange rate derivatives.        (746)           --           --
Credit derivatives -- purchased............         (16)           --           --
Credit derivatives -- written..............          102           --           --
Equity derivatives.........................        (536)          (6)        (216)
                                            -------------- ----------  ------------
 Total.....................................   $  (1,539)    $     (5)   $    (216)
                                            ============== ==========  ============
Year Ended December 31, 2016
Interest rate derivatives..................   $  (1,088)    $      --   $       --
Foreign currency exchange rate derivatives.          726           --           --
Credit derivatives -- purchased............         (23)           --           --
Credit derivatives -- written..............           48           --           --
Equity derivatives.........................        (457)         (14)         (94)
                                            -------------- ----------  ------------
 Total.....................................   $    (794)    $    (14)   $     (94)
                                            ============== ==========  ============
Year Ended December 31, 2015
Interest rate derivatives..................   $    (243)    $      --   $       --
Foreign currency exchange rate derivatives.          678           --           --
Credit derivatives -- purchased............           17           (3)          --
Credit derivatives -- written..............         (57)           --           --
Equity derivatives.........................        (152)         (11)           --
                                            -------------- ----------  ------------
 Total.....................................   $      243    $    (14)   $       --
                                            ============== ==========  ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures and derivatives held in relation to trading portfolios. As of December 31, 2016, the Company no longer maintained a trading portfolio for derivatives.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                         Net Derivative  Net Derivative Ineffectiveness
                                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value           Hedged Items in Fair Value             Recognized    Recognized for Net Derivative
Hedging Relationships                 Hedging Relationships              for Derivatives  Hedged Items  Gains (Losses)
------------------------- ---------------------------------------------- --------------- -------------- ---------------
                                                                                         (In millions)
Year Ended December 31, 2017
Interest rate swaps:      Fixed maturity securities.....................          $    4          $ (5)           $ (1)
                          Policyholder liabilities (1)..................            (69)            134              65
Foreign currency swaps:   Foreign-denominated fixed maturity securities.            (24)             27               3
                          Foreign-denominated policyholder account
                           balances (2).................................              65           (43)              22
                                                                         --------------- -------------- ---------------
  Total...............................................................            $ (24)          $ 113           $  89
                                                                         =============== ============== ===============
Year Ended December 31, 2016
Interest rate swaps:      Fixed maturity securities.....................          $    8          $ (9)           $ (1)
                          Policyholder liabilities (1)..................           (109)             90            (19)
Foreign currency swaps:   Foreign-denominated fixed maturity securities.              10            (9)               1
                          Foreign-denominated policyholder account
                           balances (2).................................            (95)             92             (3)
                                                                         --------------- -------------- ---------------
  Total...............................................................            $(186)          $ 164           $(22)
                                                                         =============== ============== ===============
Year Ended December 31, 2015
Interest rate swaps:      Fixed maturity securities.....................          $    4          $  --           $   4
                          Policyholder liabilities (1)..................             (4)            (6)            (10)
Foreign currency swaps:   Foreign-denominated fixed maturity securities.              14            (5)               9
                          Foreign-denominated policyholder account
                           balances (2).................................           (240)            231             (9)
                                                                         --------------- -------------- ---------------
  Total...............................................................            $(226)          $ 220           $ (6)
                                                                         =============== ============== ===============

--------

(1)Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $20 million, $17 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.

  At both December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


  At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $1.4 billion and $2.2 billion, respectively.

   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                   Amount and Location       Amount and Location
                            Amount of Gains         of Gains (Losses)         of Gains (Losses)
Derivatives in Cash Flow  (Losses)Deferred in       Reclassified from       Recognized in Income
Hedging Relationships     AOCI on Derivatives    AOCI into Income (Loss)    (Loss) on Derivatives
------------------------  ------------------- ----------------------------- ---------------------
                          (Effective Portion)      (Effective Portion)      (Ineffective Portion)
-                         ------------------- ----------------------------- ---------------------
                                              Net Derivative Net Investment    Net Derivative
                                              Gains (Losses)     Income        Gains (Losses)
                                              -------------- -------------- ---------------------
                                                       (In millions)
Year Ended December 31, 2017
Interest rate swaps......  $               73  $          24 $           16   $                18
Interest rate forwards...                 210           (11)              2                   (2)
Foreign currency swaps...               (161)            938            (1)                    --
Credit forwards..........                  --              1              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $              122  $         952 $           18   $                16
                          =================== ============== ============== =====================
Year Ended December 31, 2016
Interest rate swaps......  $               58  $          57 $           12   $                --
Interest rate forwards...               (366)            (1)              3                    --
Foreign currency swaps...                 167          (251)            (1)                    --
Credit forwards..........                  --              3              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $            (141)  $       (192) $           15   $                --
                          =================== ============== ============== =====================
Year Ended December 31, 2015
Interest rate swaps......  $               76  $          83 $           11   $                 2
Interest rate forwards...                 (3)              4              2                    --
Foreign currency swaps...                (92)          (679)            (1)                     7
Credit forwards..........                  --              1              1                    --
                          ------------------- -------------- -------------- ---------------------
  Total..................  $             (19)  $       (591) $           13   $                 9
                          =================== ============== ============== =====================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2017, the Company expected to reclassify ($11) million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $7.9 billion and $8.0 billion at December 31, 2017 and 2016, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2017 and 2016, the Company would have received $181 million and $111 million, respectively, to terminate all of these contracts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                          December 31,
                                          -----------------------------------------------------------------------------
                                                           2017                                   2016
                                          -------------------------------------- --------------------------------------
                                                        Maximum                                Maximum
                                          Estimated      Amount                  Estimated      Amount
                                          Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                          of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced    Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                      Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
----------------------------------------- ---------- -------------- ------------ ---------- -------------- ------------
                                                                     ( Dollars in millions)
Aaa/Aa/A
Single name credit default swaps (3).....  $      3   $        159           2.8  $     1    $        229           2.7
Credit default swaps referencing indices.        42          2,193           2.7       32           2,093           3.5
                                           --------   ------------                -------    ------------
  Subtotal...............................        45          2,352           2.7       33           2,322           3.4
                                          ---------- --------------              ---------- --------------
Baa
Single name credit default swaps (3).....         4            416           1.5        3             563           2.2
Credit default swaps referencing indices.       111          4,761           5.2       61           4,730           5.1
                                          ---------- --------------              ---------- --------------
  Subtotal...............................       115          5,177           4.9       64           5,293           4.8
                                          ---------- --------------              ---------- --------------
Ba
Single name credit default swaps (3).....         1            105           3.4       (2)            115           4.2
Credit default swaps referencing indices.        --             --            --       --              --            --
                                          ---------- --------------              ---------- --------------
  Subtotal...............................         1            105           3.4       (2)            115           4.2
                                          ---------- --------------              ---------- --------------
B
Single name credit default swaps (3).....         2             20           3.5       --              70           1.8
Credit default swaps referencing indices.        18            220           5.0       16             225           5.0
                                          ---------- --------------              ---------- --------------
  Subtotal...............................        20            240           4.9       16             295           4.2
                                          ---------- --------------              ---------- --------------
  Total..................................  $    181   $      7,874           4.2  $   111    $      8,025           4.4
                                           ========   ============                =======    ============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3)Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $7.9 billion and $8.0 billion from the table above were $27 million and $30 million at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                         December 31,
                                                                      --------------------------------------------------
                                                                                2017                      2016
                                 -                                    ------------------------  ------------------------
Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets    Liabilities     Assets    Liabilities
--------------------------------------------------------------------  -----------  -----------  -----------  -----------
                                                                                        (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)....................................................  $    6,478   $    2,203   $    7,926   $    3,349
OTC-cleared (1), (6).................................................         168          216          905          611
Exchange-traded......................................................           6            3           13           --
                                                                      -----------  -----------  -----------  -----------
  Total gross estimated fair value of derivatives (1)................       6,652        2,422        8,844        3,960
Amounts offset on the consolidated balance sheets....................          --           --           --           --
                                                                      -----------  -----------  -----------  -----------
  Estimated fair value of derivatives presented on the consolidated
   balance sheets (1), (6)...........................................       6,652        2,422        8,844        3,960
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral........................................................      (1,891)      (1,891)      (2,737)     (2,737)
OTC-cleared..........................................................         (31)         (31)        (391)       (391)
Exchange-traded......................................................          --           --           --           --
Cash collateral: (3), (4)
OTC-bilateral........................................................      (3,448)          --       (3,418)          --
OTC-cleared..........................................................        (131)        (179)        (497)       (217)
Exchange-traded......................................................          --           --           --           --
Securities collateral: (5)
OTC-bilateral........................................................        (954)        (312)      (1,560)       (609)
OTC-cleared..........................................................          --           (6)          --           --
Exchange-traded......................................................          --           (3)          --           --
                                                                      -----------  -----------  -----------  -----------
  Net amount after application of master netting agreements and
   collateral........................................................  $      197   $       --   $      241   $        6
                                                                      ===========  ===========  ===========  ===========

--------

(1)At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $60 million and $116 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($20) million and ($36) million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $122 million and $77 million, respectively, and provided excess cash collateral of $9 million and $9 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $30 million and $21 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $152 million and $75 million, respectively, for its OTC-bilateral derivatives, and $299 million and $531 million, respectively, for its OTC-cleared derivatives, and $50 million and $116 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6)Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. A small number of these arrangements also include financial strength or credit rating contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in credit ratings of Metropolitan Life Insurance Company and/or the credit ratings of the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both Metropolitan Life Insurance Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that Metropolitan Life Insurance Company would be required to provide if there was a one-notch downgrade in its financial strength or credit rating, as applicable, at the reporting date or if its financial strength or credit rating, as applicable, at the reporting date sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                               December 31,
                                                   --------------------------------------------------------------------
                                                                  2017                              2016
                                                   ---------------------------------- ---------------------------------
                                                    Derivatives  Derivatives          Derivatives  Derivatives
                                                    Subject to   Not Subject          Subject to   Not Subject
                                                    Financial    to Financial          Financial   to Financial
                                                    Strength-     Strength-            Strength-    Strength-
                                                    Contingent   Contingent           Contingent   Contingent
                                                    Provisions   Provisions    Total  Provisions   Provisions    Total
                                                   ------------ ------------- ------- ----------- ------------- -------
                                                                              (In millions)
Estimated Fair Value of Derivatives in a Net
 Liability Position (1)...........................   $   313       $   --     $   313   $   612      $   --     $   612
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.........................   $   399       $   --     $   399   $   684      $   --     $   684
Cash..............................................   $    --       $   --     $    --   $    --      $   --     $    --
Estimated Fair Value of Incremental Collateral
 Provided Upon:
One-notch downgrade in financial strength or
 credit rating, as applicable.....................   $    --       $   --     $    --   $    --      $   --     $    --
Downgrade in financial strength or credit rating,
 as applicable, to a level that triggers full
 overnight collateralization or termination of
 the derivative position..........................   $    --       $   --     $    --   $    --      $   --     $    --

-------------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs, GMABs, and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                            December 31,
                                                                                        --------------------
                                                     Balance Sheet Location               2017       2016
                                           -------------------------------------------- --------  ----------
                                                                                            (In millions)
Embedded derivatives within asset host
 contracts:
Ceded guaranteed minimum benefits......... Premiums, reinsurance and other receivables.  $    --   $     460
Options embedded in debt or equity
 securities............................... Investments.................................     (113)        (78)
                                                                                        --------  ----------
 Embedded derivatives within asset host contracts.....................................   $  (113)  $     382
                                                                                        ========  ==========
Embedded derivatives within liability
 host contracts:
Direct guaranteed minimum benefits........ Policyholder account balances...............  $   (94)  $     169
Assumed guaranteed minimum benefits....... Policyholder account balances...............        3         390
Funds withheld on ceded reinsurance....... Other liabilities...........................      898         777
Fixed annuities with equity indexed
 returns.................................. Policyholder account balances...............       69          17
                                                                                        --------  ----------
 Embedded derivatives within liability host contracts.................................   $   876   $   1,353
                                                                                        ========  ==========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2017          2016          2015
                                        ------------ -------------- ------------
                                                     (In millions)
Net derivative gains (losses) (1), (2). $        427 $        (423) $        418

-------------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($65) million, $76 million and $29 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were less than $1 million, ($29) million and ($4) million for the years ended
   December 31, 2017, 2016 and 2015, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                    December 31, 2017
                                                          ---------------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          ---------------------------------------------------
                                                                                                                   Total
                                                                                                                 Estimated
                                                              Level 1           Level 2          Level 3         Fair Value
                                                          ---------------- ----------------- ---------------- -----------------
                                                                                      (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $         54,629  $         3,461  $         58,090
U.S. government and agency...............................           18,802            19,743               --            38,545
Foreign corporate........................................               --            21,471            4,125            25,596
RMBS.....................................................               --            19,372            3,262            22,634
ABS......................................................               --             7,079              787             7,866
State and political subdivision..........................               --             7,551               --             7,551
CMBS.....................................................               --             5,461               27             5,488
Foreign government.......................................               --             4,471               31             4,502
                                                          ---------------- ----------------- ---------------- -----------------
  Total fixed maturity securities........................           18,802           139,777           11,693           170,272
                                                          ---------------- ----------------- ---------------- -----------------
Equity securities........................................              399               893              366             1,658
Short-term investments...................................            2,056             1,092                7             3,155
Residential mortgage loans -- FVO........................               --                --              520               520
Derivative assets: (1)
Interest rate............................................                1             4,556                8             4,565
Foreign currency exchange rate...........................               --             1,405               --             1,405
Credit...................................................               --               149               39               188
Equity market............................................                5               363               66               434
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative assets................................                6             6,473              113             6,592
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within asset host contracts (2).....               --                --               --                --
Separate account assets (3)..............................           23,571           106,294              960           130,825
                                                          ---------------- ----------------- ---------------- -----------------
  Total assets...........................................  $        44,834  $        254,529  $        13,659  $        313,022
                                                          ================ ================= ================ =================
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $             2  $            351  $           130  $            483
Foreign currency exchange rate...........................               --             1,261                5             1,266
Credit...................................................               --                 8               --                 8
Equity market............................................                1               515              169               685
                                                          ---------------- ----------------- ---------------- -----------------
  Total derivative liabilities...........................                3             2,135              304             2,442
                                                          ---------------- ----------------- ---------------- -----------------
Embedded derivatives within liability host contracts (2).               --                --              876               876
Long-term debt...........................................               --                --               --                --
Separate account liabilities (3).........................               --                 7                2                 9
                                                          ---------------- ----------------- ---------------- -----------------
  Total liabilities......................................  $             3  $          2,142  $         1,182  $          3,327
                                                          ================ ================= ================ =================

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                                  December 31, 2016
                                                          -----------------------------------------------------------------
                                                                         Fair Value Hierarchy
                                                          --------------------------------------------------
                                                                                                                 Total
                                                                                                               Estimated
                                                              Level 1          Level 2          Level 3        Fair Value
                                                          ---------------- ---------------- ---------------- --------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate...........................................  $            --  $        51,303  $         4,855  $      56,158
U.S. government and agency...............................           17,597           18,018               --         35,615
Foreign corporate........................................               --           20,373            3,984         24,357
RMBS.....................................................               --           19,719            3,698         23,417
ABS......................................................               --            6,745              759          7,504
State and political subdivision..........................               --            7,126               10          7,136
CMBS.....................................................               --            4,851               84          4,935
Foreign government.......................................               --            3,977               21          3,998
                                                          ---------------- ---------------- ---------------- --------------
  Total fixed maturity securities........................           17,597          132,112           13,411        163,120
                                                          ---------------- ---------------- ---------------- --------------
Equity securities........................................              408            1,011              420          1,839
Short-term investments...................................            2,945            1,720               25          4,690
Residential mortgage loans -- FVO........................               --               --              566            566
Derivative assets: (1)
Interest rate............................................                3            5,489                2          5,494
Foreign currency exchange rate...........................               --            2,763               --          2,763
Credit...................................................               --              101               30            131
Equity market............................................               10              226              104            340
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative assets................................               13            8,579              136          8,728
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within asset host contracts (2).....               --               --              460            460
Separate account assets (3)..............................           27,633          105,055            1,148        133,836
                                                          ---------------- ---------------- ---------------- --------------
  Total assets...........................................  $        48,596  $       248,477  $        16,166  $     313,239
                                                          ================ ================ ================ ==============
Liabilities
Derivative liabilities: (1)
Interest rate............................................  $            --  $           917  $           500  $       1,417
Foreign currency exchange rate...........................               --            1,902                2          1,904
Credit...................................................               --               14               --             14
Equity market............................................               --              468              193            661
                                                          ---------------- ---------------- ---------------- --------------
  Total derivative liabilities...........................               --            3,301              695          3,996
                                                          ---------------- ---------------- ---------------- --------------
Embedded derivatives within liability host contracts (2).               --               --            1,353          1,353
Long-term debt...........................................               --               --               74             74
Separate account liabilities (3).........................               --               16                7             23
                                                          ---------------- ---------------- ---------------- --------------
  Total liabilities......................................  $            --  $         3,317  $         2,129  $       5,446
                                                          ================ ================ ================ ==============

-------------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($113) million and ($78) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets. Separate account liabilities presented in the tables above represent derivative liabilities.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

      On behalf of the Company's and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Board of Directors of each of MetLife, Inc. and Metropolitan Life Insurance Company regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 1% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt is determined on a basis consistent with the methodologies described herein for securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

 -----------------------------------------------------------------------------
 Instrument              Level 2                          Level 3
                    Observable Inputs               Unobservable Inputs
 -----------------------------------------------------------------------------
 Fixed maturity securities
 -----------------------------------------------------------------------------
  U.S. corporate and Foreign corporate securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
              Principally the market and      Principally the market approach.
              income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  . illiquidity premium
               are not active
             . benchmark yields; spreads off  .  delta spread adjustments to
               benchmark yields; new            reflect specific
               issuances; issuer rating         credit-related issues
             . trades of identical or         . credit spreads
               comparable securities;
               duration
             . Privately-placed securities    .  quoted prices in markets
               are valued using the              that are not active for
               additional key inputs:            identical or similar
             . market yield curve; call          securities that are less
               provisions                        liquid and based on lower
             . observable prices and spreads     levels of trading activity
               for similar public or private     than securities classified
               securities that                   in Level 2
                   incorporate the credit     .  independent non-binding
               quality and industry sector       broker quotations
               of the issuer
             . delta spread adjustments to
               reflect specific
               credit-related issues
 -----------------------------------------------------------------------------
  U.S. government and agency, State and political subdivision and Foreign government securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market approach. Principally the market approach.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that  .independent non-binding broker
               are not active                  quotations
             . benchmark U.S. Treasury yield  . quoted prices in markets that
               or other yields                   are not active for identical
                                                 or similar securities that
                                                 are less liquid and based on
             . the spread off the U.S.           lower levels of trading
               Treasury yield curve for the      activity than securities
               identical security                classified in Level 2
             . issuer ratings and issuer
               spreads; broker-dealer quotes  .credit spreads
             . comparable securities that
               are actively traded
 -----------------------------------------------------------------------------
  Structured Securities
 -----------------------------------------------------------------------------
             Valuation Approaches:            Valuation Approaches:
             Principally the market and       Principally the market and
             income approaches.               income approaches.
             Key Inputs:                      Key Inputs:
             . quoted prices in markets that
               are not active                 . credit spreads
             . spreads for actively traded    .  quoted prices in markets
               securities; spreads off           that are not active for
               benchmark yields                  identical or similar
             . expected prepayment speeds        securities that are less
               and volumes                       liquid and based on lower
             . current and forecasted loss       levels of trading activity
               severity; ratings; geographic     than securities classified
               region                            in Level 2
             . weighted average coupon and    . independent non-binding
               weighted average maturity       broker quotations
             . average delinquency rates;
               debt-service coverage ratios
             . issuance-specific
               information, including, but
               not limited to:
             . collateral type; structure of
               the security; vintage of the
               loans
             . payment terms of the
               underlying assets
             . payment priority within the
               tranche; deal performance
 -----------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                   Level 2                                                 Level 3
Instrument                    Observable Inputs                                      Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Equity securities
---------------------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market approach.  Valuation Approaches: Principally the market and income approaches.
            Key Input:                                              Key Inputs:
            . quoted prices in markets that are not considered
              active                                                . credit ratings; issuance structures
                                                                    .  quoted prices in markets that are not active for
                                                                       identical or similar securities that are less
                                                                       liquid and based on lower levels of trading
                                                                       activity than securities classified in Level 2
                                                                    . independent non-binding broker quotations
---------------------------------------------------------------------------------------------------------------------------
Short-term investments
---------------------------------------------------------------------------------------------------------------------------
            .  Short-term investments are of a similar nature and   .  Short-term investments are of a similar nature and
               class to the fixed maturity and equity securities       class to the fixed maturity and equity securities
               described above; accordingly, the valuation             described above; accordingly, the valuation
               approaches and observable inputs used in their          approaches and unobservable inputs used in their
               valuation are also similar to those described above.    valuation are also similar to those described above.
---------------------------------------------------------------------------------------------------------------------------
 Residential mortgage loans -- FVO
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valuation Approaches: Principally the market approach.
                                                                    Valuation Techniques and Key Inputs: These investments
                                                                       are based primarily on matrix pricing or other
                                                                       similar techniques that utilize inputs from
                                                                       mortgage servicers that are unobservable or cannot
                                                                       be derived principally from, or corroborated by,
                                                                       observable market data.
---------------------------------------------------------------------------------------------------------------------------
Separate account assets and Separate account liabilities (1)
---------------------------------------------------------------------------------------------------------------------------
 Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
---------------------------------------------------------------------------------------------------------------------------
            Key Input:                                              .  N/A
            .  quoted prices or reported NAV provided by the fund
                      managers
---------------------------------------------------------------------------------------------------------------------------
Other limited partnership interests
---------------------------------------------------------------------------------------------------------------------------
            . N/A                                                   Valued giving consideration to the underlying holdings
                                                                      of the partnerships and by applying a premium or
                                                                      discount, if appropriate.
                                                                    Key Inputs:
                                                                    .liquidity; bid/ask spreads; performance record of the
                                                                     fund manager
                                                                    .other relevant variables that may impact the exit
                                                                     value of the particular partnership interest
---------------------------------------------------------------------------------------------------------------------------

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt" and "-- Derivatives -- Freestanding Derivatives."

  Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

   Level 2 Valuation Approaches and Key Inputs:

     This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

   Level 3 Valuation Approaches and Key Inputs:

     These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

     Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

       Instrument              Interest Rate            Foreign Currency               Credit                Equity Market
                                                         Exchange Rate
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to          . swap yield curves       .swap yield curves        .swap yield curves        .swap yield curves
 Level 2 and Level 3      . basis curves            .basis curves             .credit curves            .spot equity index levels
 by instrument type       . interest rate           .currency spot rates      .recovery rates           .dividend yield curves
                            volatility (1)          .cross currency basis                               .equity volatility (1)
                                                     curves
---------------------------------------------------------------------------------------------------------------------------------
Level 3                   . swap yield curves (2)   .swap yield curves (2)    .swap yield curves (2)    .dividend yield curves
                          . basis curves (2)        .basis curves (2)         .credit curves (2)         (2)
                          . repurchase rates        .cross currency basis     .credit spreads           .equity volatility (1),
                                                      curves (2)              .repurchase rates          (2)
                                                    .currency correlation     .independent non-binding  .correlation between
                                                                                broker quotations         model inputs (1)

--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Embedded Derivatives

     Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

     The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

     The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

     Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

     The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

     Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

     The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments -- Securities, Short-term Investments and Long-term Debt." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

     The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within policyholder account balances with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Asset and Liability Host Contracts

     Level 3 Valuation Approaches and Key Inputs:

       Direct and assumed guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

       Reinsurance ceded on certain guaranteed minimum benefits

          These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

       Embedded derivatives within funds withheld related to certain ceded reinsurance

          These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and December 31, 2016, there were no transfers between Levels 1 and 2.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                                                 December 31, 2017
                                                                                            ----------------------------
                                                                       Significant                               Weighted
                                         Valuation Techniques      Unobservable Inputs           Range          Average (1)
                                      --------------------------- -----------------------   ---------------     -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)          83    -      142      111
                                      Market pricing              Quoted prices (4)           10    -      443      123
                                      --------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)           --    -      126      94
                                      --------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)           27    -      104      100
                                      Consensus pricing           Offered quotes (4)         100    -      101      100
                                      --------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             200    -      300
                                                                  Repurchase rates (8)       (5)    -       5
                                      --------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)             (14)   -      (3)
                                          techniques
                                      --------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)          --    -      --
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      --------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            11%    -      31%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)           10%    -      30%
                                      --------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40             0%    -     0.09%
                                                                      Ages 41 - 60          0.04%   -     0.65%
                                                                      Ages 61 - 115         0.26%   -     100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10      0.25%   -     100%
                                                                      Durations 11 - 20       3%    -     100%
                                                                      Durations 21 - 116      3%    -     100%
                                                                  Utilization rates           0%    -      25%
                                                                  Withdrawal rates          0.25%   -      10%
                                                                  Long-term equity          17.40%  -      25%
                                                                      volatilities
                                                                  Nonperformance risk       0.02%   -     0.44%
                                                                      spread

                                                                                                 December 31, 2016
                                                                                            ----------------------------
                                                                       Significant                             Weighted
                                         Valuation Techniques      Unobservable Inputs           Range        Average (1)
                                      --------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)          18    -    138      106
                                      Market pricing              Quoted prices (4)           25         700      117
                                      ------------------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)           19    -    137      91
                                      ------------------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)           20    -    106      99
                                      Consensus pricing           Offered quotes (4)          98    -    100      100
                                      ------------------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             200    -    300
                                                                  Repurchase rates (8)       (44)   -    18
                                      ------------------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)              50    -    236
                                          techniques
                                      ------------------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)          97    -    98
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      ------------------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            14%    -    32%
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)           40%    -    40%
                                      ------------------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40             0%    -   0.09%
                                                                      Ages 41 - 60          0.04%   -   0.65%
                                                                      Ages 61 - 115         0.26%   -   100%
                                                                  Lapse rates:
                                                                      Durations 1 - 10      0.25%   -   100%
                                                                      Durations 11 - 20       3%    -   100%
                                                                      Durations 21 - 116      3%    -   100%
                                                                  Utilization rates           0%    -    25%
                                                                  Withdrawal rates          0.25%   -    10%
                                                                  Long-term equity          17.40%  -    25%
                                                                      volatilities
                                                                  Nonperformance risk       0.04%   -   0.57%
                                                                      spread

                                                                                                Impact of
                                                                                            Increase in Input
                                                                       Significant            on Estimated
                                         Valuation Techniques      Unobservable Inputs       Fair Value (2)
                                      --------------------------- -----------------------   -----------------
Fixed maturity securities (3)
U.S. corporate and foreign
 corporate........................... Matrix pricing              Offered quotes (4)           Increase
                                      Market pricing              Quoted prices (4)            Increase
                                      ------------------------------------------------------------------------
RMBS................................. Market pricing              Quoted prices (4)          Increase (5)
                                      ------------------------------------------------------------------------
ABS.................................. Market pricing              Quoted prices (4)          Increase (5)
                                      Consensus pricing           Offered quotes (4)         Increase (5)
                                      ------------------------------------------------------------------------
Derivatives
Interest rate........................ Present value techniques    Swap yield (6)             Increase (7)
                                                                  Repurchase rates (8)       Decrease (7)
                                      ------------------------------------------------------------------------
Foreign currency exchange rate....... Present value               Swap yield (6)             Increase (7)
                                          techniques
                                      ------------------------------------------------------------------------
Credit............................... Present value               Credit spreads (9)         Decrease (7)
                                          techniques
                                      Consensus pricing           Offered quotes (10)
                                      ------------------------------------------------------------------------
Equity market........................ Present value               Volatility (11)            Increase (7)
                                          techniques or
                                          option pricing
                                          models
                                                                  Correlation (12)
                                      ------------------------------------------------------------------------
Embedded derivatives
Direct, assumed and ceded guaranteed  Option pricing              Mortality rates:
 minimum benefits....................     techniques                  Ages 0 - 40            Decrease (13)
                                                                      Ages 41 - 60           Decrease (13)
                                                                      Ages 61 - 115          Decrease (13)
                                                                  Lapse rates:
                                                                      Durations 1 - 10       Decrease (14)
                                                                      Durations 11 - 20      Decrease (14)
                                                                      Durations 21 - 116     Decrease (14)
                                                                  Utilization rates          Increase (15)
                                                                  Withdrawal rates             (16)
                                                                  Long-term equity           Increase (17)
                                                                      volatilities
                                                                  Nonperformance risk        Decrease (18)
                                                                      spread

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(6) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(7) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(8) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(9) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

   The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -------------------------------------------------------------------------
                                                          Fixed Maturity Securities
                                         ----------------------------------------------------------
                                                                          State and
                                                           Structured     Political      Foreign         Equity
                                           Corporate (1)    Securities    Subdivision    Government     Securities
                                         --------------- -------------  ------------- -------------  -------------
                                                                       (In millions)
Balance, January 1, 2016................  $       8,282  $       4,416   $       33   $         275  $         328
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             --            100            1              --            (24)
Total realized/unrealized gains
 (losses) included in AOCI..............            (39)            47            2              (1)            21
Purchases (4)...........................          1,967          1,821           --               7             23
Sales (4)...............................         (1,226)        (1,339)          --             (40)           (15)
Issuances (4)...........................             --             --           --              --             --
Settlements (4).........................             --             --           --              --             --
Transfers into Level 3 (6)..............            848             18            7              --            282
Transfers out of Level 3 (6)............           (993)          (522)         (33)           (220)          (195)
                                          -------------  -------------   ----------   -------------  -------------
Balance, December 31, 2016..............          8,839          4,541           10              21            420
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................             (2)            95           --              --             --
Total realized/unrealized gains
 (losses) included in AOCI..............            416            109           --              --             17
Purchases (4)...........................          2,451            900           --              19             14
Sales (4)...............................         (1,408)        (1,282)          --              (2)           (51)
Issuances (4)...........................             --             --           --              --             --
Settlements (4).........................             --             --           --              --             --
Transfers into Level 3 (6)..............             58             63           --              --             --
Transfers out of Level 3 (6)............         (2,768)          (350)         (10)             (7)           (34)
                                          -------------  -------------   ----------   -------------  -------------
Balance, December 31, 2017..............  $       7,586  $       4,076   $       --   $          31  $         366
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015: (7)..............................  $           7  $         102   $       --   $           1  $          --
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (7)..............................  $          --  $         101   $        1   $          --  $         (29)
                                          =============  =============   ==========   =============  =============
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (7)..............................  $          (7) $          83   $       --   $          --  $         (17)
                                          =============  =============   ==========   =============  =============
Gains (Losses) Data for the year ended
 December 31, 2015......................
Total realized/unrealized gains
 (losses) included in net income (loss)
 (2) (3)................................  $          38  $         101   $       --   $           1  $          12
Total realized/unrealized gains
 (losses) included in AOCI..............  $        (399) $         (67)  $       --   $          (1) $         (53)

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)

                                      Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               -------------------------------------------------------------------------------------
                                             Residential                                    Separate
                               Short-term     Mortgage          Net        Net Embedded      Account      Long-term
                               Investments   Loans - FVO  Derivatives (8) Derivatives (9)  Assets (10)      Debt
                               -----------  ------------  --------------- --------------- ------------  ------------
                                                                   (In millions)
Balance, January 1, 2016...... $       200  $        314    $       (23)   $        186   $      1,520  $        (36)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3) (5)          --             8           (168)           (870)            (2)           --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................          --            --           (366)             --             --            --
Purchases (4).................          28           297             27              --            375            --
Sales (4).....................          (3)          (11)            --              --           (474)           --
Issuances (4).................          --            --             --              --             62           (46)
Settlements (4)...............          --           (42)           (29)           (209)           (51)            8
Transfers into Level 3 (6)....          --            --             --              --             19            --
Transfers out of Level 3 (6)..        (200)           --             --              --           (308)           --
                               -----------  ------------    -----------    ------------   ------------  ------------
Balance, December 31, 2016....          25           566           (559)           (893)         1,141           (74)
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3)....          --            40             21             450             (8)           --
Total realized/unrealized
 gains (losses) included in
 AOCI.........................          --            --            207              --             --            --
Purchases (4).................           6           175             --              --            186            --
Sales (4).....................          --          (179)            --              --            (80)           --
Issuances (4).................          --            --             --              --              1            --
Settlements (4)...............          --           (82)           140            (433)           (93)           34
Transfers into Level 3 (6)....          --            --             --              --             35            --
Transfers out of Level 3 (6)..         (24)           --             --              --           (224)           40
                               -----------  ------------    -----------    ------------   ------------  ------------
Balance, December 31, 2017.... $         7  $        520    $      (191)   $       (876)  $        958  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2015: (7)....... $        --  $         20    $       (24)   $        461   $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2016: (7)....... $        --  $          8    $      (166)   $       (863)  $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Changes in unrealized gains
 (losses) included in net
 income (loss) for the
 instruments still held at
 December 31, 2017: (7)....... $        --  $         27    $       (18)   $        452   $         --  $         --
                               ===========  ============    ===========    ============   ============  ============
Gains (Losses) Data for the
 year ended December 31, 2015.
Total realized/unrealized
 gains (losses) included in
 net income (loss) (2) (3).... $        --  $         20    $       (27)   $        447   $         15  $         --
Total realized/unrealized
 gains (losses) included in
 AOCI......................... $        --  $         --    $        (2)   $         --   $         --  $         --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses), while changes in estimated fair value of residential mortgage loans -- FVO are included in net investment income. Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(4) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements. Sales for the year ended December 31, 2016 included financial instruments related to the disposition of NELICO and GALIC of $345 million for corporate securities, $117 million for Structured Securities, $38 million for foreign government securities and less than $1 million for equity securities. See Note 3.

(5) Includes $420 million for net embedded derivatives for the year ended December 31, 2016 related to the disposition of NELICO and GALIC. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(8) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(9) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(10)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses). Separate account assets and liabilities are presented net for the purposes of the rollforward.

  Fair Value Option

     The Company elects the FVO for certain residential mortgage loans that are managed on a total return basis. The following table presents information for residential mortgage loans which are accounted for under the FVO and were initially measured at fair value.

                                                                                         December 31,
                                                                                         -------------
                                                                                          2017   2016
                                                                                         ------ ------
                                                                                         (In millions)
Unpaid principal balance................................................................ $  650 $  794
Difference between estimated fair value and unpaid principal balance....................  (130)  (228)
                                                                                         ------ ------
Carrying value at estimated fair value.................................................. $  520 $  566
                                                                                         ====== ======
Loans in nonaccrual status.............................................................. $  198 $  214
Loans more than 90 days past due........................................................ $   94 $  137
Loans in nonaccrual status or more than 90 days past due, or both -- difference between aggregate estimated fair value and unpaid principal balance............................ $(102) $(150)

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                   At December 31,                         Years Ended December 31,
                     ------------------------------------------- ---------------------------------------------
                         2017           2016           2015           2017           2016           2015
                     ------------- -------------- -------------- -------------  -------------- ---------------
                          Carrying Value After Measurement                      Gains (Losses)
                     ------------------------------------------- ---------------------------------------------
                                                           (In millions)
Other limited
 partnership
 interests (1)......  $         58  $          95  $          57  $        (65)  $        (59)  $         (31)
Other assets (2)....  $         --  $          --  $          --  $          4   $        (30)  $           --

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(1)For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. The Company estimates that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2017 and 2016 were not significant.

(2)During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, Inc. (collectively, the "U.S. Retail Advisor Force Divestiture"). See Note 18.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                    December 31, 2017
                                             ----------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                    Total
                                               Carrying                                           Estimated
                                                Value         Level 1      Level 2      Level 3   Fair Value
                                             ------------ ------------ ------------ ------------ ------------
                                                                      (In millions)
Assets
Mortgage loans..............................  $    57,939  $        --  $        --  $    59,465  $    59,465
Policy loans................................  $     6,006  $        --  $       261  $     6,797  $     7,058
Other limited partnership interests.........  $       214  $        --  $        --  $       212  $       212
Other invested assets.......................  $     2,260  $        --  $     2,028  $       154  $     2,182
Premiums, reinsurance and other receivables.  $    15,024  $        --  $       679  $    14,859  $    15,538
Liabilities
Policyholder account balances...............  $    75,323  $        --  $        --  $    76,452  $    76,452
Long-term debt..............................  $     1,661  $        --  $     2,021  $        --  $     2,021
Other liabilities...........................  $    13,954  $        --  $       547  $    13,490  $    14,037
Separate account liabilities................  $    61,757  $        --  $    61,757  $        --  $    61,757

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)



                                                                    December 31, 2016
                                             ----------------------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                    Total
                                               Carrying                                           Estimated
                                                Value       Level 1      Level 2      Level 3     Fair Value
                                             ------------ ------------ ------------ ------------ ------------
                                                                      (In millions)
Assets
Mortgage loans..............................  $    55,994  $        --  $        --  $    57,171  $    57,171
Policy loans................................  $     5,945  $        --  $       258  $     6,695  $     6,953
Other limited partnership interests.........  $       336  $        --  $        --  $       362  $       362
Other invested assets.......................  $     2,263  $        --  $     2,151  $       151  $     2,302
Premiums, reinsurance and other receivables.  $    14,888  $        --  $       368  $    15,421  $    15,789
Liabilities
Policyholder account balances...............  $    72,944  $        --  $        --  $    74,052  $    74,052
Long-term debt..............................  $     1,503  $        --  $     1,755  $        --  $     1,755
Other liabilities...........................  $    14,731  $        --  $       894  $    13,920  $    14,814
Separate account liabilities................  $    65,545  $        --  $    65,545  $        --  $    65,545

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Other Limited Partnership Interests

     The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Other Invested Assets

     These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

     Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts ("TCA"). The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

     The estimated fair value of long-term debt is principally determined using market standard valuation methodologies.

     Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

     Other liabilities consist primarily of amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


11. Long-term and Short-term Debt

   Long-term and short-term debt outstanding, excluding debt relating to CSEs, was as follows:

                                                                                    December 31,
                                                           ---------------------------------------------------------------

                      Interest Rates (1)                                2017                            2016
                    ----------------------                 ------------------------------- -------------------------------

                                                                    Unamortized                    Unamortized
                                    Weighted                Face    Discount and  Carrying Face    Discount and  Carrying
                        Range       Average   Maturity      Value  Issuance Costs  Value   Value  Issuance Costs Value (2)
                    -------------   -------- -----------   ------- -------------- -------- ------ -------------- ---------
                                                                                    (In millions)
Surplus notes -
 affiliated........ 7.38% -   7.38%  7.38%      2037        $  700    $   (10)     $  690  $  700    $   (10)     $  690
Surplus notes (2).. 7.80% -   7.88%  7.83%   2024 -   2025     400         (3)        397     400         (3)        397
Other notes (3).... 2.20% -   7.29%  4.56%   2018 -   2058     578         (4)        574     494         (4)        490
                                                           -------    --------     ------  ------    --------     ------
 Total long-term
  debt.............                                          1,678        (17)      1,661   1,594        (17)      1,577
                                                           -------    --------     ------  ------    --------     ------
Total short-term
 debt..............                                            243          --        243     100          --        100
                                                           -------    --------     ------  ------    --------     ------
  Total............                                         $1,921    $   (17)     $1,904  $1,694    $   (17)     $1,677
                                                           =======    ========     ======  ======    ========     ======

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2017.

(2)In December 2016, the $107 million 7.625% surplus notes were deconsolidated due to the disposition of GALIC. See Note 3.

(3)During 2017, a subsidiary issued $139 million of long-term debt to a third party.

   The aggregate maturities of long-term debt at December 31, 2017 for the next five years and thereafter are $20 million in 2018, $0 in each of 2019, 2020 and 2021, $346 million in 2022 and $1.3 billion thereafter.

   Unsecured senior debt which consists of senior notes and other notes rank highest in priority. Payments of interest and principal on Metropolitan Life Insurance Company's surplus notes are subordinate to all other obligations and may be made only with the prior approval of the New York State Department of Financial Services.

Term Loans

   MetLife Private Equity Holdings, LLC ("MPEH"), a wholly-owned indirect investment subsidiary, borrowed $350 million in December 2015 under a five-year credit agreement included within other notes in the table above. In November 2017, this agreement was amended to extend the maturity to November 2022, change the amount MPEH may borrow on a revolving basis to $75 million from $100 million, and change the interest rate to a variable rate of three-month LIBOR plus 3.25%, payable quarterly, from a variable rate of three-month LIBOR plus 3.70%. In connection with the initial borrowing in 2015, $6 million of costs were incurred, and additional costs of $1 million were incurred in connection with the 2017 amendment, which have been capitalized and are being amortized over the term of the loans. MPEH has pledged invested assets to secure the loans; however these loans are non-recourse to Metropolitan Life Insurance Company.

Debt Repayments

   In December 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $110 million of its mortgage loans issued to Brighthouse Insurance due in January 2016.

   In November 2015, the Company repaid in cash, at maturity, $188 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the New York Superintendent of Financial Services (the "Superintendent").

   In November 2015, the Company repaid in cash, at maturity, $200 million of surplus notes. The redemption was approved by the Superintendent.

   During 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $132 million of its 7.26% mortgage loans issued to Brighthouse Insurance due in January 2020.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


Short-term Debt

   Short-term debt with maturities of one year or less was as follows:

                                               December 31,
                                       -----------------------------
                                            2017           2016
                                       -------------- --------------
                                           (Dollars in millions)
            Commercial paper..........  $         100  $         100
            Short-term borrowings (1).            143             --
                                       -------------- --------------
            Total short-term debt.....  $         243  $         100
                                       ============== ==============
            Average daily balance.....  $         129  $         100
            Average days outstanding..        97 days        40 days

--------

(1) Represents short-term debt related to repurchase agreements, secured by assets of a subsidiary.

   During the years ended December 31, 2017, 2016 and 2015, the weighted average interest rate on short-term debt was 1.63%, 0.42% and 0.15%, respectively.

Interest Expense

     Interest expense included in other expenses was $106 million, $112 million and $122 million for the years ended December 31, 2017, 2016 and 2015, respectively. These amounts include $52 million, $52 million and $67 million of interest expense related to affiliated debt for the years ended
  December 31, 2017, 2016 and 2015, respectively.

Credit and Committed Facilities

     At December 31, 2017, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife Funding"), maintained a $3.0 billion unsecured revolving credit facility (the "Credit Facility"), and Missouri Reinsurance, Inc. ("MoRe"), a wholly-owned subsidiary of Metropolitan Life Insurance Company, had access to a committed bank facility of MetLife, Inc., which provides letters of credit for the benefit of certain affiliates of MetLife, Inc., including Metropolitan Life Insurance Company and certain of its subsidiaries, subject to bank consent (the "Committed Facility"). When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

  Credit Facility

     The Company's Credit Facility is used for general corporate purposes, to support the borrowers' commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $5 million, $8 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were included in other expenses.

     Information on the Credit Facility at December 31, 2017 was as follows:

                                                 Letters of Credit
                                   Maximum          Used by the      Letters of Credit                  Unused
Borrower(s)    Expiration          Capacity         Company (1)    Used by Affiliates (1) Drawdowns   Commitments
----------- ------------------ ----------------- ----------------- ---------------------- ---------- -------------
                                                                  (In millions)

  MetLife,
  Inc.
  and
  MetLife
  Funding,
  Inc...... December 2021 (2)   $      3,000 (2)    $        57           $      73        $      --  $      2,870

-------------

(1) MetLife, Inc. and MetLife Funding are severally liable for their respective obligations under the Credit Facility. MetLife Funding was not an applicant under letters of credit outstanding as of December 31, 2017 and is not responsible for any reimbursement obligations under such letters of credit.

(2) All borrowings under the Credit Facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Long-term and Short-term Debt (continued)


  Committed Facility

     Letters of credit issued under the Committed Facility are used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with the Committed Facility were $5 million, $4 million and $4 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were included in other expenses. MoRe had $395 million in letters of credit outstanding and there was no remaining availability under the Committed Facility at December 31, 2017. The Committed Facility matures on June 20, 2018. In addition to the Committed Facility, see also "-- Term Loans" for information about the undrawn line of credit facility in the amount of $75 million.

Debt and Facility Covenants

   Certain of the Company's debt instruments and the Credit Facility contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2017.

12. Equity

Stock-Based Compensation Plans

     The Company does not issue any awards payable in its common stock or options to purchase its common stock.

     An affiliate employs the personnel who conduct most of the Company's business. In accordance with a services agreement with that affiliate, the Company bears a proportionate share of stock-based compensation expense for those employees. Stock-based compensation expense relate to Stock Options, Performance Shares, and Restricted Stock Units under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan and the MetLife, Inc. 2015 Stock and Incentive Compensation Plan, most of which MetLife, Inc. granted in the first quarter of each year.

     The Company's expense related to stock-based compensation included in other expenses was $74 million, $89 million and $85 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Statutory Equity and Income

  See Note 3 for information on the disposition of NELICO and GALIC.

  The state of domicile of Metropolitan Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for Metropolitan Life Insurance Company were in excess of 370% and 400% at December 31, 2017 and December 31, 2016, respectively.

   Metropolitan Life Insurance Company's foreign insurance operations are regulated by applicable authorities of the countries in which each entity operates and are subject to minimum capital and solvency requirements in those countries before corrective action commences. The aggregate required capital and surplus of Metropolitan Life Insurance Company's foreign insurance operations was $279 million and the aggregate actual regulatory capital and surplus was $389 million as of the date of the most recent required capital adequacy calculation for each jurisdiction. Each of those foreign insurance operations exceeded minimum capital and solvency requirements of their respective countries for all periods presented.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries have no material state prescribed accounting practices, except as described below.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, and the New York Special Consideration Letter, which mandates certain assumptions in asset adequacy testing. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of Metropolitan Life Insurance Company for the years ended December 31, 2017 and 2016 by an amount of $1.1 billion and $909 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from Metropolitan Life Insurance Company and its former U.S. insurance subsidiaries, which are derived from their respective statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                    Years Ended December 31,
                                                               -----------------------------------
Company                                      State of Domicile    2017        2016        2015
-------------------------------------------- ----------------- ----------- ----------- -----------
                                                                          (In millions)
Metropolitan Life Insurance Company (1).....     New York       $    1,982  $    3,444  $    3,703
New England Life Insurance Company (1)......   Massachusetts           N/A         N/A  $      157
General American Life Insurance Company (1).     Missouri              N/A         N/A  $      204

-------------

(1)In December 2016, Metropolitan Life Insurance Company distributed all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc., in the form of a non-cash extraordinary dividend.

   Statutory capital and surplus was as follows at:

                                                    December 31,
                                           ------------------------------
      Company                                   2017           2016
      ------------------------------------ -------------- ---------------
                                                   (In millions)
      Metropolitan Life Insurance Company.  $      10,384  $       11,195

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                            2018               2017              2016
                                     ------------------- ---------------- ------------------
                                       Permitted Without
Company                                   Approval             Paid (1)        Paid (1) (2)
------------------------------------ ------------------- ---------------- ------------------
                                                          (In millions)
Metropolitan Life Insurance Company.   $         3,075    $         2,523  $           5,740

--------

(1)Reflects all amounts paid, including those requiring regulatory approval.

(2)In 2016, Metropolitan Life Insurance Company paid an ordinary cash dividend to MetLife, Inc. in the amount of $3.6 billion. In addition, in December 2016, Metropolitan Life Insurance Company distributed to MetLife, Inc. as a non-cash extraordinary dividend all of the issued and outstanding shares of common stock of each of NELICO and GALIC in the amount of $981 million and $1.2 billion, respectively, as calculated on a statutory basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. in any calendar year based on either of two standards. Under one standard, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive unassigned funds (surplus) excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, Metropolitan Life Insurance Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, Metropolitan Life Insurance Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, Metropolitan Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   There was no dividend paid to Metropolitan Life Insurance Company by its former insurance subsidiaries in 2016. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company was as follows:

                           Unrealized                        Foreign        Defined
                        Investment Gains     Unrealized     Currency        Benefit
                        (Losses), Net of   Gains (Losses)  Translation       Plans
                       Related Offsets (1) on Derivatives   Adjustments    Adjustment        Total
                      -------------------- -------------- ------------- ---------------  -------------
                                                        (In millions)
Balance at
 December 31, 2014...     $      6,200       $    1,073    $        (3)  $       (2,236)  $      5,034
OCI before
 reclassifications...           (4,839)             (19)          (101)             113         (4,846)
Deferred income
 tax benefit
 (expense)...........            1,715                6             30              (40)         1,711
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,076            1,060            (74)          (2,163)         1,899
Amounts
 reclassified from
 AOCI................              405              578             --              229          1,212
Deferred income
 tax benefit
 (expense)...........             (144)            (202)            --              (80)          (426)
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....              261              376             --              149            786
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2015...            3,337            1,436            (74)          (2,014)         2,685
OCI before
 reclassifications...              792             (141)           (11)              (4)           636
Deferred income
 tax benefit
 (expense)...........             (286)              49              3               (5)          (239)
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            3,843            1,344            (82)          (2,023)         3,082
Amounts
 reclassified from
 AOCI................               71              177             --              191            439
Deferred income
 tax benefit
 (expense)...........              (26)             (62)            --              (60)          (148)
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               45              115             --              131            291
                         -------------      -----------   ------------  ---------------  -------------
Dispositions (2).....             (456)              --             23               30           (403)
Deferred income
 tax benefit
 (expense)...........              160               --             (8)              (3)           149
                         -------------      -----------   ------------  ---------------  -------------
 Dispositions, net
   of income tax.....             (296)              --             15               27           (254)
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2016...            3,592            1,459            (67)          (1,865)         3,119
OCI before
 reclassifications...            3,977              122             26              (30)         4,095
Deferred income
 tax benefit
 (expense)...........           (1,287)             (43)            (6)              11         (1,325)
                         -------------      -----------   ------------  ---------------  -------------
 AOCI before
   reclassifications,
   net of income
   tax...............            6,282            1,538            (47)          (1,884)         5,889
Amounts
 reclassified from
 AOCI................              102             (970)            --              159           (709)
Deferred income
 tax benefit
 (expense)...........              (33)             338             --              (57)           248
                         -------------      -----------   ------------  ---------------  -------------
 Amounts
   reclassified
   from AOCI, net
   of income tax.....               69             (632)            --              102           (461)
                         -------------      -----------   ------------  ---------------  -------------
Balance at
 December 31, 2017...     $      6,351       $      906    $      (47)   $      (1,782)   $      5,428
                         =============      ===========   ============  ===============  =============

--------

(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

(2) See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                  Consolidated Statement of
AOCI Components                                         Amounts Reclassified from AOCI              Operations Locations
-------------------------------------------------  ----------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                   ----------------------------------------
                                                      2017           2016            2015
                                                   ----------   -------------   -------------
                                                                 (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)..........  $      12    $         10    $       (208)  Net investment gains (losses)
Net unrealized investment gains (losses)..........          3              21              31   Net investment income
Net unrealized investment gains (losses)..........       (117)           (102)           (228)  Net derivative gains (losses)
                                                   ----------   -------------   -------------
 Net unrealized investment gains (losses), before
   income tax.....................................       (102)            (71)           (405)
Income tax (expense) benefit......................         33              26             144
                                                   ----------   -------------   -------------
 Net unrealized investment gains (losses), net of
   income tax.....................................        (69)            (45)           (261)
                                                   ----------   -------------   -------------
Unrealized gains (losses) on derivatives--cash
 flow hedges:
Interest rate swaps...............................         24              57              83   Net derivative gains (losses)
Interest rate swaps...............................         16              12              11   Net investment income
Interest rate forwards............................        (11)             (1)              4   Net derivative gains (losses)
Interest rate forwards............................          2               3               2   Net investment income
Foreign currency swaps............................        938            (251)           (679)  Net derivative gains (losses)
Foreign currency swaps............................         (1)             (1)             (1)  Net investment income
Credit forwards...................................          1               3               1   Net derivative gains (losses)
Credit forwards...................................          1               1               1   Net investment income
                                                   ----------   -------------   -------------
 Gains (losses) on cash flow hedges, before
   income tax.....................................        970            (177)           (578)
Income tax (expense) benefit......................       (338)             62             202
                                                   ----------   -------------   -------------
 Gains (losses) on cash flow hedges, net of
   income tax.....................................        632            (115)           (376)
                                                   ----------   -------------   -------------
Defined benefit plans adjustment: (1).............
Amortization of net actuarial gains (losses)......       (179)           (198)           (233)
Amortization of prior service (costs) credit......         20               7               4
                                                   ----------   -------------   -------------
 Amortization of defined benefit plan items,
   before income tax..............................       (159)           (191)           (229)
Income tax (expense) benefit......................         57              60              80
                                                   ----------   -------------   -------------
 Amortization of defined benefit plan items, net
   of income tax..................................      (102)            (131)           (149)
                                                   ----------   -------------   -------------
 Total reclassifications, net of income tax.......  $     461    $      (291)    $      (786)
                                                   ==========   =============   =============

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 14.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


13. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                              2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
General and administrative expenses.....  $      2,608   $      2,598   $      3,063
Pension, postretirement and
 postemployment benefit costs...........           167            251            241
Premium taxes, other taxes, and
 licenses & fees........................           273            367            358
Commissions and other variable expenses.         1,801          2,366          2,214
Capitalization of DAC...................           (61)          (332)          (482)
Amortization of DAC and VOBA............           241            441            742
Interest expense on debt................           106            112            122
                                         -------------  -------------  -------------
 Total other expenses...................  $      5,135   $      5,803   $      6,258
                                         =============  =============  =============

   Certain prior year amounts have been reclassified to conform to the current year presentation, which has been revised to align the expense categories with the Company's businesses. The reclassifications did not result in a change to total other expenses.

Capitalization of DAC and Amortization of DAC and VOBA

   See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt

   See Note 11 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 18 for a discussion of affiliated expenses included in the table above.

Income Tax

   See Note 15 for information on the charge related to income tax for the year ended December 31, 2015.

Restructuring Charges

   In 2016, the Company completed a previous enterprise-wide strategic initiative. These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

                                                                                    Years Ended December 31,
                                                                    --------------------------------------------------------
                                                                                2016                        2015
                                                                    ---------------------------- ---------------------------
                                                                               Lease and                   Lease and
                                                                                 Asset                       Asset
                                                                    Severance  Impairment Total  Severance Impairment Total
                                                                    --------- ----------- ------ --------- ---------- ------
                                                                                         (In millions)
Balance at January 1,..............................................  $   17      $   4    $   21  $   31    $     6   $   37
Restructuring charges..............................................      --          1         1      52          4       56
Cash payments......................................................    (17)        (4)      (21)    (66)        (6)     (72)
                                                                     ------      -----    ------  ------    -------   ------
Balance at December 31,............................................  $   --      $   1    $    1  $   17    $     4   $   21
                                                                     ======      =====    ======  ======    =======   ======
Total restructuring charges incurred since inception of initiative.  $  306      $  47    $  353  $  306    $    46   $  352
                                                                     ======      =====    ======  ======    =======   ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


14. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

   The Company sponsors and administers various qualified and nonqualified defined benefit pension plans and other postretirement employee benefit plans covering employees who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as interest credits, determined annually based upon the annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated an equitable share of net expense related to the plans, proportionate to other expenses being allocated to these affiliates.

   The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of MetLife who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees of MetLife hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

  Obligations and Funded Status

                                                                                    December 31,
                                                        -------------------------------------------------------------------
                                                                       2017                               2016
                                                        ----------------------------------  -------------------------------
                                                                               Other                            Other
                                                            Pension         Postretirement     Pension       Postretirement
                                                            Benefits (1)      Benefits       Benefits (1)      Benefits
                                                        ----------------  ----------------  -------------  ----------------
                                                                                   (In millions)
Change in benefit obligations:
Benefit obligations at January 1,......................     $      9,837      $      1,742   $      9,760      $      1,905
Service costs..........................................              169                 6            203                 9
Interest costs.........................................              415                75            415                82
Plan participants' contributions.......................               --                33             --                33
Net actuarial (gains) losses...........................              618               (96)           298              (119)
Divestitures, settlements and curtailments (2).........                3                 2           (270)               (8)
Change in benefits and other...........................               --                --            (11)              (43)
Benefits paid..........................................             (563)             (106)          (558)             (117)
Effect of foreign currency translation.................               --                --             --                --
                                                        ----------------  ----------------  -------------  ----------------
  Benefit obligations at December 31,..................           10,479             1,656          9,837             1,742
                                                        ----------------  ----------------  -------------  ----------------
Change in plan assets:
Estimated fair value of plan assets at January 1,......            8,721             1,379          8,490             1,372
Actual return on plan assets...........................              947               124            620                75
Divestitures (2).......................................               --                --           (155)               --
Plan participants' contributions.......................               --                33             --                33
Employer contributions.................................              266                (4)           324                16
Benefits paid..........................................             (563)             (106)          (558)             (117)
                                                        ----------------  ----------------  -------------  ----------------
  Estimated fair value of plan assets at December 31,..            9,371             1,426          8,721             1,379
                                                        ----------------  ----------------  -------------  ----------------
  Over (under) funded status at December 31,...........     $     (1,108)     $       (230)  $     (1,116)     $       (363)
                                                        ================  ================  =============  ================
Amounts recognized on the consolidated balance sheets:
Other assets...........................................     $         55      $        160   $         --      $         --
Other liabilities......................................           (1,163)             (390)        (1,116)             (363)
                                                        ----------------  ----------------  -------------  ----------------
  Net amount recognized................................     $     (1,108)     $       (230)  $     (1,116)     $       (363)
                                                        ================  ================  =============  ================
AOCI:
Net actuarial (gains) losses...........................     $      2,831      $        (55)  $      2,839      $         93
Prior service costs (credit)...........................              (10)              (26)           (11)              (48)
                                                        ----------------  ----------------  -------------  ----------------
  AOCI, before income tax..............................     $      2,821      $        (81)  $      2,828      $         45
                                                        ================  ================  =============  ================
  Accumulated benefit obligation.......................     $     10,180               N/A   $      9,557               N/A
                                                        ================                    =============

-------------

(1) Includes nonqualified unfunded plans, for which the aggregate PBO was $1.2 billion at December 31, 2017 and $1.1 billion at December 31, 2016.

(2) Divestitures for the year ended December 31, 2016 include amounts related to the disposition of NELICO and GALIC. See Note 3.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


   Information for pension plans with PBOs in excess of plan assets and accumulated benefit obligations ("ABO") in excess of plan assets was as follows at:

                                                        December 31,
                                     -----------------------------------------------------------------
                                            2017          2016               2017             2016
                                       ------------    ------------     ------------    ------------
                                     PBO Exceeds Estimated Fair Value ABO Exceeds Estimated Fair Value
                                          of Plan Assets                   of Plan Assets
                                     -------------------------------- --------------------------------
                                                                  (In millions)
Projected benefit obligations....... $      1,163     $      9,837    $      1,163     $      1,093
Accumulated benefit obligations..... $      1,116     $      9,557    $      1,116     $      1,046
Estimated fair value of plan assets. $         --     $      8,721    $         --     $         --

  Net Periodic Benefit Costs

      The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                                       Years Ended December 31,
                                         -----------------------------------------------------------------------------------
                                                    2017                        2016                         2015
                                         --------------------------  --------------------------  ---------------------------
                                                         Other                       Other                        Other
                                          Pension    Postretirement   Pension    Postretirement   Pension     Postretirement
                                          Benefits     Benefits       Benefits     Benefits       Benefits      Benefits
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
                                                                            (In millions)
Net periodic benefit costs:
Service costs...........................  $    169          $     6   $    203            $   9   $     217          $    15
Interest costs..........................       415               75        415               82         404               88
Settlement and curtailment costs (1)....         3                2          1               30          --               --
Expected return on plan assets..........      (509)             (72)      (527)             (74)       (538)             (80)
Amortization of net actuarial (gains)
 losses.................................       189               --        188               10         190               43
Amortization of prior service costs
 (credit)...............................        (1)             (22)        (1)              (6)         (1)              (3)
Allocated to affiliates.................       (48)               1        (64)              (9)        (59)             (18)
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total net periodic benefit costs
   (credit).............................       218              (10)       215               42         213               45
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
Other changes in plan assets and
 benefit obligations recognized in OCI:
Net actuarial (gains) losses............       181             (148)       176             (121)         50             (156)
Prior service costs (credit)............        --               --        (11)             (40)         --               (7)
Dispositions (2)........................        --               --        (32)               2          --               --
Amortization of net actuarial (gains)
 losses.................................      (189)              --       (188)             (10)       (190)             (43)
Amortization of prior service (costs)
 credit.................................         1               22          1                6           1                3
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total recognized in OCI................        (7)            (126)       (54)            (163)       (139)            (203)
                                         ---------  ---------------  ---------  ---------------  ----------  ---------------
 Total recognized in net periodic
   benefit costs and OCI................  $    211          $  (136)  $    161            $(121)  $      74          $  (158)
                                         =========  ===============  =========  ===============  ==========  ===============

--------

(1) The Company recognized curtailment charges in 2016 on certain postretirement benefit plans in connection with the U.S. Retail Advisor Force Divestiture See Note 18.

(2) See Note 3.

     The estimated net actuarial (gains) losses and prior service costs (credit) for the defined benefit pension plans and other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $171 million and ($1) million, and ($6) million and ($19) million, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


  Assumptions

     Assumptions used in determining benefit obligations were as follows:

                                        Pension Benefits   Other Postretirement Benefits
                                    -------------------- -------------------------------
December 31, 2017
Weighted average discount rate.....        3.65%                      3.70%
Rate of compensation increase......    2.25% - 8.50%                   N/A
December 31, 2016
Weighted average discount rate.....        4.30%                      4.45%
Rate of compensation increase......    2.25% - 8.50%                   N/A

     Assumptions used in determining net periodic benefit costs were as follows:

                                                             Pension Benefits   Other Postretirement Benefits
                                                         -------------------- -------------------------------
Year Ended December 31, 2017
Weighted average discount rate..........................        4.30%                      4.45%
Weighted average expected rate of return on plan assets.        6.00%                      5.36%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2016
Weighted average discount rate..........................        4.13%                      4.37%
Weighted average expected rate of return on plan assets.        6.00%                      5.53%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A
Year Ended December 31, 2015
Weighted average discount rate..........................        4.10%                      4.10%
Weighted average expected rate of return on plan assets.        6.25%                      5.70%
Rate of compensation increase...........................    2.25% - 8.50%                   N/A

     The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.

     The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected rate of return on plan assets for use in that plan's valuation in 2018 is currently anticipated to be 5.75% for pension benefits and 5.11% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                                            December 31,
                                                            ---------------------------------------------
                                                                     2017                   2016
                                                            ---------------------- ----------------------
                                                               Before   Age 65 and    Before   Age 65 and
                                                             Age 65      older      Age 65      older
                                                            --------- ------------ --------- ------------
Following year.............................................      5.6%         6.6%      6.8%          13%
Ultimate rate to which cost increase is assumed to decline.      4.0%         4.3%      4.0%         4.3%
Year in which the ultimate trend rate is reached...........      2086         2098      2077         2092

     Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2017:

                                                            One Percent   One Percent
                                                            Increase      Decrease
                                                          ------------- -------------
                                                                 (In millions)
Effect on total of service and interest costs components.    $        9  $        (8)
Effect of accumulated postretirement benefit obligations.    $      186  $      (154)

  Plan Assets

     The Company provides MetLife employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by the Company, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

     The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any of the given Managers.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan's funded status;
  (ii) minimizing the volatility of the Invested Plan's funded status;
  (iii) generating asset returns that exceed liability increases; and
  (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of the Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and recommend asset allocations.

     Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

     The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2017 for the Invested Plans:

                                                            December 31,
                          ---------------------------------------------------------------------------------
                                            2017                                     2016
                          ----------------------------------------- ---------------------------------------
                                               Other Postretirement                    Other Postretirement
                             Pension Benefits         Benefits (1)    Pension Benefits       Benefits (1)
                          -------------------- -------------------- ------------------ --------------------
                                     Actual               Actual          Actual              Actual
                            Target  Allocation   Target  Allocation     Allocation          Allocation
                          -------- ----------- -------- ----------- ------------------ --------------------
Asset Class
Fixed maturity securities   82%          82%        85%         84%                81%                  76%
Equity securities (2)....   10%          10%        15%         15%                11%                  24%
Alternative
 securities (3)..........    8%           8%        --%          1%                 8%                  --%
                                   -----------          ----------- ------------------ --------------------
 Total assets............               100%                   100%               100%                 100%
                                   ===========          =========== ================== ====================

--------

(1) Other postretirement benefits do not reflect postretirement life insurance plan assets invested in fixed maturity securities.

(2) Equity securities percentage includes derivative assets.

(3) Alternative securities primarily include hedge, private equity and real estate funds.

  Estimated Fair Value

     The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as described in Note 10, based upon the significant input with the lowest level in its valuation. The Level 2 asset category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate accounts is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data. Directly held investments are primarily invested in U.S. and foreign government and corporate securities. The Level 3 asset category includes separate accounts that are invested in assets that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)


     The pension and other postretirement plan assets measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                    December 31, 2017
                                   -----------------------------------------------------------------------------------
                                               Pension Benefits                    Other Postretirement Benefits
                                   ----------------------------------------- -----------------------------------------
                                       Fair Value Hierarchy                      Fair Value Hierarchy
                                   -----------------------------             -----------------------------
                                                                    Total                                     Total
                                                                  Estimated                                 Estimated
                                     Level 1   Level 2   Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $    --   $  3,726   $    1    $  3,727    $   20    $  362    $  --     $    382
U.S. government bonds.............    1,256        528       --       1,784       269         6       --          275
Foreign bonds.....................       --        937       --         937        --        94       --           94
Federal agencies..................       35        134       --         169        --        17       --           17
Municipals........................       --        335       --         335        --        28       --           28
Short-term investments............      135        192       --         327         8       391       --          399
Other (1).........................        7        383        9         399        --        68       --           68
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.    1,433      6,235       10       7,678       297       966       --        1,263
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........      480         91       --         571        80        --       --           80
Common stock - foreign............      317         --        3         320        73        --       --           73
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total equity securities.........      797         91        3         891       153        --       --          153
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
Other investments.................       --        144      622         766        --         9       --            9
Derivative assets.................       33          2        1          36         1        --       --            1
                                   --------- --------- --------- ----------- --------- --------- --------- -----------
  Total assets....................  $ 2,263   $  6,472   $  636    $  9,371    $  451    $  975    $  --     $  1,426
                                   ========= ========= ========= =========== ========= ========= ========= ===========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

                                                                    December 31, 2016
                                   ------------------------------------------------------------------------------------
                                                Pension Benefits                    Other Postretirement Benefits
                                   ------------------------------------------ -----------------------------------------
                                        Fair Value Hierarchy                      Fair Value Hierarchy
                                   ------------------------------             -----------------------------
                                                                     Total                                     Total
                                                                   Estimated                                 Estimated
                                     Level 1   Level 2    Level 3  Fair Value   Level 1   Level 2   Level 3  Fair Value
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
                                                                      (In millions)
Assets
Fixed maturity securities:
Corporate.........................  $     --  $  3,406    $   --    $  3,406    $   20    $  305    $  --     $    325
U.S. government bonds.............     1,655         4        --       1,659       210         1       --          211
Foreign bonds.....................        --       775        --         775        --        72       --           72
Federal agencies..................        --       196        --         196        --        28       --           28
Municipals........................        --       313        --         313        --        23       --           23
Short-term investments............       118       212        --         330        13       416       --          429
Other (1).........................        --       362         9         371        --        55       --           55
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total fixed maturity securities.     1,773     5,268         9       7,050       243       900       --        1,143
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Equity securities:
Common stock - domestic...........       474        --        --         474       113        --       --          113
Common stock - foreign............       380        --        --         380       122        --       --          122
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total equity securities.........       854        --        --         854       235        --       --          235
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
Other investments.................        --       105       634         739        --        --       --           --
Derivative assets.................        16        (2)       64          78         1        --       --            1
                                   --------- ---------  --------- ----------- --------- --------- --------- -----------
  Total assets....................  $  2,643  $  5,371    $  707    $  8,721    $  479    $  900    $  --     $  1,379
                                   ========= =========  ========= =========== ========= ========= ========= ===========

-------------

(1) Other primarily includes money market securities, mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                  --------------------------------------------------------------------
                                                                            Pension Benefits
                                                  --------------------------------------------------------------------
                                                                                      Equity
                                                     Fixed Maturity Securities      Securities
                                                  ------------------------------    ----------
                                                                                       Common
                                                                Foreign               Stock -      Other       Derivative
                                                   Corporate     Bonds    Other (1)   Foreign    Investments    Assets
                                                  ----------   --------  ---------- ---------- ------------- ------------
                                                                       (In millions)
Balance, January 1, 2016.........................   $    78     $    17    $    7    $    --      $    722      $    75
Realized gains (losses)..........................         3          --        --         --            (1)           3
Unrealized gains (losses)........................         3          (4)        1         --            32          (18)
Purchases, sales, issuances and settlements, net.       (22)         (3)       --         --          (119)           6
Transfers into and/or out of Level 3.............       (62)        (10)        1         --            --           (2)
                                                  ----------   --------  ---------- ---------- ------------- ------------
Balance, December 31, 2016.......................   $    --     $    --    $    9    $    --      $    634      $    64
Realized gains (losses)..........................       (10)         --        --          2            --          (22)
Unrealized gains (losses)........................        10          --        --         --           (12)           6
Purchases, sales, issuances and settlements, net.        --          --         7         (4)           --          (47)
Transfers into and/or out of Level 3.............         1          --        (7)         5            --           --
                                                  ----------   --------  ---------- ---------- ------------- ------------
Balance, December 31, 2017.......................   $     1     $    --    $    9    $     3      $    622      $     1
                                                  ==========   ========  ========== ========== ============= ============

--------

(1) Other includes ABS and collateralized mortgage obligations.

     For the years ended December 31, 2017 and 2016, there were no other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs.

  Expected Future Contributions and Benefit Payments

     It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2018. The Company expects to make discretionary contributions to the qualified pension plan of $150 million in 2018. For information on employer contributions, see "-- Obligations and Funded Status."

     Benefit payments due under the nonqualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2018.

     Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the Company may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The Company expects to make contributions of $50 million towards benefit obligations in 2018 to pay postretirement medical claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Employee Benefit Plans (continued)

     Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                               Pension Benefits   Other Postretirement Benefits
                           -------------------- -------------------------------
                                              (In millions)
 2018.....................     $            562                  $           85
 2019.....................     $            571                  $           88
 2020.....................     $            587                  $           88
 2021.....................     $            591                  $           87
 2022.....................     $            606                  $           88
 2023-2027................     $          3,227                  $          443

  Additional Information

     As previously discussed, most of the assets of the pension benefit plans are held in a group annuity contract issued by the Company while some of the assets of the postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the Company to hold such assets. Total revenues from these contracts recognized on the consolidated statements of operations were $56 million, $57 million and $55 million for the years ended December 31, 2017, 2016 and 2015, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $1.1 billion, $660 million and ($130) million for the years ended December 31, 2017, 2016 and 2015, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

   The Company sponsors defined contribution plans for substantially all MetLife employees under which a portion of employee contributions are matched. The Company contributed $65 million, $73 million and $72 million for the years ended December 31, 2017, 2016 and 2015, respectively.

15. Income Tax

   On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018. U.S. Tax Reform moves the United States from a worldwide tax system to a participation exemption system by providing corporations a 100% dividends received deduction ("DRD") for dividends distributed by a controlled foreign corporation. To transition to that new system, U.S. Tax Reform imposes a one-time deemed repatriation tax on unremitted earnings and profits at a rate of 8.0% for illiquid assets and 15.5% for cash and cash equivalents.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                                    U.S. Tax Reform
                                                                                    ---------------
                                                                                     (In millions)
Income (loss) before provision for income tax......................................  $        (66)
Provision for income tax expense (benefit):
Deferred tax revaluation...........................................................        (1,112)
                                                                                    ---------------
 Total provision for income tax expense (benefit)..................................        (1,112)
                                                                                    ---------------
Income (loss), net of income tax...................................................          1,046
Income tax (expense) benefit related to items of other comprehensive income (loss).            133
                                                                                    ---------------
Increase to net equity from U.S. Tax Reform........................................  $       1,179
                                                                                    ===============

   In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company has recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company has recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates will be reported as provisional amounts during a measurement period, which will not exceed one year from the date of enactment of U.S. Tax Reform. The Company may reflect adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   The following items are considered provisional estimates due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis will be required to complete the accounting for these items:

   . Deemed Repatriation Transition Tax - The Company has recorded a $1 million charge for this item.

   . Global Intangible Low-Tax Income - U.S. Tax Reform imposes a minimum tax on global intangible low-tax income, which is generally the excess income of foreign subsidiaries over a 10% rate of routine return on tangible business assets. The Company has not yet formally adopted an accounting policy for this item. For the year ended December 31, 2017, the Company did not record a tax charge and tax incurred in future periods related to global intangible low-tax income will be recorded in the period incurred.

   . Compensation and Fringe Benefits - U.S. Tax Reform limits certain employer deductions for fringe benefit and related expenses and also repeals the exception allowing the deduction of certain performance-based compensation paid to certain senior executives. The Company has recorded an $8 million tax charge, included within the deferred tax revaluation.

   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded over the next few years. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.6%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. The Company has recorded a $7 million tax charge included within the deferred tax revaluation.

 . Tax Credit Partnerships - Certain tax credit partnership investments derive returns in part from income tax credits. The Company recognizes changes in tax attributes at the partnership level when reported by the investee in its financial information. U.S. Tax Reform may impact the tax attributes of tax credit partnerships. However, investee financial information is not yet available to enable the Company to determine the impacts of U.S. Tax Reform. Accordingly, the Company has applied prior law to these equity method investments in accordance with SAB 118. During the one year measurement period under SAB 118, the impacts of U.S. Tax Reform will be recognized as the investee financial information is made available.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The provision for income tax was as follows:

                                                  Years Ended December 31,
                                                  -------------------------
                                                    2017     2016    2015
                                                  --------  ------  -------
                                                        (In millions)
     Current:
     Federal.....................................  $ 1,511   $ 675   $1,384
     State and local.............................        4       5       20
     Foreign.....................................       14      40       36
                                                  --------  ------  -------
      Subtotal...................................    1,529     720    1,440
                                                  --------  ------  -------
     Deferred:
     Federal.....................................   (2,099)   (539)     296
     Foreign.....................................        9      18       27
                                                  --------  ------  -------
      Subtotal...................................   (2,090)   (521)     323
                                                  --------  ------  -------
      Provision for income tax expense (benefit).  $  (561)  $ 199   $1,763
                                                  ========  ======  =======

  The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations was as follows:

                                    Years Ended December 31,
                                   --------------------------
                                     2017      2016    2015
                                   --------  -------  -------
                                         (In millions)
                   Income (loss):
                   Domestic.......  $ 4,045   $2,379   $4,409
                   Foreign........   (1,079)    (438)      72
                                   --------  -------  -------
                    Total.........  $ 2,966   $1,941   $4,481
                                   ========  =======  =======

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2017     2016     2015
                                                 --------  ------  -------
                                                       (In millions)
    Tax provision at U.S. statutory rate........  $ 1,039   $ 679   $1,569
    Tax effect of:
    Dividend received deduction.................      (65)    (79)     (82)
    Tax-exempt income...........................      (49)    (38)     (24)
    Prior year tax (1)..........................      (29)    (33)     558
    Low income housing tax credits..............     (278)   (270)    (221)
    Other tax credits...........................     (101)    (98)     (68)
    Foreign tax rate differential...............       --       1       (4)
    Change in valuation allowance...............       --      (1)      (1)
    U.S. Tax Reform impact (2)..................   (1,089)     --       --
    Other, net..................................       11      38       36
                                                 --------  ------  -------
     Provision for income tax expense (benefit).  $  (561)  $ 199   $1,763
                                                 ========  ======  =======

--------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)

(1) As discussed further below, for the year ended December 31, 2015, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

(2) U.S. Tax Reform impact of ($1.1) billion excludes ($23) million of tax provision at the U.S. statutory rate for a total tax reform benefit of ($1.1) billion.

  Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        December 31,
                                                     ------------------
                                                       2017      2016
                                                     --------  --------
                                                        (In millions)
       Deferred income tax assets:
       Policyholder liabilities and receivables.....  $ 1,361   $   292
       Net operating loss carryforwards.............       23        27
       Employee benefits............................      595       828
       Tax credit carryforwards.....................    1,127       947
       Litigation-related and government mandated...      117       212
       Other........................................      437       460
                                                     --------  --------
         Total gross deferred income tax assets.....    3,660     2,766
       Less: Valuation allowance....................       20        20
                                                     --------  --------
         Total net deferred income tax assets.......    3,640     2,746
                                                     --------  --------
       Deferred income tax liabilities:
       Investments, including derivatives...........    1,989     1,234
       Intangibles..................................       32        53
       DAC..........................................      673     1,150
       Net unrealized investment gains..............    2,313     2,693
       Other........................................        2         1
                                                     --------  --------
         Total deferred income tax liabilities......    5,009     5,131
                                                     --------  --------
         Net deferred income tax asset (liability)..  $(1,369)  $(2,385)
                                                     ========  ========

  The Company has not recorded an additional valuation allowance benefit or charge related to certain state net operating loss carryforwards for the year ended December 31, 2017. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


  The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2017.

                                       Net Operating Loss Carryforwards
                                       --------------------------------
                                       Domestic          State
                                       --------          -----
                                       (In millions)
                          Expiration:
                          2018-2022...      $--           $ 49
                          2023-2027...       --             64
                          2028-2032...       --             13
                          2033-2037...       12              2
                          Indefinite..       --             --
                                       --------          -----
                                            $12           $128
                                            ==            ===

  The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                  Tax Credit Carryforwards
                         ------------------------------------------
                         General Business
                             Credits      Foreign Tax Credits Other
                         ---------------- ------------------- -----
                                       (In millions)
            Expiration:
            2018-2022...           $   --                 $10  $ --
            2023-2027...               --                  88    --
            2028-2032...              232                  --    --
            2033-2037...              832                  --    --
            Indefinite..               --                  --   194
                         ---------------- ------------------- -----
                                   $1,064                 $98  $194
                         ================ =================== =====

  The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $203 million and $60 million for the years ended December 31, 2017 and 2016, respectively.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for i) 2000 through 2002 where the IRS disallowance relates to certain tax credits claimed, for which in April 2015, the Company received a Statutory Notice of Deficiency (the "Notice") and paid the tax thereon in September 2015 (see note
(1) below); and ii) 2003 through 2006, where the IRS disallowance relates predominantly to certain tax credits claimed and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the years 2000 through 2006 is not expected to have a material impact on the Company's consolidated financial statements. The IRS audit cycle for the years 2007-2009, which began in December of 2015, is scheduled to conclude in 2018.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                          Years Ended December 31,
                                                                               ---------------------------------------------
                                                                                    2017           2016            2015
                                                                               -------------  -------------  ---------------
                                                                                               (In millions)
Balance at January 1,.........................................................  $        931   $      1,075   $          546
Additions for tax positions of prior years (1)................................            --              7              558
Reductions for tax positions of prior years (2)...............................           (38)          (109)              --
Additions for tax positions of current year...................................             4              6                4
Reductions for tax positions of current year..................................            (1)            --               --
Settlements with tax authorities..............................................            (6)           (48)             (33)
                                                                               -------------  -------------  ---------------
Balance at December 31,.......................................................  $        890   $        931   $        1,075
                                                                               =============  =============  ===============
Unrecognized tax benefits that, if recognized would impact the effective rate.  $        890   $        931   $        1,060
                                                                               =============  =============  ===============

--------

(1) The significant increase in 2015 is related to a non-cash charge the Company recorded to net income of $792 million, net of tax. The charge was related to an uncertain tax position and was comprised of a $557 million charge included in provision for income tax expense (benefit) and a $362 million ($235 million, net of tax) charge included in other expenses. This charge is the result of the Company's consideration of certain decisions of the U.S. Court of Appeals for the Second Circuit upholding the disallowance of foreign tax credits claimed by other corporate entities not affiliated with the Company. The Company's action relates to tax years from 2000 to 2009, during which MLIC held non-U.S. investments in support of its life insurance business through a United Kingdom investment subsidiary that was structured as a joint venture at the time.

(2) Included for 2016 is the impact of the dividend by Metropolitan Life Insurance Company of all of the issued and outstanding shares of common stock of each of NELICO and GALIC to MetLife, Inc.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                               Years Ended December 31,
                                                                           --------------------------------
                                                                             2017       2016        2015
                                                                           --------- ----------  ----------
                                                                                    (In millions)
Interest recognized on the consolidated statements of operations (1)...... $      47 $      (33) $      382

                                                                                          December 31,
                                                                                     ----------------------
                                                                                        2017        2016
                                                                                     ----------  ----------
                                                                                         (In millions)
Interest included in other liabilities on the consolidated balance sheets.           $      653  $      606

--------

(1) The significant increase in 2015 is related to the non-cash charge discussed above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The Company had no penalties for the years ended December 31, 2017, 2016 and 2015.

   There has been no change in the Company's position on the disallowance of its foreign tax credits by the IRS. The Company continues to contest the disallowance of these foreign tax credits by the IRS as management believes the facts strongly support the Company's position. The Company will defend its position vigorously and does not expect any additional charges related to this matter.

   Also related to the aforementioned foreign tax credit matter, on April 9, 2015, the IRS issued the Notice to the Company. The Notice asserted that the Company owes additional taxes and interest for 2000 through 2002 primarily due to the disallowance of foreign tax credits. The transactions that are the subject of the Notice continue through 2009, and it is likely that the IRS will seek to challenge these later periods. On September 18, 2015, the Company paid the assessed tax and interest of $444 million for 2000 through 2002. On November 19, 2015, $9 million of this amount was refunded from the IRS as an overpayment of interest. On May 30, 2017, the Company filed a claim for refund with the IRS for the remaining tax and interest.

   Prior to U.S. Tax Reform, the DRD related to variable life insurance and annuity contracts was generally based on a company specific percentage referred to as the company's share. The calculation of this amount was subject to significant dispute between taxpayers and the IRS. U.S. Tax Reform eliminated this dispute by fixing the calculation to a specific percentage subsequent to 2017.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $60 million, $75 million and $76 million, respectively, related to the separate account DRD. The 2017 benefit included an expense of $1 million related to a true-up of the 2016 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2017. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, the Company has not made an accrual. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $325 million.

   Matters as to Which an Estimate Cannot Be Made

      For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Asbestos-Related Claims

      Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

      Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that:
   (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                             December 31,
                                             --------------------------------------------
                                                  2017           2016           2015
                                             -------------- -------------- --------------
                                                (In millions, except number of claims)
Asbestos personal injury claims at year end.         62,930         67,223         67,787
Number of new claims during the year........          3,514          4,146          3,856
Settlement payments during the year (1).....  $        48.6  $        50.2  $        56.1

--------

(1) Settlement payments represent payments made by Metropolitan Life Insurance Company during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life Insurance Company's attorneys' fees and expenses.

      The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

      The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

      The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

      The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
   (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


      Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its regular reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2017. Metropolitan Life Insurance Company increased its recorded liability for asbestos-related claims to $551 million at December 31, 2017.

   Regulatory Matters

      The Company receives and responds to subpoenas or other inquiries seeking a broad range of information from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the SEC; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA"). The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

     In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County,
     Florida

        In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. In September 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party agreed to be responsible for certain environmental testing at the Chemform Site. The EPA may seek additional costs if the environmental testing identifies issues. The EPA and Metropolitan Life Insurance Company have reached a settlement in principal on the EPA's claim for past costs. The Company estimates that the aggregate cost to resolve this matter, including the settlement for claims of past costs and the costs of environmental testing, will not exceed $300 thousand.

     Sales Practices Regulatory Matters.

        Regulatory authorities in a number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

     Unclaimed Property Litigation

        Alleging that MetLife, Inc., Metropolitan Life Insurance Company, and several other insurance companies violated the New York False Claims Act (the "Act") by filing false unclaimed property reports from 1986 to 2017 with New York to avoid having to escheat the proceeds of more than 25,000 life insurance policies, including policies for which the defendants escheated funds as part of their demutualization in the late 1990s, Total Asset Recovery Services ("The Relator") has brought an action under the qui tam provision of the Act on behalf of itself and New York. The Relator originally filed this action under seal in 2010, and the complaint was unsealed on December 19, 2017. The Relator seeks treble damages and other relief. The Company intends to defend this action vigorously.

   Total Control Accounts Litigation

        Metropolitan Life Insurance Company is a defendant in a lawsuit related to its use of retained asset accounts, known as TCAs, as a settlement option for death benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17,
     2014)

        Plaintiff filed this class action lawsuit on behalf of all persons for whom Metropolitan Life Insurance Company established a TCA, to pay death benefits under an ERISA plan. The action alleges that Metropolitan Life Insurance Company's use of the TCA as the settlement option for life insurance benefits under some group life insurance policies violates Metropolitan Life Insurance Company's fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that Metropolitan Life Insurance Company realized on accounts owned by members of the class. In addition, plaintiff, on behalf of a subgroup of the class, seeks interest under Georgia's delayed settlement interest statute, alleging that the use of the TCA as the settlement option did not constitute payment. On September 27, 2016, the court denied Metropolitan Life Insurance Company's summary judgment motion in full and granted plaintiff's partial summary judgment motion. On September 29, 2017, the court certified a nationwide class. The court also certified a Georgia subclass. The Company intends to defend this action vigorously.

   Inquiries into Pension Benefits

     The Company informed its primary state regulator, the New York State Department of Financial Services ("NYDFS"), about its practices in connection with the payment of certain pension benefits to annuitants and related matters. The NYDFS is examining the issue. The Division of Enforcement of the SEC is also investigating this matter and several additional regulators, including, but not limited to, the Massachusetts Securities Division, have made inquiries into these practices, including as to related disclosures. It is possible that other jurisdictions may pursue similar investigations or inquiries. On February 13, 2018, the Company announced that in connection with a review of practices and procedures used to estimate reserves related to certain RIS group annuitants who have been unresponsive or missing over time, the Company had identified a material weakness in its internal control over financial reporting related to certain RIS group annuity reserves. In conjunction with the material weakness, the Company increased reserves by $510 million pre-tax to reinstate reserves previously released, and to reflect accrued interest and other related liabilities. See Note 1.

     The Company is exposed to regulatory investigations, and could be exposed to additional legal actions. These may result in payments, including damages, fines, penalties, interest and other amounts assessed or awarded by courts or regulatory authorities under applicable escheat, tax, securities, ERISA, or other laws or regulations. The Company could incur significant costs in connection with these actions. The Company's increase in reserves does not reflect, and the Company has not recorded an accrual for, any such potential amounts. An estimate of the possible loss or range of loss cannot be made at this time.

   Other Litigation

     Sun Life Assurance Company of Canada Indemnity Claim

        In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company that were subsequently transferred to Sun Life. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties agreed to consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto alleging sales practices claims regarding the policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that another purported class action lawsuit was filed against Sun Life in Vancouver, BC alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Voshall v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Los Angeles, April 8, 2015)

        Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by Metropolitan Life Insurance Company to public entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that Metropolitan Life Insurance Company improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The Company intends to defend this action vigorously.

     Martin v. Metropolitan Life Insurance Company (Superior Court of the State of California, County of Contra Costa, filed December 17, 2015)

        Plaintiffs filed this putative class action lawsuit on behalf of themselves and all California persons who have been charged compound interest by Metropolitan Life Insurance Company in life insurance policy and/or premium loan balances within the last four years. Plaintiffs allege that Metropolitan Life Insurance Company has engaged in a pattern and practice of charging compound interest on life insurance policy and premium loans without the borrower authorizing such compounding, and that this constitutes an unlawful business practice under California law. Plaintiffs assert causes of action for declaratory relief, violation of California's Unfair Competition Law and Usury Law, and unjust enrichment. Plaintiffs seek declaratory and injunctive relief, restitution of interest, and damages in an unspecified amount. On April 12, 2016, the court granted Metropolitan Life Insurance Company's motion to dismiss. Plaintiffs have appealed this ruling.

     Lau v. Metropolitan Life Insurance Company (S.D.N.Y. filed, December 3,
     2015)

        This putative class action lawsuit was filed by a single defined contribution plan participant on behalf of all ERISA plans whose assets were invested in Metropolitan Life Insurance Company's "Group Annuity Contract Stable Value Funds" within the past six years. The suit alleges breaches of fiduciary duty under ERISA and challenges the "spread" with respect to the stable value fund group annuity products sold to retirement plans. The allegations focus on the methodology Metropolitan Life Insurance Company uses to establish and reset the crediting rate, the terms under which plan participants are permitted to transfer funds from a stable value option to another investment option, the procedures followed if an employer terminates a contract, and the level of disclosure provided. Plaintiff seeks declaratory and injunctive relief, as well as damages in an unspecified amount. The parties have settled and the court has dismissed the action.

     Newman v. Metropolitan Life Insurance Company (N.D. Ill., filed March 23,
     2016)

        Plaintiff filed this putative class action alleging causes of action for breach of contract, fraud, and violations of the Illinois Consumer Fraud and Deceptive Business Practices Act, based on Metropolitan Life Insurance Company's class-wide increase in premiums charged for long-term care insurance policies. Plaintiff alleges a class consisting of herself and all persons over age 65 who selected a Reduced Pay at Age 65 payment feature and whose premium rates were increased after age 65. Plaintiff asserts that premiums could not be increased for these class members and/or that marketing material was misleading as to Metropolitan Life Insurance Company's right to increase premiums. Plaintiff seeks unspecified compensatory, statutory and punitive damages as well as recessionary and injunctive relief. On April 12, 2017, the court granted Metropolitan Life Insurance Company's motion, dismissing the action with prejudice. Plaintiff appealed this ruling to the United States Court of Appeals for the Seventh Circuit and on February 6, 2018, the Seventh Circuit reversed and remanded for further proceedings, ruling that plaintiff is entitled to relief on her contract claim.

     Miller, et al. v. MetLife, Inc., et al. (C.D. Cal., filed April 7, 2017)

        Plaintiffs filed this putative class action against MetLife, Inc. and Metropolitan Life Insurance Company in the U.S. District Court for the Central District of California, purporting to assert claims on behalf of all persons who replaced their MetLife Optional Term Life or Group Universal Life policy with a Group Variable Universal Life policy wherein MetLife allegedly charged smoker rates for certain non-smokers. Plaintiffs seek unspecified compensatory and punitive damages, as well as other relief. On September 25, 2017, plaintiffs dismissed the action and refiled the complaint in U.S. District Court for the Southern District of New York. On November 9, 2017, plaintiffs dismissed MetLife, Inc. without prejudice from the action. Metropolitan Life Insurance Company intends to defend this action vigorously.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Julian & McKinney v. Metropolitan Life Insurance Company (S.D.N.Y., filed February 9, 2017)

        Plaintiffs filed this putative class and collective action on behalf of themselves and all current and former long-term disability ("LTD") claims specialists between February 2011 and the present for alleged wage and hour violations under the Fair Labor Standards Act, the New York Labor Law, and the Connecticut Minimum Wage Act. The suit alleges that Metropolitan Life Insurance Company improperly reclassified the plaintiffs and similarly situated LTD claims specialists from non-exempt to exempt from overtime pay in November 2013. As a result, they and members of the putative class were no longer eligible for overtime pay even though they allege they continued to work more than 40 hours per week. The Company intends to defend this action vigorously.

     Sales Practices Claims

        Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds, other products or the misuse of client assets. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


     Assets and liabilities held for insolvency assessments were as follows:

                                                        December 31,
                                                  -------------------------
                                                      2017         2016
                                                  ------------ ------------
                                                        (In millions)
    Other Assets:
    Premium tax offset for future discounted and
     undiscounted assessments....................  $        51  $        24
    Premium tax offsets currently available for
     paid assessments............................           49           32
                                                  ------------ ------------
     Total.......................................  $       100  $        56
                                                  ============ ============
    Other Liabilities:
    Insolvency assessments.......................  $        66  $        37
                                                  ============ ============

Commitments

  Leases

     The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology, aircrafts and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                                    Amount
                                                ---------------
                                                 (In millions)
                 2018..........................  $          144
                 2019..........................             130
                 2020..........................             134
                 2021..........................             132
                 2022..........................             130
                 Thereafter....................             673
                                                ---------------
                  Total........................  $        1,343
                                                ===============

     In 2017, the Company assigned certain leases to an affiliate, effective January 1, 2018. The future minimum gross rental payments associated with those leases have been omitted from the above table. The Company, as assignor, remains liable under the leases to the extent that the affiliate, as assignee, cannot meet any obligations.

     Total minimum rental payments to be received in the future under non-cancelable subleases were $546 million as of December 31, 2017. Operating lease expense was $187 million, $204 million, and $191 million for the years ended December 31, 2017, 2016, and 2015, respectively.

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.3 billion and $3.9 billion at December 31, 2017 and 2016, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $3.9 billion and $4.2 billion at December 31, 2017 and 2016, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $127 million, with a cumulative maximum of $407 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $4 million and $5 million at December 31, 2017 and 2016, respectively, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2017 and 2016 are summarized in the table below:

                                                                            Three Months Ended
                --------------------------------------------------------------------------------------------------------
                            March 31,                          June 30,                         September 30,
                --------------------------------- ---------------------------------  ----------------------------------
                    As                                As                                 As
                Previously                 As     Previously                  As     Previously                  As
                 Reported  Revisions (1) Revised   Reported  Revisions (1)  Revised   Reported  Revisions (1)  Revised
                ---------- ------------- -------- ---------- ------------- --------  ---------- ------------- ---------
                                                                               (In millions)
2017

 Total
 revenues......  $  8,645      $  --     $  8,645  $  9,342      $  --     $  9,342  $  10,286     $    --    $  10,286

 Total
 expenses......  $  7,972      $   6     $  7,978  $  8,528      $   6     $  8,534  $   9,356     $    55    $   9,411
Net
 income
 (loss)........  $    551      $  (4)    $    547  $    648      $  (4)    $    644  $     743     $   (35)   $     708

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $      1      $  --     $      1  $      2      $  --     $      2  $       5     $    --    $       5
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    550      $  (4)    $    546  $    646      $  (4)    $    642  $     738     $   (35)   $     703
2016

 Total
 revenues......  $  8,794      $  --     $  8,794  $  9,082      $  --     $  9,082  $   9,876     $    --    $   9,876

 Total
 expenses......  $  8,196      $   9     $  8,205  $  8,749      $   4     $  8,753  $   9,123     $     3    $   9,126
Net
 income
 (loss)........  $    496      $  (6)    $    490  $    326      $  (3)    $    323  $     630     $    (2)   $     628

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $     --      $  --     $     --  $     (2)     $  --     $     (2) $      (7)    $    --    $      (7)
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    496      $  (6)    $    490  $    328      $  (3)    $    325  $     637     $    (2)   $     635

                ----------------------------------
                           December 31,
                ---------------------------------
                    As
                Previously                  As
                 Reported  Revisions (1)  Revised
                ---------- ------------- --------

2017

 Total
 revenues......  $  8,952      $  --     $  8,952

 Total
 expenses......  $  8,336      $  --     $  8,336
Net
 income
 (loss)........  $  1,628      $  --     $  1,628

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $     (6)     $  --     $     (6)
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $  1,634      $  --     $  1,634
2016

 Total
 revenues......  $  8,738      $  --     $  8,738

 Total
 expenses......  $  8,459      $   6     $  8,465
Net
 income
 (loss)........  $    304      $  (3)    $    301

 Less:
 Net
 income
 (loss)
 attributable
 to
 noncontrolling
 interests.....  $      1      $  --     $      1
Net
 income
 (loss)
 attributable
 to
 Metropolitan
 Life
 Insurance
 Company.......  $    303      $  (3)    $    300

--------

(1) See Note 1 for information on prior period revisions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

18. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.2 billion, $2.1 billion and $2.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $93 million, $138 million and $135 million for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $141 million, $113 million and $151 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.4 billion for the year ended December 31, 2017 and $1.5 billion for both of the years ended December 31, 2016, and 2015, and were reimbursed to the Company by these affiliates.

   The Company had net payables to affiliates, related to the items discussed above, of $205 million and $165 million at December 31, 2017 and 2016, respectively.

   See Notes 6, 8, 11, 12 and 14 for additional information on related party transactions.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the U.S. Retail Advisor Force Divestiture. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                        Estimated        Amount at
                                                     Cost or             Fair            Which Shown on
                                                  Amortized Cost (1)     Value         Balance Sheet
Types of Investments                          ---------------------- -------------- --------------------
Fixed maturity securities:
Bonds:
U.S. government and agency securities........ $               35,021 $       38,545 $             38,545
Public utilities.............................                  6,721          7,626                7,626
State and political subdivision securities...                  6,310          7,551                7,551
Foreign government securities................                  3,887          4,502                4,502
All other corporate bonds....................                 70,159         75,178               75,178
                                              ---------------------- -------------- --------------------
  Total bonds................................                122,098        133,402              133,402
Mortgage-backed and asset-backed securities..                 34,933         35,988               35,988
Redeemable preferred stock...................                    778            882                  882
                                              ---------------------- -------------- --------------------
  Total fixed maturity securities............                157,809        170,272              170,272
                                              ---------------------- -------------- --------------------
Equity securities:
Common stock:
  Industrial, miscellaneous and all other....                  1,128          1,181                1,181
  Public utilities...........................                     62             70                   70
Non-redeemable preferred stock...............                    389            407                  407
                                              ---------------------- -------------- --------------------
  Total equity securities....................                  1,579          1,658                1,658
                                              ---------------------- -------------- --------------------
Mortgage loans...............................                 58,459                              58,459
Policy loans.................................                  6,006                               6,006
Real estate and real estate joint ventures...                  6,612                               6,612
Real estate acquired in satisfaction of debt.                     44                                  44
Other limited partnership interests..........                  3,991                               3,991
Short-term investments.......................                  3,155                               3,155
Other invested assets........................                 14,911                              14,911
                                              ----------------------                --------------------
   Total investments......................... $              252,566                $            265,108
                                              ======================                ====================

--------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                            Future Policy Benefits,
                             Other Policy-Related
                     DAC         Balances and       Policyholder Policyholder
                     and     Policyholder Dividend    Account     Dividends       Unearned        Unearned
Segment              VOBA         Obligation          Balances     Payable    Premiums (1), (2)  Revenue (1)
------------------ -------- ----------------------- ------------ ------------ ----------------- ------------
2017
U.S............... $    413        $         61,665   $   69,559     $     --      $        165     $     23
MetLife Holdings..    3,930                  66,753       24,380          499               162          179
Corporate & Other.        5                     294           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,348        $        128,712   $   93,939     $    499      $        327     $    202
                   ======== ======================= ============ ============ ================= ============
2016
U.S............... $    421        $         58,234   $   66,643     $     --      $        133     $     30
MetLife Holdings..    4,317                  65,982       25,823          510               167          182
Corporate & Other.        5                     337           --           --                --           --
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  4,743        $        124,553   $   92,466     $    510      $        300     $    212
                   ======== ======================= ============ ============ ================= ============
2015
U.S............... $    418        $         56,429   $   63,716     $     --      $        136     $     33
MetLife Holdings..    5,000                  70,276       29,827          621               171          201
Corporate & Other.      625                   1,506          877            3                 1          321
                   -------- ----------------------- ------------ ------------ ----------------- ------------
  Total........... $  6,043        $        128,211   $   94,420     $    624      $        308     $    555
                   ======== ======================= ============ ============ ================= ============

--------
(1) Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2) Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                     Policyholder    Amortization of
                                                     Benefits and        DAC and
                      Premiums and                    Claims and          VOBA
                     Universal Life       Net      Interest Credited   Charged to
                   and Investment-Type Investment   to Policyholder       Other          Other
Segment            Product Policy Fees   Income     Account Balances    Expenses      Expenses (1)
------------------ ------------------- ----------- ----------------- --------------- -------------
2017
U.S...............   $          20,500 $     6,012    $       22,019    $         56    $    2,680
MetLife Holdings..               4,643       4,758             6,004             185         2,293
Corporate & Other.                   9       (257)                 4              --         1,018
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          25,152 $    10,513    $       28,027    $        241    $    5,991
                   =================== =========== ================= =============== =============
2016
U.S...............   $          18,909 $     5,811    $       20,263    $         56    $    2,721
MetLife Holdings..               5,739       5,355             7,128             342         2,797
Corporate & Other.                 287        (83)               155              43         1,044
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,935 $    11,083    $       27,546    $        441    $    6,562
                   =================== =========== ================= =============== =============
2015
U.S...............   $          18,281 $     5,848    $       19,613    $         59    $    2,658
MetLife Holdings..               5,910       5,601             6,951             631         2,678
Corporate & Other.                 327          90               166              52         1,444
                   ------------------- ----------- ----------------- --------------- -------------
  Total...........   $          24,518 $    11,539    $       26,730    $        742    $    6,780
                   =================== =========== ================= =============== =============

--------
(1) Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015

                             (Dollars in millions)

                                                                               % Amount
                                                                              Assumed
                             Gross Amount    Ceded     Assumed   Net Amount    to Net
                             ------------- ---------- ---------- ----------- ----------
2017
Life insurance in-force..... $   3,377,964 $  266,895 $  490,033 $ 3,601,102       13.6%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      16,022 $    1,132 $    1,097 $    15,987        6.9%
Accident & health insurance.         7,040        121         19       6,938        0.3%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      23,062 $    1,253 $    1,116 $    22,925        4.9%
                             ============= ========== ========== ===========
2016
Life insurance in-force..... $   3,013,618 $  277,693 $  777,037 $ 3,512,962       22.1%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      14,931 $    1,101 $    1,668 $    15,498       10.8%
Accident & health insurance.         7,000        124         19       6,895        0.3%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      21,931 $    1,225 $    1,687 $    22,393        7.5%
                             ============= ========== ========== ===========
2015
Life insurance in-force..... $   3,035,399 $  361,355 $  811,435 $ 3,485,479       23.3%
                             ============= ========== ========== ===========
Insurance premium
Life insurance (1).......... $      14,449 $    1,143 $    1,638 $    14,944       11.0%
Accident & health insurance.         7,048         99         41       6,990        0.6%
                             ------------- ---------- ---------- -----------
 Total insurance premium.... $      21,497 $    1,242 $    1,679 $    21,934        7.7%
                             ============= ========== ========== ===========

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $16.2 billion and $1.3 billion, respectively, and life insurance premiums of $132 million and $122 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $17.6 billion and $258.3 billion, respectively, and life insurance premiums of $45 million and $727 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $23.1 billion and $276.7 billion, respectively, and life insurance premiums of $40 million and $701 million, respectively.

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                                    PART C.



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements


   The financial statements and financial highlights comprising each of the Divisions of the Variable Account are included in Part B hereof and include:


     Report of Independent Registered Public Accounting Firm.


     Statements of Assets and Liabilities as of December 31, 2017.

     Statements of Operations for the year ended December 31, 2017.

     Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.


     Notes to the Financial Statements.

   The consolidated financial statements of Metropolitan Life Insurance Company and subsidiaries are included in Part B hereof and include:

     Report of Independent Registered Public Accounting Firm.


     Consolidated Balance Sheets as of December 31, 2017 and 2016.

     Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.

   Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.

     Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015.

     Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016, and 2015.


     Notes to the Consolidated Financial Statements.

     Financial Statement Schedules.


(b)        Exhibits


   (1) (i) Resolutions of the Board of Directors of New England Mutual Life Insurance Company establishing a new separate account (approved July 15, 1987 and dated on August 31, 1987) for The New England Variable Account are incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (ii) Resolutions of the Depositor adopting a Plan and Agreement of Merger between Metropolitan Life Insurance Company and New England Mutual Life Insurance Company (approved May 28, 1996; and dated July 15, 1987) for The New England Variable Account are incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (iii) Resolutions of the Board of Directors of Metropolitan Life Insurance Company establishing Metropolitan Life Separate Account E on September 27, 1983 is incorporated herein by reference to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 002-90380/811-04001) filed on February 27, 1996.


   (2)         None


   (3) (i) Distribution Agreement between New England Securities Corporation, Metropolitan Life Insurance Company and New England Variable Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (ii) Letter Supplement dated November 2, 2009 to the Distribution Agreement (dated August 19, 1996) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E
               (File Nos. 333-160722/811-04001) filed on November 2, 2009.

     (iii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on May 1, 1998.


     (iv) Letter Supplement dated April 1, 2010 to the Distribution Agreement (dated August 19, 1996) is incorporated herein by reference to Post- Effective No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on April 20, 2010.


     (v) Distribution Agreement between MetLife Investors Distribution Company and Metropolitan Life Insurance Company (effective May 1, 2007) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Paragon Separate Account B (File Nos. 333-133675/811-07534) filed on February 6, 2008.



     (vi) Form of Amended and Restated Principal Underwriting Agreement between Metropolitan Life Insurance Company and MetLife Investors Distribution Company. Filed with Post-Effective Amendment No. 20 to the Registration Statement, File
                No. 333-176654/811-04001 for Metropolitan Separate Account E on Form N-4 filed on April 10, 2018 and is hereby incorporated by reference.


     (vii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for Metropolitan Life
               Separate Account E (File Nos. 333-83716/811-04001) filed on April 11, 2013.


     (viii) Amended and Restated Bylaws of Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-4 (File No. 333-176654) filed April 12, 2017.



   (4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on May 1, 1998.


     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.
               333-11131/811-05338) filed on May 1, 1998.


     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post- Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New
               England Variable Account (File Nos. 333-11131/811-05338) filed on May 1, 1998.


     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/ 811-05338) filed on May 1, 1998.


     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (vi) Forms of Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on August 30, 1996.


     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on February 26, 1999.


     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post- III-2 Effective Amendment No. 3 to the Registration Statement on Form N-4 for The New England Variable
               Account (File Nos. 333-11131/811-05338) filed on February 26,
               1999.

     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.
               333-11131/811-05338) filed on April 26, 1999.


     (xi) Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 for The New England Variable
               Account (File Nos. 333-11131/811-05338) filed on April 27, 2000.


     (xii) Form of Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.
                333-11131/811-05338) filed on February 27, 2001.


     (xiii) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02);
               Simple Individual Retirement Annuity Endorsement (NEL-439.1) (09/02); and Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/ 811-05338) filed on April 25, 2003.


     (xiv) Form of Endorsement: Individual Retirement Annuity Endorsement ML 408.2 (9/02) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.
               333-11131/811-05338) filed on April 29, 2004.


     (xv) Form of 401(a)/403(a) Plan Endorsement ML-401-3 (5/11) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos.
                333-83716/811-04001) filed on April 12, 2012.


     (xvi) Form of 457(b) Endorsement (Governmental and Tax-Exempt) ML-457-2 (5/11) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2012.


   (5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.333-11131/811-05338) filed on February 26, 1999.


     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.


   (6) (i) Amended and Restated Charter of Metropolitan Life Insurance Company, dated October 31, 2001 (effective November 27, 2001) is incorporated herein by reference to the initial Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on March 5, 2002.


     (ii) Amended and Restated By-Laws of Metropolitan Life Insurance Company, effective July 3, 2007, are incorporated herein by reference to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos.
                333-52366/811-04001) filed on January 17, 2008.


   (7)         None.


   (8) (i)(a)  Participation Agreement Among Variable Insurance Products Fund,
               Fidelity Distributors Corporation and Metropolitan Life Insurance Company effective July 2, 1991 is incorporated herein by reference to Post Effective Amendment No. 22 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 002-90380/811-04001) filed on April 30, 1997.


     (i)(b)     Amendment No. 1 to Participation Agreement (effective July 2,
                1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation effective November 1, 1991 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(c)     Amendment No. 2 to Participation Agreement (effective July 2,
                1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation effective December 15, 1994 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.

     (i)(d) Notice under Participation Agreements (effective July 2, 1991), as amended, between Variable Insurance Products Fund, Variable Insurance Products Fund II, Fidelity Distributors Corporation and Metropolitan Life Insurance Company dated June 29, 2000 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(e)     Amendment No. 3 to Participation Agreement (effective July 2,
                1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation effective September 5, 2000 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(f) Fourth Amendment to Amended and Restated Participation Agreement (effective July 2, 1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund I and Fidelity Distributors Corporation effective May 1, 2004 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(g) Letter of Amendment and Assignment of Participation Agreements (dated July 1, 1991, as amended) between Variable Insurance Products Fund, Fidelity Distributors Corporation and Metropolitan Life Insurance Company and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Metropolitan Life Insurance Company consented June 18, 2007 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for
               Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (i)(h) Amendment No. 5 Dated April 28, 2008 to the Participation Agreements among Metropolitan Life Insurance Company, Variable Insurance Products Fund I and Variable Insurance Products Fund II (effective July 2, 1991, as amended), Variable Insurance Products Fund III (effective September 1, 2000, as amended), and Fidelity Variable Insurance Products V (effective May 16,
                2007) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811 -04001) filed on November 2, 2009.


     (i)(i) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation and Metropolitan Life Insurance Company effective as of April 28, 2008 and First Amendment effective as of April 28, 2008 incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 for Metropolitan Life Separate Account UL (File Nos. 033-57320/811-06025) filed on April 18, 2008.


     (i)(j) Summary Prospectus Agreement (effective April 30, 2010) among Fidelity Distributors Corporation and Metropolitan Life Insurance Company, et al. is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-6 for Metropolitan Life Separate Account UL (File Nos. 033-57320/811-06025) filed on April 14, 2011.



     (i)(k) Amendment dated June 1, 2015 to the Participation Agreement dated November 25, 2002 between Metropoitan Life Insurance Company and Fidelity Distributors Corporation is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-4 (File No. 333-198314) filed April 12, 2017.


     (i)(l) Amended and Restated Participation Agreement dated January 24, 2018 among Fidelity Variable Insurance Products, Fidelity Distributors Corporation and Metropolitan Life Insurance Company. Filed with Post-Effective Amendment No. 5 to the Registration Statement, File No. 333-190296/811-08628 for Metropolitan Life Separate Account E on Form N-4 filed on April 10, 2018 and is hereby incorporated by reference.



     (ii)(a) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to the initial Registration Statement for Metropolitan Life Separate Account E on Form N-4 (File Nos. 333-837161/04001) filed on March 5, 2002.


     (ii)(b)    First Amendment to Participation Agreement (effective April 30,
                2001) among Met Investors Series Trust, Met Investors Advisory LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company effective April 30, 2007; and Second Amendment to the Participation Agreement (effective April 30,
                2001) among Met Investors Series Trust, MetLife Advisory LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company effective May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on April 20, 2009.

     (ii)(c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and Metropolitan Life Insurance Company, et al. (effective April 30, 2010) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2012.



     (ii)(d) Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investement Advisers, LLC and Brighthouse Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-4 (File No. 333-176654) filed April 12, 2017.



     (iii)(a) Fund Participation Agreement among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life
               Separate Account E (File Nos. 333-52366/811-04001) filed on August 3, 2001.


     (iii)(b) Amendment No. 1 Dated May 1, 2006 to the Participation Agreement dated April 30, 2001 among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company; Amendment No. 2 Dated as April 28, 2008 to the Participation Agreement dated April 30, 2001, as Previously Amended among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company; and Amendment No. 3 dated as of November 10, 2008 to the Participation Agreement dated April 30, 2001, as Previously Amended among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E
               (File Nos. 333-160722/811-04001) filed on November 2, 2009.


     (iii)(c) Amendment to Participation Agreement (effective April 30, 2010) among American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company, et al. is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2011.


     (iii)(d) Amendment No. 4 Participation Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014 is incorporated herein by reference to Post- Effective Amendment No. 18 to the Registration Statement on Form N-4 for
               Metropolitan Life Separate Account E (File Nos. 333-176654/811-04001) filed on April 13, 2016.



     (iii)(e) Amendment No. 3 dated May 1, 2016 to the Participation Agreement dated May 16, 1998 among Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's
               Registration Statement on Form N-4 (File No. 333-176654) filed April 12, 2017.



     (iv)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on April 18, 2008.


     (iv)(b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, et al. (effective April 30, 2010) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2012.



     (iv)(c) Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investement Advisers, LLC and Brighthouse Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-4 (File No. 333-176654) filed April 12, 2017.



   (9) Opinion and Consent of Counsel is incorporated herein by reference to Pre- Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.



   (10) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (Filed herewith)

   (11)        None


   (12)        None

   (13) Powers of Attorney for Steven A. Kandarian, Cheryl W. Grise Carlos Miguel Gutierrez, Gerald L. Hassell, David L. Herzog
               R. Glenn Hubbard, Alfred F. Kelly, Jr., Edward J. Kelly, III, William E. Kennard, James M. Kilts, Catherine R.Kinney, Denise
               M. Morrison, John C.R. Hele and William C. O'Donnell is incorporated herein by reference to Post-Effective Amendment
               No. 22 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 11, 2018.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL BUSINESS ADDRESS              POSITIONS AND OFFICES WITH DEPOSITOR
----------------------------------------------   ---------------------------------------------------------------
Steven A. Kandarian                              Director, Chairman of the Board, President and Chief Executive
President and Chief Executive Officer            Officer
MetLife, Inc. and Metropolitan Life Insurance
Company
1095 Avenue of the Americas
New York, NY 10036



Cheryl W. Grise                                  Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166



Carlos M. Gutierrez                 Director
Co-Chairman
Albright Stonebridge Group (ASG)
601 Thirteenth Street, N.W.
Suite 500
Washington, D.C. 20005




Gerald L Hassell                           Director
Former Chairman of the Board
The Bank of New York Mellon Corporation
200 Park Avenue
New York, NY 10166





David L. Herzog                   Director
Former Chief Financial Officer
AIG
200 Park Avenue
New York, NY 10166




R. Glenn Hubbard                           Director
Dean and Russell L. Carson Professor of
Finance and Economics
Graduate School of Business
Columbia University
Uris Hall- Room 101
3022 Broadway
New York, NY 10027-6902

Alfred F. Kelly, Jr.                             Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166



Edward J. Kelly, III                             Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166



William E. Kennard                               Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166



James M. Kilts                        Director
Founding Parner
Centerview Capital
3 Greenwich Office Park, 2nd Floor
Greenwich, CT 06831



Catherine R. Kinney                              Director
MetLife, Inc. and Metropolitan Life Insurance
Company
200 Park Avenue
New York, NY 10166




Denise M. Morrison                       Director
President and Chief Executive Officer
Campbell Soup Company
One Campbell Place
Camden, NJ 08103


Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166.



NAME                    POSITIONS WITH DEPOSITOR
---------------------   -------------------------------------------------------------
Steven A. Kandarian     Chairman of the Board, President and Chief Executive Officer





Michel A. Khalaf     President - U.S. Business and EMEA





Karl R. Erhardt     Executive Vice President and Chief Auditor





Steven J. Goulart     Executive Vice President, Interim President - Asia and Chief
                      Investment Officer




John C.R. Hele     Executive Vice President and Chief Financial Officer




Esther Lee     Executive Vice President and Global Chief Marketing Officer







Martin J. Lippert     Executive Vice President, Global Technology and Operations





John McCallion     Executive Vice President, and Treasurer

William C. O'Donnell     Executive Vice President, Chief Acounting Officer





Susan Podlogar     Executive Vice President and Chief Human resources Officer





Douglas A. Rayvid     Executive Vice President and Chief Compliance Officer





Rebecca Tadikonda     Executive vice President and Chief Strategy Officer





Ramy Tadros     Executive Vice President and Chief Risk Officer





Michael Zarcone     Executive Vice President





Stephen W. Gauster     Senior Vice President and Interim General Counsel


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.

The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF December 31, 2017

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2017. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans, LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

     4.     MetLife Assignment Company, Inc. (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

            MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    Newbury Insurance Company, Limited (DE)

H.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

I.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by Brighthouse Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   ML Sentinel Square Member, LLC (DE)

      21.   MetLife Securitization Depositor LLC (DE)

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a)   MPLife, S. de R.L. de C.V. (Mexico) - 99.99% of MPLife,
                 S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

                 i)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37.   MetLife Chino Member, LLC (DE)

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46.   6104 Hollywood, LLC (DE)

      47.   Boulevard Residential, LLC (DE)

      48.   ML-AI MetLife Member 3, LLC (DE)

      49. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      50.   Marketplace Residences, LLC (DE)

      51.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      52.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      53.   Haskell East Village, LLC (DE)

      54.   MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo
            Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company

      55. 150 North Riverside PE Member LLC (DE) - MLIC owns an 81.45% membership interest; General American Life Insurance Company owns a 13.32% membership interest, and Metropolitan Tower Life Insurance Company owns a 5.23% membership interest

      56.   ML Terraces, LLC (DE)

      57.   Chestnut Flats Wind, LLC (DE)

      58.   MetLife 425 MKT Member, LLC (DE)

      59.   MetLife OFC Member, LLC (DE)

      60.   MetLife THR Investor, LLC (DE)

      61. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      62. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      63.   MetLife CB W/A, LLC (DE)

      64. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      65.   10700 Wilshire, LLC (DE)

      66.   Viridian Miracle Mile, LLC (DE)

      67. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      68.   MetLife OBS Member, LLC (DE)

      69.   MetLife 1007 Stewart, LLC (DE)

      70. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      71.   MetLife Treat Towers Member, LLC (DE)

      72.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      73. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      74.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      75.   Buford Logistics Center, LLC (DE)

      76.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      77. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      78.   MetLife HCMJV 1 GP, LLC (DE)

      79.   MetLife ConSquare Member, LLC (DE)

      80.   MetLife Ontario Street Member, LLC (DE)

      81.   1925 WJC Owner, LLC (DE)

      82.   MetLife Member Solaire, LLC (DE)

      83.   Sino-US United MetLife Insurance Company, Ltd. - 50% of
            Sino-US United MetLife Insurance Company, Ltd. Is owned by MLIC and 50% is owned by a third party.

      84.   MetLife Property Ventures Canada ULC (Canada)

      85.   MetLife Canadian Property Ventures, LLC (NY)

J.    MetLife Capital Trust IV (DE)

K.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

           f) MetLife International PE Fund V, LP (Cayman Islands) - MetLife Insurance K.K. (81.699%); MetLife Limited (Hong Kong) (15.033%); MetLife Insurance Company of Korea (3.268%).

           g) MetLife International PE Fund VI, LP (Cayman Islands) - MetLife Insurance K.K. (95.652%); MetLife Insurance Company of
                Korea (4.348%)

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and Brighthouse Life Insurance Company owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Block 23 Member, LLC, MCP Denver Pavilions Member, LLC, MCP Seventh and Osborne Retail Member, LLC, MCP Seventh and Osborne MF Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress Member, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, MCP Buford Logistics Center Building B, LLC and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Center, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park GreenvilleVenture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC, MCP Seattle Gateweay I Member, LLC, and MCP Seattle Gateway II Member, LLC, MCP Mountain Technology TRS, LLC, and MCP Burnside Member, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 33.20%, Brighthouse Life Insurance Company owns 11.14%, MetLife Insurance Company of Korea, Limited owns 2.96%, MetLife Limited owns 3.54%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.41%.


                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

      6.   MLIA SBAF Manager, LLC (DE)

L.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a) MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

M.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

N.    Cova Life Management Company (DE)

O.    MetLife Reinsurance Company of Charleston (SC)

P.    MetLife Reinsurance Company of Vermont (VT)

Q.    Delaware American Life Insurance Company (DE)

R.    Federal Flood Certification LLC (TX)

S.    MetLife Global Benefits, Ltd. (Cayman Islands)

T. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Global, Inc. (DE)

AB. Brighthouse Financial, Inc. (DE) - On August 4, 2017, MetLife, Inc.("MET") distributed approximately 80.8% of the shares of Brighthouse Financial, Inc.'s ("BHF") common stock to MET's common shareholders. As a result, MET's ownership of the BHF shares of common stock decreased to approximately 19.2%. MET granted BHF an irrevocable proxy to vote all of its remaining shares of BHF's common stock in proportion to the votes of BHF's other common shareholders. Consequently, MET does not have any voting power over any BHF shares that it still owns. Nevertheless, for the BHF subsidiary insurance companies domiciled in Delaware and New York (Brighthouse Life Insurance Company and Brighthouse Life Insurance Company of NY, respectively) BHF and its affiliates (including these insurance companies) are deemed to be affiliates of MET by their domiciliary state insurance regulators. Accordingly, BHF and its affiliates continue to appear on the MET organizational chart.

      1.   Brighthouse Holdings, LLC (DE)

           a.   New England Life Insurance Company (MA)

           b.   Brighthouse Securities, LLC (DE)

           c.   Brighthouse Services, LLC (DE)

           d.   Brighthouse Investment Advisers, LLC (DE)

           e.   Brighthouse Life Insurance Company (DE

                i. Brighthouse Reinsurance Company of Delaware (DE) - 100% is owned in the aggregate by Brighthouse Life Insurance Company.

                ii.    Brighthouse Life Insurance Company of NY (NY)

                iii.   Brighthouse Connecticut Properties Ventures, LLC (DE)

                iv.    Euro TL Investments LLC (DE)

                v.     Euro TI Investments LLC (DE)

                vi.    Brighthouse Assignment Company (CT)

                vii.   TLA Holdings LLC (DE)

                viii.  TLA Holdings II LLC (DE)

                ix.    ML 1065 Hotel, LLC (DE)

                x.     TIC European Real Estate LP, LLC (DE)

                xi.    The Prospect Company (DE)

                xii.   Brighthouse Renewables Holding, LLC (DE)

                       i.  Greater Sandhill I, LLC (DE)

                xiii. Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)

                       i.  1075 Peachtree, LLC (DE)

AC.   MetLife Insurance Brokerage, Inc. (NY)

AD.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (SWISS) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.9999659747771405% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.0000311579287982% is owned by MetLife Global Holding Company I GmbH, 0.000000955764687% is owned by International Technical and Advisory Services Limited, 0.000000955764687% is owned by Borderland Investments Limited and 0.000000955764687% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland) - MetLife Europe Insurance d.a.c. is held by MetLife EU Holding Company Limited at 93% and the remaining 7% is held by Alico.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Services, Sociedad Limitada (Spain)

                       6) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       7)  MetLife Solutions S.A.S. (France)

                       8) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       9) MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       10) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       11) MetLife Services EOOD (Bulgaria)

                       12) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.

                       13) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       14) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi) MetLife Investment Management Holdings (Ireland)Limited

                        1) MetLife Investments Asia Limited (Hong Kong)

                        2) MetLife Syndicated Bank Loan Lux GP, S.a.r.l.
                           (Luxembourg)

                           aa) MetLife BL Feeder (Cayman), LP (Cayman Islands)

                           bb) MetLife BL Feeder, LP (DE)

                           cc) MetLife Syndicated Bank Loan Fund, SCSp
                               (Luxembourg)

                   xii) ALICO Operations LLC (DE)

                        1) MetLife Asset Management Corp. (Japan)

                        2) MetLife Seguros S.A. (Uruguay)

                  xiii) MetLife International Holdings, LLC (DE)

                         1)   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2) PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3) Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4) MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5) Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6) MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7) MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8) Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9) Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A.,

                                    .   99% is held by Natiloportem Holdings,
                                        LLC and

                                    .   26% is held by MetLife Seguros de
                                        Retiro S.A.

                       10)    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11)    MetLife International Limited, LLC (DE)

                       12) MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13)    MetLife Asia Limited (Hong Kong)

                       14) AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15) AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16) MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17) MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18)   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury d.a.c and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               aaa)  The Direct Call Centre
                                                     PTY Limited (Australia)

                                               bbb)  MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Mexico Holdings,
                                               S. de R.L. de C.V. (Mexico) -
                                               99.99995% is owned by
                                               Metropolitan Global Management,
                                               LLC, and .00005% is owned by
                                               Excelencia Operativa y
                                               Tecnologica,S.A. de C.V.

                                         bbb)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 2.4875% is
                                               owned by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 2% is
                                               owned by MetLife International
                                               Holdings, LLC.

                                         ddd)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               MetLife Mexico Holdings,
                                               S. de R.L. de C.V. and 0.949729%
                                               is owned by MetLife International
                                               Holdings, LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and .01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and .01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            .01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Servicios,
                                                     S.A. de C.V.

                                         eee)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd. (South Korea)


      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (DE)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5.    International Technical and Advisory Services Limited ("ITAS") (DE)

      6. ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (DE)

      7. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AF.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AG.   MetLife European Holdings, LLC (DE)

AH.   MetLife Investment Management Holdings, LLC (DE)

      a)   Logan Circle Partners GP, LLC (PA)

      b)   Logan Circle Partners, L.P. (PA)

           i)    Logan Circle Partners I LLC (PA)

           ii)   Logan Circle Partners Investment Management, LLC (DE)

      c)   MetLife Real Estate Lending Manager LLC (DE)

      d)   MetLife Real Estate Lending LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACTHOLDERS


As of January 31, 2017, there were 685,154 owners of qualified contracts and 158,708 owners of non-qualified contract offered by the Registrant. (Metropolitan Life Insurance Company Separate Account E).


ITEM 28. INDEMNIFICATION

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's principal underwriter (the "Underwriter")), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


(a)        MetLife Investors Distribution Company
     1095 Avenue of the Americas
     New York, NY 10036


MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (including the Registrant):


General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two


Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Life Variable Annuity Separate Account II


Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two


New England Life Retirement Investment Account

New England Variable Annuity Fund I


Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C


Paragon Separate Account D

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven


Separate Account No. 13S



(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH UNDERWRITER
--------------------   ----------------------



Elizabeth M. Forget                 Chairman of the Board, President, CEO and
200 Park Avenue                     Director
New York, NY 10166



Todd Nevenhoven                     Vice President and Director
4700 Westown Pkwy
Suite 200
West Des Moines, IA 50266



Bradd Chignoli                 Director
501 Route 22
Bridgewater, NJ 08807

Derrick Kelson                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Thomas Schuster                     Director
200 Park Avenue
12th Floor
New York, NY 10166



Todd Katz                           Executive Vice President
501 Route 22
Bridgewater, NJ 08807



Marlene Debel                       Executive Vice President
200 Park Avenue
New York, NY 10166



Elisabeth Bedore                    Vice President and Chief Compliance Officer
One MetLife Way
Whippany, NJ 07981



Tyla L. Reynolds                    Vice President and Secretary
600 North King Street
Wilmington, DE 19801



Charles Connery                     Vice President and Treasurer
One MetLife Way
Whippany, NJ 07981



Jamie Zaretsky                      Chief Legal Officer
200 Park Avenue
New York, NY 10166


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year.



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $84,338,194        $0                $0            $0


Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


(a)        Registrant


(b)        MetLife, One Financial Center, Boston, Massachusetts 02111

(c) State Street Bank and Trust Company, 225 Franklin Street Boston, Massachusetts 02110


(d) MetLife Investors Distribution Corporation, 1095 Avenue of the Americas, New York, NY 10036


(e) Metropolitan Life Insurance Company, 1095 Avenues of the Americas, New York, NY 10036


(f)        Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY
           10166


(g)        MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


(h)        MetLife Annuity Administrative Office, 4700 Westown Parkway, Bldg.
           4, Suite 200, West Des Moines, IA 50266


ITEM 31. MANAGEMENT SERVICES

Not applicable


ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:


(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;


(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;


(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;


(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and


(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.


                                REPRESENTATIONS

Depositor hereby makes the following representation:

Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Bridgewater, and the state of New Jersey, on this 10th day of April 2018.

                            METROPOLITAN LIFE SEPARATE ACCOUNT E
                            (Registrant)

                            BY: METROPOLITAN LIFE INSURANCE COMPANY
                            (Depositor)

                            BY:     /s/ Sabrina K. Model
                                    -------------------------------
                                    Sabrina K. Model
                                    Vice President

                            BY: METROPOLITAN LIFE INSURANCE COMPANY
                            (Depositor)

                            BY:     /s/ Sabrina K. Model
                                    -------------------------------
                                    Sabrina K. Model
                                    Vice President

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 11, 2018.

     Signature                                        Title
     ---------                                        -----

         *
----------------------
Steven Kandarian                   Chairman, President, Chief Executive Officer
                                                  and Director

         *
----------------------
Cheryl W. Grise                                     Director

         *
----------------------
Carlos Gutierrez                                    Director

         *
----------------------
Gerald L. Hassell                                   Director

         *
----------------------
David Herzog                                        Director

         *
----------------------
R. Glenn Hubbard                                    Director

         *
----------------------
Alfred F. Kelly, Jr.                                Director

         *
----------------------
Edward J. Kelly, III                                Director

         *
----------------------
William E. Kennard                                  Director

         *
----------------------
James Kilts                                         Director

        *
--------------------
Catherine Kinney                           Director

        *
--------------------
Denise M. Morrison                         Director


By:  /s/ Heather Harker
     --------------------------
     Heather Harker
     Attorney-In-Fact
     April 11, 2018

* Metropolitan Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney as filed with Post-Effective Amendment No. 22 to Registration Statement File Nos. 333-83716/811-04001 filed on April 11, 2018 and hereby incorporated by reference.

                                 Exhibit Index

         10. Consent of Independent Registered Public Accounting Firm